UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01879
Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
6/30
Date of reporting period:
12/31/25
Item 1. Report to Stockholders.
(a) The Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JUCAX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX)	$50	0.97%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JUCCX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX)	$84	1.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70942A 02-26

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JUCDX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	$39	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JUCIX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	$38	0.74%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70943C 02-26

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:JUCNX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	$33	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class R Shares:JUCRX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	$71	1.39%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
225-70-70944D 02-26

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JUCSX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	$59	1.14%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Absolute Return Income Opportunities Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JUCTX
This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	$45	0.87%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70945I 02-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JRSAX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$47	0.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JRSCX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$87	1.65%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70946N 02-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JRSDX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$37	0.70%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JRSIX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$35	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70947R 02-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:JRSNX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$31	0.58%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JRSSX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$56	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70948S 02-26

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JRSTX
This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$43	0.81%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:HFAAX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$40	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70949T 02-26

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:HFACX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$80	1.56%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:HFADX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$35	0.68%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
125-70-70950A 02-26

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:HFAIX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$29	0.57%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:HFARX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$30	0.58%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70951C 02-26

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:HFASX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$55	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Developed World Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:HFATX
This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$42	0.82%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
225-70-70952D 02-26

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JDFAX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$42	0.82%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JFICX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$74	1.44%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70953I 02-26

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JANFX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$27	0.52%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JFLEX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$25	0.48%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70954N 02-26

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:JDFNX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$20	0.40%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class R Shares:JDFRX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$58	1.14%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70955S 02-26

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JADFX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$46	0.90%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JAFIX
This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$33	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70956T 02-26

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JCAAX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$25	0.48%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JCACX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$64	1.23%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70957A 02-26

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JMSCX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$13	0.26%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JCAIX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$13	0.25%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70958C 02-26

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JCASX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$34	0.66%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Conservative
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JSPCX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$18	0.34%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
225-70-70959D 02-26

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JGCAX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$23	0.44%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JGCCX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$60	1.14%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70960I 02-26

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JNSGX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$14	0.26%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JGCIX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$12	0.22%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70961N 02-26

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JGCSX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$33	0.62%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Growth
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JSPGX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$18	0.34%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70962S 02-26

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JMOAX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$22	0.43%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JMOCX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$61	1.18%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70963T 02-26

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JNSMX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$13	0.24%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JMOIX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$11	0.22%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70964A 02-26

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JMOSX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$33	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Global Allocation Fund – Moderate
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JSPMX
This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$17	0.33%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70965C 02-26

Janus Henderson Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
American Cancer Society Support – Class D Shares:ACDXX
This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)	$17	0.33%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$472M
Number of portfolio holdings	69
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	36.3
U.S. Government Agency Notes	36.3
U.S. Treasury Debt	14.7
Variable Rate Demand Notes	12.6
Other	0.1
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
American Cancer Society Support - Class I Shares:ACJXX
This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)	$11	0.21%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$472M
Number of portfolio holdings	69
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	36.3
U.S. Government Agency Notes	36.3
U.S. Treasury Debt	14.7
Variable Rate Demand Notes	12.6
Other	0.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
225-70-70966D 02-26

Janus Henderson Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
American Cancer Society Support - Class N Shares:ACOXX
This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)	$10	0.20%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$472M
Number of portfolio holdings	69
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	36.3
U.S. Government Agency Notes	36.3
U.S. Treasury Debt	14.7
Variable Rate Demand Notes	12.6
Other	0.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
American Cancer Society Support – Class T Shares:ACTXX
This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)	$23	0.46%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$472M
Number of portfolio holdings	69
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	36.3
U.S. Government Agency Notes	36.3
U.S. Treasury Debt	14.7
Variable Rate Demand Notes	12.6
Other	0.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70967I 02-26

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JHYAX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$48	0.94%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JDHCX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$86	1.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70968N 02-26

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JNHYX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$39	0.75%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JHYFX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$39	0.76%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70969R 02-26

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:JHYNX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$33	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class R Shares:JHYRX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$72	1.39%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70970S 02-26

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JDHYX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$58	1.13%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson High-Yield Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JAHYX
This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$45	0.88%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70971T 02-26

Janus Henderson International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:HDAVX
This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class A Shares/HDAVX)	$60	1.15%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:HDCVX
This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class C Shares/HDCVX)	$97	1.86%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70972A 02-26

Janus Henderson International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:HDDVX
This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class D Shares/HDDVX)	$49	0.94%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:HDIVX
This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class I Shares/HDIVX)	$48	0.92%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70973C 02-26

Janus Henderson International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:HDRVX
This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class N Shares/HDRVX)	$43	0.83%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:HDQVX
This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class S Shares/HDQVX)	$58	1.12%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
225-70-70974D 02-26

Janus Henderson International Dividend Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:HDTVX
This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class T Shares/HDTVX)	$56	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JDPAX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$50	0.96%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70975I 02-26

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JMVCX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$86	1.66%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JNMCX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$37	0.71%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
125-70-70976S 02-26

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JMVAX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$36	0.69%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:JDPNX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$30	0.58%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70977T 02-26

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class R Shares:JDPRX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$69	1.34%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JMVIX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$56	1.09%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70978A 02-26

Janus Henderson Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JMCVX
This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$42	0.82%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JNMXX
This semiannual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$20	0.39%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,306M
Number of portfolio holdings	82
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	38.5
Commercial Paper	37.2
Variable Rate Demand Notes	14.0
U.S. Government Agency Notes	5.3
U.S. Treasury Debt	3.8
Certificates of Deposit	1.1
Other	0.1
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
125-70-70979C 02-26

Janus Henderson Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JAMXX
This semiannual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$25	0.49%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,306M
Number of portfolio holdings	82
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	38.5
Commercial Paper	37.2
Variable Rate Demand Notes	14.0
U.S. Government Agency Notes	5.3
U.S. Treasury Debt	3.8
Certificates of Deposit	1.1
Other	0.1
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JMUAX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$44	0.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
225-70-70980D 02-26

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JMUCX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$81	1.58%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JMUDX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$35	0.67%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
125-70-70981I 02-26

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JMUIX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$32	0.63%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:JMTNX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$28	0.54%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70982S 02-26

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JMUSX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$55	1.07%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Multi-Sector Income Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JMUTX
This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$40	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70983T 02-26

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JSHAX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$36	0.70%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JSHCX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$71	1.39%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70984A 02-26

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JNSTX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$27	0.52%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JSHIX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$24	0.46%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70985C 02-26

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:JSHNX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$20	0.40%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JSHSX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$45	0.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
225-70-70986D 02-26

Janus Henderson Short Duration Flexible Bond Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JASBX
This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$33	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JDSAX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$59	1.10%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70987I 02-26

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JCSCX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$89	1.66%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JNPSX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$42	0.78%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
125-70-70988S 02-26

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JSCOX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$42	0.79%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class L Shares:JSIVX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$35	0.66%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70989T 02-26

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:JDSNX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$34	0.64%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class R Shares:JDSRX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$75	1.40%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
225-70-70990D 02-26

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JISCX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$62	1.16%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JSCVX
This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$48	0.89%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-71273I 02-26

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class A Shares:JVSAX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$59	1.11%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class C Shares:JVSCX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$98	1.85%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-71274N 02-26

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class D Shares:JSVDX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$47	0.88%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class I Shares:JVSIX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$45	0.86%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70991T 02-26

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class N Shares:JVSNX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$41	0.77%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class S Shares:JSVSX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$56	1.06%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-70-70992A 02-26

Janus Henderson Small-Mid Cap Value Fund
SEMIANNUAL SHAREHOLDER REPORT
December 31, 2025
Class T Shares:JSVTX
This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$52	0.99%*
*	Annualized for periods of less than one full year.
Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Absolute Return Income Opportunities Fund
Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2025

	Principal or Notional Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 26.5%
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32ž	$118,595		$120,562
Ally Bank Auto Credit-Linked Notes 2024-B C, 5.2150%, 9/15/32ž	145,252		146,572
Bayview Opportunity Master Fund VII 2024-CAR1 C, US 30 Day Average SOFR + 1.5000%, 5.3742%, 12/26/31ž,‡	236,076		236,879
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	457,000		456,013
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.3401%, 8/15/41ž,‡	491,503		492,083
BX Commercial Mortgage Trust 2025-ROIC D, CME Term SOFR 1 Month + 1.9926%, 5.7428%, 3/15/30ž,‡	498,058		495,437
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	250,000		252,495
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 5.4242%, 10/25/41ž,‡	80,885		80,990
Connecticut Avenue Securities Trust 2022-R01 1M1, US 30 Day Average SOFR + 1.0000%, 4.8742%, 12/25/41ž,‡	30,524		30,524
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.7742%, 4/25/42ž,‡	10,238		10,247
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.1742%, 5/25/43ž,‡	114,812		116,821
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.5742%, 7/27/43ž,‡	72,616		72,820
Connecticut Avenue Securities Trust 2024-R02 1M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 2/25/44ž,‡	20,817		20,838
Connecticut Avenue Securities Trust 2024-R03 2M2, US 30 Day Average SOFR + 1.9500%, 5.8242%, 3/25/44ž,‡	804,000		805,861
Connecticut Avenue Securities Trust 2024-R04 1M2, US 30 Day Average SOFR + 1.6500%, 5.5242%, 5/25/44ž,‡	203,137		203,649
Connecticut Avenue Securities Trust 2025-R01 1B1, US 30 Day Average SOFR + 1.7000%, 5.5742%, 1/25/45ž,‡	172,795		171,520
Connecticut Avenue Securities Trust 2025-R01 1M2, US 30 Day Average SOFR + 1.5000%, 5.3742%, 1/25/45ž,‡	500,000		499,659
Connecticut Avenue Securities Trust 2025-R02 1M2, US 30 Day Average SOFR + 1.6000%, 5.4742%, 2/27/45ž,‡	59,000		58,947
Connecticut Avenue Securities Trust 2025-R03 2M2, US 30 Day Average SOFR + 2.2500%, 6.1242%, 3/27/45ž,‡	57,000		57,769
Connecticut Avenue Securities Trust 2025-R04 1M2, US 30 Day Average SOFR + 1.5000%, 5.3742%, 5/25/45ž,‡	112,200		111,795
Credabl Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4500%, 5.0050%, 5/11/45‡	333,206	AUD	223,286
Credabl Trust 2024-1 C, 30 Day Australian Bank Bill Rate + 2.2000%, 5.7550%, 5/11/45‡	573,592	AUD	384,937
DB Master Finance LLC 2021-1A A2I, 2.0450%, 11/20/51ž	120,000		117,713
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	48,000		45,409
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 4.7242%, 11/25/41ž,‡	4,586		4,582
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A, US 30 Day Average SOFR + 2.1500%, 6.0242%, 9/25/42ž,‡	22,334		22,421
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.9652%, 4/27/43ž,‡	33,140		33,503
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A, US 30 Day Average SOFR + 2.0000%, 5.8742%, 5/25/43ž,‡	58,302		58,727
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.8742%, 6/25/43ž,‡	87,087		87,313
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.7242%, 11/25/43ž,‡	44,652		44,804
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 5.2242%, 2/25/44ž,‡	63,948		64,031
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.3242%, 10/25/44ž,‡	385,462		385,218
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M1, US 30 Day Average SOFR + 1.2500%, 5.1242%, 3/25/44ž,‡	25,996		26,002
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2025
	Principal or Notional Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 5.6742%, 8/25/44ž,‡	$155,000		$155,679
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M2, US 30 Day Average SOFR + 1.5000%, 5.3742%, 5/25/45ž,‡	175,912		175,531
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M2, US 30 Day Average SOFR + 1.6500%, 5.5242%, 2/27/45ž,‡	93,136		92,989
FREMF Mortgage Trust 2023-K511 C, 5.6345%, 11/25/28ž,‡	125,000		117,658
Hertz Vehicle Financing LLC 2025-5A B, 4.8700%, 5/25/30ž	750,000		747,564
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	107,000		107,463
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	250,000		251,601
Liberty Funding Pty Ltd 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%, 4.7475%, 5/25/32‡	215,467	AUD	144,328
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32ž	250,000		250,567
METRO Finance Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.2500%, 4.8075%, 9/17/30‡	298,704	AUD	200,121
Now Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 4.9475%, 6/14/32‡	197,223	AUD	132,211
Now Trust 2025-1 A, 30 Day Australian Bank Bill Rate + 1.1500%, 4.6975%, 2/14/34‡	354,837	AUD	236,984
NRTH PARK Mortgage Trust 2025-PARK B, CME Term SOFR 1 Month + 1.6429%, 5.3930%, 10/15/40ž,‡	500,000		501,192
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	750,000		755,516
Plenti PL-Green ABS Trust 2025-1 D, 30 Day Australian Bank Bill Rate + 1.8000%, 5.3550%, 11/11/36‡	500,000	AUD	334,301
RCKT Trust 2025-1A D, 5.4200%, 7/25/34ž	250,000		246,999
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54ž	267,300		271,105
Subway Funding LLC 2024-3A A2I, 5.2460%, 7/30/54ž	226,710		224,183
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	793,039		792,856
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	67,793		62,947
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	109,920		111,630
The Huntington National Bank 2024-2 C, US 30 Day Average SOFR + 2.6000%, 6.5177%, 10/20/32ž,‡	344,632		346,010
The Huntington National Bank 2025-1 C, US 30 Day Average SOFR + 2.2500%, 6.1677%, 3/21/33ž,‡	181,639		181,582
UK Logistics 2024-1A B, SONIA Interest Rate Benchmark + 2.5500%, 6.5370%, 5/17/34ž,‡	201,265	GBP	272,337
VB-S1 Issuer LLC 2025-1A B, 5.6020%, 8/16/55ž	250,000		250,336
Wendy's Funding LLC 2022-1A A2I, 4.2360%, 3/15/52ž	250,900		247,762
Wingspire Equipment Finance LLC 2024-1A D, 6.3100%, 9/20/32ž	400,000		407,795
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $13,439,775)			13,558,674
Bank Loans and Mezzanine Loans – 0.5%
Technology – 0.5%
X Corp, 9.5000%, 10/26/29ƒ (cost $250,309)	250,000		248,928
Corporate Bonds – 69.5%
Banking – 13.1%
Australia & New Zealand Banking Group Ltd, 90 Day Australian Bank Bill Rate + 1.5200%, 5.5450%, 1/15/35‡	1,500,000	AUD	1,005,494
Australian Central Credit Union Ltd, 90 Day Australian Bank Bill Rate + 2.4000%, 5.9600%, 9/16/31‡	200,000	AUD	133,918
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%, 4.9612%, 8/20/31‡	1,500,000	AUD	1,004,674
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.6800%, 5.3711%, 3/6/30‡	130,000	AUD	87,995
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.5500%, 5.1075%, 6/17/31‡	1,700,000	AUD	1,138,097
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.9500%, 5.5125%, 3/1/34‡	290,000	AUD	197,569
National Australia Bank Ltd, 90 Day Australian Bank Bill Rate + 2.0200%, 5.6739%, 11/18/31‡	2,300,000	AUD	1,551,158
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2025
	Principal or Notional Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Newcastle Greater Mutual Group Ltd, 90 Day Australian Bank Bill Rate + 1.2500%, 4.7440%, 1/21/30‡	240,000	AUD	$161,300
Teachers Mutual Bank Ltd, 90 Day Australian Bank Bill Rate + 1.3000%, 5.0275%, 6/21/27‡	370,000	AUD	248,963
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.8800%, 5.4650%, 4/3/34‡	1,200,000	AUD	818,575
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.5200%, 5.3510%, 2/12/35‡	500,000	AUD	332,706
			6,680,449
Brokerage – 2.4%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	$500,000		513,129
Jane Street Group / JSG Finance Inc, 4.5000%, 11/15/29ž	446,000		439,248
LPL Holdings Inc, 5.7000%, 5/20/27	250,000		254,790
LPL Holdings Inc, 4.9000%, 4/3/28	45,000		45,657
			1,252,824
Capital Goods – 6.6%
Boeing Co/The, 2.1960%, 2/4/26	540,000		538,972
Boeing Co/The, 6.2590%, 5/1/27	250,000		256,504
CNH Industrial Capital Australia Pty Ltd, 5.4000%, 5/17/27	800,000	AUD	536,354
CNH Industrial Capital Australia Pty Ltd, 4.7000%, 6/20/28	400,000	AUD	263,694
ESAB Corp, 6.2500%, 4/15/29ž	250,000		257,054
Regal Rexnord Corp, 6.0500%, 2/15/26	950,000		951,821
Trinity Industries Inc, 7.7500%, 7/15/28ž	477,000		495,553
Vertiv Group Corp, 4.1250%, 11/15/28ž	95,000		93,833
			3,393,785
Consumer Cyclical – 12.2%
Allison Transmission Inc, 4.7500%, 10/1/27ž	187,000		186,745
Carnival Corp, 5.1250%, 5/1/29ž	667,000		674,397
Ford Motor Credit Co LLC, 5.9180%, 3/20/28	200,000		204,639
Ford Motor Credit Co LLC, 5.8000%, 3/5/27	375,000		379,671
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	500,000		521,839
General Motors Financial Co Inc, 5.1500%, 8/15/26	110,000	GBP	148,928
General Motors Financial Co Inc, 4.2000%, 10/27/28	500,000		500,711
Gildan Activewear Inc, 4.7000%, 10/7/30ž	198,000		197,028
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	150,000		152,611
KB Home, 6.8750%, 6/15/27	123,000		125,537
LGI Homes Inc, 8.7500%, 12/15/28ž	115,000		119,953
Live Nation Entertainment Inc, 6.5000%, 5/15/27ž	188,000		189,725
Millrose Properties Inc, 6.3750%, 8/1/30ž	233,000		238,411
Royal Caribbean Cruises Ltd, 5.5000%, 8/31/26ž	256,000		256,394
Stellantis Financial Services US Corp, 4.9500%, 9/15/28ž	294,000		298,040
Taylor Morrison Communities Inc, 5.7500%, 1/15/28ž	126,000		128,250
VICI Properties LP, 4.7500%, 4/1/28	350,000		353,684
VICI Properties LP / Vici Note Co Inc, 4.5000%, 9/1/26ž	150,000		150,146
Volkswagen Financial Services NV, 6.5000%, 9/18/27	1,000,000	GBP	1,388,801
			6,215,510
Consumer Non-Cyclical – 4.9%
Mattel Inc, 3.7500%, 4/1/29ž	360,000		350,880
Mattel Inc, 5.0000%, 11/17/30	163,000		164,130
Solventum Corp, 5.4000%, 3/1/29	396,000		410,129
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	275,000		271,825
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28	490,000		508,533
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		810,998
			2,516,495
Electric – 3.2%
Calpine Corp, 4.5000%, 2/15/28ž	267,000		267,177
Calpine Corp, 5.1250%, 3/15/28ž	185,000		185,207
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2025
	Principal or Notional Amounts		Value
Corporate Bonds – (continued)
Electric – (continued)
Liberty Utilities Co, 5.5770%, 1/31/29ž	$605,000		$624,935
NRG Energy Inc, 2.4500%, 12/2/27ž	553,000		534,403
			1,611,722
Energy – 5.3%
Cheniere Energy Inc, 4.6250%, 10/15/28	375,000		374,365
Civitas Resources Inc, 8.3750%, 7/1/28ž	138,000		142,194
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	125,000		126,148
DT Midstream Inc, 4.1250%, 6/15/29ž	130,000		128,286
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	344,000		350,458
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	383,000		384,546
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	89,000		91,910
ITT Holdings LLC, 6.5000%, 8/1/29ž	380,000		364,668
Repsol E&P Capital Markets US LLC, 4.8050%, 9/16/28ž	200,000		201,862
Sunoco LP, 5.6250%, 3/15/31ž	193,000		194,414
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 7.3750%, 2/15/29ž	226,000		233,585
Viper Energy Partners LLC, 4.9000%, 8/1/30	128,000		129,468
			2,721,904
Finance Companies – 7.8%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28ž	141,000		140,973
Avanti Finance Ltd, 90 Day Australian Bank Bill Rate + 4.8500%, 8.5620%, 9/14/28‡	400,000	AUD	270,075
Aviation Capital Group LLC, 1.9500%, 9/20/26ž	200,000		196,739
Blackstone Private Credit Fund, 3.2500%, 3/15/27	290,000		285,022
Blue Owl Credit Income Corp, 6.5000%, 10/23/27	728,000	AUD	486,373
GGAM Finance Ltd, 5.8750%, 3/15/30ž	16,000		16,237
Goldman Sachs Private Credit Corp, 5.3750%, 1/31/29ž	192,000		192,763
Judo Bank Pty Ltd, 90 Day Australian Bank Bill Rate + 3.3500%, 7.0400%, 10/23/34‡	240,000	AUD	167,622
Macquarie Airfinance Holdings Ltd, 5.2000%, 3/27/28ž	250,000		253,775
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	260,000		263,567
OneMain Finance Corp, 7.1250%, 3/15/26	195,000		196,437
OneMain Finance Corp, 3.5000%, 1/15/27	321,000		317,867
OneMain Finance Corp, 6.1250%, 5/15/30	145,000		147,840
Rocket Cos Inc, 6.1250%, 8/1/30ž	242,000		250,150
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc, 2.8750%, 10/15/26ž	815,000		803,112
			3,988,552
Financial Institutions – 3.7%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	500,000		515,769
Atlas Warehouse Lending Co LP, 4.6250%, 11/15/28ž	270,000		271,013
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	250,000		263,205
GGAM Finance Ltd, 8.0000%, 6/15/28ž	260,000		275,332
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 3.8000%, 7.3600%, 3/16/28‡	800,000	AUD	560,801
			1,886,120
Government Sponsored – 0.6%
Permanent TSB Group Holdings PLC, EURIBOR ICE SWAP Rate + 3.5000%, 6.6250%, 7/2/29‡	230,000	EUR	293,139
Industrial – 1.4%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	731,498
Insurance – 2.5%
Athene Global Funding, 2.5000%, 3/24/28ž	252,000		242,034
F&G Global Funding, 4.6500%, 9/8/28ž	93,000		93,590
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.3000%, 5.9693%, 6/1/37‡	850,000	AUD	576,291
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.6500%, 6.3193%, 12/1/38‡	500,000	AUD	345,460
			1,257,375
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2025
	Principal or Notional Amounts	Value
Corporate Bonds – (continued)
Professional Services – 1.0%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28ž	$526,000	$516,277
Real Estate Investment Trusts (REITs) – 0.5%
Starwood Property Trust Inc, 5.2500%, 10/15/28ž	232,000	233,687
Technology – 2.7%
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	182,000	174,645
Gartner Inc, 4.5000%, 7/1/28ž	280,000	279,094
MSCI Inc, 4.0000%, 11/15/29ž	615,000	601,281
Oracle Corp, 4.8000%, 8/3/28	325,000	326,618
		1,381,638
Transportation – 1.6%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26ž	66,667	66,761
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29ž	250,000	254,585
Delta Air Lines Inc, 4.9500%, 7/10/28	71,000	72,277
Delta Air Lines Inc / SkyMiles IP Ltd, 4.7500%, 10/20/28ž	324,000	325,961
United Airlines Inc, 4.6250%, 4/15/29ž	100,000	99,566
		819,150
Total Corporate Bonds (cost $35,180,668)		35,500,125
Commercial Paper – 2.6%
Aviation Capital Group LLC, 0%, 1/2/26±,◊	450,000	449,905
Energy Transfer LP, 0%, 1/2/26±,◊	300,000	299,937
Union Electric Co, 0%, 1/2/26◊	550,000	549,885
Total Commercial Paper (cost $1,299,748)		1,299,727
OTC Purchased Credit Default Swaptions – Puts – Buy Protection – 0% Counterparty/Reference Asset
Goldman Sachs & Co LLC:
CDX.NA.44, Credit Default Swap, maturing 6/20/30, fixed rate 1.0000%, payment frequency: Quarterly, Notional amount $9,900,000, premiums paid $25,691, unrealized depreciation $(25,139), exercise price $62.50, expires 1/21/26*	9,900,000	552
Total Investments (total cost $50,196,191) – 99.1%		50,608,006
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		477,726
Net Assets – 100%		$51,085,732

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$34,877,158	68.9%
Australia	11,430,342	22.6
Germany	1,388,801	2.8
United Kingdom	877,674	1.7
Israel	780,358	1.5
Ireland	584,708	1.2
New Zealand	270,075	0.5
Spain	201,862	0.4
Canada	197,028	0.4
Total	$50,608,006	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2025

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	1/16/26	(9,490,000)	$6,255,837	$(76,311)
Euro	1/16/26	(280,000)	326,680	(2,535)
				(78,846)
Citibank National Association:
Australian Dollar	1/16/26	265,000	(175,122)	1,698
Goldman Sachs & Co LLC:
New Zealand Dollar	1/16/26	20,000	(11,584)	(68)
HSBC Securities (USA) Inc:
Australian Dollar	1/16/26	(9,480,000)	6,255,027	(70,447)
British Pound	1/16/26	130,000	(171,204)	3,994
New Zealand Dollar	1/16/26	(40,000)	23,198	166
				(66,287)
Morgan Stanley & Co International PLC:
Australian Dollar	1/16/26	300,000	(196,707)	3,467
British Pound	1/16/26	(1,520,000)	2,035,171	(13,304)
				(9,837)
Total				$(153,340)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
3-Month CORRA	14	12/16/26	$2,489,325	$385
3-Month SOFR	10	6/17/26	2,412,125	(2,178)
Total - Futures Long				(1,793)
Futures Short:
2 Year US Treasury Note	29	4/3/26	(6,054,883)	(2,469)
3-Month SOFR	10	3/15/28	(2,418,625)	3,678
3-Year Australian Bond	39	3/16/26	(2,732,070)	(6,372)
5 Year US Treasury Note	18	4/3/26	(1,967,484)	4,227
Euro-Schatz	3	3/10/26	(376,211)	380
Total - Futures Short				(556)
Total				$(2,349)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.12% Fixed Rate	Quarterly	4/22/26	1,930,000	NZD	$-	$14,423	$14,423
NDBB3M	3.56% Fixed Rate	Quarterly	10/21/26	1,735,000	NZD	-	9,849	9,849
NDBB3M	3.45% Fixed Rate	Quarterly	2/17/27	2,350,000	NZD	-	25,688	25,688
3.4775% Fixed Rate	USD SOFR	Annually	8/27/27	(2,600,000)	USD	-	139	139
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2025

Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
SONIA 1D	3.624% Fixed Rate	Annually	10/21/27	1,000,000	GBP	$-	$2,147	$2,147
SONIA 1D	3.5513% Fixed Rate	Annually	11/6/27	1,000,000	GBP	-	587	587
3.365% Fixed Rate	USD SOFR	Annually	11/22/27	(2,700,000)	USD	-	(561)	(561)
SONIA 1D	3.5001% Fixed Rate	Annually	12/3/27	100,000	GBP	-	(20)	(20)
3.03% Fixed Rate	NDBB3M	Quarterly	8/8/27	(1,300,000)	NZD	-	(9,297)	(9,297)
NDBB3M	3.03% Fixed Rate	Quarterly	8/8/27	1,300,000	NZD	-	9,297	9,297
2.923% Fixed Rate	NDBB3M	Quarterly	8/25/27	(500,000)	NZD	-	(2,859)	(2,859)
NDBB3M	2.923% Fixed Rate	Quarterly	8/25/27	500,000	NZD	-	2,859	2,859
Total						$-	$52,252	$52,252

Schedule of OTC Written Credit Default Swaptions
Counterparty/ Reference Asset	Description	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs & Co LLC:
CDX.NA.44	Credit Default Swap, S&P Credit Rating: NR, maturing 06/20/2030, fixed rate 1%, payment frequency: Quarterly	72.50	USD	1/21/26	$(4,950,000)	$(9,702)	$9,533	$(169)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2025
	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Purchased swaption contracts, at value	$552	$-	$-	$552
Forward foreign currency exchange contracts	-	9,325	-	$9,325
*Futures contracts	-	-	8,670	$8,670
*Swaps - centrally cleared	-	-	64,989	$64,989
Total Asset Derivatives	$552	$9,325	$73,659	$83,536
Liability Derivatives:
Forward foreign currency exchange contracts	$-	$162,665	$-	$162,665
Swaptions written, at value	169	-	-	$169
*Futures contracts	-	-	11,019	$11,019
*Swaps - centrally cleared	-	-	12,737	$12,737
Total Liability Derivatives	$169	$162,665	$23,756	$186,590

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2025
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Purchased swaption contracts	$(14,961)	$-	$-	$(14,961)
Futures contracts	-	-	28,574	$28,574
Forward foreign currency exchange contracts	-	(1,460,252)	-	$(1,460,252)
Swap contracts	-	-	70,426	$70,426
Written swaption contracts	8,190	-	-	$8,190
Total	$(6,771)	$(1,460,252)	$99,000	$(1,368,023)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Purchased swaption contracts	$(16,976)	$-	$-	$(16,976)
Futures contracts	-	-	38,161	$38,161
Forward foreign currency exchange contracts	-	1,342,546	-	$1,342,546
Swap contracts	-	-	(41,728)	$(41,728)
Written swaption contracts	4,244	-	-	$4,244
Total	$(12,732)	$1,342,546	$(3,567)	$1,326,247
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$686,522
Average amounts sold - in USD	16,147,914
Futures contracts:
Average notional amount of contracts - long	3,581,627
Average notional amount of contracts - short	8,465,873
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	2,885,714
Average notional amount - receive fixed rate/pay floating rate	8,745,971
Swaptions:
Average value of swaption contracts purchased	9,880
Average value of swaption contracts written	3,375
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
December 31, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Citibank National Association	$1,698	$—	$—	$1,698
Goldman Sachs & Co LLC	552	(237)	—	315
HSBC Securities (USA) Inc	4,160	(4,160)	—	—
Morgan Stanley & Co International PLC	3,467	(3,467)	—	—
Total	$9,877	$(7,864)	$—	$2,013

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$78,846	$—	$—	$78,846
Goldman Sachs & Co LLC	237	(237)	—	—
HSBC Securities (USA) Inc	70,447	(4,160)	—	66,287
Morgan Stanley & Co International PLC	13,304	(3,467)	—	9,837
Total	$162,834	$(7,864)	$—	$154,970

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Schedule of Investments and Other Information (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $26,476,556, which represents 51.8% of net assets.

±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2025 is $749,842, which represents 1.5% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
10 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$13,558,674	$-
Bank Loans and Mezzanine Loans	-	248,928	-
Corporate Bonds	-	35,500,125	-
Commercial Paper	-	1,299,727	-
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	-	552	-
Total Investments in Securities	$-	$50,608,006	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	9,325	-
Futures Contracts	8,670	-	-
Centrally Cleared Swaps	-	64,989	-
Total Assets	$8,670	$50,682,320	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$162,665	$-
Futures Contracts	11,019	-	-
OTC Swaptions Written, at Value	-	169	-
Centrally Cleared Swaps	-	12,737	-
Total Liabilities	$11,019	$175,571	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 11

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Investments, at value (cost $50,170,500)	$50,607,454
Purchased swaptions, at value (premiums paid $25,691)	552
Cash	179,981
Deposits with brokers for centrally cleared derivatives	54,856
Deposits with brokers for futures	290,000
Forward foreign currency exchange contracts	9,325
Cash denominated in foreign currency (cost $109,452)	109,452
Variation margin receivable on futures contracts	5,774
Trustees' deferred compensation	1,503
Receivables:
Interest	484,576
Due from adviser	38,980
Fund shares sold	8,058
Other assets	318
Total Assets	51,790,829
Liabilities:
Forward foreign currency exchange contracts	162,665
Swaptions written, at value (premiums received $9,702)	169
Variation margin payable on futures contracts	250
Variation margin payable on centrally cleared swaps	1,192
Payables:
Investments purchased	250,313
Professional fees	76,550
Fund shares repurchased	56,824
Advisory fees	28,914
Dividends	11,266
Transfer agent fees and expenses	7,632
12b-1 Distribution and shareholder servicing fees	3,231
Custodian fees	1,766
Trustees' deferred compensation fees	1,503
Affiliated fund administration fees payable	109
Trustees' fees and expenses	19
Accrued expenses and other payables	102,694
Total Liabilities	705,097
Commitments and contingent liabilities (Note 4)
Net Assets	$51,085,732
See footnotes at the end of the Statement.
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$230,303,668
Total distributable earnings (loss)	(179,217,936)
Total Net Assets	$51,085,732
Net Assets - Class A Shares	$9,228,010
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,013,847
Net Asset Value Per Share(1)	$9.10
Maximum Offering Price Per Share(2)	$9.55
Net Assets - Class C Shares	$1,076,477
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	118,337
Net Asset Value Per Share(1)	$9.10
Net Assets - Class D Shares	$20,773,846
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,281,991
Net Asset Value Per Share	$9.10
Net Assets - Class I Shares	$12,733,481
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,399,435
Net Asset Value Per Share	$9.10
Net Assets - Class N Shares	$490,260
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,877
Net Asset Value Per Share	$9.10
Net Assets - Class R Shares	$347,058
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	38,105
Net Asset Value Per Share	$9.11
Net Assets - Class S Shares	$424,976
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,665
Net Asset Value Per Share	$9.11
Net Assets - Class T Shares	$6,011,624
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	661,001
Net Asset Value Per Share	$9.09

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Interest	$1,359,636
Other income	15,684
Total Investment Income	1,375,320
Expenses:
Advisory fees	166,016
12b-1 Distribution and shareholder servicing fees:
Class A Shares	11,732
Class C Shares	6,106
Class R Shares	898
Class S Shares	510
Transfer agent administrative fees and expenses:
Class D Shares	10,645
Class R Shares	449
Class S Shares	510
Class T Shares	7,666
Transfer agent networking and omnibus fees:
Class A Shares	3,532
Class C Shares	510
Class I Shares	6,606
Other transfer agent fees and expenses:
Class A Shares	350
Class C Shares	46
Class D Shares	1,736
Class I Shares	314
Class N Shares	21
Class R Shares	7
Class S Shares	7
Class T Shares	102
Non-affiliated fund administration fees	85,863
Registration fees	40,226
Professional fees	39,836
Custodian fees	6,200
Shareholder reports expense	4,319
Affiliated fund administration fees	882
Trustees' fees and expenses	459
Other expenses	9,130
Total Expenses	404,678
Less: Excess Expense Reimbursement and Waivers	(192,638)
Net Expenses	212,040
Net Investment Income/(Loss)	1,163,280
See Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$336,108
Purchased swaption contracts	(14,961)
Forward foreign currency exchange contracts	(1,460,252)
Futures contracts	28,574
Swap contracts	70,426
Written swaption contracts	8,190
Total Net Realized Gain/(Loss) on Investments	(1,031,915)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	353,790
Purchased swaption contracts	(16,976)
Forward foreign currency exchange contracts	1,342,546
Futures contracts	38,161
Swap contracts	(41,728)
Written swaption contracts	4,244
Total Change in Unrealized Net Appreciation/Depreciation	1,680,037
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,811,402
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Absolute Return Income Opportunities Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$1,163,280	$2,439,161
Net realized gain/(loss) on investments	(1,031,915)	842,077
Change in unrealized net appreciation/depreciation	1,680,037	(44,006)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,811,402	3,237,232
Dividends and Distributions to Shareholders:
Class A Shares	(212,454)	(292,427)
Class C Shares	(25,897)	(69,429)
Class D Shares	(470,006)	(638,223)
Class I Shares	(311,806)	(522,817)
Class N Shares	(11,869)	(19,495)
Class R Shares	(7,377)	(10,650)
Class S Shares	(8,866)	(11,026)
Class T Shares	(141,875)	(222,030)
Total Dividends and Distributions to Shareholders	(1,190,150)	(1,786,097)
Return of Capital on Dividends and Distributions:
Class A Shares	—	(112,192)
Class C Shares	—	(34,258)
Class D Shares	—	(231,094)
Class I Shares	—	(189,051)
Class N Shares	—	(6,862)
Class R Shares	—	(4,681)
Class S Shares	—	(4,460)
Class T Shares	—	(82,918)
Total Return of Capital on Dividends and Distributions	—	(665,516)
Net Decrease from Dividends and Distributions to Shareholders	(1,190,150)	(2,451,613)
Capital Share Transactions:
Class A Shares	(145,902)	661,980
Class C Shares	(555,255)	(1,740,558)
Class D Shares	1,461,659	847,615
Class I Shares	(600,627)	(2,264,948)
Class N Shares	14,201	(82,727)
Class R Shares	(10,387)	(17,599)
Class S Shares	60,643	39,336
Class T Shares	(94,740)	(298,346)
Net Increase/(Decrease) from Capital Share Transactions	129,592	(2,855,247)
Net Increase/(Decrease) in Net Assets	750,844	(2,069,628)
Net Assets:
Beginning of period	50,334,888	52,404,516
End of period	$51,085,732	$50,334,888
See Notes to Financial Statements.
16 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.99	$8.86	$8.69	$8.56	$9.02	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.42	0.37	0.23	0.09	0.10
Net realized and unrealized gain/(loss)	0.12	0.13	0.17	0.14	(0.44)	0.02
Total from Investment Operations	0.32	0.55	0.54	0.37	(0.35)	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.31)	(0.37)	(0.24)	(0.11)	(0.11)
Return of capital	—	(0.11)	—	—	—	—
Total Dividends and Distributions	(0.21)	(0.42)	(0.37)	(0.24)	(0.11)	(0.11)
Net Asset Value, End of Period	$9.10	$8.99	$8.86	$8.69	$8.56	$9.02
Total Return*	3.57%	6.33%	6.28%	4.39%	(3.86)%	1.38%
Net Assets, End of Period (in thousands)	$9,228	$9,259	$8,471	$9,102	$9,312	$15,300
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.70%	1.77%	1.63%	1.51%	1.35%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.96%	0.95%	0.96%	0.95%	0.95%
Ratio of Net Investment Income/(Loss)	4.44%	4.68%	4.21%	2.68%	1.06%	1.16%
Portfolio Turnover Rate	35%	72%	61%	56%	69%	47%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.98	$8.85	$8.68	$8.56	$9.01	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.36	0.30	0.16	0.03	0.04
Net realized and unrealized gain/(loss)	0.13	0.13	0.17	0.14	(0.43)	0.01
Total from Investment Operations	0.30	0.49	0.47	0.30	(0.40)	0.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.26)	(0.30)	(0.18)	(0.05)	(0.05)
Return of capital	—	(0.10)	—	—	—	—
Total Dividends and Distributions	(0.18)	(0.36)	(0.30)	(0.18)	(0.05)	(0.05)
Net Asset Value, End of Period	$9.10	$8.98	$8.85	$8.68	$8.56	$9.01
Total Return*	3.33%	5.59%	5.50%	3.55%	(4.48)%	0.56%
Net Assets, End of Period (in thousands)	$1,076	$1,614	$3,312	$4,264	$7,870	$8,407
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.54%	2.53%	2.41%	2.19%	2.12%	1.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.63%	1.67%	1.69%	1.64%	1.70%	1.64%
Ratio of Net Investment Income/(Loss)	3.78%	3.96%	3.45%	1.89%	0.32%	0.48%
Portfolio Turnover Rate	35%	72%	61%	56%	69%	47%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.99	$8.86	$8.69	$8.57	$9.02	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.44	0.39	0.25	0.11	0.12
Net realized and unrealized gain/(loss)	0.12	0.13	0.16	0.13	(0.43)	0.02
Total from Investment Operations	0.33	0.57	0.55	0.38	(0.32)	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.32)	(0.38)	(0.26)	(0.13)	(0.13)
Return of capital	—	(0.12)	—	—	—	—
Total Dividends and Distributions	(0.22)	(0.44)	(0.38)	(0.26)	(0.13)	(0.13)
Net Asset Value, End of Period	$9.10	$8.99	$8.86	$8.69	$8.57	$9.02
Total Return*	3.67%	6.55%	6.48%	4.47%	(3.57)%	1.57%
Net Assets, End of Period (in thousands)	$20,774	$19,076	$17,952	$17,901	$16,350	$15,929
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.50%	1.56%	1.47%	1.33%	1.17%	1.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.76%	0.77%	0.77%	0.77%
Ratio of Net Investment Income/(Loss)	4.66%	4.88%	4.41%	2.89%	1.25%	1.34%
Portfolio Turnover Rate	35%	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.99	$8.85	$8.68	$8.56	$9.00	$9.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.44	0.39	0.25	0.12	0.13
Net realized and unrealized gain/(loss)	0.12	0.14	0.16	0.13	(0.42)	0.01
Total from Investment Operations	0.33	0.58	0.55	0.38	(0.30)	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.32)	(0.38)	(0.26)	(0.14)	(0.14)
Return of capital	—	(0.12)	—	—	—	—
Total Dividends and Distributions	(0.22)	(0.44)	(0.38)	(0.26)	(0.14)	(0.14)
Net Asset Value, End of Period	$9.10	$8.99	$8.85	$8.68	$8.56	$9.00
Total Return*	3.68%	6.69%	6.51%	4.51%	(3.42)%	1.51%
Net Assets, End of Period (in thousands)	$12,733	$13,170	$15,208	$18,919	$27,937	$33,808
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.46%	1.52%	1.39%	1.25%	1.09%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.74%	0.73%	0.73%	0.71%	0.71%
Ratio of Net Investment Income/(Loss)	4.67%	4.89%	4.41%	2.85%	1.30%	1.40%
Portfolio Turnover Rate	35%	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.99	$8.85	$8.69	$8.56	$9.01	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.45	0.40	0.26	0.12	0.13
Net realized and unrealized gain/(loss)	0.11	0.14	0.15	0.14	(0.43)	0.01
Total from Investment Operations	0.33	0.59	0.55	0.40	(0.31)	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.33)	(0.39)	(0.27)	(0.14)	(0.14)
Return of capital	—	(0.12)	—	—	—	—
Total Dividends and Distributions	(0.22)	(0.45)	(0.39)	(0.27)	(0.14)	(0.14)
Net Asset Value, End of Period	$9.10	$8.99	$8.85	$8.69	$8.56	$9.01
Total Return*	3.74%	6.80%	6.49%	4.73%	(3.50)%	1.58%
Net Assets, End of Period (in thousands)	$490	$470	$544	$761	$604	$1,803
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.97%	1.98%	1.74%	1.64%	1.30%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.64%	0.63%	0.64%	0.64%	0.64%
Ratio of Net Investment Income/(Loss)	4.77%	5.00%	4.49%	3.03%	1.35%	1.47%
Portfolio Turnover Rate	35%	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.00	$8.86	$8.69	$8.57	$9.02	$9.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.38	0.33	0.19	0.06	0.07
Net realized and unrealized gain/(loss)	0.12	0.14	0.17	0.13	(0.43)	— (2)
Total from Investment Operations	0.30	0.52	0.50	0.32	(0.37)	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.28)	(0.33)	(0.20)	(0.08)	(0.07)
Return of capital	—	(0.10)	—	—	—	—
Total Dividends and Distributions	(0.19)	(0.38)	(0.33)	(0.20)	(0.08)	(0.07)
Net Asset Value, End of Period	$9.11	$9.00	$8.86	$8.69	$8.57	$9.02
Total Return*	3.34%	6.00%	5.83%	3.82%	(4.15)%	0.83%
Net Assets, End of Period (in thousands)	$347	$353	$365	$429	$474	$516
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.94%	2.99%	2.76%	2.58%	2.33%	2.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.39%	1.38%	1.37%	1.39%	1.37%	1.39%
Ratio of Net Investment Income/(Loss)	4.02%	4.25%	3.77%	2.24%	0.65%	0.73%
Portfolio Turnover Rate	35%	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
22 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.99	$8.86	$8.69	$8.57	$9.02	$9.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.40	0.35	0.23	0.08	0.09
Net realized and unrealized gain/(loss)	0.12	0.14	0.17	0.12	(0.43)	0.01
Total from Investment Operations	0.32	0.54	0.52	0.35	(0.35)	0.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.30)	(0.35)	(0.23)	(0.10)	(0.10)
Return of capital	—	(0.11)	—	—	—	—
Total Dividends and Distributions	(0.20)	(0.41)	(0.35)	(0.23)	(0.10)	(0.10)
Net Asset Value, End of Period	$9.11	$8.99	$8.86	$8.69	$8.57	$9.02
Total Return*	3.59%	6.15%	6.09%	4.08%	(3.93)%	1.08%
Net Assets, End of Period (in thousands)	$425	$360	$316	$318	$178	$230
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.60%	2.79%	2.66%	2.73%	3.10%	3.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.14%	1.13%	1.12%	1.14%	1.14%	1.14%
Ratio of Net Investment Income/(Loss)	4.28%	4.47%	4.02%	2.63%	0.88%	0.96%
Portfolio Turnover Rate	35%	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.98	$8.85	$8.68	$8.56	$9.01	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.43	0.38	0.24	0.10	0.11
Net realized and unrealized gain/(loss)	0.11	0.13	0.16	0.13	(0.43)	0.01
Total from Investment Operations	0.32	0.56	0.54	0.37	(0.33)	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.31)	(0.37)	(0.25)	(0.12)	(0.12)
Return of capital	—	(0.12)	—	—	—	—
Total Dividends and Distributions	(0.21)	(0.43)	(0.37)	(0.25)	(0.12)	(0.12)
Net Asset Value, End of Period	$9.09	$8.98	$8.85	$8.68	$8.56	$9.01
Total Return*	3.62%	6.44%	6.37%	4.37%	(3.68)%	1.36%
Net Assets, End of Period (in thousands)	$6,012	$6,032	$6,237	$6,361	$7,763	$11,109
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.64%	1.70%	1.57%	1.44%	1.29%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.86%	0.86%	0.87%	0.87%	0.86%
Ratio of Net Investment Income/(Loss)	4.55%	4.76%	4.30%	2.73%	1.14%	1.25%
Portfolio Turnover Rate	35%	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
24 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to maximize total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Notes to Financial Statements (unaudited)
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options on Swap Contracts (Swaptions)
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases.
Swaptions purchased are reported in the Schedule of Investments (if applicable). Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the period, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
During the period, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from
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Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.
During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
32 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are
Janus Investment Fund | 33

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange
34 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
December 31, 2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.65
Next $2 Billion	0.62
Over $3 Billion	0.60
The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Kapstream Capital Pty Limited (Australia) ("Kapstream"), pursuant to which certain employees of Kapstream may also serve as employees or as "associated persons" of the Adviser. In this capacity, employees of Kapstream are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser. The responsibilities of both the Adviser and Kapstream under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.63% for at least a one-year period commencing October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may
Janus Investment Fund | 35

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
36 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. There were no upfront sales charges retained by
Janus Henderson Distributors during the period ended December 31, 2025.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class C
Shares paid CDSCs of $64.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Reprocessing of Shareholder Trades
During the period ended December 31, 2025, the Fund recorded an income-related adjustment that required the reprocessing of shareholder activity. The resulting increase to net assets is reflected in the capital share transactions in the Statement of Changes in Net Assets. No reimbursement was required.
6. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Janus Investment Fund | 37

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(80,341,196)	$(99,618,526)	$(179,959,722)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$50,238,284	$789,149	$(419,427)	$369,722
Information on the tax components of derivatives as of December 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(9,702)	$92,517	$(186,421)	$(93,904)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
38 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
7. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	47,121	$427,074	224,224	$2,008,480
Reinvested dividends and distributions	19,902	180,675	37,409	335,151
Shares repurchased	(83,130)	(753,651)	(188,274)	(1,681,651)
Net Increase/(Decrease)	(16,107)	$(145,902)	73,359	$661,980
Class C Shares:
Shares sold	1,942	$17,650	68,600	$614,594
Reinvested dividends and distributions	2,858	25,897	11,586	103,680
Shares repurchased	(66,154)	(598,802)	(274,817)	(2,458,832)
Net Increase/(Decrease)	(61,354)	$(555,255)	(194,631)	$(1,740,558)
Class D Shares:
Shares sold	376,682	$3,419,259	726,378	$6,498,551
Reinvested dividends and distributions	48,262	438,149	89,695	803,725
Shares repurchased	(264,252)	(2,395,749)	(721,617)	(6,454,661)
Net Increase/(Decrease)	160,692	$1,461,659	94,456	$847,615
Class I Shares:
Shares sold	55,991	$506,944	224,433	$2,007,072
Reinvested dividends and distributions	33,564	304,517	77,308	692,300
Shares repurchased	(155,612)	(1,412,088)	(554,203)	(4,964,320)
Net Increase/(Decrease)	(66,057)	$(600,627)	(252,462)	$(2,264,948)
Class N Shares:
Shares sold	3,349	$30,240	33,896	$302,924
Reinvested dividends and distributions	1,308	11,869	2,943	26,356
Shares repurchased	(3,077)	(27,908)	(45,985)	(412,007)
Net Increase/(Decrease)	1,580	$14,201	(9,146)	$(82,727)
Class R Shares:
Shares sold	732	$6,643	2,349	$20,976
Reinvested dividends and distributions	812	7,377	1,710	15,331
Shares repurchased	(2,686)	(24,407)	(6,029)	(53,906)
Net Increase/(Decrease)	(1,142)	$(10,387)	(1,970)	$(17,599)
Class S Shares:
Shares sold	7,118	$64,615	13,625	$122,013
Reinvested dividends and distributions	976	8,866	1,727	15,486
Shares repurchased	(1,416)	(12,838)	(10,984)	(98,163)
Net Increase/(Decrease)	6,678	$60,643	4,368	$39,336
Class T Shares:
Shares sold	61,294	$555,043	126,147	$1,128,316
Reinvested dividends and distributions	15,523	140,765	33,450	299,448
Shares repurchased	(87,350)	(790,548)	(192,976)	(1,726,110)
Net Increase/(Decrease)	(10,533)	$(94,740)	(33,379)	$(298,346)
8. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$17,179,326	$16,756,011	$-	$-
Janus Investment Fund | 39

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements (unaudited)
9. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
10. Repositioning
The Board of Trustees approved to change the Fund’s name to Janus Henderson Low Duration Multi-Sector Income Fund, as well as its, investment objective, principal investment strategies, management fee structure, and expense limitation agreement effective on or about March 4, 2026. These changes are part of an initiative to reposition the Fund to shift its focus from employing an “absolute return” strategy to investing in multi-sector portfolio of debt securities.
11. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
40 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 49

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
50 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 51

Janus Henderson Absolute Return Income Opportunities Fund
Notes
52 | December 31, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93024 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Janus Investment Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 2.2%
BWX Technologies Inc	1,294	$223,655
HEICO Corp	426	137,849
Huntington Ingalls Industries Inc	699	237,709
L3Harris Technologies Inc	40,928	12,015,233
Lockheed Martin Corp	2,358	1,140,494
Textron Inc	3,561	310,412
		14,065,352
Auto Components – 0%
Aptive PLC*	2,986	227,205
Automobiles – 2.7%
Ferrari NV	16,023	5,921,460
Tesla Inc*	24,470	11,004,648
		16,926,108
Banks – 9.7%
Bank of America Corp	249,499	13,722,445
Bank of Nova Scotia	1,671	123,136
Canadian Imperial Bank of Commerce	112,914	10,231,137
Citigroup Inc	41,540	4,847,303
JPMorgan Chase & Co	66,130	21,308,409
Royal Bank of Canada	1,372	233,912
Toronto-Dominion Bank/The	112,914	10,636,499
		61,102,841
Biotechnology – 0%
Revolution Medicines Inc*	3,104	247,234
Building Products – 0.8%
Trane Technologies PLC	13,157	5,120,704
Capital Markets – 8.5%
Blackrock Inc	3,423	3,663,774
Cboe Global Markets Inc	40,488	10,162,488
Goldman Sachs Group Inc	6,250	5,493,750
Interactive Brokers Group Inc	38,483	2,474,842
Intercontinental Exchange Inc	52,418	8,489,619
Moody's Corp	19,481	9,951,869
Nasdaq Inc	92,040	8,939,845
S&P Global Inc	7,053	3,685,827
UBS Group AG	2,830	131,057
		52,993,071
Chemicals – 0.5%
Corteva Inc	9,684	649,118
Linde PLC	5,576	2,377,551
Solstice Advanced Materials Inc*	5,533	268,793
		3,295,462
Commercial Services & Supplies – 0.3%
Republic Services Inc	3,355	711,025
Waste Management Inc	5,260	1,155,675
		1,866,700
Diversified Financial Services – 4.5%
Berkshire Hathaway Inc - Class B*	32,126	16,148,134
Mastercard Inc - Class A	21,118	12,055,844
		28,203,978
Diversified Telecommunication Services – 0.3%
AT&T Inc	78,180	1,941,991
Electric Utilities – 1.7%
Entergy Corp	8,592	794,158
Exelon Corp	193,574	8,437,891
Southern Co	18,371	1,601,951
		10,834,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Electrical Equipment – 2.4%
Eaton Corp PLC	15,544	$4,950,919
Emerson Electric Co	74,352	9,867,998
		14,818,917
Electronic Equipment, Instruments & Components – 0.5%
Jabil Inc	12,633	2,880,577
Entertainment – 1.6%
Take-Two Interactive Software Inc*	37,957	9,718,131
Food & Staples Retailing – 4.4%
Albertsons Cos Inc - Class A	9,954	170,910
Costco Wholesale Corp	13,521	11,659,699
Maplebear Inc*	2,736	123,065
Walmart Inc	139,558	15,548,157
		27,501,831
Food Products – 0.3%
JM Smucker Co	13,727	1,342,638
Tyson Foods Inc	6,692	392,285
		1,734,923
Gas Utilities – 0%
UGI Corp	7,071	264,667
Health Care Equipment & Supplies – 0.7%
Edwards Lifesciences Corp*	7,260	618,915
IDEXX Laboratories Inc*	856	579,110
Stryker Corp	9,258	3,253,909
		4,451,934
Health Care Providers & Services – 0.4%
AmerisourceBergen Corp	2,716	917,329
McKesson Corp	1,568	1,286,215
Quest Diagnostics Inc	1,782	309,230
Tenet Healthcare Corp*	1,114	221,374
		2,734,148
Health Care Real Estate Investment Trusts (REITs) – 0.3%
Welltower Inc	8,657	1,606,826
Hotels, Restaurants & Leisure – 4.4%
Booking Holdings Inc	1,233	6,603,122
Boyd Gaming Corp	98,731	8,415,830
McDonald's Corp	40,702	12,439,752
		27,458,704
Industrial Conglomerates – 0.7%
Honeywell International Inc	22,132	4,317,732
Insurance – 0.4%
Marsh & McLennan Cos Inc	6,811	1,263,577
MetLife Inc	12,235	965,831
		2,229,408
Interactive Media & Services – 9.2%
Alphabet Inc - Class A	134,664	42,149,832
Meta Platforms Inc - Class A	23,853	15,745,127
		57,894,959
Machinery – 3.1%
Cummins Inc	12,832	6,550,094
Otis Worldwide Corp	5,979	522,266
Parker-Hannifin Corp	14,037	12,337,961
		19,410,321
Metals & Mining – 0.4%
Wheaton Precious Metals Corp	23,110	2,715,887
Multiline Retail – 3.4%
Amazon.com Inc*	91,455	21,109,643
Multi-Utilities – 1.7%
CenterPoint Energy Inc	223,772	8,579,419
Consolidated Edison Inc	7,672	761,983
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Multi-Utilities – (continued)
Public Service Enterprise Group Inc	8,829	$708,969
Sempra Energy	9,222	814,210
		10,864,581
Oil, Gas & Consumable Fuels – 1.1%
Cabot Oil & Gas Corp	15,069	396,616
Hess Midstream LP - Class A	172,726	5,959,047
Occidental Petroleum Corp	11,168	459,228
Range Resources Corp	6,327	223,090
		7,037,981
Pharmaceuticals – 0.3%
Corcept Therapeutics Inc*	1,328	46,215
Pfizer Inc	63,668	1,585,333
		1,631,548
Professional Services – 0.1%
Leidos Holdings Inc	1,732	312,453
Real Estate Management & Development – 0.6%
CBRE Group Inc*	24,800	3,987,592
Retail Real Estate Investment Trusts (REITs) – 0.4%
Simon Property Group Inc	12,815	2,372,185
Road & Rail – 0%
Canadian Pacific Kansas City Ltd#	1,808	133,123
Semiconductor & Semiconductor Equipment – 12.4%
Broadcom Inc	27,618	9,558,590
KLA Corp	5,302	6,442,354
NVIDIA Corp	253,081	47,199,606
Qorvo Inc*	48,154	4,069,495
Rambus Inc*	114,047	10,479,779
		77,749,824
Software – 9.2%
Check Point Software Technologies Ltd*	43,848	8,136,435
CyberArk Software Ltd*	792	353,280
Dropbox Inc*	19,179	533,176
Fortinet Inc*	110,217	8,752,332
Microsoft Corp	77,391	37,427,835
Palo Alto Networks Inc*	9,017	1,660,931
Procore Technologies Inc*	8,544	621,491
		57,485,480
Specialty Retail – 1.3%
AutoZone Inc*	2,376	8,058,204
Technology Hardware, Storage & Peripherals – 6.8%
Apple Inc	155,820	42,361,225
Logitech International SA (REG)	807	80,878
		42,442,103
Tobacco – 2.7%
Altria Group Inc	95,990	5,534,783
Philip Morris International Inc	70,871	11,367,709
		16,902,492
Total Common Stocks (cost $441,782,835)		626,650,820
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $564,220)	564,051	564,220
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	74,176	74,176
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0%
Royal Bank of Canada, 3.7000%, 1/2/26	$18,544	$18,544
Total Investments Purchased with Cash Collateral from Securities Lending (cost $92,720)		92,720
Total Investments (total cost $442,439,775) – 100.1%		627,307,760
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(379,725)
Net Assets – 100%		$626,928,035

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$588,610,956	93.8%
Canada	24,073,694	3.8
Israel	8,489,715	1.4
Italy	5,921,460	1.0
Switzerland	211,935	0.0
Total	$627,307,760	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$494,752	$20,410,748	$(20,341,190)	$(90)	$-	$564,220	564,051	$10,614
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	5,052,161	33,204,952	(38,182,937)	-	-	74,176	74,176	6,244 ∆
Total Affiliated Investments - 0.1%
	$5,546,913	$53,615,700	$(58,524,127)	$(90)	$-	$638,396	638,227	$16,858

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$89,829	$—	$(89,829)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$626,650,820	$-	$-
Investment Companies	-	564,220	-
Investments Purchased with Cash Collateral from Securities Lending	-	92,720	-
Total Assets	$626,650,820	$656,940	$-
Janus Investment Fund | 5

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $441,801,379)(1)	$626,669,364
Affiliated investments, at value (cost $638,396)	638,396
Cash	10,303
Trustees' deferred compensation	18,511
Receivables:
Dividends	352,734
Fund shares sold	105,897
Foreign tax reclaims	23,158
Dividends from affiliates	2,264
Other assets	6,205
Total Assets	627,826,832
Liabilities:
Collateral for securities loaned (Note 2)	92,720
Payables:
Fund shares repurchased	303,946
Advisory fees	275,903
Transfer agent fees and expenses	81,722
Professional fees	41,710
Trustees' deferred compensation fees	18,511
12b-1 Distribution and shareholder servicing fees	11,085
Affiliated fund administration fees payable	1,381
Trustees' fees and expenses	277
Custodian fees	257
Accrued expenses and other payables	71,285
Total Liabilities	898,797
Commitments and contingent liabilities (Note 3)
Net Assets	$626,928,035
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$443,680,206
Total distributable earnings (loss)	183,247,829
Total Net Assets	$626,928,035
Net Assets - Class A Shares	$27,934,537
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,288,933
Net Asset Value Per Share(2)	$12.20
Maximum Offering Price Per Share(3)	$12.94
Net Assets - Class C Shares	$4,181,042
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	364,248
Net Asset Value Per Share(2)	$11.48
Net Assets - Class D Shares	$380,208,841
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	32,020,195
Net Asset Value Per Share	$11.87
Net Assets - Class I Shares	$52,989,141
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,342,465
Net Asset Value Per Share	$12.20
Net Assets - Class N Shares	$47,008,176
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,889,448
Net Asset Value Per Share	$12.09
Net Assets - Class S Shares	$5,374,734
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	438,295
Net Asset Value Per Share	$12.26
Net Assets - Class T Shares	$109,231,564
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,187,146
Net Asset Value Per Share	$11.89

(1)	Includes $89,829 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Dividends	$3,534,673
Dividends from affiliates	10,614
Affiliated securities lending income, net	6,244
Unaffiliated securities lending income, net	2,216
Other income	1,526
Foreign tax withheld	(32,521)
Total Investment Income	3,522,752
Expenses:
Advisory fees	1,586,467
12b-1 Distribution and shareholder servicing fees:
Class A Shares	35,003
Class C Shares	23,225
Class S Shares	6,817
Transfer agent administrative fees and expenses:
Class D Shares	204,311
Class S Shares	6,933
Class T Shares	139,106
Transfer agent networking and omnibus fees:
Class A Shares	8,003
Class C Shares	2,148
Class I Shares	26,584
Other transfer agent fees and expenses:
Class A Shares	774
Class C Shares	117
Class D Shares	21,706
Class I Shares	782
Class N Shares	1,112
Class S Shares	55
Class T Shares	539
Registration fees	84,265
Professional fees	29,043
Shareholder reports expense	25,541
Affiliated fund administration fees	10,923
Custodian fees	6,575
Trustees' fees and expenses	5,855
Other expenses	65,161
Total Expenses	2,291,045
Less: Excess Expense Reimbursement and Waivers	(7,225)
Net Expenses	2,283,820
Net Investment Income/(Loss)	1,238,932
Net Realized Gain/(Loss) on Investments:
Investments	1,411,662
Investments in affiliates	(90)
Total Net Realized Gain/(Loss) on Investments	1,411,572
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	51,051,966
Total Change in Unrealized Net Appreciation/Depreciation	51,051,966
Net Increase/(Decrease) in Net Assets Resulting from Operations	$53,702,470
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$1,238,932	$4,050,506
Net realized gain/(loss) on investments	1,411,572	59,280,628
Change in unrealized net appreciation/depreciation	51,051,966	17,351,359
Net Increase/(Decrease) in Net Assets Resulting from Operations	53,702,470	80,682,493
Dividends and Distributions to Shareholders:
Class A Shares	(2,594,614)	(821,362)
Class C Shares	(392,639)	(193,605)
Class D Shares	(35,891,551)	(13,940,803)
Class I Shares	(4,974,235)	(2,815,833)
Class N Shares	(4,389,034)	(1,484,005)
Class S Shares	(472,427)	(152,533)
Class T Shares	(10,348,307)	(4,180,948)
Net Decrease from Dividends and Distributions to Shareholders	(59,062,807)	(23,589,089)
Capital Share Transactions:
Class A Shares	2,885,086	534,353
Class C Shares	(1,298,894)	(3,029,664)
Class D Shares	20,020,056	(11,397,724)
Class I Shares	(7,437,813)	(18,599,687)
Class N Shares	(383,067)	10,897,571
Class S Shares	(69,617)	(20,564,617)
Class T Shares	3,874,107	(13,554,075)
Net Increase/(Decrease) from Capital Share Transactions	17,589,858	(55,713,843)
Net Increase/(Decrease) in Net Assets	12,229,521	1,379,561
Net Assets:
Beginning of period	614,698,514	613,318,953
End of period	$626,928,035	$614,698,514
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.32	$11.21	$9.90	$8.88	$12.76	$11.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.06	0.07	0.17	0.05	0.05
Net realized and unrealized gain/(loss)	1.06	1.48	1.60	1.06	(0.77)	2.82
Total from Investment Operations	1.08	1.54	1.67	1.23	(0.72)	2.87
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.11)	(0.04)	(0.15)	(0.03)	(0.13)
Distributions (from capital gains)	(1.15)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(1.20)	(0.43)	(0.36)	(0.21)	(3.16)	(1.49)
Net Asset Value, End of Period	$12.20	$12.32	$11.21	$9.90	$8.88	$12.76
Total Return*	8.83%	13.78%	17.44%	14.18%	(9.55)%	26.48%
Net Assets, End of Period (in thousands)	$27,935	$25,323	$22,474	$19,507	$21,015	$26,218
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.89%	0.89%	0.93%	0.92%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.89%	0.85%	0.88%	0.92%	0.94%
Ratio of Net Investment Income/(Loss)	0.23%	0.50%	0.73%	1.88%	0.44%	0.43%
Portfolio Turnover Rate	25%	113%	250%	313%	152%	190%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.65	$10.60	$9.41	$8.45	$12.32	$11.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.03)	0.01	0.12	(0.01)	(0.02)
Net realized and unrealized gain/(loss)	1.01	1.40	1.50	1.00	(0.73)	2.72
Total from Investment Operations	0.98	1.37	1.51	1.12	(0.74)	2.70
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.10)	—	(0.04)
Distributions (from capital gains)	(1.15)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(1.15)	(0.32)	(0.32)	(0.16)	(3.13)	(1.40)
Net Asset Value, End of Period	$11.48	$11.65	$10.60	$9.41	$8.45	$12.32
Total Return*	8.46%	12.97%	16.55%	13.47%	(10.05)%	25.71%
Net Assets, End of Period (in thousands)	$4,181	$5,473	$7,884	$12,312	$14,997	$21,286
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.69%	1.65%	1.62%	1.51%	1.48%	1.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.65%	1.63%	1.57%	1.46%	1.48%	1.58%
Ratio of Net Investment Income/(Loss)	(0.56)%	(0.27)%	0.07%	1.33%	(0.12)%	(0.21)%
Portfolio Turnover Rate	25%	113%	250%	313%	152%	190%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.02	$10.96	$9.67	$8.69	$12.56	$11.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.08	0.09	0.19	0.08	0.08
Net realized and unrealized gain/(loss)	1.04	1.44	1.57	1.03	(0.76)	2.77
Total from Investment Operations	1.07	1.52	1.66	1.22	(0.68)	2.85
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.14)	(0.05)	(0.18)	(0.06)	(0.16)
Distributions (from capital gains)	(1.15)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(1.22)	(0.46)	(0.37)	(0.24)	(3.19)	(1.52)
Net Asset Value, End of Period	$11.87	$12.02	$10.96	$9.67	$8.69	$12.56
Total Return*	8.99%	13.94%	17.78%	14.36%	(9.35)%	26.71%
Net Assets, End of Period (in thousands)	$380,209	$363,832	$342,985	$325,264	$307,311	$361,567
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.70%	0.70%	0.72%	0.68%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.70%	0.65%	0.67%	0.68%	0.68%
Ratio of Net Investment Income/(Loss)	0.42%	0.69%	0.94%	2.09%	0.69%	0.66%
Portfolio Turnover Rate	25%	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.32	$11.22	$9.90	$8.87	$12.75	$11.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.09	0.10	0.20	0.08	0.08
Net realized and unrealized gain/(loss)	1.08	1.47	1.60	1.06	(0.77)	2.81
Total from Investment Operations	1.11	1.56	1.70	1.26	(0.69)	2.89
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.14)	(0.06)	(0.17)	(0.06)	(0.15)
Distributions (from capital gains)	(1.15)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(1.23)	(0.46)	(0.38)	(0.23)	(3.19)	(1.51)
Net Asset Value, End of Period	$12.20	$12.32	$11.22	$9.90	$8.87	$12.75
Total Return*	9.02%	14.03%	17.71%	14.48%	(9.31)%	26.75%
Net Assets, End of Period (in thousands)	$52,989	$60,530	$73,172	$85,473	$114,646	$468,596
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.65%	0.64%	0.66%	0.72%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.65%	0.60%	0.62%	0.68%	0.69%
Ratio of Net Investment Income/(Loss)	0.44%	0.73%	1.01%	2.19%	0.66%	0.66%
Portfolio Turnover Rate	25%	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.22	$11.14	$9.82	$8.82	$12.70	$11.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.10	0.11	0.21	0.09	0.10
Net realized and unrealized gain/(loss)	1.08	1.46	1.59	1.04	(0.76)	2.79
Total from Investment Operations	1.11	1.56	1.70	1.25	(0.67)	2.89
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.16)	(0.06)	(0.19)	(0.08)	(0.17)
Distributions (from capital gains)	(1.15)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(1.24)	(0.48)	(0.38)	(0.25)	(3.21)	(1.53)
Net Asset Value, End of Period	$12.09	$12.22	$11.14	$9.82	$8.82	$12.70
Total Return*	9.13%	14.08%	17.90%	14.54%	(9.21)%	26.89%
Net Assets, End of Period (in thousands)	$47,008	$47,757	$33,011	$43,369	$41,864	$54,635
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.58%	0.57%	0.56%	0.58%	0.55%	0.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.57%	0.52%	0.53%	0.55%	0.55%
Ratio of Net Investment Income/(Loss)	0.54%	0.84%	1.07%	2.24%	0.82%	0.78%
Portfolio Turnover Rate	25%	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.36	$11.16	$9.86	$8.85	$12.73	$11.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	— (2)	0.03	0.06	0.16	0.04	0.04
Net realized and unrealized gain/(loss)	1.07	1.49	1.60	1.05	(0.78)	2.80
Total from Investment Operations	1.07	1.52	1.66	1.21	(0.74)	2.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	—	(0.04)	(0.14)	(0.01)	(0.11)
Distributions (from capital gains)	(1.15)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(1.17)	(0.32)	(0.36)	(0.20)	(3.14)	(1.47)
Net Asset Value, End of Period	$12.26	$12.36	$11.16	$9.86	$8.85	$12.73
Total Return*	8.73%	13.67%	17.32%	13.96%	(9.69)%	26.29%
Net Assets, End of Period (in thousands)	$5,375	$5,455	$23,899	$22,700	$22,961	$28,736
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.12%	1.08%	1.07%	1.09%	1.05%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.07%	1.01%	1.03%	1.04%	1.04%
Ratio of Net Investment Income/(Loss)	0.04%	0.25%	0.57%	1.72%	0.32%	0.30%
Portfolio Turnover Rate	25%	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.03	$10.96	$9.68	$8.69	$12.56	$11.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.07	0.08	0.18	0.06	0.07
Net realized and unrealized gain/(loss)	1.05	1.44	1.57	1.04	(0.75)	2.77
Total from Investment Operations	1.07	1.51	1.65	1.22	(0.69)	2.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.12)	(0.05)	(0.17)	(0.05)	(0.14)
Distributions (from capital gains)	(1.15)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(1.21)	(0.44)	(0.37)	(0.23)	(3.18)	(1.50)
Net Asset Value, End of Period	$11.89	$12.03	$10.96	$9.68	$8.69	$12.56
Total Return*	8.94%	13.84%	17.60%	14.32%	(9.49)%	26.70%
Net Assets, End of Period (in thousands)	$109,232	$106,328	$109,894	$119,032	$129,070	$186,208
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.82%	0.81%	0.82%	0.79%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.81%	0.75%	0.77%	0.78%	0.78%
Ratio of Net Investment Income/(Loss)	0.31%	0.58%	0.85%	2.01%	0.57%	0.58%
Portfolio Turnover Rate	25%	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 17

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 19

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or
20 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of December 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $89,829. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2025 is $92,720, resulting in the net amount due to the counterparty of $2,891.
Janus Investment Fund | 21

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.50% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.59% for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee
22 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. There were no upfront sales charges retained by
Janus Henderson Distributors during the period ended December 31, 2025.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class A Shares paid CDSCs of $14 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class C
Shares paid CDSCs of $9.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and
Janus Investment Fund | 23

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of December 31, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	78	6
Class S Shares	-	-
Class T Shares	-	-
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$443,074,850	$189,698,321	$(5,465,411)	$184,232,910
24 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	309,359	$3,924,799	416,266	$4,792,246
Reinvested dividends and distributions	140,182	1,707,415	51,880	628,781
Shares repurchased	(216,547)	(2,747,128)	(416,921)	(4,886,674)
Net Increase/(Decrease)	232,994	$2,885,086	51,225	$534,353
Class C Shares:
Shares sold	10,779	$128,062	13,187	$146,295
Reinvested dividends and distributions	34,061	390,338	16,479	189,674
Shares repurchased	(150,435)	(1,817,294)	(303,430)	(3,365,633)
Net Increase/(Decrease)	(105,595)	$(1,298,894)	(273,764)	$(3,029,664)
Class D Shares:
Shares sold	344,876	$4,337,766	1,004,165	$11,524,816
Reinvested dividends and distributions	2,979,982	35,312,780	1,163,227	13,737,712
Shares repurchased	(1,565,173)	(19,630,490)	(3,203,926)	(36,660,252)
Net Increase/(Decrease)	1,759,685	$20,020,056	(1,036,534)	$(11,397,724)
Class I Shares:
Shares sold	94,133	$1,195,295	342,724	$4,048,911
Reinvested dividends and distributions	376,364	4,584,114	167,708	2,030,948
Shares repurchased	(1,039,787)	(13,217,222)	(2,118,752)	(24,679,546)
Net Increase/(Decrease)	(569,290)	$(7,437,813)	(1,608,320)	$(18,599,687)
Class N Shares:
Shares sold	106,962	$1,354,923	1,266,897	$14,623,700
Reinvested dividends and distributions	356,409	4,298,291	120,951	1,451,412
Shares repurchased	(480,639)	(6,036,281)	(444,252)	(5,177,541)
Net Increase/(Decrease)	(17,268)	$(383,067)	943,596	$10,897,571
Class S Shares:
Shares sold	7,021	$89,371	90,387	$1,057,355
Reinvested dividends and distributions	38,313	468,951	12,467	151,602
Shares repurchased	(48,513)	(627,939)	(1,802,485)	(21,773,574)
Net Increase/(Decrease)	(3,179)	$(69,617)	(1,699,631)	$(20,564,617)
Class T Shares:
Shares sold	467,018	$5,857,154	742,851	$8,519,135
Reinvested dividends and distributions	850,246	10,092,415	340,318	4,025,961
Shares repurchased	(968,112)	(12,075,462)	(2,272,841)	(26,099,171)
Net Increase/(Decrease)	349,152	$3,874,107	(1,189,672)	$(13,554,075)
6. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$158,607,342	$199,496,334	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
Janus Investment Fund | 25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements (unaudited)
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 27

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
30 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
32 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 35

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
36 | December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93016 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Developed World Bond Fund
Janus Investment Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 7.1%
Avoca CLO 32A A1, EURIBOR 3 Month + 1.1700%, 3.1790%, 4/15/39ž,‡	1,530,000	EUR	$1,800,933
Avoca CLO 32A B, EURIBOR 3 Month + 1.6500%, 3.6590%, 4/15/39ž,‡	960,000	EUR	1,120,753
Cairn CLO BV 2023-17A BR, EURIBOR 3 Month + 1.7000%, 3.7040%, 1/18/39ž,‡	2,080,000	EUR	2,443,408
Cairn CLO BV 2024-19A A, EURIBOR 3 Month + 1.3000%, 3.3090%, 4/15/39ž,‡	2,750,000	EUR	3,243,311
Cordatus CLO PLC 35A B, EURIBOR 3 Month + 1.7500%, 3.8030%, 8/20/38ž,‡	1,330,000	EUR	1,565,690
Palmer Square European CLO 2021-1A AR, EURIBOR 3 Month + 1.3300%, 3.3560%, 4/15/39ž,‡	2,330,000	EUR	2,750,308
Palmer Square European CLO 2021-1A BR, EURIBOR 3 Month + 1.9500%, 3.9760%, 4/15/39ž,‡	1,230,000	EUR	1,448,080
Penta CLO 2021-2A A1R, EURIBOR 3 Month + 1.1700%, 3.1960%, 4/15/38ž,‡	1,520,000	EUR	1,792,261
Penta CLO 2021-2A BR, EURIBOR 3 Month + 1.6500%, 3.6760%, 4/15/38ž,‡	1,375,000	EUR	1,602,616
Ravensdale Park CLO DAC 1A A, EURIBOR 3 Month + 1.1700%, 3.2350%, 4/26/38ž,‡	910,000	EUR	1,071,314
Ravensdale Park CLO DAC 1A B1, EURIBOR 3 Month + 1.6500%, 3.7150%, 4/26/38ž,‡	780,000	EUR	912,800
RRE Loan Management 24A A1, EURIBOR 3 Month + 1.1600%, 3.1690%, 4/16/40ž,‡	3,050,000	EUR	3,605,966
Sound Point EURO CLO Funding DAC 14A A, EURIBOR 3 Month + 1.1800%, 3.1840%, 4/20/39ž,‡	3,050,000	EUR	3,576,897
Sound Point EURO CLO Funding DAC 15A A, EURIBOR 3 Month + 1.3300%, 3.3330%, 7/20/39ž,‡	2,630,000	EUR	3,092,177
Sound Point EURO CLO Funding DAC 4A BR, EURIBOR 3 Month + 1.7000%, 3.7090%, 4/15/39ž,‡	880,000	EUR	1,028,926
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	4,716,373	GBP	6,397,408
Voya Euro CLO 8A A, EURIBOR 3 Month + 1.2800%, 3.2890%, 1/17/39ž,‡	2,750,000	EUR	3,233,170
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $38,983,755)			40,686,018
Bank Loans and Mezzanine Loans – 7.5%
Capital Goods – 0.2%
Quimper AB, EURIBOR 3 Month + 3.7500%, 5.8590%, 3/29/30‡	1,000,000	EUR	1,187,664
Communications – 0.5%
Speedster Bidco GmbH, EURIBOR 3 Month + 3.5000%, 5.6230%, 12/10/31‡	2,260,000	EUR	2,669,009
Consumer Cyclical – 1.6%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 1.7500%, 5.4219%, 9/30/31ƒ,‡	$4,649,857		4,661,482
Froneri Lux Finco Sarl, EURIBOR 6 Month + 2.7500%, 4.8330%, 9/30/31‡	2,520,000	EUR	2,963,981
Speedster Bidco GmbH, CME Term SOFR 1 Month + 3.2500%, 7.2401%, 12/10/31‡	1,791,011		1,791,459
			9,416,922
Consumer Non-Cyclical – 1.9%
Colosseum Dental Finance BV, EURIBOR 3 Month + 3.5000%, 5.4820%, 3/18/32‡	2,140,000	EUR	2,526,839
Financiere Mendel SASU, EURIBOR 3 Month + 3.0000%, 5.0190%, 11/8/30‡	1,000,000	EUR	1,184,526
Froneri Lux Finco Sarl, EURIBOR 6 Month + 2.7500%, 4.8730%, 9/30/32‡	1,380,000	EUR	1,624,819
Lavender Dutch BorrowerCo BV, EURIBOR 3 Month + 3.5000%, 5.5240%, 12/2/32ƒ,‡	2,130,000		2,524,868
PAX Holdco Spain SL, EURIBOR 6 Month + 4.0000%, 6.1500%, 12/31/29‡	2,580,000	EUR	3,037,463
			10,898,515
Financial Institutions – 0.2%
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.1506%, 7/3/31‡	816,729		818,771
Insurance – 1.2%
Acropole Holdings SAS, EURIBOR 3 Month + 3.5000%, 5.5190%, 7/26/32‡	4,090,000	EUR	4,853,796
KI Knight France Bidco SAS, EURIBOR 3 Month + 3.7500%, 5.8470%, 10/27/32‡	1,660,000	EUR	1,967,133
			6,820,929
Technology – 1.9%
Dayforce Inc, CME Term SOFR 1 Month + 3.0000%, 7.1568%, 8/20/32ƒ,‡	2,863,000		2,852,779
Genesys Cloud Services Inc, EURIBOR 3 Month + 3.2500%, 5.3160%, 1/30/32‡	1,836,125	EUR	2,183,526
Leia Finco US LLC, CME Term SOFR 3 Month + 3.2500%, 7.1853%, 10/9/31‡	1,588,000		1,596,840
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Technology – (continued)
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 7.2515%, 10/28/30‡	$934,646		$932,580
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 5.0000%, 8.6719%, 5/9/33‡	1,300,000		1,243,944
X Corp, CME Term SOFR 6 Month + 6.5000%, 10.4475%, 10/26/29‡	2,387,692		2,349,392
			11,159,061
Total Bank Loans and Mezzanine Loans (cost $41,723,005)			42,970,871
Corporate Bonds – 58.9%
Banking – 10.5%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	1,292,000		1,333,802
Bank of America Corp, SOFR + 1.6500%, 5.4680%, 1/23/35‡	3,569,000		3,717,896
Barclays PLC, SONIA Interest Rate Benchmark + 2.0610%, 5.8510%, 3/21/35‡	317,000	GBP	438,912
Barclays PLC, ICE SWAP Rate GBP SONIA 5 Year + 4.6920%, 8.3750%‡,μ	1,240,000	GBP	1,790,697
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	712,000		714,203
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	1,983,000		2,001,536
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate 1 Year + 1.4200%, 3.7580%, 4/6/33ž,‡	3,304,000		3,128,262
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,334,441
Deutsche Bank AG, SONIA Interest Rate Benchmark + 1.1400%, 5.0000%, 2/26/29‡	1,100,000	GBP	1,497,330
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4.1250%, 4/4/30‡	1,700,000	EUR	2,054,344
Erste Group Bank AG, EURIBOR ICE SWAP Rate + 4.4070%, 7.0000%‡,μ	800,000	EUR	1,012,570
ING Groep NV, EURIBOR 3 Month + 0.7000%, 0.3750%, 9/29/28‡	3,400,000	EUR	3,840,886
JPMorgan Chase & Co, SOFR + 1.3400%, 4.9460%, 10/22/35‡	5,133,000		5,183,602
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.4360%, 7.5000%‡,μ	2,676,000	GBP	3,748,203
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 5.1430%, 8.5000%‡,μ	1,836,000	GBP	2,611,871
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,596,583
Morgan Stanley, SOFR + 1.1000%, 4.6540%, 10/18/30‡	316,000		319,823
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	3,459,000	GBP	4,900,453
Natwest Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.9710%, 7.6250%‡,μ	800,000	GBP	1,122,739
Nordea Bank Abp, US Treasury Yield Curve Rate 5 Year + 4.1100%, 6.6250%‡,μ	2,040,000		2,056,995
Societe Generale SA, EURIBOR 3 Month + 1.5000%, 4.7500%, 9/28/29‡	1,600,000	EUR	1,967,282
Societe Generale SA, EURIBOR 3 Month + 1.8000%, 4.2500%, 12/6/30‡	2,300,000	EUR	2,795,956
UBS Group AG, EURIBOR ICE SWAP Rate + 1.7500%, 4.1250%, 6/9/33‡	4,180,000	EUR	5,067,074
UBS Group AG, 5.9590%, 1/12/34ž	1,183,000		1,260,723
UBS Group AG, US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500%ž,‡,μ	1,268,000		1,391,312
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	1,531,000		1,585,381
Wells Fargo & Co, EURIBOR 3 Month + 1.2200%, 3.9000%, 7/22/32‡	1,500,000	EUR	1,804,561
			60,277,437
Basic Industry – 1.4%
Mondi Finance PLC, 3.7500%, 5/31/32	2,439,000	EUR	2,880,576
Qnity Electronics Inc, 5.7500%, 8/15/32ž	494,000		505,088
SIG Combibloc PurchaseCO Sarl, 3.7500%, 3/19/30	1,920,000	EUR	2,278,916
Verde Purchaser LLC, 10.5000%, 11/30/30ž	2,237,000		2,405,251
			8,069,831
Brokerage – 3.2%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	306,000		314,035
Intercontinental Exchange Inc, 1.8500%, 9/15/32	6,267,000		5,335,676
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	900,000		945,690
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	4,891,000		4,976,886
LPL Holdings Inc, 6.0000%, 5/20/34	2,620,000		2,755,163
LSEG Netherlands BV, 2.7500%, 9/20/27	1,067,000	EUR	1,257,526
Nasdaq Inc, 5.3500%, 6/28/28	773,000		797,672
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Brokerage – (continued)
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	$1,366,601
Nasdaq Inc, 5.5500%, 2/15/34	$744,000		781,304
			18,530,553
Capital Goods – 2.1%
Berry Global Inc, 5.6500%, 1/15/34	1,132,000		1,179,372
TransDigm Inc, 6.3750%, 3/1/29ž	4,380,000		4,516,958
TransDigm Inc, 6.8750%, 12/15/30ž	2,101,000		2,198,711
United Rentals (North America) Inc, 5.3750%, 11/15/33ž	2,511,000		2,509,222
Vertiv Group Corp, 4.1250%, 11/15/28ž	1,796,000		1,773,927
			12,178,190
Commercial Services – 0.4%
Albion Financing 1 Sarl / Aggreko Holdings Inc, 5.3750%, 5/21/30	1,083,000	EUR	1,312,592
Albion Financing 1 Sarl / Aggreko Holdings Inc, 7.0000%, 5/21/30ž	1,108,000		1,156,431
			2,469,023
Communications – 9.1%
Arqiva Broadcast Finance PLC, 8.6250%, 7/1/30	2,016,000	GBP	2,798,091
AT&T Inc, 4.5000%, 5/15/35	2,819,000		2,707,863
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	1,178,000		1,240,953
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	3,890,000		4,091,329
Crown Castle Inc, 5.1000%, 5/1/33	1,810,000		1,825,240
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		4,026,586
Electronic Arts Inc, 2.9500%, 2/15/51#	2,834,000		2,614,106
Lorca Telecom Bondco SA, 5.7500%, 4/30/29	4,448,000	EUR	5,424,638
Meta Platforms Inc, 4.7500%, 8/15/34	3,173,000		3,199,007
Odido Holding BV, 3.7500%, 1/15/29	991,000	EUR	1,163,047
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	6,102,892
Pinewood Finco PLC, 6.0000%, 3/27/30	1,010,000	GBP	1,368,846
Sunrise Finco I BV, 4.6250%, 5/15/32	2,260,000	EUR	2,682,367
T-Mobile USA Inc, 3.8750%, 4/15/30	1,591,000		1,564,549
T-Mobile USA Inc, 3.1500%, 2/11/32	2,360,000	EUR	2,742,885
United Group BV, 6.2500%, 1/31/32ž	990,000	EUR	1,167,770
Virgin Media 02 Vendor Financing Notes DAC, 7.8750%, 3/15/32	2,450,000	GBP	3,312,204
Vmed O2 UK Financing I PLC, 5.6250%, 4/15/32	1,070,000	EUR	1,264,190
Vodafone Group PLC, EURIBOR ICE SWAP Rate + 1.8350%, 4.1250%, 9/13/55‡	1,600,000	EUR	1,866,707
Ziggo Bond Co BV, 6.1250%, 11/15/32	1,268,000	EUR	1,400,374
			52,563,644
Consumer Cyclical – 10.6%
1011778 BC ULC / New Red Finance Inc, 5.6250%, 9/15/29ž	617,000		628,221
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30ž	3,566,000		3,396,273
Aegis Lux 1A Sarl, 5.6250%, 10/29/31ž	3,090,000	EUR	3,677,912
Allied Universal Holdco LLC / Allied Universal Finance Corp, 6.8750%, 6/15/30ž	2,014,000		2,096,929
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	1,362,000		1,343,372
Belron UK Finance PLC, 4.6250%, 10/15/29	2,173,000	EUR	2,624,195
Belron UK Finance PLC, 5.7500%, 10/15/29ž	604,000		616,799
Booking Holdings Inc, 4.5000%, 11/15/31	3,920,000	EUR	4,878,947
Booking Holdings Inc, 3.6250%, 3/1/32	3,815,000	EUR	4,544,740
Boots Group Finco LP, 5.3750%, 8/31/32	360,000	EUR	437,137
Boots Group Finco LP, 7.3750%, 8/31/32	620,000	GBP	864,133
Carnival PLC, 4.1250%, 7/15/31	2,509,000	EUR	2,985,185
Deuce Finco PLC, 7.0000%, 11/20/31ž	2,520,000	GBP	3,430,052
Deuce Finco PLC, EURIBOR 3 Month + 3.5000%, 5.5510%, 11/22/32ž,‡	1,210,000	EUR	1,442,125
Garda World Security Corp, 8.3750%, 11/15/32ž	1,900,000		1,935,365
Garda World Security Corp, 6.0000%, 6/1/29ž	640,000		627,643
Garda World Security Corp, 6.5000%, 1/15/31ž	858,000		877,980
Levi Strauss & Co, 4.0000%, 8/15/30	610,000	EUR	727,943
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Match Group Holdings II LLC, 6.1250%, 9/15/33ž	$1,318,000		$1,333,783
Pinnacle Bidco PLC, 8.2500%, 10/11/28	1,800,000	EUR	2,213,602
Pinnacle Bidco PLC, 10.0000%, 10/11/28	569,000	GBP	807,102
Rentokil Terminix LLC, 5.0000%, 4/28/30ž	1,796,000		1,827,114
Service Corp International/US, 3.3750%, 8/15/30	3,644,000		3,407,500
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		6,452,294
Service Corp International/US, 5.7500%, 10/15/32	1,732,000		1,762,725
Verisure Holding AB, 5.5000%, 5/15/30	4,095,000	EUR	4,980,079
Yum! Brands Inc, 5.3750%, 4/1/32	1,375,000		1,392,197
			61,311,347
Consumer Non-Cyclical – 9.9%
Avantor Funding Inc, 3.8750%, 7/15/28	2,455,000	EUR	2,877,865
Bacardi Ltd, 4.7000%, 5/15/28ž	2,282,000		2,299,029
Coty Inc, 4.5000%, 5/15/27	3,250,000	EUR	3,875,578
Froneri Lux Finco Sarl, 4.7500%, 8/1/32	2,167,000	EUR	2,565,568
Gruppo San Donato SpA, 6.5000%, 10/31/31ž	2,900,000	EUR	3,468,495
HCA Inc, 4.1250%, 6/15/29	3,673,000		3,660,546
HCA Inc, 5.6000%, 4/1/34	891,000		929,242
IQVIA Inc, 5.0000%, 5/15/27ž	2,747,000		2,746,248
Lonza Finance International NV, 3.8750%, 4/24/36	1,810,000	EUR	2,118,024
Mars Inc, 5.2000%, 3/1/35ž	1,109,000		1,139,863
Mondelez International Inc, 4.7500%, 8/28/34	2,394,000		2,382,543
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29ž	2,872,000		2,803,960
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	5,363,159
Post Holdings Inc, 6.3750%, 3/1/33ž	1,540,000		1,555,400
Solventum Corp, 5.6000%, 3/23/34	1,515,000		1,576,346
Tesco Corporate Treasury Services, 0.3750%, 7/27/29	3,000,000	EUR	3,227,805
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	967,000	GBP	1,213,006
Tesco Corporate Treasury Services, 5.1250%, 5/22/34	2,031,000	GBP	2,684,762
Tesco PLC, 6.1500%, 11/15/37ž	903,000		942,307
Teva Pharmaceutical Finance Netherlands II BV, 4.1250%, 6/1/31	2,020,000	EUR	2,406,888
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28	1,665,000		1,727,974
Teva Pharmaceutical Finance Netherlands III BV, 5.1250%, 5/9/29#	2,610,000		2,639,497
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	504,000		522,761
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	1,879,000	EUR	2,265,643
			56,992,509
Electric – 0.3%
EDP SA, EURIBOR ICE SWAP Rate + 1.9230%, 4.3750%, 12/2/55‡	1,500,000	EUR	1,751,090
Insurance – 2.8%
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.3000%, 6.1250%, 9/14/54‡	2,390,000	GBP	3,289,181
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,714,428
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	2,168,812
BUPA Finance PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,μ	4,705,000	GBP	5,412,761
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 7.2500%, 2/15/31ž	2,480,000		2,553,914
			16,139,096
Technology – 8.3%
Almaviva - The Italian Innovation Co SpA, 5.0000%, 10/30/30	3,386,000	EUR	4,011,903
Atlassian Corp, 5.2500%, 5/15/29	1,683,000		1,729,745
Atlassian Corp, 5.5000%, 5/15/34	3,374,000		3,491,480
CoreWeave Inc, 9.2500%, 6/1/30ž	1,705,000		1,585,262
Dell International LLC / EMC Corp, 5.4000%, 4/15/34	779,000		799,974
Gartner Inc, 3.7500%, 10/1/30ž	2,814,000		2,668,524
Intel Corp, 4.0000%, 8/5/29	2,757,000		2,728,110
ION Platform Finance Sarl, 7.8750%, 5/1/29	1,163,000	EUR	1,387,042
ION Platform Finance US Inc, 7.8750%, 9/30/32ž	2,880,000		2,732,709
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Iron Mountain Inc, 4.7500%, 1/15/34ž	2,407,000	EUR	$2,750,472
Kioxia Holdings Corp, 6.6250%, 7/24/33ž	$2,920,000		3,036,437
Micron Technology Inc, 4.6630%, 2/15/30	2,397,000		2,424,331
MSCI Inc, 4.0000%, 11/15/29ž	2,026,000		1,980,804
MSCI Inc, 3.6250%, 9/1/30ž,#	2,483,000		2,371,689
Nexi SpA, 3.8750%, 5/21/31	1,000,000	EUR	1,180,385
NVIDIA Corp, 2.0000%, 6/15/31	719,000		647,171
Oracle Corp, 5.2000%, 9/26/35	943,000		903,470
Oracle Corp, 5.8750%, 9/26/45	1,200,000		1,083,749
Synopsys Inc, 5.1500%, 4/1/35	2,189,000		2,224,780
TeamSystem SpA, 5.0000%, 7/1/31	1,600,000	EUR	1,897,482
TeamSystem SpA, EURIBOR 3 Month + 3.2500%, 5.2760%, 7/1/32‡	1,499,000	EUR	1,770,974
VMware Inc, 2.2000%, 8/15/31	4,877,000		4,333,481
			47,739,974
Utilities – 0.3%
Veolia Environnement SA, EURIBOR ICE SWAP Rate + 1.8370%, 4.3220%‡,μ	1,200,000	EUR	1,403,201
Total Corporate Bonds (cost $332,509,549)			339,425,895
Foreign Government Bonds – 13.7%
Federal Republic of Germany Bond, 2.2000%, 10/10/30	16,946,740	EUR	19,685,764
Kingdom of Spain Government Bond, 3.1500%, 4/30/35ž	4,946,000	EUR	5,772,916
New Zealand Government Bond, 3.0000%, 4/20/29	30,331,000	NZD	17,211,457
New Zealand Government Bond, 1.5000%, 5/15/31	14,454,000	NZD	7,354,602
New Zealand Government Bond, 3.5000%, 4/14/33	14,998,000	NZD	8,266,279
Swiss Confederation Government Bond, 0.5000%, 5/27/30	4,914,000	CHF	6,301,010
Swiss Confederation Government Bond, 0.2500%, 6/23/35	11,237,000	CHF	14,061,968
Total Foreign Government Bonds (cost $83,007,729)			78,653,996
Mortgage-Backed Securities – 5.1%
Fannie Mae Pool:
FS8341, 5.0000%, 9/1/53	3,891,381		3,909,248
DA1671, 5.0000%, 10/1/53	2,463,681		2,485,386
CB8129, 5.0000%, 3/1/54	5,392,519		5,410,296
CB8132, 5.0000%, 3/1/54	1,245,557		1,255,276
FS9509, 5.5000%, 11/1/54	5,894,761		6,069,499
			19,129,705
Freddie Mac Pool:
RJ1763, 5.0000%, 6/1/54	4,076,459		4,093,194
RJ2155, 5.0000%, 10/1/54	2,267,429		2,276,738
RJ3274, 5.5000%, 2/1/55	4,017,998		4,129,838
			10,499,770
Total Mortgage-Backed Securities (cost $28,752,208)			29,629,475
United States Treasury Notes/Bonds – 4.8%
0.6250%, 8/15/30	12,651,100		11,008,434
2.7500%, 8/15/32	8,618,500		8,033,721
4.2500%, 8/15/35	8,761,500		8,824,473
Total United States Treasury Notes/Bonds (cost $27,887,771)			27,866,628
Investment Companies – 2.5%
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $14,575,860)	14,572,945		14,577,317
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	2,802,042		2,802,042
Time Deposits – 0.1%
Royal Bank of Canada, 3.7000%, 1/2/26	$700,511		700,511
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,502,553)			3,502,553
Total Investments (total cost $570,942,430) – 100.2%			577,312,753
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%			(1,029,756)
Net Assets – 100%			$576,282,997
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$263,204,949	45.6%
United Kingdom	68,461,679	11.9
New Zealand	32,832,338	5.7
Switzerland	32,479,027	5.6
Ireland	29,558,643	5.1
Germany	27,697,906	4.8
France	20,274,786	3.5
Netherlands	19,768,854	3.4
Spain	14,235,017	2.5
Italy	12,329,239	2.1
Luxembourg	12,195,459	2.1
Israel	9,562,763	1.7
Supranational	8,042,171	1.4
Canada	7,465,482	1.3
Sweden	6,167,743	1.1
Austria	3,893,146	0.7
Japan	3,036,437	0.5
Bermuda	2,299,029	0.4
Finland	2,056,995	0.3
Portugal	1,751,090	0.3
Total	$577,312,753	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$19,333,340	$146,668,077	$(151,426,136)	$579	$1,457	$14,577,317	14,572,945	$600,269
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	161,868	12,193,619	(9,553,445)	-	-	2,802,042	2,802,042	8,569 ∆
Total Affiliated Investments - 3.0%
	$19,495,208	$158,861,696	$(160,979,581)	$579	$1,457	$17,379,359	17,374,987	$608,838

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	1/28/26	42,500	$(27,868)	$492
Australian Dollar	1/28/26	(526,254)	343,293	(7,872)
Australian Dollar	2/25/26	(2,000,671)	1,297,077	(37,935)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Australian Dollar	3/25/26	(228,848)	$152,728	$40
British Pound	1/28/26	2,130,301	(2,801,981)	68,918
British Pound	1/28/26	(9,958,033)	13,190,860	(229,078)
British Pound	2/25/26	2,231,318	(2,923,256)	83,483
British Pound	2/25/26	(33,776,147)	44,349,935	(1,163,994)
British Pound	3/25/26	423,503	(569,117)	1,495
British Pound	3/25/26	(452,445)	605,482	(4,126)
Euro	1/28/26	23,613,478	(27,467,661)	313,564
Euro	1/28/26	(83,510,737)	97,592,264	(658,016)
Euro	2/25/26	8,366,284	(9,766,157)	89,789
Euro	2/25/26	(68,912,847)	80,196,061	(987,096)
Euro	3/25/26	151,250	(178,716)	(288)
Euro	3/25/26	86,564	(101,876)	244
Euro	3/25/26	(781,972)	922,981	492
Euro	3/25/26	(60,887,261)	71,763,722	(64,691)
Japanese Yen	2/25/26	13,135,294	(84,781)	(513)
Japanese Yen	2/25/26	(13,135,294)	84,536	268
Japanese Yen	3/25/26	16,684,509	(108,241)	(929)
Japanese Yen	3/25/26	(16,684,509)	107,988	675
New Zealand Dollar	1/28/26	11,480,363	(6,582,200)	31,877
New Zealand Dollar	1/28/26	(26,982,786)	15,509,837	(35,506)
New Zealand Dollar	2/25/26	26,168,767	(14,812,612)	278,583
New Zealand Dollar	2/25/26	(10,261,658)	5,933,024	15,257
New Zealand Dollar	2/25/26	(41,671,190)	23,760,499	(270,745)
New Zealand Dollar	3/25/26	(15,502,422)	9,050,480	100,911
Swiss Franc	1/28/26	(8,790,782)	11,124,643	(6,663)
Swiss Franc	2/25/26	(3,744,746)	4,731,321	(25,059)
Swiss Franc	3/25/26	(3,726,486)	4,736,617	(11,568)
Total				$(2,517,991)

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Credit Default Swap Index
CDX.NA.HY.45, Fixed Rate of 5.00%, Paid Quarterly(3)	NR	12/20/30	22,300,000	USD	$1,699,260	$31,028	$1,730,288

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)
For those index credit default swaps entered into by the Fund to sell protection, "Variation Margin" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

Schedule of OTC Credit Default Swaps - Sell Protection(1)
Counterparty/ Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts at Value Asset/(Liability)
Goldman Sachs & Co LLC:
Virgin Media Finance PLC, Fixed Rate of 5.00%, Paid Quarterly	NR	12/20/30	$2,400,000	EUR	$239,932	$(115,604)	$124,328

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2025
	Credit Contracts	Currency Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$-	$986,088	$986,088
Swaps - OTC, at value	124,328	-	$124,328
*Swaps - centrally cleared	31,028	-	$31,028
Total Asset Derivatives	$155,356	$986,088	$1,141,444
Liability Derivatives:
Forward foreign currency exchange contracts	$-	$3,504,079	$3,504,079

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(174,500)	$(174,500)
Forward foreign currency exchange contracts	-	(118,458)	-	$(118,458)
Swap contracts	1,577,399	-	-	$1,577,399
Total	$1,577,399	$(118,458)	$(174,500)	$1,284,441
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(1,432,629)	$(1,432,629)
Forward foreign currency exchange contracts	-	7,801,567	-	$7,801,567
Swap contracts	(640,138)	-	-	$(640,138)
Total	$(640,138)	$7,801,567	$(1,432,629)	$5,728,800
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Credit default swaps:
Average notional amount - sell protection	$37,414,286
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	95,668,069
Average amounts sold - in USD	420,632,206
Futures contracts:
Average notional amount of contracts - long	38,388,838
Average notional amount of contracts - short	2,745,775

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$986,088	$(986,088)	$—	$—
Goldman Sachs & Co LLC	124,328	—	—	124,328
JPMorgan Chase Bank, National Association	3,398,469	—	(3,398,469)	—
Total	$4,508,885	$(986,088)	$(3,398,469)	$124,328

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$3,504,079	$(986,088)	$—	$2,517,991

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $126,180,473, which represents 21.9% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
10 | December 31, 2025

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$40,686,018	$-
Bank Loans and Mezzanine Loans	-	42,970,871	-
Corporate Bonds	-	339,425,895	-
Foreign Government Bonds	-	78,653,996	-
Mortgage-Backed Securities	-	29,629,475	-
United States Treasury Notes/Bonds	-	27,866,628	-
Investment Companies	-	14,577,317	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,502,553	-
Total Investments in Securities	$-	$577,312,753	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	986,088	-
OTC Swaps	-	124,328	-
Centrally Cleared Swaps	-	31,028	-
Total Assets	$-	$578,454,197	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$3,504,079	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 11

Janus Henderson Developed World Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $553,564,528)(1)	$559,933,394
Affiliated investments, at value (cost $17,377,902)	17,379,359
Cash	108,002
Deposits with brokers for centrally cleared derivatives	1,752,430
Forward foreign currency exchange contracts	986,088
Cash denominated in foreign currency (cost $146,526)	146,526
OTC swap contracts, at value (premium paid $239,932)	124,328
Variation margin receivable on centrally cleared swaps	3,830
Trustees' deferred compensation	16,969
Receivables:
Interest	6,111,759
Fund shares sold	570,994
Due from Sub-Administrator	347,840
Foreign tax reclaims	175,843
Dividends from affiliates	69,824
Other assets	2,637,289
Total Assets	590,364,475
Liabilities:
Collateral for securities loaned (Note 3)	3,502,553
Forward foreign currency exchange contracts	3,504,079
Payables:
Investments purchased	5,342,762
Fund shares repurchased	1,089,115
Advisory fees	159,618
Dividends	112,602
Transfer agent fees and expenses	91,180
Professional fees	42,648
Trustees' deferred compensation fees	16,969
Custodian fees	15,787
12b-1 Distribution and shareholder servicing fees	9,881
Affiliated fund administration fees payable	1,273
Trustees' fees and expenses	413
Accrued expenses and other payables	192,598
Total Liabilities	14,081,478
Commitments and contingent liabilities (Note 4)
Net Assets	$576,282,997
See footnotes at the end of the Statement.
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Developed World Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,057,967,352
Total distributable earnings (loss)	(481,684,355)
Total Net Assets	$576,282,997
Net Assets - Class A Shares	$25,669,556
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,245,050
Net Asset Value Per Share(2)	$7.91
Maximum Offering Price Per Share(3)	$8.30
Net Assets - Class C Shares	$4,698,654
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	598,538
Net Asset Value Per Share(2)	$7.85
Net Assets - Class D Shares	$53,512,723
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,773,370
Net Asset Value Per Share	$7.90
Net Assets - Class I Shares	$383,774,853
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	48,739,659
Net Asset Value Per Share	$7.87
Net Assets - Class N Shares	$88,837,255
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,281,681
Net Asset Value Per Share	$7.87
Net Assets - Class S Shares	$57,227
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,245
Net Asset Value Per Share	$7.90
Net Assets - Class T Shares	$19,732,729
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,500,082
Net Asset Value Per Share	$7.89

(1)	Includes $3,398,469 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Developed World Bond Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Interest	$12,667,598
Dividends from affiliates	600,269
Affiliated securities lending income, net	8,569
Unaffiliated securities lending income, net	2,187
Other income	99,104
Total Investment Income	13,377,727
Expenses:
Advisory fees	1,679,762
12b-1 Distribution and shareholder servicing fees:
Class A Shares	34,246
Class C Shares	28,093
Class S Shares	103
Transfer agent administrative fees and expenses:
Class D Shares	27,765
Class S Shares	103
Class T Shares	25,932
Transfer agent networking and omnibus fees:
Class A Shares	39,602
Class C Shares	2,506
Class I Shares	284,557
Other transfer agent fees and expenses:
Class A Shares	784
Class C Shares	148
Class D Shares	4,209
Class I Shares	5,882
Class N Shares	2,596
Class S Shares	12
Class T Shares	1,541
Non-affiliated fund administration fees	200,482
Custodian fees	74,474
Professional fees	41,490
Shareholder reports expense	34,274
Affiliated fund administration fees	10,572
Registration fees	8,518
Trustees' fees and expenses	4,858
Other expenses	12,310
Total Expenses	2,524,819
Less: Excess Expense Reimbursement and Waivers	(668,782)
Net Expenses	1,856,037
Net Investment Income/(Loss)	11,521,690
See Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson Developed World Bond Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$7,914,558
Investments in affiliates	579
Forward foreign currency exchange contracts	(118,458)
Futures contracts	(174,500)
Swap contracts	1,577,399
Total Net Realized Gain/(Loss) on Investments	9,199,578
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(8,168,157)
Investments in affiliates	1,457
Forward foreign currency exchange contracts	7,801,567
Futures contracts	(1,432,629)
Swap contracts	(640,138)
Total Change in Unrealized Net Appreciation/Depreciation	(2,437,900)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$18,283,368
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Developed World Bond Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$11,521,690	$30,158,982
Net realized gain/(loss) on investments	9,199,578	(54,080,843)
Change in unrealized net appreciation/depreciation	(2,437,900)	85,523,969
Net Increase/(Decrease) in Net Assets Resulting from Operations	18,283,368	61,602,108
Dividends and Distributions to Shareholders:
Class A Shares	(467,470)	(432,862)
Class C Shares	(74,698)	(42,051)
Class D Shares	(926,704)	(579,265)
Class I Shares	(7,387,916)	(9,029,856)
Class N Shares	(1,739,275)	(1,883,322)
Class S Shares	(1,237)	(1,154)
Class T Shares	(352,520)	(285,598)
Total Dividends and Distributions to Shareholders	(10,949,820)	(12,254,108)
Return of Capital on Dividends and Distributions:
Class A Shares	—	(690,082)
Class C Shares	—	(166,025)
Class D Shares	—	(690,985)
Class I Shares	—	(12,381,193)
Class N Shares	—	(2,552,357)
Class S Shares	—	(2,032)
Class T Shares	—	(410,178)
Total Return of Capital on Dividends and Distributions	—	(16,892,852)
Net Decrease from Dividends and Distributions to Shareholders	(10,949,820)	(29,146,960)
Capital Share Transactions:
Class A Shares	(3,085,456)	(16,882,668)
Class C Shares	(1,788,913)	(4,415,583)
Class D Shares	5,309,981	17,438,449
Class I Shares	(48,281,296)	(419,265,514)
Class N Shares	(12,904,939)	(71,381,313)
Class S Shares	(42,792)	(87,339)
Class T Shares	(140,508)	(2,969,940)
Net Increase/(Decrease) from Capital Share Transactions	(60,933,923)	(497,563,908)
Net Increase/(Decrease) in Net Assets	(53,600,375)	(465,108,760)
Net Assets:
Beginning of period	629,883,372	1,094,992,132
End of period	$576,282,997	$629,883,372
See Notes to Financial Statements.
16 | December 31, 2025

Janus Henderson Developed World Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.82	$7.58	$7.55	$8.60	$9.93	$9.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.26	0.19	0.15	0.12	0.17
Net realized and unrealized gain/(loss)	0.09	0.24	0.03	(0.51)	(1.33)	0.26
Total from Investment Operations	0.23	0.50	0.22	(0.36)	(1.21)	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.12)	—	(0.69)	(0.12)	(0.44)
Return of capital	—	(0.14)	(0.19)	—	—	—
Total Dividends and Distributions	(0.14)	(0.26)	(0.19)	(0.69)	(0.12)	(0.44)
Net Asset Value, End of Period	$7.91	$7.82	$7.58	$7.55	$8.60	$9.93
Total Return*	2.93%	6.66%	2.98%	(4.20)%	(12.28)%	4.30%
Net Assets, End of Period (in thousands)	$25,670	$28,418	$43,893	$62,774	$81,662	$116,629
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.14%	1.02%	1.00%	0.93%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.81%	0.80%	0.80%	0.83%	0.83%
Ratio of Net Investment Income/(Loss)	3.62%	3.32%	2.46%	1.90%	1.25%	1.69%
Portfolio Turnover Rate	32%	84%	29%	60%	86%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Developed World Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.76	$7.52	$7.49	$8.54	$9.85	$9.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.20	0.13	0.09	0.05	0.10
Net realized and unrealized gain/(loss)	0.09	0.24	0.04	(0.51)	(1.31)	0.24
Total from Investment Operations	0.20	0.44	0.17	(0.42)	(1.26)	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.08)	—	(0.63)	(0.05)	(0.36)
Return of capital	—	(0.12)	(0.14)	—	—	—
Total Dividends and Distributions	(0.11)	(0.20)	(0.14)	(0.63)	(0.05)	(0.36)
Net Asset Value, End of Period	$7.85	$7.76	$7.52	$7.49	$8.54	$9.85
Total Return*	2.53%	5.92%	2.24%	(4.94)%	(12.83)%	3.47%
Net Assets, End of Period (in thousands)	$4,699	$6,413	$10,532	$17,016	$26,901	$36,918
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.80%	1.74%	1.66%	1.64%	1.59%	1.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.56%	1.54%	1.53%	1.55%	1.54%	1.55%
Ratio of Net Investment Income/(Loss)	2.84%	2.57%	1.73%	1.11%	0.54%	0.99%
Portfolio Turnover Rate	32%	84%	29%	60%	86%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | December 31, 2025

Janus Henderson Developed World Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.81	$7.57	$7.54	$8.60	$9.92	$9.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.28	0.20	0.16	0.13	0.19
Net realized and unrealized gain/(loss)	0.08	0.23	0.03	(0.52)	(1.31)	0.25
Total from Investment Operations	0.23	0.51	0.23	(0.36)	(1.18)	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.12)	—	(0.70)	(0.14)	(0.45)
Return of capital	—	(0.15)	(0.20)	—	—	—
Total Dividends and Distributions	(0.14)	(0.27)	(0.20)	(0.70)	(0.14)	(0.45)
Net Asset Value, End of Period	$7.90	$7.81	$7.57	$7.54	$8.60	$9.92
Total Return*	2.98%	6.84%	3.11%	(4.21)%	(12.06)%	4.43%
Net Assets, End of Period (in thousands)	$53,513	$47,601	$29,135	$26,217	$29,812	$39,211
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.81%	0.78%	0.75%	0.69%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.68%	0.69%	0.69%	0.68%	0.69%
Ratio of Net Investment Income/(Loss)	3.73%	3.58%	2.61%	2.03%	1.40%	1.86%
Portfolio Turnover Rate	32%	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Developed World Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.78	$7.54	$7.52	$8.57	$9.89	$9.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.27	0.20	0.17	0.14	0.19
Net realized and unrealized gain/(loss)	0.09	0.25	0.03	(0.51)	(1.31)	0.25
Total from Investment Operations	0.24	0.52	0.23	(0.34)	(1.17)	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.13)	—	(0.71)	(0.15)	(0.46)
Return of capital	—	(0.15)	(0.21)	—	—	—
Total Dividends and Distributions	(0.15)	(0.28)	(0.21)	(0.71)	(0.15)	(0.46)
Net Asset Value, End of Period	$7.87	$7.78	$7.54	$7.52	$8.57	$9.89
Total Return*	3.05%	6.96%	3.10%	(3.98)%	(12.01)%	4.46%
Net Assets, End of Period (in thousands)	$383,775	$427,147	$822,179	$1,263,864	$1,894,294	$2,151,534
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.77%	0.72%	0.69%	0.64%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Investment Income/(Loss)	3.83%	3.54%	2.69%	2.07%	1.52%	1.94%
Portfolio Turnover Rate	32%	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | December 31, 2025

Janus Henderson Developed World Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.78	$7.55	$7.52	$8.57	$9.90	$9.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.28	0.21	0.17	0.15	0.19
Net realized and unrealized gain/(loss)	0.09	0.23	0.03	(0.51)	(1.33)	0.26
Total from Investment Operations	0.24	0.51	0.24	(0.34)	(1.18)	0.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.12)	—	(0.71)	(0.15)	(0.46)
Return of capital	—	(0.16)	(0.21)	—	—	—
Total Dividends and Distributions	(0.15)	(0.28)	(0.21)	(0.71)	(0.15)	(0.46)
Net Asset Value, End of Period	$7.87	$7.78	$7.55	$7.52	$8.57	$9.90
Total Return*	3.05%	6.83%	3.24%	(4.00)%	(12.06)%	4.58%
Net Assets, End of Period (in thousands)	$88,837	$100,579	$167,127	$124,577	$126,445	$69,800
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.65%	0.61%	0.59%	0.55%	0.56%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.57%	0.58%	0.58%	0.55%	0.56%
Ratio of Net Investment Income/(Loss)	3.82%	3.55%	2.77%	2.16%	1.59%	1.94%
Portfolio Turnover Rate	32%	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Developed World Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.80	$7.57	$7.54	$8.59	$9.91	$9.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.24	0.17	0.14	0.10	0.15
Net realized and unrealized gain/(loss)	0.09	0.23	0.03	(0.51)	(1.32)	0.25
Total from Investment Operations	0.22	0.47	0.20	(0.37)	(1.22)	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.10)	—	(0.68)	(0.10)	(0.42)
Return of capital	—	(0.14)	(0.17)	—	—	—
Total Dividends and Distributions	(0.12)	(0.24)	(0.17)	(0.68)	(0.10)	(0.42)
Net Asset Value, End of Period	$7.90	$7.80	$7.57	$7.54	$8.59	$9.91
Total Return*	2.89%	6.28%	2.70%	(4.42)%	(12.38)%	3.99%
Net Assets, End of Period (in thousands)	$57	$99	$184	$470	$585	$527
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.90%	4.07%	2.10%	1.64%	1.50%	1.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.07%	1.05%	1.04%	1.03%	1.02%
Ratio of Net Investment Income/(Loss)	3.31%	3.11%	2.17%	1.67%	1.06%	1.50%
Portfolio Turnover Rate	32%	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | December 31, 2025

Janus Henderson Developed World Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.80	$7.56	$7.54	$8.59	$9.91	$9.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.26	0.18	0.15	0.13	0.17
Net realized and unrealized gain/(loss)	0.09	0.24	0.03	(0.51)	(1.32)	0.25
Total from Investment Operations	0.23	0.50	0.21	(0.36)	(1.19)	0.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.11)	—	(0.69)	(0.13)	(0.44)
Return of capital	—	(0.15)	(0.19)	—	—	—
Total Dividends and Distributions	(0.14)	(0.26)	(0.19)	(0.69)	(0.13)	(0.44)
Net Asset Value, End of Period	$7.89	$7.80	$7.56	$7.54	$8.59	$9.91
Total Return*	2.92%	6.70%	2.84%	(4.22)%	(12.17)%	4.23%
Net Assets, End of Period (in thousands)	$19,733	$19,627	$21,942	$36,795	$74,856	$118,467
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.92%	0.86%	0.83%	0.78%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.81%	0.81%	0.82%	0.77%	0.79%
Ratio of Net Investment Income/(Loss)	3.59%	3.37%	2.44%	1.81%	1.31%	1.74%
Portfolio Turnover Rate	32%	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Developed World Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through current income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
24 | December 31, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 25

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
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Notes to Financial Statements (unaudited)
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
There were no futures held at December 31, 2025.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
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Notes to Financial Statements (unaudited)
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and
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Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios.
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Notes to Financial Statements (unaudited)
The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Janus Investment Fund | 33

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
34 | December 31, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of December 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,398,469. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2025 is $3,502,553, resulting in the net amount due to the counterparty of $104,084.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
December 31, 2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $500 Million	0.50
Above $1.5 Billion	0.45
The Fund’s actual investment advisory fee rate for the reporting period was 0.55% of average annual net assets before any applicable waivers.
Janus Investment Fund | 35

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.57%. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share
36 | December 31, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $188.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase
Janus Investment Fund | 37

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of December 31, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	48	7
Class S Shares	-	-
Class T Shares	-	-
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(244,133,035)	$(220,845,563)	$(464,978,598)
38 | December 31, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle loss deferrals, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$574,940,764	$12,746,354	$(10,374,365)	$2,371,989
Information on the tax components of derivatives as of December 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,939,192	$1,017,116	$(3,619,683)	$(2,602,567)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	333,507	$2,635,131	824,532	$6,408,579
Reinvested dividends and distributions	45,303	356,980	115,817	902,640
Shares repurchased	(769,659)	(6,077,567)	(3,097,585)	(24,193,887)
Net Increase/(Decrease)	(390,849)	$(3,085,456)	(2,157,236)	$(16,882,668)
Class C Shares:
Shares sold	7,786	$61,012	41,714	$325,191
Reinvested dividends and distributions	9,304	72,733	26,050	201,375
Shares repurchased	(245,348)	(1,922,658)	(641,642)	(4,942,149)
Net Increase/(Decrease)	(228,258)	$(1,788,913)	(573,878)	$(4,415,583)
Class D Shares:
Shares sold	1,410,817	$11,098,400	3,466,934	$26,847,685
Reinvested dividends and distributions	116,219	914,971	160,279	1,246,207
Shares repurchased	(851,334)	(6,703,390)	(1,378,137)	(10,655,443)
Net Increase/(Decrease)	675,702	$5,309,981	2,249,076	$17,438,449
Class I Shares:
Shares sold	3,709,871	$29,107,765	16,856,257	$130,782,203
Reinvested dividends and distributions	885,537	6,946,221	2,616,223	20,292,786
Shares repurchased	(10,754,812)	(84,335,282)	(73,551,815)	(570,340,503)
Net Increase/(Decrease)	(6,159,404)	$(48,281,296)	(54,079,335)	$(419,265,514)
Class N Shares:
Shares sold	1,408,056	$11,065,431	3,951,932	$30,601,364
Reinvested dividends and distributions	219,525	1,721,897	564,815	4,380,185
Shares repurchased	(3,271,856)	(25,692,267)	(13,737,585)	(106,362,862)
Net Increase/(Decrease)	(1,644,275)	$(12,904,939)	(9,220,838)	$(71,381,313)
Class S Shares:
Shares sold	94	$729	1,308	$10,296
Reinvested dividends and distributions	157	1,237	410	3,186
Shares repurchased	(5,659)	(44,758)	(13,359)	(100,821)
Net Increase/(Decrease)	(5,408)	$(42,792)	(11,641)	$(87,339)
Class T Shares:
Shares sold	369,964	$2,907,447	674,793	$5,235,659
Reinvested dividends and distributions	41,869	329,335	83,183	646,306
Shares repurchased	(428,298)	(3,377,290)	(1,141,947)	(8,851,905)
Net Increase/(Decrease)	(16,465)	$(140,508)	(383,971)	$(2,969,940)
Janus Investment Fund | 39

Janus Henderson Developed World Bond Fund
Notes to Financial Statements (unaudited)
7. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$158,107,849	$236,181,799	$27,730,968	$-
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
40 | December 31, 2025

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
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Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
50 | December 31, 2025

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 51

Janus Henderson Developed World Bond Fund
Notes
52 | December 31, 2025

Janus Henderson Developed World Bond Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93077 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Flexible Bond Fund
Janus Investment Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 33.3%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 4.9580%, 9/15/34ž,‡	$4,050,930	$4,019,752
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	2,112,896	2,127,210
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34ž	3,080,000	3,082,738
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 5.1500%, 10/21/38ž,‡	9,858,000	9,885,682
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.4936%, 6/15/40ž,‡	6,211,000	6,228,765
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.5935%, 6/15/40ž,‡	2,119,000	2,127,181
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	126,616	125,429
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	108,408	107,401
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	904,317	856,502
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	585,682	565,336
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	5,811,789	5,814,543
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	4,367,939	4,407,183
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35ž	2,734,000	2,746,338
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	670,621	616,062
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.1044%, 1/22/35ž,‡	6,848,787	6,851,145
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.1754%, 10/25/38ž,‡	5,693,000	5,707,428
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.4644%, 7/20/37ž,‡	1,159,727	1,163,843
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	1,774,000	1,537,476
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4876%, 1/27/50ž,‡	2,396,255	2,191,192
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 0.0114%, 11/27/48ž,‡	560,000	557,067
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 0.0107%, 11/27/48ž,‡	1,111,552	1,104,932
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 4.7242%, 10/25/51ž,‡	5,015,897	4,665,576
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 4.7242%, 11/25/51ž,‡	4,742,226	4,412,333
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	3,684,643	3,212,647
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 5.5742%, 7/27/48ž,‡	1,620,839	1,618,643
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.2945%, 7/15/37ž,‡	9,186,000	9,219,876
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	8,100,000	8,117,402
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.9501%, 3/17/42ž,‡	6,279,550	6,233,691
BLP Commercial Mortgage Trust 2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.2501%, 12/15/42ž,‡	3,824,000	3,825,537
Boca Commercial Mortgage Trust 2025-BOCA A, CME Term SOFR 1 Month + 1.6000%, 5.4500%, 12/15/42ž,‡	4,199,000	4,204,122
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	6,286,000	6,561,704
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	7,398,253	7,568,083
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	2,865,000	2,858,815
BPR Trust 2025-STAR A, 4.9471%, 11/5/42ž,‡	3,149,000	3,163,086
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	3,502,195	3,455,218
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	1,549,000	1,466,773
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	4,295,000	4,068,801
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 4.6655%, 2/15/36ž,‡	$5,348,000	$5,338,204
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 4.6655%, 2/15/36ž,‡	4,808,914	4,798,246
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.2433%, 10/15/41ž,‡	6,888,832	6,895,438
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.4414%, 8/15/41ž,‡	8,893,855	8,902,529
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.3401%, 8/15/41ž,‡	2,748,669	2,751,914
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.6139%, 10/15/41ž,‡	3,116,919	3,131,147
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.0429%, 12/15/39ž,‡	3,527,109	3,525,772
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.3925%, 12/15/39ž,‡	1,626,187	1,626,404
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.2415%, 6/17/41ž,‡	6,380,507	6,371,492
BX Commercial Mortgage Trust 2024-VLT5 A, 5.4104%, 11/13/46ž,‡	7,894,000	7,982,255
BX Commercial Mortgage Trust 2024-VLT5 B, 5.8015%, 11/13/46ž,‡	2,036,000	2,070,301
BX Commercial Mortgage Trust 2024-VLT5 C, 6.1920%, 11/13/46ž,‡	1,086,000	1,108,320
BX Commercial Mortgage Trust 2025-ARIA A, 5.0311%, 12/13/42ž,‡	6,641,000	6,682,226
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.9001%, 2/15/35ž,‡	6,220,000	6,199,437
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.3500%, 7/15/42ž,‡	2,678,000	2,679,972
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 5.6000%, 7/15/42ž,‡	7,326,000	7,332,629
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.8940%, 3/15/30ž,‡	7,878,274	7,865,214
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.1436%, 3/15/30ž,‡	1,724,275	1,716,650
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.4501%, 7/15/44ž,‡	12,393,000	12,395,106
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.4416%, 10/19/37ž,‡	8,278,000	8,297,984
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 5.2044%, 7/20/38ž,‡	8,350,000	8,380,176
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.3919%, 8/15/41ž,‡	4,269,000	4,261,826
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.0409%, 8/15/41ž,‡	3,139,063	3,135,222
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	3,820,000	3,829,644
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	7,021,276	5,655,185
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,461,837	893,021
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,357,228	5,293,409
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,716,119	15,501,049
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 2/25/50ž,‡	2,495,193	2,473,539
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	6,294,000	6,311,623
Citigroup Mortgage Loan Trust Inc 2025-LTV1 A1, 5.2370%, 12/25/55ž,‡	5,366,000	5,370,292
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 5.5911%, 6/17/41ž,‡	4,244,767	4,243,031
Compass Datacenters Issuer II LLC 2024-2A A1, 5.0220%, 8/25/49ž	887,000	889,195
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	15,690,000	15,846,612
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	5,301,000	5,357,233
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	3,300,000	3,345,080
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 4.7242%, 12/25/41ž,‡	$156,288	$156,298
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.5242%, 12/25/41ž,‡	3,379,974	3,395,292
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.0242%, 12/25/41ž,‡	6,109,000	6,214,114
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.7742%, 4/25/42ž,‡	82,371	82,438
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.5742%, 7/27/43ž,‡	1,627,145	1,631,711
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 5.8242%, 9/25/43ž,‡	651,207	653,777
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.3742%, 10/26/43ž,‡	1,271,536	1,273,249
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 4.9242%, 1/25/44ž,‡	1,325,339	1,324,657
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.0242%, 3/25/44ž,‡	771,793	772,387
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 5/25/44ž,‡	839,109	838,949
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 4.8742%, 7/25/44ž,‡	346,247	346,104
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 1/25/45ž,‡	741,636	741,935
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.0242%, 2/27/45ž,‡	1,352,668	1,352,252
Connecticut Avenue Securities Trust 2025-R03 2M1, US 30 Day Average SOFR + 1.6000%, 5.4742%, 3/27/45ž,‡	4,281,402	4,288,990
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 5/25/45ž,‡	3,962,117	3,965,837
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 7/25/45ž,‡	2,273,421	2,274,722
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	1,484,025	1,496,385
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	3,366,682	3,392,039
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60ž,Ç	1,373,242	1,374,573
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	536,471	540,984
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	6,204,000	4,842,500
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.4645%, 10/15/36ž,‡	4,289,000	4,298,432
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,143,698	1,135,546
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	2,520,871	2,484,052
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,192,000	3,114,777
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	7,528,000	7,224,900
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	887,107	890,922
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	1,298,880	1,288,528
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	5,000,717	5,149,869
DI Issuer LLC 2025-1A A2, 5.3100%, 12/15/55ž	2,057,000	2,063,775
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	7,083,000	6,884,716
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48ž	194,237	193,836
Ellington Financial Mortgage Trust 2025-RTL1 A1, 5.2210%, 11/25/40ž,Ç	2,638,000	2,642,924
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.1844%, 7/20/38ž,‡	6,001,000	6,020,286
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	3,626,348	3,286,466
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	4,727,204	4,247,623
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	1,807,350	1,844,429
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	2,618,667	2,627,923
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55ž,Ç	3,381,828	3,380,790
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	2,928,569	2,960,632
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	3,184,617	3,216,670
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	1,312,605	1,320,995
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	$2,156,551	$2,163,538
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55ž,‡	1,707,403	1,701,211
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55ž,‡	5,796,625	5,763,912
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	2,417,069	2,348,628
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	7,335,311	6,398,386
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	3,656,420	3,670,788
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52ž	3,111,914	3,120,860
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	622,720	619,516
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.9742%, 9/25/41ž,‡	1,319,182	1,330,057
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.2242%, 12/25/41ž,‡	7,413,000	7,508,636
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, US 30 Day Average SOFR + 3.7500%, 7.6242%, 2/25/42ž,‡	613,608	632,295
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M2, 8.4218%, 4/25/42ž	563,026	586,176
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 5.9742%, 3/25/42ž,‡	1,333,654	1,336,368
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.9652%, 4/27/43ž,‡	1,150,818	1,163,414
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.8742%, 6/25/43ž,‡	100,864	101,125
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.7242%, 11/25/43ž,‡	1,413,877	1,418,681
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 5/25/44ž,‡	2,129,929	2,131,152
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 4.8742%, 10/25/44ž,‡	17,420	17,420
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 4.9242%, 1/25/45ž,‡	1,417,857	1,417,509
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 5/25/45ž,‡	970,705	970,630
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 9/25/45ž,‡	1,022,641	1,023,240
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.0242%, 2/27/45ž,‡	2,937,047	2,935,447
FREMF Mortgage Trust 2023-K511 C, 5.6345%, 11/25/28ž,‡	1,347,000	1,267,881
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	5,081,172	5,167,673
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.1644%, 1/20/39ž,‡	6,961,000	6,978,908
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 5.8902%, 3/1/28ž,‡	1,985,000	1,986,498
Gracie Point International Funding 2025-1A A, US 30 Day Average SOFR + 1.5000%, 5.5247%, 8/15/28ž,‡	3,606,000	3,611,862
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.4414%, 5/15/41ž,‡	7,775,000	7,785,349
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3845%, 11/25/41ž,‡	9,296,000	9,307,407
GS Mortgage-Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	4,381,265	4,393,562
Hertz Vehicle Financing LLC 2025-5A A, 4.6200%, 5/25/30ž	2,621,000	2,622,994
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	3,066,000	3,079,111
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	6,504,000	6,519,860
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	4,363,000	4,385,255
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	2,133,000	2,142,229
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	1,475,000	1,434,433
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	1,776,926	1,784,083
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.0501%, 3/17/42ž,‡	5,588,000	5,578,755
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	613,988	619,956
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	1,720,000	1,731,018
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	$1,668,736	$1,678,300
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,098,285	2,117,453
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	6,445,724	6,501,865
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	1,800,000	1,809,441
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.9645%, 3/15/38ž,‡	704,772	701,870
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.0454%, 5/16/39ž,‡	6,610,000	6,359,749
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	816,990	821,791
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.4936%, 10/16/37ž,‡	3,126,000	3,133,466
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.2444%, 7/20/37ž,‡	9,324,578	9,356,356
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 5.1936%, 7/16/38ž,‡	6,529,000	6,548,054
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	7,208,000	7,228,076
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	5,107,000	5,120,948
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	3,621,719	3,378,948
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	4,644,834	4,335,280
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	1,806,233	1,784,706
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	2,457,299	2,401,632
MVW Owner Trust 2025-2A A, 4.4800%, 10/20/44ž	971,619	969,507
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	6,122,645	6,143,994
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,275,134	1,268,962
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	3,487,237	3,496,499
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	2,492,000	2,519,593
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.1434%, 10/15/40ž,‡	5,121,000	5,121,051
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,462,307	1,442,165
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	2,965,848	2,995,456
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.1644%, 7/19/38ž,‡	6,600,000	6,618,071
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.4644%, 10/19/37ž,‡	4,518,000	4,528,163
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	3,820,966	3,514,204
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,305,000	1,305,514
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	3,678,000	3,705,049
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.4544%, 7/20/37ž,‡	2,037,063	2,041,596
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 5.5622%, 10/25/38ž,‡	3,400,000	3,409,380
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.4645%, 7/15/37ž,‡	695,086	696,606
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,547,245	1,349,758
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	4,094,167	3,542,703
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	3,024,217	2,932,478
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	3,471,412	3,422,962
Pretium Mortgage Credit Partners LLC 2025-RPL5 A1, 4.1500%, 1/25/70ž,Ç	5,408,108	5,312,346
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,245,880	1,230,211
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	2,167,222	2,144,527
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	2,864,676	2,776,349
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	4,369,057	4,123,297
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	$11,494,000	$11,564,621
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	9,219,000	9,166,451
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	6,480,000	6,384,965
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	5,895,459	6,094,600
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	3,027,640	3,190,660
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	1,672,287	1,706,934
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	2,182,598	2,207,846
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	3,981,548	4,014,898
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	4,801,500	4,829,452
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1 Month + 1.6000%, 5.3317%, 10/25/55ž,‡	4,104,048	4,110,615
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A1, 5.3200%, 10/25/40ž,Ç	3,183,000	3,182,882
SCF Equipment Trust LLC 2025-2A A2, 4.2600%, 12/22/31ž	1,558,000	1,562,084
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 4.9501%, 3/15/35ž,‡	7,499,000	7,459,363
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.2924%, 11/15/34ž,‡	7,206,000	7,213,815
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	429,394	383,957
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	335,119	303,864
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	9,179,000	8,915,861
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.2500%, 7/21/37ž,‡	6,450,000	6,473,820
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 4.7510%, 1/17/39ž,‡	3,548,000	3,540,664
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 4.5954%, 11/15/38ž,‡	684,495	682,698
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,466,872	1,362,026
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.0433%, 4/15/42ž,‡	2,053,000	2,050,433
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.2400%, 10/21/37ž,‡	6,913,000	6,938,711
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	4,402,712	4,756,110
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	1,584,197	1,601,712
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	1,960,000	1,967,143
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65ž,Ç	4,950,922	4,971,769
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	6,674,443	7,020,183
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 4.9718%, 8/25/51ž,‡	4,417,245	4,113,950
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47ž	1,983,000	1,989,452
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	4,083,000	3,889,044
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 4.7655%, 7/15/39ž,‡	3,768,000	3,675,656
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.4344%, 7/20/37ž,‡	2,638,439	2,644,141
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.1155%, 2/15/40ž,‡	485,463	485,180
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.1004%, 3/15/38ž,‡	7,753,000	7,813,036
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	987,575	920,402
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	2,393,210	2,136,327
Wendy's Funding LLC 2022-1A A2I, 4.2360%, 3/15/52ž	776,825	767,110
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52ž	544,135	527,426
Wendy's Funding LLC 2025-1A A2I, 5.4220%, 12/15/55ž	7,241,000	7,228,949
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	255,823	254,698
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 4.6742%, 7/25/51ž,‡	3,501,450	3,250,234
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	1,083,712	1,086,954
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	1,396,978	1,408,432
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	4,327,424	4,371,572
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	4,008,881	4,041,021
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	3,347,705	3,355,754
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	$5,070,246	$5,084,246
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	925,278	933,241
Woodward Capital Management 2025-CES10 A1A, 4.8940%, 11/25/55ž,Ç	2,114,914	2,115,199
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	2,783,154	2,806,339
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	2,182,438	2,264,564
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	3,919,831	3,937,388
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	1,474,861	1,472,253
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $898,972,199)		897,045,077
Bank Loans and Mezzanine Loans – 3.6%
Basic Industry – 0.1%
Qnity Electronics Inc, CME Term SOFR 6 Month + 2.0000%, 5.6975%, 11/1/32‡	2,148,000	2,156,055
Capital Goods – 0.6%
EMRLD Borrower LP, CME Term SOFR 6 Month + 2.2500%, 6.1219%, 8/4/31‡	13,510,655	13,564,512
Quikrete Holdings Inc, CME Term SOFR 1 Month + 2.2500%, 5.9661%, 2/10/32‡	2,552,073	2,565,819
		16,130,331
Consumer Cyclical – 0.8%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 1.7500%, 5.4219%, 9/30/31‡	12,295,016	12,325,754
Life Time Inc, CME Term SOFR 1 Month + 2.0000%, 5.7837%, 11/5/31‡	6,736	6,773
TKO Worldwide Holdings LLC, CME Term SOFR 3 Month + 2.0000%, 5.8685%, 11/21/31‡	8,156,170	8,209,533
		20,542,060
Consumer Non-Cyclical – 0.4%
Lavender US Holdco 1 Inc, CME Term SOFR 1 Month + 3.2500%, 7.3929%, 12/2/32ƒ,‡	5,730,066	5,770,635
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4661%, 10/23/30‡	6,244,199	6,280,108
		12,050,743
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 5.7161%, 9/30/31‡	4,012,213	4,032,828
Energy – 0.1%
Deep Blue Operating I LLC, CME Term SOFR 1 Month + 2.7500%, 6.5929%, 10/1/32‡	3,036,883	3,043,838
Technology – 0.3%
X Corp, 9.5000%, 10/26/29ƒ	9,103,174	9,064,121
Transportation – 1.1%
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.1719%, 8/15/30‡	10,511,881	10,540,788
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.1719%, 8/15/30‡	1,923,412	1,927,413
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.4219%, 4/10/31‡	12,575,206	12,603,891
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.2500%, 6.1615%, 4/9/32‡	5,418,000	5,415,074
		30,487,166
Total Bank Loans and Mezzanine Loans (cost $97,078,485)		97,507,142
Corporate Bonds – 22.2%
Banking – 4.2%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	10,474,000	10,812,879
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	6,622,000	6,900,109
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	7,460,000	8,430,888
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	4,894,000	5,108,763
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	6,476,000	6,496,042
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	6,394,000	6,557,849
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	4,460,000	4,501,689
Citigroup Inc, 6.6250%‡,μ	3,503,000	3,557,051
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	5,768,000	5,961,768
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	4,356,000	3,975,691
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	$3,537,000	$3,679,599
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31‡	15,654,000	15,868,421
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	6,946,000	7,860,281
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	5,725,000	5,929,305
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,554,000	3,650,495
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	3,550,000	3,689,622
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	9,683,000	10,026,939
		113,007,391
Basic Industry – 0.4%
Solstice Advanced Materials Inc, 5.6250%, 9/30/33ž	6,452,000	6,508,740
Verde Purchaser LLC, 10.5000%, 11/30/30ž	5,400,000	5,806,150
		12,314,890
Brokerage – 1.6%
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	6,387,000	6,711,244
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	7,691,000	7,826,054
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	7,772,000	8,112,385
LPL Holdings Inc, 4.0000%, 3/15/29ž	1,085,000	1,066,876
LPL Holdings Inc, 5.1500%, 6/15/30	3,730,000	3,803,906
LPL Holdings Inc, 6.0000%, 5/20/34	4,178,000	4,393,539
LPL Holdings Inc, 5.6500%, 3/15/35	6,372,000	6,531,305
LPL Holdings Inc, 5.7500%, 6/15/35	3,771,000	3,880,174
		42,325,483
Capital Goods – 0.6%
Ferguson Enterprises Inc, 5.0000%, 10/3/34	8,394,000	8,466,456
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	4,334,000	4,511,174
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	4,096,000	4,216,938
		17,194,568
Communications – 1.1%
AppLovin Corp, 5.3750%, 12/1/31	4,227,000	4,383,272
AppLovin Corp, 5.5000%, 12/1/34	6,424,000	6,600,350
Level 3 Financing Inc, 7.0000%, 3/31/34ž	4,939,007	5,090,002
ROBLOX Corp, 3.8750%, 5/1/30ž	8,742,000	8,358,021
Virgin Media Secured Finance PLC, 5.5000%, 5/15/29ž	5,586,000	5,503,085
		29,934,730
Consumer Cyclical – 1.9%
Carnival Corp, 5.7500%, 8/1/32ž	9,493,000	9,742,485
Carvana Co, 9.0000%, 6/1/30ž	8,772,056	9,194,787
Flutter Treasury DAC, 5.8750%, 6/4/31ž	2,837,000	2,876,434
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	613,496
KB Home, 4.0000%, 6/15/31#	2,549,000	2,413,946
Millrose Properties Inc, 6.2500%, 9/15/32ž	5,075,000	5,120,591
NCL Corporation Ltd, 5.8750%, 1/15/31ž	10,153,000	10,114,585
Taylor Morrison Communities Inc, 5.1250%, 8/1/30ž	6,003,000	6,039,192
Taylor Morrison Communities Inc, 5.7500%, 11/15/32ž	4,572,000	4,704,094
		50,819,610
Consumer Non-Cyclical – 2.0%
CVS Health Corp, 5.2500%, 2/21/33	785,000	808,221
CVS Health Corp, 5.7000%, 6/1/34	3,275,000	3,431,927
CVS Health Corp, 5.4500%, 9/15/35	3,938,000	4,030,978
CVS Health Corp, 4.7800%, 3/25/38	10,124,000	9,556,162
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	1,558,000	1,633,613
Solventum Corp, 5.4500%, 3/13/31	6,976,000	7,276,811
Solventum Corp, 5.6000%, 3/23/34	8,817,000	9,174,019
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	6,743,000	7,079,468
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	2,652,000	2,621,385
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	4,201,000	4,408,984
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	3,376,000	3,501,670
		53,523,238
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Electric – 1.5%
Alpha Generation LLC, 6.2500%, 1/15/34ž	$7,454,000	$7,520,914
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.1280%, 5.8000%, 3/15/56‡	2,761,000	2,741,012
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 1.9400%, 6.0500%, 3/15/56‡	2,208,000	2,169,426
NRG Energy Inc, 6.0000%, 2/1/33ž	2,641,000	2,693,289
NRG Energy Inc, 5.7500%, 1/15/34ž	3,075,000	3,106,273
NRG Energy Inc, 6.0000%, 1/15/36ž	5,759,000	5,835,268
Talen Energy Supply LLC, 6.2500%, 2/1/34ž	5,220,000	5,323,951
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	8,568,000	8,860,080
Xcel Energy Inc, 5.6000%, 4/15/35	2,674,000	2,769,106
		41,019,319
Energy – 3.8%
Civitas Resources Inc, 8.6250%, 11/1/30ž	1,464,000	1,534,360
Civitas Resources Inc, 8.7500%, 7/1/31ž,#	2,714,000	2,815,507
Civitas Resources Inc, 9.6250%, 6/15/33ž	5,261,000	5,679,871
DT Midstream Inc, 4.1250%, 6/15/29ž	6,147,000	6,065,963
DT Midstream Inc, 4.3750%, 6/15/31ž	9,231,000	9,037,532
DT Midstream Inc, 4.3000%, 4/15/32ž	2,510,000	2,424,540
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	6,456,000	6,577,205
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,041,000	3,053,274
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	7,886,000	8,143,872
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	9,846,000	9,630,233
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,013,000	3,483,938
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,150,000	2,314,613
Occidental Petroleum Corp, 6.1250%, 1/1/31	3,015,000	3,186,635
Sunoco LP, 5.6250%, 3/15/31ž	3,558,000	3,584,070
Sunoco LP, 6.2500%, 7/1/33ž	4,975,000	5,095,980
Sunoco LP, 5.8750%, 3/15/34ž	5,173,000	5,172,542
Sunoco LP, US Treasury Yield Curve Rate 5 Year + 4.2300%, 7.8750%ž,‡,μ	6,132,000	6,299,250
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.7500%, 3/15/34ž	9,803,000	9,802,761
Viper Energy Partners LLC, 4.9000%, 8/1/30	3,386,000	3,424,837
Viper Energy Partners LLC, 5.7000%, 8/1/35	4,504,000	4,596,467
		101,923,450
Finance Companies – 1.1%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28ž	2,456,000	2,455,539
Ares Capital Corp, 5.1000%, 1/15/31	4,739,000	4,680,750
Blackstone Private Credit Fund, 7.3000%, 11/27/28	4,159,000	4,411,570
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	6,264,000	6,394,879
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	2,886,000	3,051,592
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	1,737,000	1,820,196
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	2,615,000	2,796,674
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	740,077
Rocket Cos Inc, 6.1250%, 8/1/30ž	2,698,000	2,788,866
		29,140,143
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	3,930,000	4,053,942
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	3,170,000	3,337,442
Atlas Warehouse Lending Co LP, 4.9500%, 11/15/30ž	1,681,000	1,686,586
		9,077,970
Insurance – 1.5%
Asurion LLC / Asurion Co-Issuer Inc, 8.0000%, 12/31/32ž	4,212,000	4,370,419
Centene Corp, 4.2500%, 12/15/27	13,594,000	13,442,947
Health Care Service Corp, 5.2000%, 6/15/29ž	3,916,000	4,013,921
Health Care Service Corp, 5.4500%, 6/15/34ž	7,170,000	7,340,465
Humana Inc, 5.9500%, 3/15/34	10,534,000	11,047,287
		40,215,039
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Professional Services – 0.3%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35#	$7,690,000		$7,967,501
Technology – 1.9%
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	4,127,000		4,157,080
CoreWeave Inc, 9.0000%, 2/1/31ž	15,148,000		13,883,445
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	1,868,000		1,792,506
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	13,250,000		13,607,031
Oracle Corp, 5.5000%, 8/3/35	1,670,000		1,636,404
Oracle Corp, 5.2000%, 9/26/35	5,143,000		4,927,409
Oracle Corp, 5.9500%, 9/26/55	4,296,000		3,806,317
Oracle Corp, 6.1000%, 9/26/65	5,745,000		5,067,047
Western Digital Corp, 4.7500%, 2/15/26	1,212,000		1,212,927
			50,090,166
Total Corporate Bonds (cost $586,638,176)			598,553,498
Foreign Government Bonds – 0.1%
United Kingdom Gilt, 4.3750%, 3/7/30 (cost $1,368,112)	1,000,000	GBP	1,370,526
Mortgage-Backed Securities – 19.1%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	1,572,000		1,390,304
3.5000%, TBA, 30 Year Maturity	430,206		396,384
5.0000%, TBA, 30 Year Maturity	27,173,000		27,100,339
			28,887,027
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	10,926		10,620
BO4725, 2.5000%, 11/1/34	1,355,748		1,298,358
BO7717, 3.0000%, 11/1/34	64,109		62,371
BO5957, 3.0000%, 12/1/34	82,326		79,915
FS3713, 2.5000%, 12/1/36	1,890,253		1,801,644
995757, 6.0000%, 2/1/37	494,825		524,177
AL6997, 4.5000%, 11/1/42	493,982		497,306
AB7563, 3.0000%, 1/1/43	110,264		101,993
MA1363, 3.0000%, 2/1/43	168,205		155,114
AL5942, 5.0000%, 7/1/44	2,527,456		2,570,816
AL5887, 4.5000%, 10/1/44	1,075,705		1,079,893
AL6542, 4.5000%, 3/1/45	1,793,307		1,800,290
AL6842, 4.0000%, 5/1/45	172,082		166,883
AL7381, 4.5000%, 6/1/45	924,725		923,097
CA4646, 3.0000%, 2/1/48	256,045		234,704
BJ9181, 5.0000%, 5/1/48	436,191		443,320
MA3521, 4.0000%, 11/1/48	1,324,913		1,276,001
BN3899, 4.0000%, 12/1/48	196,747		189,484
FM3664, 4.0000%, 3/1/49	279,227		268,919
CA3683, 4.5000%, 6/1/49	70,453		69,874
CA4035, 4.5000%, 8/1/49	110,736		109,826
BO2983, 3.0000%, 9/1/49	184,022		167,213
MA3774, 3.0000%, 9/1/49	10,156		9,113
MA3908, 4.5000%, 1/1/50	153,041		151,783
CA5573, 4.0000%, 4/1/50	541,425		518,842
MA4079, 3.0000%, 7/1/50	5,884,520		5,265,470
BK2913, 2.5000%, 8/1/50	619,354		537,819
FM5076, 4.0000%, 8/1/50	481,617		461,528
FS2713, 4.5000%, 10/1/50	2,695,496		2,675,425
FS5362, 4.5000%, 12/1/50	3,638,914		3,611,819
FS2546, 4.0000%, 3/1/51	105,951		102,039
20510401, 3.0000%, 4/1/51	631,149		565,281
MA4378, 2.0000%, 7/1/51	14,579,591		11,888,184
FS0359, 2.5000%, 1/1/52	4,068,207		3,502,548
CB2681, 3.5000%, 1/1/52	1,432,131		1,345,527
FS5130, 2.5000%, 2/1/52	15,043,286		12,949,201
FS0662, 2.5000%, 2/1/52	7,230,824		6,220,942
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CB2750, 2.5000%, 2/1/52	$6,635,134	$5,672,554
CB2891, 3.0000%, 2/1/52	3,842,589	3,439,165
BV2802, 3.0000%, 2/1/52	516,270	461,902
CB2907, 3.5000%, 2/1/52	3,914,200	3,677,196
CB3043, 2.5000%, 3/1/52	8,532,129	7,340,502
FS1081, 2.5000%, 3/1/52	8,317,345	7,146,663
FS5988, 2.5000%, 3/1/52	6,330,601	5,439,542
CB3042, 2.5000%, 3/1/52	3,102,318	2,671,480
BT2256, 2.5000%, 3/1/52	723,641	621,563
BV2965, 2.5000%, 3/1/52	606,501	521,135
BV5152, 2.5000%, 3/1/52	588,874	506,630
BV2962, 2.5000%, 3/1/52	253,460	218,130
BV4144, 3.0000%, 3/1/52	3,084,312	2,763,490
BV5379, 3.0000%, 4/1/52	1,938,373	1,742,056
BV5380, 3.0000%, 4/1/52	1,645,718	1,474,350
CB3240, 3.0000%, 4/1/52	13,751	12,306
BV5394, 3.5000%, 4/1/52	2,145,281	2,011,208
FS1869, 3.5000%, 4/1/52	1,557,747	1,461,450
BV5393, 3.5000%, 4/1/52	1,166,315	1,094,828
BV8485, 3.5000%, 4/1/52	736,074	690,072
FS1301, 3.5000%, 4/1/52	596,604	555,799
BV4203, 3.5000%, 4/1/52	408,118	383,134
BV8484, 3.5000%, 4/1/52	403,713	378,969
BV6879, 4.5000%, 4/1/52	296,622	291,254
BV7632, 4.5000%, 4/1/52	227,922	223,797
BW0081, 4.5000%, 4/1/52	167,721	164,659
BV7132, 4.5000%, 4/1/52	118,066	115,911
BW0072, 4.5000%, 4/1/52	99,573	97,756
BV7131, 4.5000%, 4/1/52	94,256	92,538
FS6926, 2.5000%, 5/1/52	13,984,689	12,028,707
BV8544, 3.5000%, 5/1/52	1,114,504	1,044,769
CB3501, 3.5000%, 5/1/52	1,003,594	936,249
FS3377, 4.0000%, 5/1/52	998,315	961,460
BW0343, 4.5000%, 5/1/52	462,656	454,211
FS3160, 3.0000%, 6/1/52	527,300	471,647
CB3837, 3.5000%, 6/1/52	6,848,291	6,423,353
FS2144, 3.5000%, 6/1/52	3,917,092	3,678,918
FS5339, 3.0000%, 7/1/52	3,024,720	2,705,836
FS5491, 3.0000%, 7/1/52	2,275,309	2,035,168
CB4076, 3.5000%, 7/1/52	984,025	922,966
CB4329, 3.5000%, 7/1/52	329,630	309,562
BW0972, 4.5000%, 7/1/52	1,871,436	1,845,126
CB4320, 3.5000%, 8/1/52	651,554	611,075
BW7369, 5.0000%, 10/1/52	1,580,807	1,599,463
BW1288, 5.0000%, 10/1/52	706,303	713,287
BT8021, 5.0000%, 1/1/53	1,012,191	1,023,894
BX5759, 5.0000%, 1/1/53	353,848	356,186
BX5969, 5.0000%, 2/1/53	414,669	419,409
BX8071, 5.0000%, 3/1/53	213,899	215,871
BX7860, 5.5000%, 3/1/53	324,107	334,458
BX9351, 5.0000%, 4/1/53	473,133	477,493
BY0782, 5.5000%, 4/1/53	185,393	191,637
BY1920, 5.0000%, 5/1/53	257,860	260,219
BY1896, 5.5000%, 5/1/53	339,589	348,847
BY0866, 5.5000%, 5/1/53	174,443	179,198
BY3263, 5.0000%, 6/1/53	371,452	375,407
BY2783, 5.0000%, 6/1/53	284,007	286,586
BY4284, 5.5000%, 6/1/53	145,745	150,879
CB6686, 4.5000%, 7/1/53	1,745,648	1,727,905
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BY6374, 5.5000%, 7/1/53	$386,748	$397,214
BY7004, 5.5000%, 7/1/53	197,684	204,584
CB6851, 4.5000%, 8/1/53	1,200,651	1,188,385
BY6690, 5.0000%, 8/1/53	304,725	308,061
CB7112, 5.5000%, 9/1/53	6,940,557	7,170,193
CB7430, 5.5000%, 11/1/53	1,889,103	1,956,415
FS8037, 6.0000%, 1/1/54	1,720,107	1,800,443
CB8134, 5.5000%, 3/1/54	3,490,116	3,605,452
FS7607, 6.0000%, 3/1/54	1,475,769	1,538,705
FS7643, 6.0000%, 4/1/54	3,681,383	3,851,565
CB8543, 6.0000%, 5/1/54	5,900,756	6,149,153
20550801, 6.0000%, 8/1/55	2,863,323	2,962,063
BF0130, 3.5000%, 8/1/56	14,106,235	13,035,745
BF0167, 3.0000%, 2/1/57	8,178,625	7,137,952
BF0189, 3.0000%, 6/1/57	30,929	26,906
BF0619, 2.5000%, 3/1/62	13,948,188	11,483,211
BF0598, 2.5000%, 3/1/62	2,820,124	2,362,432
		223,175,643
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	410,209	395,600
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	3,948,655	3,887,254
ZK8962, 3.0000%, 9/1/32	144,777	141,559
ZK9009, 3.0000%, 10/1/32	193,024	188,557
ZK9163, 3.0000%, 1/1/33	107,862	105,409
SB0040, 2.5000%, 12/1/33	3,563,196	3,461,651
QN0786, 3.0000%, 10/1/34	35,636	34,625
QN0783, 3.0000%, 10/1/34	16,213	15,740
QN0951, 2.5000%, 11/1/34	1,310,766	1,254,667
SB0116, 2.5000%, 11/1/34	470,626	450,868
SB0866, 2.5000%, 6/1/37	5,736,806	5,428,661
ZS3695, 6.0000%, 4/1/40	747,283	794,473
ZT1145, 4.5000%, 5/1/44	739,402	738,099
ZT1257, 3.0000%, 1/1/46	69,070	63,710
ZT1173, 4.0000%, 2/1/46	2,308,110	2,239,581
ZT1633, 4.0000%, 3/1/47	5,085	4,934
ZM7182, 4.5000%, 7/1/48	585,215	580,858
ZM7926, 5.0000%, 9/1/48	111,633	112,953
ZT1320, 4.0000%, 11/1/48	118,468	114,095
SI2017, 4.0000%, 12/1/48	1,464,519	1,410,453
ZA7158, 4.5000%, 6/1/49	104,207	103,418
RA1087, 4.5000%, 7/1/49	701,744	696,430
RA1088, 4.5000%, 7/1/49	135,118	134,007
QA2159, 3.0000%, 8/1/49	361,441	320,452
RA1188, 4.5000%, 8/1/49	709,973	704,597
QA4936, 3.0000%, 12/1/49	480,828	431,432
QA5622, 3.0000%, 12/1/49	216,735	194,470
RA1999, 4.5000%, 1/1/50	496,668	492,907
SD8040, 4.5000%, 1/1/50	115,993	115,039
SD1551, 4.0000%, 3/1/50	1,382,127	1,331,103
QB1708, 2.5000%, 8/1/50	293,848	255,255
QB2976, 2.5000%, 8/1/50	131,958	114,586
QB3353, 2.5000%, 9/1/50	574,185	498,418
SD1143, 4.5000%, 9/1/50	4,065,726	4,035,453
RA5285, 2.5000%, 5/1/51	4,191,580	3,593,884
QC5848, 2.5000%, 8/1/51	11,600,285	9,938,960
RA5906, 2.5000%, 9/1/51	8,101,724	6,971,081
SD0688, 2.5000%, 10/1/51	10,194,645	8,762,867
SD7548, 2.5000%, 11/1/51	5,180,313	4,468,048
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QD6087, 2.5000%, 1/1/52	$1,284,170	$1,107,368
QD4842, 2.5000%, 1/1/52	801,170	690,618
QD7069, 2.5000%, 2/1/52	1,974,003	1,698,306
QD9513, 2.5000%, 2/1/52	911,990	780,178
QD6554, 3.0000%, 2/1/52	847,749	759,664
QD6555, 3.0000%, 2/1/52	583,837	524,838
SD0931, 2.5000%, 3/1/52	8,242,250	7,074,453
QD8288, 2.5000%, 3/1/52	342,527	294,316
QD9182, 3.0000%, 3/1/52	1,011,660	909,314
QE0318, 4.5000%, 3/1/52	79,043	77,612
SD0943, 3.5000%, 4/1/52	1,549,448	1,455,629
QE0354, 3.5000%, 4/1/52	824,922	773,367
QE1072, 3.5000%, 4/1/52	771,858	723,619
QE1073, 3.5000%, 4/1/52	259,236	243,346
QD9191, 3.5000%, 4/1/52	199,806	187,574
SD8212, 2.5000%, 5/1/52	11,230,955	9,552,743
SD3493, 2.5000%, 5/1/52	3,417,824	2,939,930
SD7023, 3.0000%, 6/1/52	2,566,974	2,291,925
SD1840, 3.0000%, 6/1/52	1,826,928	1,634,110
QF0488, 5.5000%, 9/1/52	1,680,724	1,723,663
QF2386, 5.0000%, 10/1/52	2,936,245	2,955,951
QF2145, 5.0000%, 10/1/52	97,745	98,711
QF2437, 5.5000%, 10/1/52	111,198	115,508
QF7813, 5.0000%, 1/1/53	205,293	207,651
QF6841, 5.0000%, 1/1/53	179,345	181,081
QF8398, 5.0000%, 3/1/53	737,046	743,889
QF9871, 5.0000%, 3/1/53	704,977	711,474
QG1442, 5.0000%, 4/1/53	819,277	821,699
QG2380, 5.0000%, 5/1/53	1,679,313	1,688,157
QG3598, 5.0000%, 5/1/53	1,031,822	1,037,256
QG3742, 5.0000%, 5/1/53	143,904	145,211
SD2897, 5.5000%, 5/1/53	1,313,218	1,342,013
QG2543, 5.5000%, 5/1/53	516,660	529,406
QG3917, 5.0000%, 6/1/53	1,349,310	1,356,416
QG4742, 5.0000%, 6/1/53	691,671	690,463
QG5161, 5.0000%, 6/1/53	647,996	646,865
QG5055, 5.0000%, 6/1/53	554,733	554,079
QG4676, 5.0000%, 6/1/53	202,802	202,663
QG3912, 5.5000%, 6/1/53	1,711,278	1,757,929
QG4741, 5.5000%, 6/1/53	392,456	398,165
QG6693, 5.5000%, 7/1/53	1,623,742	1,667,682
QG7441, 5.5000%, 7/1/53	951,253	976,995
SD4294, 5.5000%, 9/1/53	1,355,252	1,399,623
RA9851, 6.0000%, 9/1/53	10,519,203	10,937,503
SD4009, 6.0000%, 9/1/53	3,033,918	3,173,622
SD4668, 6.0000%, 10/1/53	5,168,603	5,347,182
SD4247, 6.5000%, 11/1/53	3,786,738	3,991,844
QI2699, 5.5000%, 4/1/54	888,464	919,230
RJ1341, 6.0000%, 4/1/54	4,297,008	4,477,894
RJ3021, 5.5000%, 12/1/54	11,347,936	11,585,823
SL1226, 5.5000%, 5/1/55	12,178,906	12,531,547
RJ4363, 5.5000%, 6/1/55	3,537,603	3,647,812
		176,474,471
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	14,314,002	12,350,121
4.0000%, TBA, 30 Year Maturity	1,882,256	1,776,492
5.0000%, TBA, 30 Year Maturity	4,526,907	4,514,386
		18,640,999
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae I Pool:
BC7161, 4.0000%, 8/15/47	$408,015	$392,398
BD7109, 4.0000%, 11/15/47	247,139	237,680
BD7135, 4.0000%, 12/15/47	940,344	904,353
		1,534,431
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	8,435,803	7,689,177
BB9835, 4.0000%, 8/20/47	274,877	264,503
BB9814, 4.0000%, 8/20/47	105,550	101,567
MA5021, 4.5000%, 2/20/48	1,071,306	1,063,169
MA5192, 4.0000%, 5/20/48	4,664,757	4,488,844
BH3672, 4.5000%, 5/20/48	316,326	312,060
MA5264, 4.0000%, 6/20/48	1,306,831	1,257,549
MA5400, 5.0000%, 8/20/48	1,237,498	1,253,679
MA5930, 3.5000%, 5/20/49	11,009,606	10,214,711
MA7255, 2.5000%, 3/20/51	10,763,174	9,297,424
MA7313, 3.0000%, 4/20/51	3,712,161	3,343,850
MA7473, 3.0000%, 7/20/51	5,618,889	5,060,093
MA7535, 3.0000%, 8/20/51	16,183,652	14,572,943
785843, 2.5000%, 1/20/52	7,702,362	6,560,217
		65,479,786
Total Mortgage-Backed Securities (cost $521,893,875)		514,587,957
United States Treasury Notes/Bonds – 18.0%
3.6250%, 8/31/27	26,088,000	26,146,086
3.3750%, 11/30/27	61,854,000	61,735,608
3.5000%, 12/15/28	10,742,000	10,729,412
3.6250%, 10/31/30	2,109,000	2,100,103
3.5000%, 11/30/30	171,312,600	169,586,091
3.7500%, 11/30/32	26,736,000	26,426,865
4.0000%, 11/15/35	165,107,200	162,733,784
4.6250%, 11/15/45	5,855,000	5,721,433
4.7500%, 8/15/55	20,041,000	19,702,808
Total United States Treasury Notes/Bonds (cost $487,097,382)		484,882,190
Investment Companies£ – 4.9%
Exchange-Traded Funds (ETFs) – 1.2%
Janus Henderson Emerging Markets Debt Hard Currency	629,422	33,784,226
Money Markets – 3.7%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº	99,246,097	99,275,871
Total Investment Companies (cost $131,892,568)		133,060,097
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	2,108,572	2,108,572
Time Deposits – 0%
Royal Bank of Canada, 3.7000%, 1/2/26	$976,139	976,139
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,084,711)		3,084,711
Total Investments (total cost $2,728,025,508) – 101.3%		2,730,091,198
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(35,229,792)
Net Assets – 100%		$2,694,861,406
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,681,629,942	98.2%
Israel	17,611,507	0.6
Luxembourg	12,325,754	0.5
United Kingdom	11,490,481	0.4
Canada	4,157,080	0.2
Ireland	2,876,434	0.1
Total	$2,730,091,198	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 4.9%
Exchange-Traded Funds (ETFs) - 1.2%
Janus Henderson Emerging Markets Debt Hard Currency
	$19,147,204	$13,847,946	$-	$-	$789,076	$33,784,226	629,422	$1,042,067
Money Markets - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	82,226,865	533,956,909	(516,916,339)	327	8,109	99,275,871	99,246,097	1,847,047
Total Investment Companies - 4.9%
	$101,374,069	$547,804,855	$(516,916,339)	$327	$797,185	$133,060,097	99,875,519	$2,889,114
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	-	873,884,896	(871,776,324)	-	-	2,108,572	2,108,572	163,555 ∆
Total Affiliated Investments - 5.0%
	$101,374,069	$1,421,689,751	$(1,388,692,663)	$327	$797,185	$135,168,669	101,984,091	$3,052,669

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	3/4/26	(1,014,513)	$1,353,533	$(13,503)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	2,130	4/3/26	$444,720,702	$(288,540)
5 Year US Treasury Note	5,370	4/3/26	586,966,175	(2,433,201)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Ultra Long Term US Treasury Bond	855	3/31/26	$100,890,000	$(1,855,694)
US Treasury Long Bond	1,881	3/31/26	217,431,844	(3,359,586)
Total - Futures Long				(7,937,021)
Futures Short:
10 Year US Treasury Note	1,221	3/31/26	(137,286,188)	1,074,590
Ultra 10 Year Treasury Note	1,522	3/31/26	(175,053,781)	1,086,696
Total - Futures Short				2,161,286
Total				$(5,775,735)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2025
	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
*Futures contracts	$-	$2,161,286	$2,161,286
Liability Derivatives:
Forward foreign currency exchange contracts	$13,503	$-	$13,503
*Futures contracts	-	7,937,021	$7,937,021
Total Liability Derivatives	$13,503	$7,937,021	$7,950,524

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$15,176,708	$15,176,708
Forward foreign currency exchange contracts	-	28,484	-	$28,484
Swap contracts	(233,844)	-	-	$(233,844)
Total	$(233,844)	$28,484	$15,176,708	$14,971,348

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$(17,576,068)	$(17,576,068)
Forward foreign currency exchange contracts	(13,503)	-	$(13,503)
Total	$(13,503)	$(17,576,068)	$(17,589,571)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | December 31, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Credit default swaps:
Average notional amount - buy protection	$39,428,571
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	580,513
Average amounts sold - in USD	1,352,901
Futures contracts:
Average notional amount of contracts - long	1,373,503,601
Average notional amount of contracts - short	288,769,855

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$2,590,506	$—	$(2,590,506)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$13,503	$—	$—	$13,503

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $1,185,910,265, which represents 44.0% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$1,304,808	$1,305,514	0.0%
The Fund has registration rights for certain restricted securities held as of December 31, 2025. The issuer incurs all registration costs.
18 | December 31, 2025

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$897,045,077	$-
Bank Loans and Mezzanine Loans	-	97,507,142	-
Corporate Bonds	-	598,553,498	-
Foreign Government Bonds	-	1,370,526	-
Mortgage-Backed Securities	-	514,587,957	-
United States Treasury Notes/Bonds	-	484,882,190	-
Investment Companies	33,784,226	99,275,871	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,084,711	-
Total Investments in Securities	$33,784,226	$2,696,306,972	$-
Other Financial Instruments(a):
Futures Contracts	2,161,286	-	-
Total Assets	$35,945,512	$2,696,306,972	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$13,503	$-
Futures Contracts	7,937,021	-	-
Total Liabilities	$7,937,021	$13,503	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 19

Janus Henderson Flexible Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $2,594,024,368)(1)	$2,594,922,529
Affiliated investments, at value (cost $134,001,140)	135,168,669
Cash	330,492
Collateral for To Be Announced transactions	30,000
Deposits with brokers for futures	17,250,000
Variation margin receivable on futures contracts	533,382
Trustees' deferred compensation	79,315
Receivables:
Interest	17,811,652
Fund shares sold	1,344,853
Dividends from affiliates	376,166
Investments sold	75
Other assets	161,268
Total Assets	2,768,008,401
Liabilities:
Collateral for securities loaned (Note 3)	3,084,711
Forward foreign currency exchange contracts	13,503
Variation margin payable on futures contracts	1,511,157
Payables:
TBA investments purchased	47,614,578
Investments purchased	14,772,679
Fund shares repurchased	3,468,261
Dividends	1,111,812
Advisory fees	794,808
Transfer agent fees and expenses	278,195
Trustees' deferred compensation fees	79,315
Professional fees	45,264
12b-1 Distribution and shareholder servicing fees	43,875
Affiliated fund administration fees payable	5,892
Custodian fees	3,373
Trustees' fees and expenses	1,382
Accrued expenses and other payables	318,190
Total Liabilities	73,146,995
Commitments and contingent liabilities (Note 4)
Net Assets	$2,694,861,406
See footnotes at the end of the Statement.
See Notes to Financial Statements.
20 | December 31, 2025

Janus Henderson Flexible Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,257,082,228
Total distributable earnings (loss)	(562,220,822)
Total Net Assets	$2,694,861,406
Net Assets - Class A Shares	$101,854,640
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,817,904
Net Asset Value Per Share(2)	$9.42
Maximum Offering Price Per Share(3)	$9.89
Net Assets - Class C Shares	$15,006,692
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,593,392
Net Asset Value Per Share(2)	$9.42
Net Assets - Class D Shares	$446,469,174
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	47,406,116
Net Asset Value Per Share	$9.42
Net Assets - Class I Shares	$1,204,458,487
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	127,871,351
Net Asset Value Per Share	$9.42
Net Assets - Class N Shares	$662,542,460
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	70,389,403
Net Asset Value Per Share	$9.41
Net Assets - Class R Shares	$11,464,189
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,216,951
Net Asset Value Per Share	$9.42
Net Assets - Class S Shares	$12,960,864
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,376,039
Net Asset Value Per Share	$9.42
Net Assets - Class T Shares	$240,104,900
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	25,500,373
Net Asset Value Per Share	$9.42

(1)	Includes $2,590,506 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Flexible Bond Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Interest	$68,047,812
Dividends from affiliates	2,889,114
Affiliated securities lending income, net	163,555
Unaffiliated securities lending income, net	32,606
Other income	410,002
Total Investment Income	71,543,089
Expenses:
Advisory fees	5,675,356
12b-1 Distribution and shareholder servicing fees:
Class A Shares	128,585
Class C Shares	79,478
Class R Shares	28,522
Class S Shares	17,756
Transfer agent administrative fees and expenses:
Class D Shares	239,796
Class R Shares	14,497
Class S Shares	17,757
Class T Shares	311,846
Transfer agent networking and omnibus fees:
Class A Shares	83,351
Class C Shares	5,140
Class I Shares	499,405
Other transfer agent fees and expenses:
Class A Shares	2,807
Class C Shares	372
Class D Shares	35,860
Class I Shares	15,896
Class N Shares	16,759
Class R Shares	167
Class S Shares	136
Class T Shares	1,255
Shareholder reports expense	125,155
Registration fees	87,842
Affiliated fund administration fees	47,633
Professional fees	44,226
Trustees' fees and expenses	25,026
Custodian fees	11,845
Other expenses	246,118
Total Expenses	7,762,586
Less: Excess Expense Reimbursement and Waivers	(821,870)
Net Expenses	6,940,716
Net Investment Income/(Loss)	64,602,373
See Notes to Financial Statements.
22 | December 31, 2025

Janus Henderson Flexible Bond Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$17,839,172
Investments in affiliates	327
Forward foreign currency exchange contracts	28,484
Futures contracts	15,176,708
Swap contracts	(233,844)
Total Net Realized Gain/(Loss) on Investments	32,810,847
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	2,952,608
Investments in affiliates	797,185
Forward foreign currency exchange contracts	(13,503)
Futures contracts	(17,576,068)
Total Change in Unrealized Net Appreciation/Depreciation	(13,839,778)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$83,573,442
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Flexible Bond Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$64,602,373	$131,486,607
Net realized gain/(loss) on investments	32,810,847	(5,739,903)
Change in unrealized net appreciation/depreciation	(13,839,778)	44,298,621
Net Increase/(Decrease) in Net Assets Resulting from Operations	83,573,442	170,045,325
Dividends and Distributions to Shareholders:
Class A Shares	(2,252,180)	(4,710,334)
Class C Shares	(307,440)	(729,851)
Class D Shares	(10,452,692)	(20,526,540)
Class I Shares	(28,441,525)	(60,642,432)
Class N Shares	(17,072,381)	(31,682,553)
Class R Shares	(235,049)	(577,805)
Class S Shares	(305,376)	(684,728)
Class T Shares	(5,681,430)	(12,711,741)
Net Decrease from Dividends and Distributions to Shareholders	(64,748,073)	(132,265,984)
Capital Share Transactions:
Class A Shares	326,552	(1,704,588)
Class C Shares	(2,344,229)	(2,581,121)
Class D Shares	3,164,928	21,890,824
Class I Shares	5,113,082	(68,143,531)
Class N Shares	(48,035,041)	172,526,372
Class R Shares	(488,324)	(2,594,430)
Class S Shares	(1,916,897)	(856,357)
Class T Shares	(8,976,632)	(31,908,722)
Net Increase/(Decrease) from Capital Share Transactions	(53,156,561)	86,628,447
Net Increase/(Decrease) in Net Assets	(34,331,192)	124,407,788
Net Assets:
Beginning of period	2,729,192,598	2,604,784,810
End of period	$2,694,861,406	$2,729,192,598
See Notes to Financial Statements.
24 | December 31, 2025

Janus Henderson Flexible Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.35	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.43	0.41	0.31	0.17	0.20
Net realized and unrealized gain/(loss)	0.07	0.14	(0.09)	(0.46)	(1.38)	0.04
Total from Investment Operations	0.28	0.57	0.32	(0.15)	(1.21)	0.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.43)	(0.41)	(0.31)	(0.19)	(0.22)
Return of capital	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.21)	(0.43)	(0.41)	(0.31)	(0.19)	(0.22)
Net Asset Value, End of Period	$9.42	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	3.01%	6.31%	3.57%	(1.50)%	(11.00)%	2.19%
Net Assets, End of Period (in thousands)	$101,855	$100,840	$101,055	$112,400	$113,840	$144,886
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.88%	0.88%	0.89%	0.85%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.79%	0.70%	0.71%	0.76%	0.86%
Ratio of Net Investment Income/(Loss)	4.39%	4.60%	4.43%	3.26%	1.59%	1.74%
Portfolio Turnover Rate(3)	96%	153%	170%	195%	158%	132%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Flexible Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.35	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.37	0.34	0.24	0.09	0.13
Net realized and unrealized gain/(loss)	0.07	0.14	(0.08)	(0.46)	(1.38)	0.05
Total from Investment Operations	0.25	0.51	0.26	(0.22)	(1.29)	0.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.37)	(0.35)	(0.24)	(0.11)	(0.16)
Return of capital	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.18)	(0.37)	(0.35)	(0.24)	(0.11)	(0.16)
Net Asset Value, End of Period	$9.42	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	2.68%	5.62%	2.83%	(2.21)%	(11.62)%	1.60%
Net Assets, End of Period (in thousands)	$15,007	$17,240	$19,528	$28,509	$44,112	$74,867
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.51%	1.51%	1.50%	1.51%	1.49%	1.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.44%	1.44%	1.43%	1.43%	1.45%	1.44%
Ratio of Net Investment Income/(Loss)	3.77%	3.95%	3.68%	2.47%	0.88%	1.17%
Portfolio Turnover Rate(3)	96%	153%	170%	195%	158%	132%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
26 | December 31, 2025

Janus Henderson Flexible Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.35	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.45	0.42	0.32	0.19	0.23
Net realized and unrealized gain/(loss)	0.07	0.14	(0.09)	(0.45)	(1.38)	0.05
Total from Investment Operations	0.29	0.59	0.33	(0.13)	(1.19)	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.45)	(0.42)	(0.33)	(0.21)	(0.26)
Return of capital	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.22)	(0.45)	(0.42)	(0.33)	(0.21)	(0.26)
Net Asset Value, End of Period	$9.42	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	3.16%	6.57%	3.71%	(1.37)%	(10.83)%	2.49%
Net Assets, End of Period (in thousands)	$446,469	$440,319	$412,081	$442,271	$496,739	$639,286
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.59%	0.59%	0.59%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	0.54%	0.56%	0.57%	0.57%	0.57%
Ratio of Net Investment Income/(Loss)	4.69%	4.85%	4.57%	3.38%	1.78%	2.03%
Portfolio Turnover Rate(3)	96%	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Flexible Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.35	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.46	0.43	0.33	0.20	0.24
Net realized and unrealized gain/(loss)	0.07	0.14	(0.09)	(0.45)	(1.38)	0.04
Total from Investment Operations	0.29	0.60	0.34	(0.12)	(1.18)	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.46)	(0.43)	(0.34)	(0.22)	(0.26)
Return of capital	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.22)	(0.46)	(0.43)	(0.34)	(0.22)	(0.26)
Net Asset Value, End of Period	$9.42	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	3.18%	6.64%	3.83%	(1.25)%	(10.75)%	2.56%
Net Assets, End of Period (in thousands)	$1,204,458	$1,191,199	$1,240,734	$1,489,875	$1,527,891	$1,967,268
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.54%	0.53%	0.53%	0.53%	0.51%	0.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.48%	0.47%	0.45%	0.46%	0.47%	0.50%
Ratio of Net Investment Income/(Loss)	4.73%	4.91%	4.67%	3.51%	1.87%	2.10%
Portfolio Turnover Rate(3)	96%	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
28 | December 31, 2025

Janus Henderson Flexible Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.35	$9.20	$9.29	$9.76	$11.15	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.46	0.43	0.33	0.21	0.24
Net realized and unrealized gain/(loss)	0.06	0.16	(0.09)	(0.46)	(1.38)	0.04
Total from Investment Operations	0.29	0.62	0.34	(0.13)	(1.17)	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.47)	(0.43)	(0.34)	(0.22)	(0.27)
Return of capital	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.23)	(0.47)	(0.43)	(0.34)	(0.22)	(0.27)
Net Asset Value, End of Period	$9.41	$9.35	$9.20	$9.29	$9.76	$11.15
Total Return*	3.11%	6.81%	3.84%	(1.35)%	(10.63)%	2.54%
Net Assets, End of Period (in thousands)	$662,542	$705,618	$526,371	$481,188	$549,639	$487,997
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.46%	0.45%	0.45%	0.45%	0.43%	0.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.40%	0.42%	0.45%	0.45%	0.43%	0.43%
Ratio of Net Investment Income/(Loss)	4.81%	4.97%	4.70%	3.51%	1.94%	2.18%
Portfolio Turnover Rate(3)	96%	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Flexible Bond Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.35	$9.21	$9.30	$9.76	$11.16	$11.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.39	0.36	0.26	0.12	0.16
Net realized and unrealized gain/(loss)	0.07	0.15	(0.08)	(0.45)	(1.38)	0.04
Total from Investment Operations	0.26	0.54	0.28	(0.19)	(1.26)	0.20
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.40)	(0.37)	(0.27)	(0.14)	(0.19)
Return of capital	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.19)	(0.40)	(0.37)	(0.27)	(0.14)	(0.19)
Net Asset Value, End of Period	$9.42	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	2.84%	5.91%	3.06%	(1.98)%	(11.38)%	1.80%
Net Assets, End of Period (in thousands)	$11,464	$11,875	$14,254	$17,622	$20,102	$25,664
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.21%	1.20%	1.21%	1.18%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.14%	1.16%	1.19%	1.20%	1.18%	1.16%
Ratio of Net Investment Income/(Loss)	4.06%	4.22%	3.93%	2.75%	1.16%	1.45%
Portfolio Turnover Rate(3)	96%	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
30 | December 31, 2025

Janus Henderson Flexible Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.35	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.42	0.38	0.29	0.15	0.19
Net realized and unrealized gain/(loss)	0.07	0.14	(0.08)	(0.46)	(1.38)	0.04
Total from Investment Operations	0.27	0.56	0.30	(0.17)	(1.23)	0.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.42)	(0.39)	(0.29)	(0.17)	(0.21)
Return of capital	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.20)	(0.42)	(0.39)	(0.29)	(0.17)	(0.21)
Net Asset Value, End of Period	$9.42	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	2.96%	6.17%	3.32%	(1.74)%	(11.17)%	2.11%
Net Assets, End of Period (in thousands)	$12,961	$14,772	$15,403	$14,489	$15,002	$19,114
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.97%	0.96%	0.97%	0.95%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.92%	0.95%	0.95%	0.94%	0.94%
Ratio of Net Investment Income/(Loss)	4.31%	4.47%	4.20%	3.01%	1.41%	1.66%
Portfolio Turnover Rate(3)	96%	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Flexible Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.35	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.44	0.41	0.31	0.18	0.22
Net realized and unrealized gain/(loss)	0.07	0.14	(0.09)	(0.45)	(1.38)	0.04
Total from Investment Operations	0.29	0.58	0.32	(0.14)	(1.20)	0.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.44)	(0.41)	(0.32)	(0.20)	(0.24)
Return of capital	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.22)	(0.44)	(0.41)	(0.32)	(0.20)	(0.24)
Net Asset Value, End of Period	$9.42	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	3.10%	6.44%	3.59%	(1.48)%	(10.93)%	2.39%
Net Assets, End of Period (in thousands)	$240,105	$247,330	$275,359	$347,983	$383,193	$547,371
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.71%	0.70%	0.69%	0.70%	0.68%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.66%	0.68%	0.69%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	4.57%	4.72%	4.44%	3.27%	1.67%	1.94%
Portfolio Turnover Rate(3)	96%	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
32 | December 31, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain maximum total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 33

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
34 | December 31, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 35

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
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Notes to Financial Statements (unaudited)
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults,
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the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
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Notes to Financial Statements (unaudited)
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at December 31, 2025.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively
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Notes to Financial Statements (unaudited)
managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed
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Notes to Financial Statements (unaudited)
as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will
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still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of December 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,590,506. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2025 is $3,084,711, resulting in the net amount due to the counterparty of $494,205.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
December 31, 2025” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.50
Over $300 Million	0.40
The Fund’s actual investment advisory fee rate for the reporting period was 0.41% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.40% for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the period ended December 31, 2025, the Adviser waived $71,122 of the Fund’s management fee, attributable to the Fund’s investment in the Janus
Henderson Emerging Markets Debt Hard Currency ETF.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are
Janus Investment Fund | 45

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up
46 | December 31, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $837.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class C
Shares paid CDSCs of $427.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
Janus Investment Fund | 47

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(358,110,221)	$(227,079,104)	$(585,189,325)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,728,133,704	$30,208,684	$(28,251,190)	$1,957,494
Information on the tax components of derivatives as of December 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$2,161,286	$(7,950,524)	$(5,789,238)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,360,341	$12,802,110	2,844,464	$26,478,770
Reinvested dividends and distributions	182,483	1,714,012	369,238	3,449,341
Shares repurchased	(1,509,983)	(14,189,570)	(3,403,021)	(31,632,699)
Net Increase/(Decrease)	32,841	$326,552	(189,319)	$(1,704,588)
Class C Shares:
Shares sold	94,497	$889,925	460,997	$4,310,040
Reinvested dividends and distributions	31,608	296,888	73,750	689,404
Shares repurchased	(376,089)	(3,531,042)	(811,324)	(7,580,565)
Net Increase/(Decrease)	(249,984)	$(2,344,229)	(276,577)	$(2,581,121)
Class D Shares:
Shares sold	3,513,530	$33,081,123	7,953,635	$74,081,435
Reinvested dividends and distributions	1,043,091	9,799,100	2,052,317	19,177,772
Shares repurchased	(4,230,572)	(39,715,295)	(7,665,358)	(71,368,383)
Net Increase/(Decrease)	326,049	$3,164,928	2,340,594	$21,890,824
Class I Shares:
Shares sold	11,525,817	$108,445,986	32,078,201	$298,742,067
Reinvested dividends and distributions	2,581,818	24,261,998	5,596,524	52,310,172
Shares repurchased	(13,584,994)	(127,594,902)	(45,005,393)	(419,195,770)
Net Increase/(Decrease)	522,641	$5,113,082	(7,330,668)	$(68,143,531)
Class N Shares:
Shares sold	8,098,974	$76,076,735	27,614,082	$259,013,940
Reinvested dividends and distributions	1,684,230	15,814,997	3,129,106	29,206,700
Shares repurchased	(14,890,890)	(139,926,773)	(12,435,582)	(115,694,268)
Net Increase/(Decrease)	(5,107,686)	$(48,035,041)	18,307,606	$172,526,372
Class R Shares:
Shares sold	46,255	$434,655	128,284	$1,194,473
Reinvested dividends and distributions	24,623	231,414	61,025	570,496
Shares repurchased	(123,283)	(1,154,393)	(467,123)	(4,359,399)
Net Increase/(Decrease)	(52,405)	$(488,324)	(277,814)	$(2,594,430)
Class S Shares:
Shares sold	113,605	$1,067,790	321,202	$2,988,102
Reinvested dividends and distributions	32,487	305,213	73,180	683,894
Shares repurchased	(349,430)	(3,289,900)	(487,237)	(4,528,353)
Net Increase/(Decrease)	(203,338)	$(1,916,897)	(92,855)	$(856,357)
Class T Shares:
Shares sold	1,719,159	$16,124,398	6,138,780	$57,378,740
Reinvested dividends and distributions	597,621	5,612,870	1,340,996	12,528,954
Shares repurchased	(3,267,847)	(30,713,900)	(10,928,453)	(101,816,416)
Net Increase/(Decrease)	(951,067)	$(8,976,632)	(3,448,677)	$(31,908,722)
7. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$681,220,411	$844,678,059	$1,838,742,141	$1,784,153,786
Janus Investment Fund | 49

Janus Henderson Flexible Bond Fund
Notes to Financial Statements (unaudited)
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
50 | December 31, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 51

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
52 | December 31, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
54 | December 31, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
56 | December 31, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
58 | December 31, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 59

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
60 | December 31, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93019 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Global Allocation Fund – Conservative
Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 34.4%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	476,640	$5,762,389
Janus Henderson Enterprise Fund - Class N Shares£	44,102	6,363,818
Janus Henderson European Focus Fund - Class N Shares£	114,156	6,924,785
Janus Henderson Growth and Income Fund - Class N Shares£	101,347	7,301,627
Janus Henderson Overseas Fund - Class N Shares£	196,054	11,197,583
Janus Henderson Research Fund - Class N Shares£	101,158	9,092,614
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	12,681	189,952
Janus Henderson Triton Fund - Class N Shares£	1,649	44,985
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	174,931	2,297,111
		49,174,864
Exchange-Traded Funds (ETFs) – 34.6%
iShares Core International Aggregate Bond	451,252	22,567,112
iShares Russell 2000 Value	20,963	3,798,705
Janus Henderson Emerging Markets Debt Hard Currency£	198,606	10,660,177
Janus Henderson Small Cap Growth Alpha£	1,112	81,803
Vanguard FTSE Emerging Markets	173,139	9,307,953
Vanguard Value	16,322	3,117,339
		49,533,089
Fixed Income Funds – 29.4%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,265,722	17,831,206
Janus Henderson Flexible Bond Fund - Class N Shares£	2,473,233	23,273,051
Janus Henderson High-Yield Fund - Class N Shares£	95,563	715,787
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	56,375	162,924
		41,982,968
Money Markets – 1.6%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£	2,337,288	2,337,990
Total Investments (total cost $131,341,762) – 100.0%		143,028,911
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(30,044)
Net Assets – 100%		$142,998,867
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments (unaudited)
December 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 72.9%
Equity Funds - 34.4%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$5,332,565	$759,107	$(271,406)	$52,214	$(110,091)	$5,762,389	476,640	$86,547	$455,172
Janus Henderson Enterprise Fund - Class N Shares
	6,156,632	687,618	(304,671)	11,383	(187,144)	6,363,818	44,102	27,163	417,821
Janus Henderson European Focus Fund - Class N Shares
	6,353,800	352,495	(318,112)	14,327	522,275	6,924,785	114,156	95,903	-
Janus Henderson Growth and Income Fund - Class N Shares
	6,734,020	1,221,894	(342,080)	5,596	(317,803)	7,301,627	101,347	25,760	921,493
Janus Henderson Overseas Fund - Class N Shares
	10,167,315	570,816	(514,032)	46,411	927,073	11,197,583	196,054	156,764	-
Janus Henderson Research Fund - Class N Shares
	8,446,253	1,324,615	(432,531)	29,550	(275,273)	9,092,614	101,158	7,653	968,862
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	174,577	24,110	(9,020)	785	(500)	189,952	12,681	990	15,840
Janus Henderson Triton Fund - Class N Shares
	41,665	6,185	(2,003)	143	(1,005)	44,985	1,649	46	4,397
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	2,147,347	147,556	(108,243)	17,829	92,622	2,297,111	174,931	15,121	45,946
Total Equity Funds - 34.4%
	$45,554,174	$5,094,396	$(2,302,098)	$178,238	$650,154	$49,174,864	1,222,718	$415,947	$2,829,531
Exchange-Traded Funds (ETFs) - 7.5%
Janus Henderson Emerging Markets Debt Hard Currency
	10,382,132	413,816	(513,380)	969	376,640	10,660,177	198,606	397,914	-
Janus Henderson Small Cap Growth Alpha
	73,655	4,785	(3,259)	262	6,360	81,803	1,112	237	-
Total Exchange-Traded Funds (ETFs) - 7.5%
	$10,455,787	$418,601	$(516,639)	$1,231	$383,000	$10,741,980	199,718	$398,151	$-
Fixed Income Funds - 29.4%
Janus Henderson Developed World Bond Fund - Class N Shares
	17,471,791	1,015,818	(856,540)	30,507	169,630	17,831,206	2,265,722	327,422	-
Janus Henderson Flexible Bond Fund - Class N Shares
	22,785,933	1,455,214	(1,114,786)	(68,479)	215,169	23,273,051	2,473,233	557,949	-
Janus Henderson High-Yield Fund - Class N Shares
	689,721	50,677	(34,012)	772	8,629	715,787	95,563	23,360	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	160,065	10,097	(7,795)	51	506	162,924	56,375	3,823	-
Total Fixed Income Funds - 29.4%
	$41,107,510	$2,531,806	$(2,013,133)	$(37,149)	$393,934	$41,982,968	4,890,893	$912,554	$-
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	821,184	4,770,205	(3,253,537)	12	126	2,337,990	2,337,288	25,843	-
Total Affiliated Investments - 72.9%
	$97,938,655	$12,815,008	$(8,085,407)	$142,332	$1,427,214	$104,237,802	8,650,617	$1,752,495	$2,829,531
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$49,174,864	$-	$-
Exchange-Traded Funds (ETFs)	49,533,089	-	-
Fixed Income Funds	41,982,968	-	-
Money Markets	-	2,337,990	-
Total Assets	$140,690,921	$2,337,990	$-
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Conservative
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $36,025,186)	$38,791,109
Affiliated investments, at value (cost $95,316,576)	104,237,802
Cash	138
Trustees' deferred compensation	4,222
Receivables:
Dividends	162,292
Investments sold	93,780
Fund shares sold	85,057
Dividends from affiliates	5,240
Other assets	813
Total Assets	143,380,453
Liabilities:
Payables:
Investments purchased	162,291
Fund shares repurchased	137,735
Professional fees	29,764
Transfer agent fees and expenses	18,563
Trustees' deferred compensation fees	4,222
12b-1 Distribution and shareholder servicing fees	2,082
Advisory fees	1,644
Custodian fees	1,556
Trustees' fees and expenses	33
Accrued expenses and other payables	23,696
Total Liabilities	381,586
Commitments and contingent liabilities (Note 2)
Net Assets	$142,998,867
Net Assets Consist of:
Capital (par value and paid-in surplus)	$131,102,033
Total distributable earnings (loss)	11,896,834
Total Net Assets	$142,998,867
Net Assets - Class A Shares	$5,028,002
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	394,678
Net Asset Value Per Share(1)	$12.74
Maximum Offering Price Per Share(2)	$13.52
Net Assets - Class C Shares	$1,085,790
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	86,525
Net Asset Value Per Share(1)	$12.55
Net Assets - Class D Shares	$126,933,981
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,917,642
Net Asset Value Per Share	$12.80
Net Assets - Class I Shares	$1,714,900
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	133,932
Net Asset Value Per Share	$12.80
Net Assets - Class S Shares	$73,199
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,744
Net Asset Value Per Share	$12.74
Net Assets - Class T Shares	$8,162,995
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	638,767
Net Asset Value Per Share	$12.78

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Dividends from affiliates	$1,752,495
Dividends	996,650
Other income	336
Total Investment Income	2,749,481
Expenses:
Advisory fees	35,436
12b-1 Distribution and shareholder servicing fees:
Class A Shares	6,500
Class C Shares	6,160
Class S Shares	89
Transfer agent administrative fees and expenses:
Class D Shares	67,279
Class S Shares	89
Class T Shares	10,093
Transfer agent networking and omnibus fees:
Class A Shares	2,224
Class C Shares	486
Class I Shares	884
Other transfer agent fees and expenses:
Class A Shares	164
Class C Shares	38
Class D Shares	7,908
Class I Shares	40
Class S Shares	5
Class T Shares	76
Registration fees	50,180
Professional fees	22,673
Shareholder reports expense	8,226
Custodian fees	4,841
Trustees' fees and expenses	1,273
Other expenses	7,329
Total Expenses	231,993
Less: Excess Expense Reimbursement and Waivers	(32,716)
Net Expenses	199,277
Net Investment Income/(Loss)	2,550,204
Net Realized Gain/(Loss) on Investments:
Investments	86,200
Investments in affiliates	142,332
Capital gain distributions from underlying funds	2,829,531
Total Net Realized Gain/(Loss) on Investments	3,058,063
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	891,293
Investments in affiliates	1,427,214
Total Change in Unrealized Net Appreciation/Depreciation	2,318,507
Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,926,774
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Conservative
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$2,550,204	$2,906,838
Net realized gain/(loss) on investments	3,058,063	4,221,726
Change in unrealized net appreciation/depreciation	2,318,507	6,054,761
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,926,774	13,183,325
Dividends and Distributions to Shareholders:
Class A Shares	(104,268)	(106,933)
Class C Shares	(12,143)	(9,047)
Class D Shares	(2,906,638)	(2,758,063)
Class I Shares	(38,874)	(47,465)
Class S Shares	(1,422)	(1,130)
Class T Shares	(179,489)	(176,223)
Net Decrease from Dividends and Distributions to Shareholders	(3,242,834)	(3,098,861)
Capital Share Transactions:
Class A Shares	(274,447)	(925,528)
Class C Shares	(346,277)	(936,167)
Class D Shares	2,653,574	(5,786,993)
Class I Shares	50,371	(353,938)
Class S Shares	3,364	4,798
Class T Shares	57,888	(944,738)
Net Increase/(Decrease) from Capital Share Transactions	2,144,473	(8,942,566)
Net Increase/(Decrease) in Net Assets	6,828,413	1,141,898
Net Assets:
Beginning of period	136,170,454	135,028,556
End of period	$142,998,867	$136,170,454
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.30	$11.40	$10.77	$10.52	$13.99	$12.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.23	0.19	0.14	0.39	0.25
Net realized and unrealized gain/(loss)	0.50	0.91	0.61	0.33	(2.57)	2.07
Total from Investment Operations	0.71	1.14	0.80	0.47	(2.18)	2.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.24)	(0.17)	(0.04)	(0.41)	(0.26)
Distributions (from capital gains)	—	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.27)	(0.24)	(0.17)	(0.22)	(1.29)	(0.61)
Net Asset Value, End of Period	$12.74	$12.30	$11.40	$10.77	$10.52	$13.99
Total Return*	5.75%	10.09%	7.51%	4.54%	(17.15)%	19.10%
Net Assets, End of Period (in thousands)	$5,028	$5,120	$5,648	$6,511	$7,213	$8,650
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.52%	0.54%	0.51%	0.51%	0.47%	0.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.48%	0.48%	0.48%	0.48%	0.47%	0.47%
Ratio of Net Investment Income/(Loss)(2)	3.35%	1.97%	1.78%	1.36%	3.03%	1.84%
Portfolio Turnover Rate	7%	47%	111%	41%	43%	34%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.05	$11.08	$10.49	$10.28	$13.67	$12.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.16	0.11	0.08	0.29	0.18
Net realized and unrealized gain/(loss)	0.49	0.87	0.59	0.31	(2.50)	1.98
Total from Investment Operations	0.64	1.03	0.70	0.39	(2.21)	2.16
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.06)	(0.11)	—	(0.30)	(0.15)
Distributions (from capital gains)	—	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.14)	(0.06)	(0.11)	(0.18)	(1.18)	(0.50)
Net Asset Value, End of Period	$12.55	$12.05	$11.08	$10.49	$10.28	$13.67
Total Return*	5.32%	9.30%	6.66%	3.88%	(17.65)%	18.20%
Net Assets, End of Period (in thousands)	$1,086	$1,380	$2,171	$3,461	$6,096	$9,356
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.26%	1.27%	1.24%	1.18%	1.18%	1.15%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.23%	1.21%	1.21%	1.15%	1.18%	1.15%
Ratio of Net Investment Income/(Loss)(2)	2.42%	1.38%	1.08%	0.76%	2.31%	1.38%
Portfolio Turnover Rate	7%	47%	111%	41%	43%	34%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.37	$11.49	$10.84	$10.59	$14.06	$12.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.26	0.22	0.17	0.41	0.30
Net realized and unrealized gain/(loss)	0.50	0.90	0.62	0.32	(2.57)	2.05
Total from Investment Operations	0.73	1.16	0.84	0.49	(2.16)	2.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.28)	(0.19)	(0.06)	(0.43)	(0.28)
Distributions (from capital gains)	—	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.30)	(0.28)	(0.19)	(0.24)	(1.31)	(0.63)
Net Asset Value, End of Period	$12.80	$12.37	$11.49	$10.84	$10.59	$14.06
Total Return*	5.89%	10.24%	7.77%	4.78%	(16.91)%	19.27%
Net Assets, End of Period (in thousands)	$126,934	$120,154	$117,136	$125,119	$129,498	$174,449
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.31%	0.34%	0.32%	0.31%	0.27%	0.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.26%	0.26%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income/(Loss)(2)	3.64%	2.17%	1.98%	1.57%	3.22%	2.20%
Portfolio Turnover Rate	7%	47%	111%	41%	43%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.37	$11.49	$10.84	$10.59	$14.07	$12.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.27	0.21	0.17	0.42	0.29
Net realized and unrealized gain/(loss)	0.49	0.89	0.62	0.33	(2.58)	2.07
Total from Investment Operations	0.73	1.16	0.83	0.50	(2.16)	2.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.28)	(0.18)	(0.07)	(0.44)	(0.28)
Distributions (from capital gains)	—	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.30)	(0.28)	(0.18)	(0.25)	(1.32)	(0.63)
Net Asset Value, End of Period	$12.80	$12.37	$11.49	$10.84	$10.59	$14.07
Total Return*	5.87%	10.28%	7.73%	4.80%	(16.92)%	19.39%
Net Assets, End of Period (in thousands)	$1,715	$1,611	$1,848	$1,842	$2,645	$3,830
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.29%	0.32%	0.29%	0.28%	0.24%	0.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.25%	0.26%	0.25%	0.25%	0.24%	0.22%
Ratio of Net Investment Income/(Loss)(2)	3.71%	2.28%	1.93%	1.56%	3.27%	2.16%
Portfolio Turnover Rate	7%	47%	111%	41%	43%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.30	$11.40	$10.79	$10.52	$13.97	$12.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.20	0.18	0.13	0.36	0.25
Net realized and unrealized gain/(loss)	0.48	0.92	0.60	0.32	(2.55)	2.02
Total from Investment Operations	0.69	1.12	0.78	0.45	(2.19)	2.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.22)	(0.17)	—	(0.38)	(0.20)
Distributions (from capital gains)	—	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.25)	(0.22)	(0.17)	(0.18)	(1.26)	(0.55)
Net Asset Value, End of Period	$12.74	$12.30	$11.40	$10.79	$10.52	$13.97
Total Return*	5.63%	9.90%	7.24%	4.36%	(17.19)%	18.70%
Net Assets, End of Period (in thousands)	$73	$67	$58	$55	$96	$108
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.69%	0.71%	0.68%	0.69%	0.65%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.66%	0.66%	0.65%	0.66%	0.65%	0.65%
Ratio of Net Investment Income/(Loss)(2)	3.26%	1.72%	1.61%	1.19%	2.83%	1.88%
Portfolio Turnover Rate	7%	47%	111%	41%	43%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.35	$11.46	$10.82	$10.56	$14.03	$12.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.25	0.21	0.16	0.41	0.29
Net realized and unrealized gain/(loss)	0.49	0.90	0.61	0.33	(2.58)	2.04
Total from Investment Operations	0.72	1.15	0.82	0.49	(2.17)	2.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.26)	(0.18)	(0.05)	(0.42)	(0.27)
Distributions (from capital gains)	—	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.29)	(0.26)	(0.18)	(0.23)	(1.30)	(0.62)
Net Asset Value, End of Period	$12.78	$12.35	$11.46	$10.82	$10.56	$14.03
Total Return*	5.81%	10.19%	7.65%	4.76%	(17.02)%	19.12%
Net Assets, End of Period (in thousands)	$8,163	$7,838	$8,168	$10,666	$12,373	$16,283
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.43%	0.45%	0.42%	0.42%	0.39%	0.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.34%	0.34%	0.34%	0.35%	0.36%	0.35%
Ratio of Net Investment Income/(Loss)(2)	3.55%	2.09%	1.96%	1.51%	3.22%	2.14%
Portfolio Turnover Rate	7%	47%	111%	41%	43%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Conservative (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on
14 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
16 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $745.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
3. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(900,869)	$(2,543,705)	$(3,444,574)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$132,413,563	$11,274,218	$(658,870)	$10,615,348
18 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements (unaudited)
4. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	25,064	$318,608	28,621	$335,953
Reinvested dividends and distributions	7,003	89,493	7,970	92,296
Shares repurchased	(53,645)	(682,548)	(115,561)	(1,353,777)
Net Increase/(Decrease)	(21,578)	$(274,447)	(78,970)	$(925,528)
Class C Shares:
Shares sold	682	$8,600	1,013	$11,694
Reinvested dividends and distributions	939	11,817	783	8,916
Shares repurchased	(29,630)	(366,694)	(83,174)	(956,777)
Net Increase/(Decrease)	(28,009)	$(346,277)	(81,378)	$(936,167)
Class D Shares:
Shares sold	636,514	$8,164,387	1,102,126	$13,054,610
Reinvested dividends and distributions	223,545	2,870,323	234,101	2,722,594
Shares repurchased	(654,571)	(8,381,136)	(1,821,727)	(21,564,197)
Net Increase/(Decrease)	205,488	$2,653,574	(485,500)	$(5,786,993)
Class I Shares:
Shares sold	22,783	$290,643	52,352	$623,685
Reinvested dividends and distributions	2,999	38,535	4,053	47,142
Shares repurchased	(22,028)	(278,807)	(86,989)	(1,024,765)
Net Increase/(Decrease)	3,754	$50,371	(30,584)	$(353,938)
Class S Shares:
Shares sold	155	$1,964	315	$3,714
Reinvested dividends and distributions	111	1,422	97	1,130
Shares repurchased	(2)	(22)	(4)	(46)
Net Increase/(Decrease)	264	$3,364	408	$4,798
Class T Shares:
Shares sold	109,696	$1,398,018	290,718	$3,447,800
Reinvested dividends and distributions	13,525	173,387	14,938	173,428
Shares repurchased	(119,188)	(1,513,517)	(383,840)	(4,565,966)
Net Increase/(Decrease)	4,033	$57,888	(78,184)	$(944,738)
5. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$14,341,331	$9,997,340	$-	$-
6. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
20 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Janus Investment Fund | 21

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
22 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
24 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
26 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
28 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
30 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Conservative
Notes
32 | December 31, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93020 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Global Allocation Fund – Growth
Janus Investment Fund

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Investment Companies – 99.9%
Equity Funds – 63.1%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	1,566,564	$18,939,756
Janus Henderson Enterprise Fund - Class N Shares£	145,011	20,925,062
Janus Henderson European Focus Fund - Class N Shares£	375,365	22,769,654
Janus Henderson Growth and Income Fund - Class N Shares£	333,119	24,001,212
Janus Henderson Overseas Fund - Class N Shares£	644,007	36,779,259
Janus Henderson Research Fund - Class N Shares£	331,927	29,837,562
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	43,087	645,445
Janus Henderson Triton Fund - Class N Shares£	5,583	152,317
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	573,127	7,525,154
		161,575,421
Exchange-Traded Funds (ETFs) – 27.2%
iShares Core International Aggregate Bond	221,078	11,056,111
iShares Russell 2000 Value	68,708	12,450,576
Janus Henderson Emerging Markets Debt Hard Currency£	97,168	5,215,492
Janus Henderson Small Cap Growth Alpha£	4,013	295,213
Vanguard FTSE Emerging Markets	566,975	30,480,576
Vanguard Value	53,406	10,200,012
		69,697,980
Fixed Income Funds – 8.1%
Janus Henderson Developed World Bond Fund - Class N Shares£	1,114,572	8,771,683
Janus Henderson Flexible Bond Fund - Class N Shares£	1,215,888	11,441,505
Janus Henderson High-Yield Fund - Class N Shares£	47,751	357,655
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	31,903	92,201
		20,663,044
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£	3,936,330	3,937,511
Total Investments (total cost $220,303,906) – 99.9%		255,873,956
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		145,792
Net Assets – 100%		$256,019,748
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments (unaudited)
December 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 74.8%
Equity Funds - 63.1%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$17,774,714	$2,299,440	$(977,970)	$118,525	$(274,953)	$18,939,756	1,566,564	$282,803	$1,487,331
Janus Henderson Enterprise Fund - Class N Shares
	20,534,558	2,049,482	(1,091,876)	47,467	(614,569)	20,925,062	145,011	88,912	1,367,638
Janus Henderson European Focus Fund - Class N Shares
	21,194,154	931,163	(1,147,437)	69,807	1,721,967	22,769,654	375,365	313,942	-
Janus Henderson Growth and Income Fund - Class N Shares
	22,454,060	3,763,531	(1,236,386)	28,988	(1,008,981)	24,001,212	333,119	85,100	3,011,819
Janus Henderson Overseas Fund - Class N Shares
	33,877,990	1,513,667	(1,857,112)	186,783	3,057,931	36,779,259	644,007	512,675	-
Janus Henderson Research Fund - Class N Shares
	28,114,916	4,032,690	(1,563,777)	155,510	(901,777)	29,837,562	331,927	25,002	3,165,109
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	601,807	75,045	(33,547)	2,548	(408)	645,445	43,087	3,344	53,509
Janus Henderson Triton Fund - Class N Shares
	143,484	19,242	(7,724)	695	(3,380)	152,317	5,583	155	14,820
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	7,137,044	409,689	(387,733)	52,997	313,157	7,525,154	573,127	49,950	149,676
Total Equity Funds - 63.1%
	$151,832,727	$15,093,949	$(8,303,562)	$663,320	$2,288,987	$161,575,421	4,017,790	$1,361,883	$9,249,902
Exchange-Traded Funds (ETFs) - 2.1%
Janus Henderson Emerging Markets Debt Hard Currency
	5,167,986	136,079	(278,499)	4,458	185,468	5,215,492	97,168	197,152	-
Janus Henderson Small Cap Growth Alpha
	276,612	8,730	(15,285)	1,870	23,286	295,213	4,013	863	-
Total Exchange-Traded Funds (ETFs) - 2.1%
	$5,444,598	$144,809	$(293,784)	$6,328	$208,754	$5,510,705	101,181	$198,015	$-
Fixed Income Funds - 8.1%
Janus Henderson Developed World Bond Fund - Class N Shares
	8,718,117	412,828	(461,354)	22,281	79,811	8,771,683	1,114,572	162,672	-
Janus Henderson Flexible Bond Fund - Class N Shares
	11,364,130	602,727	(600,526)	(40,610)	115,784	11,441,505	1,215,888	277,763	-
Janus Henderson High-Yield Fund - Class N Shares
	349,566	21,939	(18,591)	318	4,423	357,655	47,751	11,818	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	91,873	4,821	(4,817)	36	288	92,201	31,903	2,191	-
Total Fixed Income Funds - 8.1%
	$20,523,686	$1,042,315	$(1,085,288)	$(17,975)	$200,306	$20,663,044	2,410,114	$454,444	$-
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	2,297,816	6,256,172	(4,616,756)	9	270	3,937,511	3,936,330	56,154	-
Total Affiliated Investments - 74.8%
	$180,098,827	$22,537,245	$(14,299,390)	$651,682	$2,698,317	$191,686,681	10,465,415	$2,070,496	$9,249,902
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$161,575,421	$-	$-
Exchange-Traded Funds (ETFs)	69,697,980	-	-
Fixed Income Funds	20,663,044	-	-
Money Markets	-	3,937,511	-
Total Assets	$251,936,445	$3,937,511	$-
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Growth
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $55,044,235)	$64,187,275
Affiliated investments, at value (cost $165,259,671)	191,686,681
Cash	497
Trustees' deferred compensation	7,535
Receivables:
Fund shares sold	1,030,658
Dividends	79,835
Investments sold	12,216
Dividends from affiliates	10,253
Other assets	1,476
Total Assets	257,016,426
Liabilities:
Payables:
Investments purchased	592,133
Fund shares repurchased	285,513
Transfer agent fees and expenses	33,806
Professional fees	32,082
Advisory fees	11,147
Trustees' deferred compensation fees	7,535
12b-1 Distribution and shareholder servicing fees	2,726
Custodian fees	1,665
Trustees' fees and expenses	67
Accrued expenses and other payables	30,004
Total Liabilities	996,678
Commitments and contingent liabilities (Note 2)
Net Assets	$256,019,748
Net Assets Consist of:
Capital (par value and paid-in surplus)	$212,416,357
Total distributable earnings (loss)	43,603,391
Total Net Assets	$256,019,748
Net Assets - Class A Shares	$7,577,440
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	532,581
Net Asset Value Per Share(1)	$14.23
Maximum Offering Price Per Share(2)	$15.10
Net Assets - Class C Shares	$1,065,252
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	76,405
Net Asset Value Per Share(1)	$13.94
Net Assets - Class D Shares	$218,471,842
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,161,911
Net Asset Value Per Share	$14.41
Net Assets - Class I Shares	$15,263,593
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,060,429
Net Asset Value Per Share	$14.39
Net Assets - Class S Shares	$525,645
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,885
Net Asset Value Per Share	$14.25
Net Assets - Class T Shares	$13,115,976
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	911,604
Net Asset Value Per Share	$14.39

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Dividends from affiliates	$2,070,496
Dividends	1,322,616
Other income	601
Total Investment Income	3,393,713
Expenses:
Advisory fees	63,544
12b-1 Distribution and shareholder servicing fees:
Class A Shares	9,242
Class C Shares	5,626
Class S Shares	1,484
Transfer agent administrative fees and expenses:
Class D Shares	116,374
Class S Shares	1,484
Class T Shares	15,949
Transfer agent networking and omnibus fees:
Class A Shares	2,265
Class C Shares	494
Class I Shares	6,871
Other transfer agent fees and expenses:
Class A Shares	219
Class C Shares	34
Class D Shares	16,218
Class I Shares	238
Class S Shares	23
Class T Shares	105
Registration fees	48,310
Professional fees	22,902
Shareholder reports expense	15,207
Custodian fees	5,293
Trustees' fees and expenses	2,349
Other expenses	7,696
Total Expenses	341,927
Less: Excess Expense Reimbursement and Waivers	(1,929)
Net Expenses	339,998
Net Investment Income/(Loss)	3,053,715
Net Realized Gain/(Loss) on Investments:
Investments	337,219
Investments in affiliates	651,682
Capital gain distributions from underlying funds	9,249,902
Total Net Realized Gain/(Loss) on Investments	10,238,803
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	4,373,097
Investments in affiliates	2,698,317
Total Change in Unrealized Net Appreciation/Depreciation	7,071,414
Net Increase/(Decrease) in Net Assets Resulting from Operations	$20,363,932
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Growth
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$3,053,715	$3,867,008
Net realized gain/(loss) on investments	10,238,803	13,091,888
Change in unrealized net appreciation/depreciation	7,071,414	12,460,297
Net Increase/(Decrease) in Net Assets Resulting from Operations	20,363,932	29,419,193
Dividends and Distributions to Shareholders:
Class A Shares	(472,007)	(537,851)
Class C Shares	(57,594)	(141,674)
Class D Shares	(13,633,471)	(16,655,564)
Class I Shares	(965,490)	(1,041,159)
Class S Shares	(27,159)	(99,600)
Class T Shares	(820,959)	(1,022,144)
Net Decrease from Dividends and Distributions to Shareholders	(15,976,680)	(19,497,992)
Capital Share Transactions:
Class A Shares	560,907	(11,458)
Class C Shares	(255,840)	(574,964)
Class D Shares	8,361,476	707,572
Class I Shares	1,984,878	(889,197)
Class S Shares	(910,472)	(269,807)
Class T Shares	569,774	(460,414)
Net Increase/(Decrease) from Capital Share Transactions	10,310,723	(1,498,268)
Net Increase/(Decrease) in Net Assets	14,697,975	8,422,933
Net Assets:
Beginning of period	241,321,773	232,898,840
End of period	$256,019,748	$241,321,773
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.99	$13.49	$12.15	$11.54	$16.53	$12.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.20	0.19	0.13	0.48	0.18
Net realized and unrealized gain/(loss)	1.01	1.47	1.31	0.99	(3.08)	4.12
Total from Investment Operations	1.18	1.67	1.50	1.12	(2.60)	4.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.26)	(0.16)	(0.10)	(0.50)	(0.18)
Distributions (from capital gains)	(0.76)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(0.94)	(1.17)	(0.16)	(0.51)	(2.39)	(0.70)
Net Asset Value, End of Period	$14.23	$13.99	$13.49	$12.15	$11.54	$16.53
Total Return*	8.39%	13.12%	12.46%	10.03%	(18.53)%	33.72%
Net Assets, End of Period (in thousands)	$7,577	$6,906	$6,633	$6,073	$5,148	$6,003
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.44%	0.47%	0.46%	0.48%	0.45%	0.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.44%	0.47%	0.46%	0.48%	0.45%	0.46%
Ratio of Net Investment Income/(Loss)(2)	2.29%	1.47%	1.54%	1.11%	3.28%	1.17%
Portfolio Turnover Rate	7%	31%	100%	35%	32%	50%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.63	$13.16	$11.86	$11.25	$16.16	$12.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.11	0.10	0.05	0.37	0.09
Net realized and unrealized gain/(loss)	1.00	1.42	1.27	0.97	(3.01)	4.00
Total from Investment Operations	1.10	1.53	1.37	1.02	(2.64)	4.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.15)	(0.07)	—	(0.38)	(0.06)
Distributions (from capital gains)	(0.76)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(0.79)	(1.06)	(0.07)	(0.41)	(2.27)	(0.58)
Net Asset Value, End of Period	$13.94	$13.63	$13.16	$11.86	$11.25	$16.16
Total Return*	8.00%	12.30%	11.58%	9.31%	(19.11)%	32.77%
Net Assets, End of Period (in thousands)	$1,065	$1,285	$1,820	$2,373	$3,031	$4,096
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.14%	1.20%	1.19%	1.14%	1.16%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.14%	1.20%	1.19%	1.14%	1.16%	1.14%
Ratio of Net Investment Income/(Loss)(2)	1.34%	0.85%	0.83%	0.40%	2.60%	0.64%
Portfolio Turnover Rate	7%	31%	100%	35%	32%	50%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.17	$13.64	$12.29	$11.66	$16.68	$13.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.23	0.22	0.16	0.51	0.22
Net realized and unrealized gain/(loss)	1.02	1.49	1.32	1.00	(3.12)	4.15
Total from Investment Operations	1.20	1.72	1.54	1.16	(2.61)	4.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.28)	(0.19)	(0.12)	(0.52)	(0.21)
Distributions (from capital gains)	(0.76)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(0.96)	(1.19)	(0.19)	(0.53)	(2.41)	(0.73)
Net Asset Value, End of Period	$14.41	$14.17	$13.64	$12.29	$11.66	$16.68
Total Return*	8.46%	13.42%	12.60%	10.31%	(18.41)%	34.01%
Net Assets, End of Period (in thousands)	$218,472	$206,345	$197,177	$190,497	$181,527	$233,735
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.26%	0.29%	0.28%	0.29%	0.26%	0.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.26%	0.27%	0.27%	0.28%	0.26%	0.27%
Ratio of Net Investment Income/(Loss)(2)	2.43%	1.68%	1.73%	1.31%	3.45%	1.45%
Portfolio Turnover Rate	7%	31%	100%	35%	32%	50%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.15	$13.63	$12.28	$11.65	$16.68	$13.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.23	0.22	0.16	0.54	0.23
Net realized and unrealized gain/(loss)	1.02	1.49	1.32	1.01	(3.14)	4.14
Total from Investment Operations	1.21	1.72	1.54	1.17	(2.60)	4.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.29)	(0.19)	(0.13)	(0.54)	(0.21)
Distributions (from capital gains)	(0.76)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(0.97)	(1.20)	(0.19)	(0.54)	(2.43)	(0.73)
Net Asset Value, End of Period	$14.39	$14.15	$13.63	$12.28	$11.65	$16.68
Total Return*	8.51%	13.38%	12.63%	10.40%	(18.42)%	34.07%
Net Assets, End of Period (in thousands)	$15,264	$13,092	$13,397	$13,700	$11,359	$14,799
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.22%	0.24%	0.23%	0.23%	0.21%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.22%	0.24%	0.23%	0.23%	0.21%	0.21%
Ratio of Net Investment Income/(Loss)(2)	2.54%	1.67%	1.74%	1.37%	3.65%	1.49%
Portfolio Turnover Rate	7%	31%	100%	35%	32%	50%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.88	$13.38	$12.06	$11.45	$16.43	$12.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.16	0.16	0.12	0.48	0.16
Net realized and unrealized gain/(loss)	1.08	1.47	1.30	0.99	(3.09)	4.08
Total from Investment Operations	1.16	1.63	1.46	1.11	(2.61)	4.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.22)	(0.14)	(0.09)	(0.48)	(0.14)
Distributions (from capital gains)	(0.76)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(0.79)	(1.13)	(0.14)	(0.50)	(2.37)	(0.66)
Net Asset Value, End of Period	$14.25	$13.88	$13.38	$12.06	$11.45	$16.43
Total Return*	8.35%	12.94%	12.17%	9.97%	(18.71)%	33.45%
Net Assets, End of Period (in thousands)	$526	$1,356	$1,557	$1,031	$1,134	$1,408
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.62%	0.64%	0.63%	0.64%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.62%	0.64%	0.63%	0.64%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)(2)	1.03%	1.21%	1.27%	1.06%	3.31%	1.05%
Portfolio Turnover Rate	7%	31%	100%	35%	32%	50%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.14	$13.62	$12.27	$11.64	$16.65	$13.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.21	0.21	0.15	0.49	0.21
Net realized and unrealized gain/(loss)	1.02	1.49	1.31	1.00	(3.10)	4.14
Total from Investment Operations	1.20	1.70	1.52	1.15	(2.61)	4.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.27)	(0.17)	(0.11)	(0.51)	(0.20)
Distributions (from capital gains)	(0.76)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(0.95)	(1.18)	(0.17)	(0.52)	(2.40)	(0.72)
Net Asset Value, End of Period	$14.39	$14.14	$13.62	$12.27	$11.64	$16.65
Total Return*	8.46%	13.27%	12.52%	10.22%	(18.45)%	33.88%
Net Assets, End of Period (in thousands)	$13,116	$12,338	$12,316	$12,635	$13,387	$16,385
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.37%	0.39%	0.38%	0.39%	0.36%	0.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.34%	0.36%	0.34%	0.35%	0.34%	0.34%
Ratio of Net Investment Income/(Loss)(2)	2.38%	1.56%	1.65%	1.24%	3.34%	1.37%
Portfolio Turnover Rate	7%	31%	100%	35%	32%	50%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Growth (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on
14 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
16 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $249.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
3. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$222,088,557	$34,013,459	$(228,060)	$33,785,399
18 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements (unaudited)
4. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	33,855	$495,715	81,674	$1,087,341
Reinvested dividends and distributions	32,371	462,908	41,055	526,735
Shares repurchased	(27,289)	(397,716)	(120,851)	(1,625,534)
Net Increase/(Decrease)	38,937	$560,907	1,878	$(11,458)
Class C Shares:
Shares sold	7,800	$109,688	7,016	$94,774
Reinvested dividends and distributions	4,111	57,594	11,289	141,674
Shares repurchased	(29,779)	(423,122)	(62,272)	(811,412)
Net Increase/(Decrease)	(17,868)	$(255,840)	(43,967)	$(574,964)
Class D Shares:
Shares sold	761,608	$11,210,946	732,785	$9,942,186
Reinvested dividends and distributions	931,369	13,486,228	1,263,191	16,396,214
Shares repurchased	(1,097,168)	(16,335,698)	(1,881,931)	(25,630,828)
Net Increase/(Decrease)	595,809	$8,361,476	114,045	$707,572
Class I Shares:
Shares sold	153,819	$2,281,217	206,690	$2,808,744
Reinvested dividends and distributions	66,770	965,490	80,274	1,041,159
Shares repurchased	(85,081)	(1,261,829)	(344,741)	(4,739,100)
Net Increase/(Decrease)	135,508	$1,984,878	(57,777)	$(889,197)
Class S Shares:
Shares sold	2,067	$29,983	3,676	$49,044
Reinvested dividends and distributions	1,897	27,159	7,818	99,600
Shares repurchased	(64,761)	(967,614)	(30,126)	(418,451)
Net Increase/(Decrease)	(60,797)	$(910,472)	(18,632)	$(269,807)
Class T Shares:
Shares sold	169,504	$2,533,075	348,743	$4,779,726
Reinvested dividends and distributions	56,297	814,055	78,095	1,012,112
Shares repurchased	(186,734)	(2,777,356)	(458,446)	(6,252,252)
Net Increase/(Decrease)	39,067	$569,774	(31,608)	$(460,414)
5. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$24,177,809	$17,743,034	$-	$-
6. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
20 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
22 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
24 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
26 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
28 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
30 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Notes
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Growth
Notes
32 | December 31, 2025

Janus Henderson Global Allocation Fund – Growth
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93021 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Global Allocation Fund – Moderate
Janus Investment Fund

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 49.1%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	988,663	$11,952,940
Janus Henderson Enterprise Fund - Class N Shares£	91,515	13,205,570
Janus Henderson European Focus Fund - Class N Shares£	237,246	14,391,365
Janus Henderson Growth and Income Fund - Class N Shares£	210,252	15,148,640
Janus Henderson Overseas Fund - Class N Shares£	406,675	23,225,226
Janus Henderson Research Fund - Class N Shares£	209,909	18,868,755
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	27,603	413,486
Janus Henderson Triton Fund - Class N Shares£	3,878	105,781
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	361,597	4,747,762
		102,059,525
Exchange-Traded Funds (ETFs) – 30.8%
iShares Core International Aggregate Bond	411,516	20,579,915
iShares Russell 2000 Value	43,439	7,871,581
Janus Henderson Emerging Markets Debt Hard Currency£	180,792	9,704,011
Janus Henderson Small Cap Growth Alpha£	2,454	180,526
Vanguard FTSE Emerging Markets	359,255	19,313,549
Vanguard Value	33,834	6,461,956
		64,111,538
Fixed Income Funds – 18.4%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,067,400	16,270,434
Janus Henderson Flexible Bond Fund - Class N Shares£	2,257,339	21,241,563
Janus Henderson High-Yield Fund - Class N Shares£	87,495	655,334
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	53,167	153,652
		38,320,983
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£	3,436,777	3,437,808
Total Investments (total cost $185,077,287) – 100.0%		207,929,854
Cash, Receivables and Other Assets, net of Liabilities – 0%		58,964
Net Assets – 100%		$207,988,818
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments (unaudited)
December 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 73.9%
Equity Funds - 49.1%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$11,053,179	$1,418,499	$(409,697)	$58,093	$(167,134)	$11,952,940	988,663	$177,862	$935,424
Janus Henderson Enterprise Fund - Class N Shares
	12,768,121	1,257,193	(460,234)	19,042	(378,552)	13,205,570	91,515	55,901	859,872
Janus Henderson European Focus Fund - Class N Shares
	13,197,583	555,757	(482,092)	16,138	1,103,979	14,391,365	237,246	197,682	-
Janus Henderson Growth and Income Fund - Class N Shares
	13,963,257	2,332,670	(518,070)	8,659	(637,876)	15,148,640	210,252	53,279	1,894,352
Janus Henderson Overseas Fund - Class N Shares
	21,078,596	902,210	(777,673)	71,188	1,950,905	23,225,226	406,675	322,532	-
Janus Henderson Research Fund - Class N Shares
	17,517,819	2,496,159	(656,188)	56,650	(545,685)	18,868,755	209,909	15,752	1,994,069
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	379,837	46,991	(14,252)	1,006	(96)	413,486	27,603	2,135	34,160
Janus Henderson Triton Fund - Class N Shares
	98,132	13,113	(3,524)	278	(2,218)	105,781	3,878	108	10,255
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	4,436,664	246,361	(162,752)	22,778	204,711	4,747,762	361,597	31,217	94,107
Total Equity Funds - 49.1%
	$94,493,188	$9,268,953	$(3,484,482)	$253,832	$1,528,034	$102,059,525	2,537,338	$856,468	$5,822,239
Exchange-Traded Funds (ETFs) - 4.7%
Janus Henderson Emerging Markets Debt Hard Currency
	9,453,182	251,416	(347,447)	395	346,465	9,704,011	180,792	362,171	-
Janus Henderson Small Cap Growth Alpha
	165,657	5,874	(6,032)	686	14,341	180,526	2,454	524	-
Total Exchange-Traded Funds (ETFs) - 4.7%
	$9,618,839	$257,290	$(353,479)	$1,081	$360,806	$9,884,537	183,246	$362,695	$-
Fixed Income Funds - 18.4%
Janus Henderson Developed World Bond Fund - Class N Shares
	15,932,621	722,682	(569,738)	18,085	166,784	16,270,434	2,067,400	298,767	-
Janus Henderson Flexible Bond Fund - Class N Shares
	20,788,073	1,060,898	(742,034)	(31,262)	165,888	21,241,563	2,257,339	509,242	-
Janus Henderson High-Yield Fund - Class N Shares
	631,141	38,292	(22,690)	378	8,213	655,334	87,495	21,388	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	150,872	7,601	(5,354)	39	494	153,652	53,167	3,605	-
Total Fixed Income Funds - 18.4%
	$37,502,707	$1,829,473	$(1,339,816)	$(12,760)	$341,379	$38,320,983	4,465,401	$833,002	$-
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	1,832,535	4,395,251	(2,790,215)	7	230	3,437,808	3,436,777	45,954	-
Total Affiliated Investments - 73.9%
	$143,447,269	$15,750,967	$(7,967,992)	$242,160	$2,230,449	$153,702,853	10,622,762	$2,098,119	$5,822,239
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$102,059,525	$-	$-
Exchange-Traded Funds (ETFs)	64,111,538	-	-
Fixed Income Funds	38,320,983	-	-
Money Markets	-	3,437,808	-
Total Assets	$204,492,046	$3,437,808	$-
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Moderate
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $48,643,913)	$54,227,001
Affiliated investments, at value (cost $136,433,374)	153,702,853
Cash	303
Trustees' deferred compensation	6,136
Receivables:
Fund shares sold	224,483
Dividends	147,589
Investments sold	93,473
Dividends from affiliates	8,675
Other assets	1,185
Total Assets	208,411,698
Liabilities:
Payables:
Investments purchased	198,547
Fund shares repurchased	123,291
Professional fees	32,063
Transfer agent fees and expenses	26,846
Trustees' deferred compensation fees	6,136
Advisory fees	5,424
12b-1 Distribution and shareholder servicing fees	2,709
Custodian fees	1,628
Trustees' fees and expenses	44
Accrued expenses and other payables	26,192
Total Liabilities	422,880
Commitments and contingent liabilities (Note 2)
Net Assets	$207,988,818
Net Assets Consist of:
Capital (par value and paid-in surplus)	$180,171,522
Total distributable earnings (loss)	27,817,296
Total Net Assets	$207,988,818
Net Assets - Class A Shares	$10,049,067
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	755,775
Net Asset Value Per Share(1)	$13.30
Maximum Offering Price Per Share(2)	$14.11
Net Assets - Class C Shares	$770,316
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	58,880
Net Asset Value Per Share(1)	$13.08
Net Assets - Class D Shares	$180,448,067
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,461,013
Net Asset Value Per Share	$13.41
Net Assets - Class I Shares	$3,866,195
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	288,753
Net Asset Value Per Share	$13.39
Net Assets - Class S Shares	$156,868
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,722
Net Asset Value Per Share	$13.38
Net Assets - Class T Shares	$12,698,305
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	950,390
Net Asset Value Per Share	$13.36

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Dividends from affiliates	$2,098,119
Dividends	1,251,386
Other income	485
Total Investment Income	3,349,990
Expenses:
Advisory fees	51,249
12b-1 Distribution and shareholder servicing fees:
Class A Shares	12,511
Class C Shares	2,310
Class S Shares	208
Transfer agent administrative fees and expenses:
Class D Shares	95,653
Class S Shares	208
Class T Shares	15,404
Transfer agent networking and omnibus fees:
Class A Shares	2,392
Class C Shares	188
Class I Shares	1,655
Other transfer agent fees and expenses:
Class A Shares	295
Class C Shares	17
Class D Shares	12,360
Class I Shares	71
Class S Shares	10
Class T Shares	95
Registration fees	48,430
Professional fees	22,800
Shareholder reports expense	12,205
Custodian fees	5,095
Trustees' fees and expenses	1,858
Other expenses	7,523
Total Expenses	292,537
Less: Excess Expense Reimbursement and Waivers	(28,868)
Net Expenses	263,669
Net Investment Income/(Loss)	3,086,321
Net Realized Gain/(Loss) on Investments:
Investments	112,811
Investments in affiliates	242,160
Capital gain distributions from underlying funds	5,822,239
Total Net Realized Gain/(Loss) on Investments	6,177,210
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	2,509,731
Investments in affiliates	2,230,449
Total Change in Unrealized Net Appreciation/Depreciation	4,740,180
Net Increase/(Decrease) in Net Assets Resulting from Operations	$14,003,711
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Moderate
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$3,086,321	$3,632,479
Net realized gain/(loss) on investments	6,177,210	8,288,022
Change in unrealized net appreciation/depreciation	4,740,180	9,379,393
Net Increase/(Decrease) in Net Assets Resulting from Operations	14,003,711	21,299,894
Dividends and Distributions to Shareholders:
Class A Shares	(549,214)	(366,950)
Class C Shares	(36,291)	(16,254)
Class D Shares	(10,066,432)	(6,689,659)
Class I Shares	(217,487)	(136,967)
Class S Shares	(8,176)	(3,236)
Class T Shares	(701,942)	(468,605)
Net Decrease from Dividends and Distributions to Shareholders	(11,579,542)	(7,681,671)
Capital Share Transactions:
Class A Shares	620,126	(603,649)
Class C Shares	304,166	(191,473)
Class D Shares	7,633,875	(5,661,548)
Class I Shares	491,256	(333,698)
Class S Shares	(20,059)	(392,280)
Class T Shares	1,014,330	(771,105)
Net Increase/(Decrease) from Capital Share Transactions	10,043,694	(7,953,753)
Net Increase/(Decrease) in Net Assets	12,467,863	5,664,470
Net Assets:
Beginning of period	195,520,955	189,856,485
End of period	$207,988,818	$195,520,955
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.13	$12.24	$11.28	$10.79	$14.88	$12.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.22	0.24	0.14	0.43	0.22
Net realized and unrealized gain/(loss)	0.74	1.17	0.88	0.64	(2.77)	2.98
Total from Investment Operations	0.94	1.39	1.12	0.78	(2.34)	3.20
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.36)	(0.16)	(0.06)	(0.44)	(0.22)
Distributions (from capital gains)	(0.54)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.77)	(0.50)	(0.16)	(0.29)	(1.75)	(0.61)
Net Asset Value, End of Period	$13.30	$13.13	$12.24	$11.28	$10.79	$14.88
Total Return*	7.11%	11.69%	9.98%	7.37%	(17.84)%	26.39%
Net Assets, End of Period (in thousands)	$10,049	$9,301	$9,237	$9,441	$11,371	$14,023
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.44%	0.46%	0.45%	0.46%	0.43%	0.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.43%	0.43%	0.43%	0.44%	0.43%	0.43%
Ratio of Net Investment Income/(Loss)(2)	2.86%	1.74%	2.11%	1.24%	3.21%	1.56%
Portfolio Turnover Rate	5%	37%	104%	36%	43%	41%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.92	$12.04	$11.10	$10.64	$14.66	$12.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.13	0.16	0.06	0.32	0.16
Net realized and unrealized gain/(loss)	0.73	1.14	0.85	0.63	(2.72)	2.88
Total from Investment Operations	0.87	1.27	1.01	0.69	(2.40)	3.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.25)	(0.07)	—	(0.31)	(0.10)
Distributions (from capital gains)	(0.54)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.71)	(0.39)	(0.07)	(0.23)	(1.62)	(0.49)
Net Asset Value, End of Period	$13.08	$12.92	$12.04	$11.10	$10.64	$14.66
Total Return*	6.71%	10.77%	9.15%	6.61%	(18.40)%	25.39%
Net Assets, End of Period (in thousands)	$770	$474	$629	$789	$1,387	$2,854
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.20%	1.23%	1.16%	1.17%	1.19%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.18%	1.20%	1.14%	1.15%	1.19%	1.11%
Ratio of Net Investment Income/(Loss)(2)	2.14%	1.06%	1.46%	0.56%	2.42%	1.17%
Portfolio Turnover Rate	5%	37%	104%	36%	43%	41%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.24	$12.34	$11.37	$10.88	$14.99	$12.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.24	0.27	0.16	0.45	0.26
Net realized and unrealized gain/(loss)	0.75	1.19	0.88	0.65	(2.79)	2.98
Total from Investment Operations	0.96	1.43	1.15	0.81	(2.34)	3.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.39)	(0.18)	(0.09)	(0.46)	(0.24)
Distributions (from capital gains)	(0.54)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.79)	(0.53)	(0.18)	(0.32)	(1.77)	(0.63)
Net Asset Value, End of Period	$13.41	$13.24	$12.34	$11.37	$10.88	$14.99
Total Return*	7.24%	11.88%	10.19%	7.59%	(17.71)%	26.53%
Net Assets, End of Period (in thousands)	$180,448	$170,676	$164,482	$164,312	$164,692	$213,724
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.27%	0.30%	0.29%	0.30%	0.26%	0.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.24%	0.25%	0.25%	0.26%	0.25%	0.25%
Ratio of Net Investment Income/(Loss)(2)	3.04%	1.93%	2.30%	1.46%	3.35%	1.84%
Portfolio Turnover Rate	5%	37%	104%	36%	43%	41%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.23	$12.33	$11.36	$10.86	$14.98	$12.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.25	0.27	0.17	0.53	0.25
Net realized and unrealized gain/(loss)	0.74	1.18	0.88	0.64	(2.86)	3.00
Total from Investment Operations	0.96	1.43	1.15	0.81	(2.33)	3.25
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.39)	(0.18)	(0.08)	(0.48)	(0.25)
Distributions (from capital gains)	(0.54)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.80)	(0.53)	(0.18)	(0.31)	(1.79)	(0.64)
Net Asset Value, End of Period	$13.39	$13.23	$12.33	$11.36	$10.86	$14.98
Total Return*	7.19%	11.92%	10.21%	7.65%	(17.72)%	26.62%
Net Assets, End of Period (in thousands)	$3,866	$3,347	$3,447	$3,930	$4,528	$6,744
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.23%	0.26%	0.24%	0.23%	0.22%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.22%	0.22%	0.22%	0.21%	0.22%	0.21%
Ratio of Net Investment Income/(Loss)(2)	3.19%	1.95%	2.30%	1.55%	3.87%	1.81%
Portfolio Turnover Rate	5%	37%	104%	36%	43%	41%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.20	$12.13	$11.16	$10.69	$14.75	$12.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.27	0.22	0.14	0.40	0.21
Net realized and unrealized gain/(loss)	0.75	1.09	0.87	0.60	(2.74)	2.93
Total from Investment Operations	0.92	1.36	1.09	0.74	(2.34)	3.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.15)	(0.12)	(0.04)	(0.41)	(0.19)
Distributions (from capital gains)	(0.54)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.74)	(0.29)	(0.12)	(0.27)	(1.72)	(0.58)
Net Asset Value, End of Period	$13.38	$13.20	$12.13	$11.16	$10.69	$14.75
Total Return*	6.95%	11.38%	9.80%	7.11%	(17.97)%	26.03%
Net Assets, End of Period (in thousands)	$157	$174	$539	$443	$1,066	$1,385
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.65%	0.66%	0.64%	0.65%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.64%	0.62%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)(2)	2.53%	2.13%	1.91%	1.30%	3.03%	1.51%
Portfolio Turnover Rate	5%	37%	104%	36%	43%	41%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.19	$12.30	$11.33	$10.84	$14.94	$12.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.24	0.25	0.15	0.44	0.24
Net realized and unrealized gain/(loss)	0.74	1.17	0.89	0.64	(2.78)	2.98
Total from Investment Operations	0.95	1.41	1.14	0.79	(2.34)	3.22
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.38)	(0.17)	(0.07)	(0.45)	(0.23)
Distributions (from capital gains)	(0.54)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.78)	(0.52)	(0.17)	(0.30)	(1.76)	(0.62)
Net Asset Value, End of Period	$13.36	$13.19	$12.30	$11.33	$10.84	$14.94
Total Return*	7.18%	11.74%	10.13%	7.51%	(17.77)%	26.43%
Net Assets, End of Period (in thousands)	$12,698	$11,550	$11,522	$11,213	$13,148	$16,849
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.39%	0.41%	0.39%	0.40%	0.37%	0.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.33%	0.33%	0.33%	0.33%	0.33%	0.32%
Ratio of Net Investment Income/(Loss)(2)	2.98%	1.87%	2.17%	1.38%	3.27%	1.76%
Portfolio Turnover Rate	5%	37%	104%	36%	43%	41%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Moderate (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection
14 | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.12% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund,
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Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $751.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class C
Shares paid CDSCs of $16.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of
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Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
3. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$186,421,159	$21,915,078	$(406,383)	$21,508,695
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Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements (unaudited)
4. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	57,122	$762,721	43,108	$536,417
Reinvested dividends and distributions	41,096	548,636	29,699	362,025
Shares repurchased	(50,932)	(691,231)	(118,755)	(1,502,091)
Net Increase/(Decrease)	47,286	$620,126	(45,948)	$(603,649)
Class C Shares:
Shares sold	24,715	$337,186	1,234	$15,106
Reinvested dividends and distributions	2,762	36,291	1,317	15,866
Shares repurchased	(5,270)	(69,311)	(18,137)	(222,445)
Net Increase/(Decrease)	22,207	$304,166	(15,586)	$(191,473)
Class D Shares:
Shares sold	617,432	$8,537,710	914,610	$11,577,609
Reinvested dividends and distributions	732,958	9,865,609	533,302	6,554,278
Shares repurchased	(780,028)	(10,769,444)	(1,882,479)	(23,793,435)
Net Increase/(Decrease)	570,362	$7,633,875	(434,567)	$(5,661,548)
Class I Shares:
Shares sold	37,455	$519,016	45,009	$573,551
Reinvested dividends and distributions	16,182	217,487	11,163	136,967
Shares repurchased	(17,876)	(245,247)	(82,623)	(1,044,216)
Net Increase/(Decrease)	35,761	$491,256	(26,451)	$(333,698)
Class S Shares:
Shares sold	1,015	$13,868	3,646	$45,348
Reinvested dividends and distributions	608	8,176	264	3,236
Shares repurchased	(3,050)	(42,103)	(35,184)	(440,864)
Net Increase/(Decrease)	(1,427)	$(20,059)	(31,274)	$(392,280)
Class T Shares:
Shares sold	173,816	$2,386,143	374,551	$4,763,471
Reinvested dividends and distributions	52,138	699,695	38,119	466,961
Shares repurchased	(150,883)	(2,071,508)	(474,013)	(6,001,537)
Net Increase/(Decrease)	75,071	$1,014,330	(61,343)	$(771,105)
5. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$17,153,155	$9,930,561	$-	$-
6. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
22 | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
24 | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
26 | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
28 | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
30 | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Moderate
Notes
32 | December 31, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93022 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Government Money Market Fund
Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Government Money Market Fund
Schedule of Investments (unaudited)
December 31, 2025

	Principal Amounts	Value
U.S. Government Agency Notes – 36.3%
Fannie Mae Discount Notes:
3.7950%, 1/6/26	$5,000,000	$4,997,885
Federal Farm Credit Banks Funding Corp:
SOFR, 3.7100%, 3/19/26‡	5,000,000	5,000,000
Federal Home Loan Bank Discount Notes:
3.8940%, 1/7/26	5,000,000	4,997,302
3.8470%, 1/9/26	5,000,000	4,996,269
3.8300%, 1/12/26	5,000,000	4,994,654
3.8430%, 1/14/26	5,000,000	4,993,612
3.8500%, 1/16/26	5,000,000	4,992,467
3.8400%, 1/23/26	5,000,000	4,989,015
3.8000%, 1/28/26	5,000,000	4,986,231
3.8000%, 1/30/26	5,000,000	4,985,274
3.8100%, 2/4/26	5,000,000	4,982,603
3.8000%, 2/11/26	5,000,000	4,978,838
3.8000%, 2/13/26	5,000,000	4,978,017
3.7550%, 2/18/26	5,000,000	4,975,055
3.7450%, 2/20/26	5,000,000	4,974,632
3.7880%, 2/27/26	5,000,000	4,970,685
3.8980%, 3/4/26	5,000,000	4,966,938
3.6300%, 3/6/26	5,000,000	4,967,752
3.5750%, 3/13/26	6,000,000	5,958,248
3.7550%, 3/18/26	5,000,000	4,960,795
3.7600%, 3/20/26	5,000,000	4,960,035
3.7280%, 4/1/26	5,000,000	4,953,694
3.5400%, 4/20/26	6,000,000	5,936,214
3.7180%, 5/1/26	5,000,000	4,938,683
3.5300%, 5/7/26	5,000,000	4,937,857
3.5140%, 6/17/26	5,000,000	4,919,359
Federal Home Loan Banks:
SOFR, 3.8615%, 1/21/26‡	5,000,000	5,000,000
SOFR - 1.0000%, 3.8575%, 2/17/26‡	5,000,000	5,000,000
SOFR , 3.8753%, 4/13/26‡	5,000,000	5,000,000
SOFR + 0.5000%, 3.8831%, 5/5/26‡	5,000,000	5,000,000
SOFR + 1.5000%, 3.8920%, 6/18/26‡	5,000,000	5,000,000
Freddie Mac Discount Notes:
3.9850%, 1/5/26	5,000,000	4,998,328
3.9400%, 1/15/26	5,000,000	4,992,839
3.7300%, 3/2/26	5,000,000	4,969,384
Total U.S. Government Agency Notes (cost $171,252,665)		171,252,665
U.S. Treasury Debt – 14.7%
United States Treasury Bill, 3.9652%, 1/2/26	5,000,000	5,000,000
United States Treasury Bill, 3.8450%, 1/13/26	5,000,000	4,994,092
United States Treasury Bill, 3.7870%, 2/5/26	5,000,000	4,982,061
United States Treasury Bill, 3.8004%, 2/10/26	5,000,000	4,979,330
United States Treasury Bill, 3.7120%, 2/24/26	5,000,000	4,972,813
United States Treasury Bill, 3.7583%, 3/10/26	5,000,000	4,964,933
United States Treasury Bill, 3.7115%, 3/12/26	5,000,000	4,964,453
United States Treasury Bill, 3.7025%, 4/2/26	5,000,000	4,953,778
United States Treasury Bill, 3.5222%, 4/7/26	5,000,000	4,953,492
United States Treasury Bill, 3.6913%, 4/9/26	5,000,000	4,950,538
United States Treasury Bill, 3.5260%, 4/14/26	5,000,000	4,950,007
United States Treasury Bill, 3.5370%, 4/21/26	5,000,000	4,946,871
United States Treasury Bill, 3.5475%, 4/28/26	5,000,000	4,943,311
United States Treasury Bill, 3.5840%, 5/21/26	5,000,000	4,930,705
Total U.S. Treasury Debt (cost $69,486,384)		69,486,384
Variable Rate Demand Notes¶ – 12.6%
6213 Montezuma LLC (LOC: FHLB of San Francisco), 3.8000%, 2/1/62	2,200,000	2,200,000
Alberta Street Development LLC (LOC: FHLB of San Francisco), 3.8000%, 3/1/61	2,000,000	2,000,000
Bakke Issuing Trust (LOC: FHLB of Atlanta), 3.8000%, 12/2/75	6,550,000	6,550,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Government Money Market Fund
Schedule of Investments (unaudited)
December 31, 2025
	Principal Amounts	Value
Variable Rate Demand Notes¶ – (continued)
Cypress Bend Real Estate Development Co LLC (LOC: FHLB of Dallas), 3.9000%, 4/1/33	$9,000,000	$9,000,000
East Town Crossing LLC (LOC: FHLB of Des Moines), 3.8000%, 1/2/65	4,800,000	4,800,000
ICG-Stream Polk Ave LLC (LOC: FHLB of San Francisco), 3.8000%, 9/4/63	6,500,000	6,500,000
Irvine Inn Apartments LP (LOC: FHLB of San Francisco), 3.8000%, 2/2/60	4,000,000	4,000,000
Johnson Capital Management LLC (LOC: FHLB of Indianapolis), 3.9600%, 6/3/47	2,025,000	2,025,000
LML Trust (LOC: FHLB of Dallas), 3.9000%, 2/1/41	4,500,000	4,500,000
Lodi LV Loca LP (LOC: FHLB of San Francisco), 3.8000%, 8/1/59	3,000,000	3,000,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 3.9000%, 5/1/42	4,000,000	4,000,000
SIL Irrevocable Trust (LOC: FHLB of Dallas), 3.9000%, 6/1/43	6,150,000	6,150,000
Ventana Housing LP (LOC: FHLB of San Francisco), 3.8000%, 6/1/60	5,000,000	5,000,000
Total Variable Rate Demand Notes (cost $59,725,000)		59,725,000
Repurchase Agreementsë – 36.3%
Credit Agricole, New York, 3.7300%, dated 12/31/25, maturing 1/2/26 to be repurchased at $5,001,036 collateralized by $4,928,900 in U.S. Treasuries 4.2500%, 1/15/28 with a value of $5,100,020	5,000,000	5,000,000
Goldman Sachs & Co, Joint repurchase agreement, 3.6900%, dated 12/31/25, maturing 1/2/26 to be repurchased at $45,009,225 collateralized by $45,849,715 in U.S. Government Agencies 3.5000% - 6.5000%, 8/16/34 - 12/20/55 with a value of $45,900,000	45,000,000	45,000,000
HSBC Securities (USA) Inc, Joint repurchase agreement, 3.7600%, dated 12/31/25, maturing 1/2/26 to be repurchased at $15,003,133 collateralized by $19,802,579 in U.S. Treasuries 0% - 1.2500%, 10/15/26 - 11/15/53 with a value of $15,300,000	15,000,000	15,000,000
ING Financial Markets LLC, Joint repurchase agreement, 3.7800%, dated 12/31/25, maturing 1/2/26 to be repurchased at $10,002,100 collateralized by $10,413,710 in U.S. Treasuries 1.1250% - 4.6250%, 1/15/26 - 2/15/55 with a value of $10,202,150	10,000,000	10,000,000
ING Financial Markets LLC, Joint repurchase agreement, 3.7900%, dated 12/31/25, maturing 1/2/26 to be repurchased at $15,003,158 collateralized by $15,184,698 in U.S. Government Agencies 3.0000% - 7.0000%, 9/1/32 - 9/1/55 with a value of $15,303,222	15,000,000	15,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 3.6800%, dated 12/31/25, maturing 1/2/26 to be repurchased at $5,001,022 collateralized by $5,042,215 in U.S. Treasuries 2.7500% - 6.3750%, 4/30/27 - 8/15/33 with a value of $5,101,046	5,000,000	5,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 3.7100%, dated 12/31/25, maturing 1/2/26 to be repurchased at $41,308,512 collateralized by $41,715,974 in U.S. Treasuries 1.6250% - 4.6250%, 4/30/27 - 11/15/50 with a value of $42,134,683	41,300,000	41,300,000
Wells Fargo Securities LLC, Joint repurchase agreement, 3.8300%, dated 12/31/25, maturing 1/2/26 to be repurchased at $35,007,447 collateralized by $35,280,978 in U.S. Government Agencies 2.0000% - 6.5000%, 6/1/27 - 1/1/56 with a value of $35,707,596	35,000,000	35,000,000
Total Repurchase Agreements (cost $171,300,000)		171,300,000
Total Investments (total cost $471,764,049) – 99.9%		471,764,049
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		343,435
Net Assets – 100%		$472,107,484
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Government Money Market Fund
Schedule of Investments (unaudited)
December 31, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Credit Agricole, New York	$5,000,000	$—	$(5,000,000)	$—
Goldman Sachs & Co	45,000,000	—	(45,000,000)	—
HSBC Securities (USA) Inc	15,000,000	—	(15,000,000)	—
ING Financial Markets LLC	25,000,000	—	(25,000,000)	—
Royal Bank of Canada, NY Branch	46,300,000	—	(46,300,000)	—
Wells Fargo Securities LLC	35,000,000	—	(35,000,000)	—
Total	$171,300,000	$—	$(171,300,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Government Money Market Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

¶
Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of December 31, 2025.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
U.S. Government Agency Notes	$-	$171,252,665	$-
U.S. Treasury Debt	-	69,486,384	-
Variable Rate Demand Notes	-	59,725,000	-
Repurchase Agreements	-	171,300,000	-
Total Assets	$-	$471,764,049	$-
4  | December 31, 2025

Janus Henderson Government Money Market Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Investments, at value (cost $300,464,049)	$300,464,049
Repurchase agreements, at value (cost $171,300,000)	171,300,000
Cash	117,315
Trustees' deferred compensation	13,894
Receivables:
Fund shares sold	510,761
Interest	362,066
Other assets	19
Total Assets	472,768,104
Liabilities:
Payables:
Fund shares repurchased	470,831
Administration services fees	79,073
Advisory fees	45,466
Professional fees	34,110
Dividends	17,197
Trustees' deferred compensation fees	13,894
Trustees' fees and expenses	49
Total Liabilities	660,620
Commitments and contingent liabilities (Note 3)
Net Assets	$472,107,484
Net Assets Consist of:
Capital (par value and paid-in surplus)	$472,110,528
Total distributable earnings (loss)	(3,044)
Total Net Assets	$472,107,484
Net Assets - American Cancer Society Support – Class D Shares	$417,362,558
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	417,369,701
Net Asset Value Per Share	$1.00
Net Assets - American Cancer Society Support - Class I Shares	$40,205,002
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,205,002
Net Asset Value Per Share	$1.00
Net Assets - American Cancer Society Support - Class N Shares	$8,509,021
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,509,019
Net Asset Value Per Share	$1.00
Net Assets - American Cancer Society Support – Class T Shares	$6,030,903
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,031,142
Net Asset Value Per Share	$1.00
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Government Money Market Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Interest	$9,125,699
Other income	1,038
Total Investment Income	9,126,737
Expenses:
Advisory fees	439,849
Administration services fees:
American Cancer Society Support – Class D Shares	419,130
American Cancer Society Support - Class I Shares	7,420
American Cancer Society Support - Class N Shares	589
American Cancer Society Support – Class T Shares	9,216
Professional fees	24,950
Trustees' fees and expenses	3,944
Total Expenses	905,098
Less: Excess Expense Reimbursement and Waivers	(184,257)
Net Expenses	720,841
Net Investment Income/(Loss)	8,405,896
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,405,896
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Government Money Market Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025(1),(2)
Operations:
Net investment income/(loss)	$8,405,896	$17,498,469
Net realized gain/(loss) on investments	-	38
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,405,896	17,498,507
Dividends and Distributions to Shareholders:
American Cancer Society Support – Class D Shares	(8,016,910)	(17,169,352)
American Cancer Society Support - Class I Shares	(152,729)	(257)
American Cancer Society Support - Class N Shares	(114,422)	(57,758)
American Cancer Society Support – Class T Shares	(121,833)	(270,940)
Net Decrease from Dividends and Distributions to Shareholders	(8,405,894)	(17,498,307)
Capital Share Transactions:
American Cancer Society Support – Class D Shares	(636,521)	34,417,376
American Cancer Society Support - Class I Shares	40,157,982	47,021
American Cancer Society Support - Class N Shares	5,002,300	3,506,719
American Cancer Society Support – Class T Shares	299,046	(485,250)
Net Increase/(Decrease) from Capital Share Transactions	44,822,807	37,485,866
Net Increase/(Decrease) in Net Assets	44,822,809	37,486,066
Net Assets:
Beginning of period	427,284,675	389,798,609
End of period	$472,107,484	$427,284,675

(1)	Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
(2)	Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.04	0.05	0.03	— (2)	— (2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.04	0.05	0.03	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.04)	(0.05)	(0.03)	— (2)	— (2)
Distributions (from capital gains)	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.02)	(0.04)	(0.05)	(0.03)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	1.96%	4.36%	4.88%	3.27%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$417,363	$417,999	$383,582	$383,879	$406,908	$343,130
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.42%	0.47%	0.57%	0.58%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.33%	0.42%	0.57%	0.58%	0.25%	0.09%
Ratio of Net Investment Income/(Loss)	3.85%	4.27%	4.77%	3.20%	0.00% (3)	0.00% (3)

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the period ended June 30	2025	2025(1)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.02	0.02
Net realized and unrealized gain/(loss)(3)	—	—
Total from Investment Operations	0.02	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.02)
Total Dividends and Distributions	(0.02)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00
Total Return*	2.02%	2.35%
Net Assets, End of Period (in thousands)	$40,205	$47
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.40%	0.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.21%	0.20%
Ratio of Net Investment Income/(Loss)	3.81%	4.24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 9, 2024 (inception date) through June 30, 2025.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the period ended June 30	2025	2025(1)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.02	0.03
Net realized and unrealized gain/(loss)(3)	—	—
Total from Investment Operations	0.02	0.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)
Total Dividends and Distributions	(0.02)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00
Total Return*	2.02%	3.01%
Net Assets, End of Period (in thousands)	$8,509	$3,507
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.23%	0.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.20%	0.20%
Ratio of Net Investment Income/(Loss)	3.91%	4.13%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from October 18, 2024 (inception date) through June 30, 2025.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.04	0.05	0.03	— (2)	— (2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.04	0.05	0.03	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.04)	(0.05)	(0.03)	— (2)	— (2)
Distributions (from capital gains)	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.02)	(0.04)	(0.05)	(0.03)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	1.89%	4.26%	4.86%	3.25%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$6,031	$5,732	$6,217	$6,264	$8,866	$6,846
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.50%	0.53%	0.59%	0.60%	0.59%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.46%	0.51%	0.59%	0.60%	0.26%	0.09%
Ratio of Net Investment Income/(Loss)	3.72%	4.18%	4.75%	3.14%	0.00% (3)	0.00% (3)

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Government Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).
As a government money market fund, the Fund is not required to impose a liquidity fee on fund redemptions. The Trustees have determined not to subject the Fund to a liquidity fee on fund redemptions. The Trustees have reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for
12 | December 31, 2025

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Daily liquidity. The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
Janus Investment Fund | 13

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
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Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
Janus Investment Fund | 15

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser will donate from the Adviser’s own resources, an amount representing 50% of the Adviser’s quarterly management fee revenue attributable to the Fund, net of any fee waivers and/or expense reimbursements, to the American Cancer Society® (“ACS”) in connection with ACS’s agreement to license the use of its name and trademarks to the Adviser. The Adviser will make annual minimum contributions to ACS of $1 million from 2024 to 2027, and in each year thereafter to the extent this arrangement continues. The Adviser’s donation may result in a tax benefit for the Adviser, but will not result in a tax benefit for shareholders. The ACS does not endorse any service or product. Shares of the Fund are not sponsored, endorsed, or promoted by the ACS, and the ACS is not an investment adviser or service provider to the Fund, Trust, or Adviser.
Class D Shares, Class T Shares, Class I Shares, and Class N Shares of the Fund compensate the Adviser at an annual rate of 0.20%, 0.28%, 0.18%, and 0.02%, respectively, of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed for Class D Shares, Class T Shares, Class I Shares, and Class N Shares,
0.33%, 0.46%, 0.20%, and 0.20%, for at least a one-year period commencing on October 28, 2025.
In addition, the Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement” on the Statement of Operations.
16 | December 31, 2025

Janus Henderson Government Money Market Fund
Notes to Financial Statements (unaudited)
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers.
5. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025(1),(2)
	Shares	Amount	Shares	Amount
American Cancer Society Support – Class D Shares:
Shares sold	89,479,626	$89,479,625	222,504,747	$222,504,746
Reinvested dividends and distributions	7,854,709	7,854,709	16,808,818	16,808,818
Shares repurchased	(97,970,854)	(97,970,855)	(204,896,188)	(204,896,188)
Net Increase/(Decrease)	(636,519)	$(636,521)	34,417,377	$34,417,376
American Cancer Society Support - Class I Shares:
Shares sold	40,027,185	$40,027,186	47,214	$47,214
Reinvested dividends and distributions	152,729	152,729	257	257
Shares repurchased	(21,933)	(21,933)	(450)	(450)
Net Increase/(Decrease)	40,157,981	$40,157,982	47,021	$47,021
American Cancer Society Support - Class N Shares:
Shares sold	5,931,314	$5,931,314	4,769,991	$4,769,991
Reinvested dividends and distributions	114,422	114,422	57,758	57,758
Shares repurchased	(1,043,436)	(1,043,436)	(1,321,030)	(1,321,030)
Net Increase/(Decrease)	5,002,300	$5,002,300	3,506,719	$3,506,719
American Cancer Society Support – Class T Shares:
Shares sold	2,715,718	$2,715,718	9,915,761	$9,915,761
Reinvested dividends and distributions	121,800	121,800	270,440	270,440
Shares repurchased	(2,538,472)	(2,538,472)	(10,671,451)	(10,671,451)
Net Increase/(Decrease)	299,046	$299,046	(485,250)	$(485,250)

(1)	Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
(2)	Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.
6. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 17

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
18 | December 31, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
20 | December 31, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
Janus Investment Fund | 21

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
22 | December 31, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 23

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
24 | December 31, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
26 | December 31, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 27

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
28 | December 31, 2025

Janus Henderson Government Money Market Fund
Notes
Janus Investment Fund | 29

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93025 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson High-Yield Fund
Janus Investment Fund

Janus Henderson High-Yield Fund

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – 5.4%
Basic Industry – 0.1%
Olympus Water US Holding Corp, CME Term SOFR 1 Month + 3.2500%, 6.9219%, 11/3/32‡	$997,000	$990,150
Capital Goods – 0%
Husky Holdings LLC, CME Term SOFR 3 Month + 3.7500%, 1.0000%, 2/15/29‡	341,000	343,179
Communications – 0.3%
Windstream Services LLC, CME Term SOFR 1 Month + 4.0000%, 7.7161%, 10/6/32‡	2,150,000	2,155,375
Consumer Cyclical – 1.4%
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 7.7161%, 5/21/32‡	2,821,000	2,802,861
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 6.7161%, 6/25/31‡	2,238,977	2,244,645
River Rock Entertainment Authority, CME Term SOFR 1 Month + 9.0000%, 12.7302%, 6/25/31‡	5,050,000	4,898,500
		9,946,006
Consumer Non-Cyclical – 0.4%
Dermatology Intermediate Holdings III Inc, CME Term SOFR 3 Month + 4.2500%, 8.0904%, 3/30/29‡	2,650,199	2,558,541
Electric – 0.4%
Long Ridge Energy LLC, CME Term SOFR 3 Month + 4.5000%, 8.1719%, 2/19/32‡	2,584,470	2,562,920
Financial Institutions – 0.2%
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.1506%, 7/3/31‡	1,197,022	1,200,014
Insurance – 0.5%
Jones Deslauriers Insurance Management Inc, CME Term SOFR 1 Month + 3.0000%, 6.8642%, 12/10/32ƒ,‡	3,363,000	3,363,000
Technology – 2.1%
Dayforce Inc, CME Term SOFR 1 Month + 3.0000%, 7.1568%, 8/20/32ƒ,‡	2,731,000	2,721,250
Modena Buyer LLC, CME Term SOFR 3 Month + 4.2500%, 8.0904%, 7/1/31‡	5,494,758	5,460,416
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 7.2515%, 10/28/30‡	1,129	1,130
X Corp, 9.5000%, 10/26/29	6,452,000	6,424,321
		14,607,117
Total Bank Loans and Mezzanine Loans (cost $37,678,780)		37,726,302
Corporate Bonds – 88.5%
Basic Industry – 7.7%
Capstone Copper Corp, 6.7500%, 3/31/33ž	7,295,000	7,571,818
Compass Minerals International Inc, 8.0000%, 7/1/30ž	6,602,000	6,907,917
First Quantum Minerals Ltd, 8.0000%, 3/1/33ž	8,916,000	9,521,815
First Quantum Minerals Ltd, 7.2500%, 2/15/34ž	3,037,000	3,192,813
Maxam Prill Sarl, 7.7500%, 7/15/30ž	6,977,000	7,219,779
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	2,876,000	2,942,170
Taseko Mines Ltd, 8.2500%, 5/1/30ž	6,495,000	6,899,210
Verde Purchaser LLC, 10.5000%, 11/30/30ž	9,056,000	9,737,129
		53,992,651
Brokerage – 3.7%
Artec Group Inc, 10.0000%, 8/15/30ž	2,908,000	3,138,148
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	10,093,000	10,270,233
Marex Group PLC, 6.4040%, 11/4/29	486,000	504,004
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	4,388,000	4,551,374
StoneX Group Inc, 7.8750%, 3/1/31ž	6,905,000	7,336,010
		25,799,769
Capital Goods – 3.3%
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	5,129,000	4,828,367
CP Atlas Buyer Inc, 9.7500%, 7/15/30ž	2,341,000	2,424,690
Standard Building Solutions Inc, 5.8750%, 3/15/34ž	5,926,000	5,943,323
Synergy Infrastructure Holdings LLC, 7.8750%, 12/1/30ž	3,070,000	3,182,739
United Rentals (North America) Inc, 5.3750%, 11/15/33ž	4,054,000	4,051,130
Wilsonart LLC, 11.0000%, 8/15/32ž	2,637,000	2,356,376
		22,786,625
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Markets – 0.2%
Coinbase Global Inc, 0%, 10/1/29ž,◊	$1,560,000	$1,447,368
Communications – 6.6%
AMC Networks Inc, 10.5000%, 7/15/32ž,#	6,251,000	6,905,733
Clear Channel Outdoor Holdings Inc, 7.5000%, 3/15/33ž	1,610,000	1,700,629
Gray Media Inc, 7.2500%, 8/15/33ž	2,480,000	2,534,135
Level 3 Financing Inc, 3.7500%, 7/15/29ž	2,399,000	2,184,313
Level 3 Financing Inc, 3.8750%, 11/15/29ž	1,408,000	1,227,833
Level 3 Financing Inc, 7.0000%, 3/31/34ž	5,819,775	5,997,697
Level 3 Financing Inc, 8.5000%, 1/15/36ž	4,169,000	4,268,984
Lions Gate Capital Holdings 1 Inc, 6.0000%, 4/15/30ž	6,659,000	6,359,345
Midcontinent Communications, 8.0000%, 8/15/32ž	3,173,000	3,247,962
Univision Communications Inc, 8.5000%, 7/31/31ž	4,801,000	5,015,264
Univision Communications Inc, 9.3750%, 8/1/32ž	3,851,000	4,139,105
Vmed O2 UK Financing I PLC, 6.7500%, 1/15/33ž	2,746,000	2,721,383
		46,302,383
Consumer Cyclical – 22.9%
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	5,206,000	5,122,242
Bath & Body Works Inc, 6.9500%, 3/1/33	3,784,000	3,757,077
Beazer Homes USA Inc, 7.5000%, 3/15/31ž	5,061,000	5,131,490
Brightstar Lottery PLC / Brightstar Global Solutions Corp, 5.7500%, 1/15/33ž	3,956,000	3,927,655
Caesars Entertainment Inc, 6.0000%, 10/15/32ž,#	10,733,000	10,437,294
Carvana Co, 5.8750%, 10/1/28ž	95,000	91,200
Carvana Co, 4.8750%, 9/1/29ž	3,951,000	3,636,896
Carvana Co, 10.2500%, 5/1/30ž	961,000	1,028,270
Carvana Co, 9.0000%, 6/1/30ž	4,872,088	5,106,877
Century Communities Inc, 6.6250%, 9/15/33ž	2,688,000	2,718,102
Crocs Inc, 4.1250%, 8/15/31ž	3,749,000	3,463,394
Garda World Security Corp, 6.0000%, 6/1/29ž	8,244,000	8,084,825
Garda World Security Corp, 6.5000%, 1/15/31ž	2,953,000	3,021,765
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	3,339,000	3,117,025
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	1,174,000	1,229,737
K Hovnanian Enterprises Inc, 8.0000%, 4/1/31ž	2,220,000	2,265,659
K Hovnanian Enterprises Inc, 8.3750%, 10/1/33ž	1,199,000	1,218,531
LGI Homes Inc, 4.0000%, 7/15/29ž	7,360,000	6,707,329
LGI Homes Inc, 7.0000%, 11/15/32ž	2,750,000	2,628,648
Millrose Properties Inc, 6.3750%, 8/1/30ž	4,943,000	5,057,796
Millrose Properties Inc, 6.2500%, 9/15/32ž	1,731,000	1,746,550
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	8,698,000	9,066,813
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 11.8750%, 4/15/31ž	2,586,000	2,732,608
NCL Corporation Ltd, 6.2500%, 9/15/33ž	2,168,000	2,167,087
New Flyer Holdings Inc, 9.2500%, 7/1/30ž	4,358,000	4,684,074
New Home Company Inc/The, 9.2500%, 10/1/29ž	3,475,000	3,626,738
New Home Company Inc/The, 8.5000%, 11/1/30ž	6,194,000	6,378,910
Penn Entertainment Inc, 4.1250%, 7/1/29ž	6,577,000	6,091,306
Rakuten Group Inc, US Treasury Yield Curve Rate 5 Year + 4.5780%, 5.1250%ž,‡,μ	1,384,000	1,376,854
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp, 6.2500%, 10/15/30ž	4,646,000	4,742,307
Six Flags Entertainment Corp, 7.2500%, 5/15/31ž	5,578,000	5,352,188
Station Casinos LLC, 4.6250%, 12/1/31ž	7,074,000	6,706,546
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž,#	6,927,000	7,308,040
Voyager Parent LLC, 9.2500%, 7/1/32ž	6,627,000	7,032,049
Wayfair Inc, 6.7500%, 11/15/32ž	3,383,000	3,477,995
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	$4,970,000	$4,901,339
Wynn Macau Ltd, 6.7500%, 2/15/34ž	5,065,000	5,130,183
		160,273,399
Consumer Non-Cyclical – 5.9%
1261229 BC Ltd, 10.0000%, 4/15/32ž	3,342,000	3,475,737
AMN Healthcare Inc, 6.5000%, 1/15/31ž	2,754,000	2,754,515
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	7,864,000	8,491,083
LifePoint Health Inc, 5.3750%, 1/15/29ž	3,357,000	3,291,379
LifePoint Health Inc, 10.0000%, 6/1/32ž	9,545,000	10,137,592
Star Parent Inc, 9.0000%, 10/1/30ž	9,577,000	10,220,652
Surgery Center Holdings Inc, 7.2500%, 4/15/32ž	2,605,000	2,634,875
		41,005,833
Electric – 3.7%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	2,697,000	2,659,694
Alpha Generation LLC, 6.7500%, 10/15/32ž	1,320,000	1,366,450
Alpha Generation LLC, 6.2500%, 1/15/34ž	6,754,000	6,814,631
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	5,615,000	5,976,836
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	2,057,000	2,127,123
TerraForm Power Operating LLC, 4.7500%, 1/15/30ž	4,705,000	4,571,311
VoltaGrid LLC, 7.3750%, 11/1/30ž	2,067,000	2,047,872
		25,563,917
Energy – 11.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp, 5.7500%, 7/1/34ž	2,859,000	2,880,617
Breakwater Energy Holdings Sarl, 9.2500%, 11/15/30ž	2,073,000	2,170,752
Civitas Resources Inc, 8.3750%, 7/1/28ž	1,875,000	1,931,987
Civitas Resources Inc, 8.7500%, 7/1/31ž	6,671,000	6,920,504
Civitas Resources Inc, 9.6250%, 6/15/33ž	1,760,000	1,900,128
Granite Ridge Resources Inc, 8.8750%, 11/5/29	3,633,000	3,487,680
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34ž	9,609,000	9,871,657
ITT Holdings LLC, 6.5000%, 8/1/29ž	5,693,000	5,463,296
SM Energy Co, 7.0000%, 8/1/32ž,#	3,515,000	3,455,486
Sunoco LP, US Treasury Yield Curve Rate 5 Year + 4.2300%, 7.8750%ž,‡,μ	15,400,000	15,820,035
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.7500%, 3/15/34ž	16,491,000	16,493,546
USA Compression Partners LP / USA Compression Finance Corp, 6.2500%, 10/1/33ž	5,698,000	5,766,319
Venture Global LNG Inc, 8.3750%, 6/1/31ž	1,948,000	1,937,142
WBI Operating LLC, 6.2500%, 10/15/30ž	2,000,000	2,012,060
		80,111,209
Finance Companies – 3.4%
Bread Financial Holdings Inc, 6.7500%, 5/15/31ž	4,045,000	4,187,849
Freedom Mortgage Holdings LLC, 6.8750%, 5/1/31ž	2,277,000	2,278,368
OneMain Finance Corp, 4.0000%, 9/15/30#	1,850,000	1,734,116
OneMain Finance Corp, 6.5000%, 3/15/33	6,889,000	6,948,597
PennyMac Financial Services Inc, 6.8750%, 2/15/33ž	1,825,000	1,905,214
PennyMac Financial Services Inc, 6.7500%, 2/15/34ž	6,203,000	6,412,209
		23,466,353
Financial Institutions – 0.9%
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,005,000	3,905,485
Burford Capital Global Finance LLC, 7.5000%, 7/15/33ž	1,933,000	1,844,587
Galaxy Digital Holdings LP, 0.5000%, 5/1/31ž	776,000	586,268
		6,336,340
Government Sponsored – 0.5%
Ecopetrol SA, 8.3750%, 1/19/36	2,305,000	2,371,340
Uzbek Industrial and Construction Bank, US Treasury Yield Curve Rate 5 Year + 5.7920%, 9.4500%ž,‡,μ	1,287,000	1,295,301
		3,666,641
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Pharmaceuticals – 0.5%
Zoetis Inc, 0.2500%, 6/15/29ž	$3,485,000	$3,580,837
Real Estate Investment Trusts (REITs) – 1.3%
EF Holdco / EF Cayman Holdco / Ellington Finance REIT Cayman, 7.3750%, 9/30/30ž	3,267,000	3,292,545
Rithm Capital Corp, 8.0000%, 4/1/29ž	5,551,000	5,699,217
		8,991,762
Software – 0.2%
IREN Ltd, 0%, 7/1/31ž,◊	2,157,000	1,597,259
Technology – 12.4%
APLD ComputeCo LLC, 9.2500%, 12/15/30ž	9,046,000	8,873,225
Cipher Compute LLC, 7.1250%, 11/15/30ž	7,718,000	7,860,651
Cloud Software Group Inc, 9.0000%, 9/30/29ž	3,783,000	3,940,034
Cloud Software Group Inc, 8.2500%, 6/30/32ž	8,188,000	8,556,789
Cloud Software Group Inc, 6.6250%, 8/15/33ž	1,730,000	1,714,529
CoreWeave Inc, 9.2500%, 6/1/30ž	4,762,000	4,427,577
CoreWeave Inc, 9.0000%, 2/1/31ž	4,491,000	4,116,091
Flash Compute LLC, 7.2500%, 12/31/30ž	6,852,000	6,788,707
ION Platform Finance US Inc, 7.8750%, 9/30/32ž	3,323,000	3,153,053
Kioxia Holdings Corp, 6.6250%, 7/24/33ž	13,068,000	13,589,095
McAfee Corp, 7.3750%, 2/15/30ž	5,706,000	4,976,075
Rocket Software Inc, 9.0000%, 11/28/28ž	3,237,000	3,337,855
Rocket Software Inc, 6.5000%, 2/15/29ž	7,272,000	7,126,398
Seagate Data Storage Technology Pte Ltd, 3.1250%, 7/15/29ž	2,349,000	2,068,102
WULF Compute LLC, 7.7500%, 10/15/30ž	4,745,000	4,888,529
X.AI LLC / X.AI Co Issuer Corp, 12.5000%, 6/30/30	1,549,000	1,648,843
		87,065,553
Transportation – 3.8%
LATAM Airlines Group SA, 7.8750%, 4/15/30ž	8,252,000	8,679,206
Rand Parent LLC, 8.5000%, 2/15/30ž	7,065,000	7,360,691
Stonepeak Nile Parent LLC, 7.2500%, 3/15/32ž	5,321,000	5,631,193
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	4,501,000	4,713,929
		26,385,019
Total Corporate Bonds (cost $607,054,212)		618,372,918
Foreign Government Bonds – 0.3%
Republic of Cote d'Ivoire Government Bond, 8.0750%, 4/1/36ž (cost $1,746,756)	1,789,000	1,927,835
Common Stocks – 2.5%
Advertising – 0.3%
Authentic Brands Group Inc - Class A*,¢	14,628	2,277,528
Building Products – 0.2%
Builders FirstSource Inc*	13,482	1,387,163
Entertainment – 0.1%
ROBLOX Corp - Class A*	10,105	818,808
Household Durables – 0.3%
Lennar Corp	17,319	1,780,393
Information Technology Services – 0.2%
Applied Digital Corp*,#	47,631	1,167,912
Media – 0.4%
Nexstar Media Group Inc	13,545	2,750,313
Semiconductor & Semiconductor Equipment – 0.5%
Broadcom Inc	6,430	2,225,423
Kioxia Holdings Corp*	23,300	1,560,155
		3,785,578
Software – 0.5%
Cipher Mining Inc*,#	98,693	1,456,709
TeraWulf Inc*	202,554	2,327,345
		3,784,054
Total Common Stocks (cost $19,189,320)		17,751,749
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Investment Companies – 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $14,660,173)	14,656,729	$14,661,126
Investments Purchased with Cash Collateral from Securities Lending – 2.0%
Investment Companies – 1.6%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	11,206,022	11,206,022
Time Deposits – 0.4%
Royal Bank of Canada, 3.7000%, 1/2/26	$2,801,506	2,801,506
Total Investments Purchased with Cash Collateral from Securities Lending (cost $14,007,528)		14,007,528
Total Investments (total cost $694,336,769) – 100.8%		704,447,458
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(5,514,920)
Net Assets – 100%		$698,932,538

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$601,377,643	85.4%
Canada	36,284,386	5.2
Japan	16,526,104	2.4
Zambia	12,714,628	1.8
Luxembourg	9,390,531	1.3
Chile	8,679,206	1.2
United Kingdom	7,153,042	1.0
Macao	5,130,183	0.7
Colombia	2,371,340	0.3
Cote D'Ivoire	1,927,835	0.3
Australia	1,597,259	0.2
Uzbekistan	1,295,301	0.2
Total	$704,447,458	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$33,964,455	$237,408,788	$(256,713,698)	$628	$953	$14,661,126	14,656,729	$603,790
Investments Purchased with Cash Collateral from Securities Lending - 1.6%
Investment Companies - 1.6%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	16,583,658	96,235,724	(101,613,360)	-	-	11,206,022	11,206,022	99,107 ∆
Total Affiliated Investments - 3.7%
	$50,548,113	$333,644,512	$(358,327,058)	$628	$953	$25,867,148	25,862,751	$702,897
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2025

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Euro	3/4/26	2,431,981	$(2,871,891)	$(5,931)
Euro	3/4/26	1,341,518	(1,568,022)	12,886
Euro	3/4/26	(1,991,000)	2,352,096	5,808
Euro	3/4/26	(5,561,433)	6,521,616	(32,238)
Japanese Yen	3/4/26	(219,109,012)	1,400,251	(6,297)
Total				$(25,772)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	300	4/3/26	$62,636,719	$(39,843)
US Treasury Long Bond	53	3/31/26	6,126,469	(94,661)
Total - Futures Long				(134,504)
Futures Short:
10 Year US Treasury Note	13	3/31/26	(1,461,688)	11,441
5 Year US Treasury Note	414	4/3/26	(45,252,141)	186,038
Ultra 10 Year Treasury Note	125	3/31/26	(14,376,953)	98,633
Ultra Long Term US Treasury Bond	9	3/31/26	(1,062,000)	19,461
Total - Futures Short				315,573
Total				$181,069

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2025
	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$18,694	$-	$18,694
*Futures contracts	-	315,573	$315,573
Total Asset Derivatives	$18,694	$315,573	$334,267
Liability Derivatives:
Forward foreign currency exchange contracts	$44,466	$-	$44,466
*Futures contracts	-	134,504	$134,504
Total Liability Derivatives	$44,466	$134,504	$178,970

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
December 31, 2025

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(309,483)	$(309,483)
Forward foreign currency exchange contracts	-	(7,624)	-	$(7,624)
Swap contracts	(86,453)	-	-	$(86,453)
Total	$(86,453)	$(7,624)	$(309,483)	$(403,560)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$373,681	$373,681
Forward foreign currency exchange contracts	-	7,718	-	$7,718
Swap contracts	(1,030)	-	-	$(1,030)
Total	$(1,030)	$7,718	$373,681	$380,369

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Credit default swaps:
Average notional amount - buy protection	$3,871,429
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	1,185,236
Average amounts sold - in USD	4,261,041
Futures contracts:
Average notional amount of contracts - long	76,270,496
Average notional amount of contracts - short	63,004,819

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$18,694	$(18,694)	$—	$—
JPMorgan Chase Bank, National Association	13,534,293	—	(13,534,293)	—
Total	$13,552,987	$(18,694)	$(13,534,293)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$44,466	$(18,694)	$—	$25,772

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $597,189,402, which represents 85.4% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
◊	Zero coupon bond.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2025 is $2,277,528, which represents 0.3% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
8  | December 31, 2025

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Bank Loans and Mezzanine Loans	$-	$37,726,302	$-
Corporate Bonds	-	618,372,918	-
Foreign Government Bonds	-	1,927,835	-
Common Stocks
Advertising	-	-	2,277,528
Semiconductor & Semiconductor Equipment	2,225,423	1,560,155	-
All Other	11,688,643	-	-
Investment Companies	-	14,661,126	-
Investments Purchased with Cash Collateral from Securities Lending	-	14,007,528	-
Total Investments in Securities	$13,914,066	$688,255,864	$2,277,528
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	18,694	-
Futures Contracts	315,573	-	-
Total Assets	$14,229,639	$688,274,558	$2,277,528
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$44,466	$-
Futures Contracts	134,504	-	-
Total Liabilities	$134,504	$44,466	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 9

Janus Henderson High-Yield Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $668,470,574)(1)	$678,580,310
Affiliated investments, at value (cost $25,866,195)	25,867,148
Deposits with brokers for futures	1,010,000
Forward foreign currency exchange contracts	18,694
Cash denominated in foreign currency (cost $21,434)	21,434
Variation margin receivable on futures contracts	77,999
Trustees' deferred compensation	20,719
Receivables:
Interest	12,442,887
Investments sold	8,617,376
Fund shares sold	390,207
Dividends from affiliates	53,396
Other assets	399,063
Total Assets	727,499,233
Liabilities:
Due to custodian	133,857
Collateral for securities loaned (Note 3)	14,007,528
Forward foreign currency exchange contracts	44,466
Variation margin payable on futures contracts	32,688
Payables:
Fund shares repurchased	6,986,432
Investments purchased	6,429,575
Advisory fees	345,048
Dividends	279,665
Transfer agent fees and expenses	100,872
Professional fees	43,481
Trustees' deferred compensation fees	20,719
12b-1 Distribution and shareholder servicing fees	10,820
Custodian fees	1,851
Affiliated fund administration fees payable	1,536
Trustees' fees and expenses	262
Accrued expenses and other payables	127,895
Total Liabilities	28,566,695
Commitments and contingent liabilities (Note 4)
Net Assets	$698,932,538
See footnotes at the end of the Statement.
See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson High-Yield Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$988,556,080
Total distributable earnings (loss)	(289,623,542)
Total Net Assets	$698,932,538
Net Assets - Class A Shares	$35,038,046
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,684,636
Net Asset Value Per Share(2)	$7.48
Maximum Offering Price Per Share(3)	$7.85
Net Assets - Class C Shares	$2,542,998
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	339,858
Net Asset Value Per Share(2)	$7.48
Net Assets - Class D Shares	$307,609,913
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	41,113,713
Net Asset Value Per Share	$7.48
Net Assets - Class I Shares	$142,194,833
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,997,259
Net Asset Value Per Share	$7.49
Net Assets - Class N Shares	$27,135,878
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,624,331
Net Asset Value Per Share	$7.49
Net Assets - Class R Shares	$1,667,043
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	223,030
Net Asset Value Per Share	$7.47
Net Assets - Class S Shares	$680,779
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	90,896
Net Asset Value Per Share	$7.49
Net Assets - Class T Shares	$182,063,048
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,335,364
Net Asset Value Per Share	$7.48

(1)	Includes $13,534,293 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson High-Yield Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Interest	$24,496,800
Dividends from affiliates	603,790
Affiliated securities lending income, net	99,107
Dividends	61,360
Unaffiliated securities lending income, net	24,758
Other income	118,857
Total Investment Income	25,404,672
Expenses:
Advisory fees	2,085,014
12b-1 Distribution and shareholder servicing fees:
Class A Shares	44,014
Class C Shares	11,483
Class R Shares	4,447
Class S Shares	984
Transfer agent administrative fees and expenses:
Class D Shares	164,824
Class R Shares	2,224
Class S Shares	984
Class T Shares	232,318
Transfer agent networking and omnibus fees:
Class A Shares	8,309
Class C Shares	518
Class I Shares	87,699
Other transfer agent fees and expenses:
Class A Shares	962
Class C Shares	62
Class D Shares	19,764
Class I Shares	2,017
Class N Shares	672
Class R Shares	37
Class S Shares	18
Class T Shares	919
Registration fees	51,706
Professional fees	36,850
Shareholder reports expense	31,874
Affiliated fund administration fees	12,134
Custodian fees	9,949
Trustees' fees and expenses	6,557
Other expenses	101,441
Total Expenses	2,917,780
Less: Excess Expense Reimbursement and Waivers	(129,946)
Net Expenses	2,787,834
Net Investment Income/(Loss)	22,616,838
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson High-Yield Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$10,342,441
Investments in affiliates	628
Forward foreign currency exchange contracts	(7,624)
Futures contracts	(309,483)
Swap contracts	(86,453)
Total Net Realized Gain/(Loss) on Investments	9,939,509
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(1,688,434)
Investments in affiliates	953
Forward foreign currency exchange contracts	7,718
Futures contracts	373,681
Swap contracts	(1,030)
Total Change in Unrealized Net Appreciation/Depreciation	(1,307,112)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$31,249,235
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson High-Yield Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$22,616,838	$44,857,903
Net realized gain/(loss) on investments	9,939,509	12,273,818
Change in unrealized net appreciation/depreciation	(1,307,112)	2,179,970
Net Increase/(Decrease) in Net Assets Resulting from Operations	31,249,235	59,311,691
Dividends and Distributions to Shareholders:
Class A Shares	(1,104,952)	(2,004,234)
Class C Shares	(64,807)	(153,667)
Class D Shares	(9,927,366)	(20,341,094)
Class I Shares	(4,589,731)	(7,032,857)
Class N Shares	(895,121)	(2,087,703)
Class R Shares	(51,809)	(105,781)
Class S Shares	(23,936)	(49,845)
Class T Shares	(5,888,088)	(13,014,536)
Net Decrease from Dividends and Distributions to Shareholders	(22,545,810)	(44,789,717)
Capital Share Transactions:
Class A Shares	819,065	4,054,139
Class C Shares	440,472	(763,895)
Class D Shares	6,332,255	(1,895)
Class I Shares	(1,599,984)	33,495,949
Class N Shares	(80,859)	(44,556,553)
Class R Shares	(57,887)	144,069
Class S Shares	(81,214)	(110,538)
Class T Shares	(2,139,661)	(24,722,250)
Net Increase/(Decrease) from Capital Share Transactions	3,632,187	(32,460,974)
Net Increase/(Decrease) in Net Assets	12,335,612	(17,939,000)
Net Assets:
Beginning of period	686,596,926	704,535,926
End of period	$698,932,538	$686,596,926
See Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson High-Yield Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.39	$7.23	$7.05	$6.99	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.49	0.46	0.42	0.36	0.39
Net realized and unrealized gain/(loss)	0.09	0.16	0.18	0.06	(1.64)	0.88
Total from Investment Operations	0.33	0.65	0.64	0.48	(1.28)	1.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.49)	(0.46)	(0.42)	(0.37)	(0.40)
Total Dividends and Distributions	(0.24)	(0.49)	(0.46)	(0.42)	(0.37)	(0.40)
Net Asset Value, End of Period	$7.48	$7.39	$7.23	$7.05	$6.99	$8.64
Total Return*	4.48%	9.31%	9.34%	6.99%	(15.31)%	16.69%
Net Assets, End of Period (in thousands)	$35,038	$33,776	$29,106	$20,698	$24,533	$38,432
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.97%	0.99%	0.97%	1.01%	0.98%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.94%	0.94%	0.98%	0.98%	0.97%
Ratio of Net Investment Income/(Loss)	6.33%	6.77%	6.45%	5.97%	4.41%	4.71%
Portfolio Turnover Rate	80%	127%	87%	73%	81%	120%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson High-Yield Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.39	$7.23	$7.05	$6.99	$8.63	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.44	0.41	0.37	0.31	0.34
Net realized and unrealized gain/(loss)	0.09	0.16	0.18	0.06	(1.63)	0.86
Total from Investment Operations	0.30	0.60	0.59	0.43	(1.32)	1.20
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.44)	(0.41)	(0.37)	(0.32)	(0.34)
Total Dividends and Distributions	(0.21)	(0.44)	(0.41)	(0.37)	(0.32)	(0.34)
Net Asset Value, End of Period	$7.48	$7.39	$7.23	$7.05	$6.99	$8.63
Total Return*	4.09%	8.53%	8.64%	6.24%	(15.81)%	15.73%
Net Assets, End of Period (in thousands)	$2,543	$2,077	$2,786	$4,249	$5,200	$7,519
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.83%	1.82%	1.69%	1.77%	1.71%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.67%	1.66%	1.58%	1.70%	1.68%	1.69%
Ratio of Net Investment Income/(Loss)	5.60%	6.03%	5.76%	5.28%	3.71%	4.03%
Portfolio Turnover Rate	80%	127%	87%	73%	81%	120%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | December 31, 2025

Janus Henderson High-Yield Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.39	$7.23	$7.05	$6.99	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.51	0.47	0.44	0.38	0.41
Net realized and unrealized gain/(loss)	0.09	0.16	0.18	0.05	(1.64)	0.88
Total from Investment Operations	0.33	0.67	0.65	0.49	(1.26)	1.29
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.51)	(0.47)	(0.43)	(0.39)	(0.42)
Total Dividends and Distributions	(0.24)	(0.51)	(0.47)	(0.43)	(0.39)	(0.42)
Net Asset Value, End of Period	$7.48	$7.39	$7.23	$7.05	$6.99	$8.64
Total Return*	4.57%	9.51%	9.54%	7.23%	(15.13)%	16.93%
Net Assets, End of Period (in thousands)	$307,610	$297,517	$291,392	$283,345	$279,111	$347,855
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.81%	0.79%	0.80%	0.76%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.75%	0.76%	0.77%	0.76%	0.76%
Ratio of Net Investment Income/(Loss)	6.51%	6.94%	6.62%	6.21%	4.64%	4.92%
Portfolio Turnover Rate	80%	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson High-Yield Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.39	$7.23	$7.05	$7.00	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.51	0.47	0.44	0.39	0.42
Net realized and unrealized gain/(loss)	0.10	0.16	0.18	0.04	(1.64)	0.88
Total from Investment Operations	0.34	0.67	0.65	0.48	(1.25)	1.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.51)	(0.47)	(0.43)	(0.39)	(0.43)
Total Dividends and Distributions	(0.24)	(0.51)	(0.47)	(0.43)	(0.39)	(0.43)
Net Asset Value, End of Period	$7.49	$7.39	$7.23	$7.05	$7.00	$8.64
Total Return*	4.71%	9.53%	9.56%	7.10%	(14.98)%	16.99%
Net Assets, End of Period (in thousands)	$142,195	$141,987	$105,742	$144,956	$165,462	$264,363
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.78%	0.76%	0.75%	0.72%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.73%	0.74%	0.74%	0.72%	0.71%
Ratio of Net Investment Income/(Loss)	6.51%	6.96%	6.62%	6.22%	4.66%	4.97%
Portfolio Turnover Rate	80%	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | December 31, 2025

Janus Henderson High-Yield Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.39	$7.23	$7.05	$6.99	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.52	0.48	0.45	0.39	0.42
Net realized and unrealized gain/(loss)	0.10	0.16	0.18	0.05	(1.64)	0.88
Total from Investment Operations	0.35	0.68	0.66	0.50	(1.25)	1.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.52)	(0.48)	(0.44)	(0.40)	(0.43)
Total Dividends and Distributions	(0.25)	(0.52)	(0.48)	(0.44)	(0.40)	(0.43)
Net Asset Value, End of Period	$7.49	$7.39	$7.23	$7.05	$6.99	$8.64
Total Return*	4.77%	9.64%	9.68%	7.37%	(15.01)%	17.09%
Net Assets, End of Period (in thousands)	$27,136	$26,882	$70,554	$99,579	$165,384	$149,967
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.68%	0.65%	0.65%	0.63%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.63%	0.63%	0.64%	0.63%	0.62%
Ratio of Net Investment Income/(Loss)	6.63%	7.04%	6.73%	6.27%	4.80%	5.05%
Portfolio Turnover Rate	80%	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson High-Yield Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.38	$7.23	$7.04	$6.99	$8.63	$7.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.46	0.42	0.39	0.33	0.35
Net realized and unrealized gain/(loss)	0.09	0.15	0.19	0.05	(1.63)	0.89
Total from Investment Operations	0.31	0.61	0.61	0.44	(1.30)	1.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.46)	(0.42)	(0.39)	(0.34)	(0.37)
Total Dividends and Distributions	(0.22)	(0.46)	(0.42)	(0.39)	(0.34)	(0.37)
Net Asset Value, End of Period	$7.47	$7.38	$7.23	$7.04	$6.99	$8.63
Total Return*	4.24%	8.70%	9.03%	6.41%	(15.56)%	16.20%
Net Assets, End of Period (in thousands)	$1,667	$1,705	$1,529	$7,071	$6,351	$7,788
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.59%	1.59%	1.44%	1.45%	1.41%	1.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.39%	1.37%	1.37%	1.39%	1.38%	1.39%
Ratio of Net Investment Income/(Loss)	5.86%	6.33%	5.94%	5.60%	4.02%	4.20%
Portfolio Turnover Rate	80%	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | December 31, 2025

Janus Henderson High-Yield Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.40	$7.24	$7.06	$7.00	$8.65	$7.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.48	0.44	0.41	0.35	0.38
Net realized and unrealized gain/(loss)	0.09	0.16	0.18	0.06	(1.64)	0.88
Total from Investment Operations	0.32	0.64	0.62	0.47	(1.29)	1.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.48)	(0.44)	(0.41)	(0.36)	(0.39)
Total Dividends and Distributions	(0.23)	(0.48)	(0.44)	(0.41)	(0.36)	(0.39)
Net Asset Value, End of Period	$7.49	$7.40	$7.24	$7.06	$7.00	$8.65
Total Return*	4.37%	9.10%	9.14%	6.83%	(15.42)%	16.47%
Net Assets, End of Period (in thousands)	$681	$753	$845	$1,260	$1,449	$2,237
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.55%	1.57%	1.39%	1.35%	1.28%	1.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.12%	1.13%	1.13%	1.13%	1.15%
Ratio of Net Investment Income/(Loss)	6.13%	6.56%	6.25%	5.83%	4.25%	4.53%
Portfolio Turnover Rate	80%	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson High-Yield Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.39	$7.23	$7.05	$6.99	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.50	0.46	0.43	0.37	0.40
Net realized and unrealized gain/(loss)	0.09	0.16	0.18	0.05	(1.64)	0.88
Total from Investment Operations	0.33	0.66	0.64	0.48	(1.27)	1.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.50)	(0.46)	(0.42)	(0.38)	(0.41)
Total Dividends and Distributions	(0.24)	(0.50)	(0.46)	(0.42)	(0.38)	(0.41)
Net Asset Value, End of Period	$7.48	$7.39	$7.23	$7.05	$6.99	$8.64
Total Return*	4.51%	9.38%	9.43%	7.12%	(15.21)%	16.82%
Net Assets, End of Period (in thousands)	$182,063	$181,900	$202,581	$266,544	$283,236	$372,314
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.92%	0.90%	0.90%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.87%	0.86%	0.87%	0.86%	0.85%
Ratio of Net Investment Income/(Loss)	6.39%	6.81%	6.50%	6.10%	4.53%	4.82%
Portfolio Turnover Rate	80%	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | December 31, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson High-Yield Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 23

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
December 31, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
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Notes to Financial Statements (unaudited)
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
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Notes to Financial Statements (unaudited)
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at December 31, 2025.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
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Notes to Financial Statements (unaudited)
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the
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Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
32 | December 31, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
Janus Investment Fund | 33

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of December 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $13,534,293. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2025 is $14,007,528, resulting in the net amount due to the counterparty of $473,235.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.65
Over $300 Million	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.63% for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain
34 | December 31, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
Janus Investment Fund | 35

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $1,350.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class A Shares paid CDSCs of $600 to Janus
Henderson Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
36 | December 31, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(96,971,885)	$(213,958,867)	$(310,930,752)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$694,227,075	$15,651,460	$(5,431,077)	$10,220,383
Information on the tax components of derivatives as of December 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$334,267	$(178,970)	$155,297
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Janus Investment Fund | 37

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,622,191	$12,086,823	2,997,627	$21,984,255
Reinvested dividends and distributions	142,550	1,063,286	258,934	1,897,088
Shares repurchased	(1,652,828)	(12,331,044)	(2,710,131)	(19,827,204)
Net Increase/(Decrease)	111,913	$819,065	546,430	$4,054,139
Class C Shares:
Shares sold	79,431	$594,452	46,540	$338,015
Reinvested dividends and distributions	8,537	63,737	20,284	148,727
Shares repurchased	(29,165)	(217,717)	(171,002)	(1,250,637)
Net Increase/(Decrease)	58,803	$440,472	(104,178)	$(763,895)
Class D Shares:
Shares sold	2,414,959	$18,010,733	3,961,043	$28,912,629
Reinvested dividends and distributions	1,142,624	8,528,970	2,396,127	17,566,307
Shares repurchased	(2,709,663)	(20,207,448)	(6,385,707)	(46,480,831)
Net Increase/(Decrease)	847,920	$6,332,255	(28,537)	$(1,895)
Class I Shares:
Shares sold	2,652,998	$19,769,725	9,390,493	$68,318,049
Reinvested dividends and distributions	571,514	4,266,135	900,026	6,601,727
Shares repurchased	(3,435,931)	(25,635,844)	(5,698,542)	(41,423,827)
Net Increase/(Decrease)	(211,419)	$(1,599,984)	4,591,977	$33,495,949
Class N Shares:
Shares sold	129,038	$962,242	3,408,341	$25,105,892
Reinvested dividends and distributions	115,926	865,855	276,686	2,028,607
Shares repurchased	(256,251)	(1,908,956)	(9,805,892)	(71,691,052)
Net Increase/(Decrease)	(11,287)	$(80,859)	(6,120,865)	$(44,556,553)
Class R Shares:
Shares sold	56,443	$421,647	67,350	$492,304
Reinvested dividends and distributions	6,949	51,803	14,426	105,634
Shares repurchased	(71,358)	(531,337)	(62,325)	(453,869)
Net Increase/(Decrease)	(7,966)	$(57,887)	19,451	$144,069
Class S Shares:
Shares sold	4,216	$31,466	15,948	$117,494
Reinvested dividends and distributions	3,197	23,880	6,773	49,721
Shares repurchased	(18,304)	(136,560)	(37,710)	(277,753)
Net Increase/(Decrease)	(10,891)	$(81,214)	(14,989)	$(110,538)
Class T Shares:
Shares sold	4,343,967	$32,354,178	3,020,700	$22,151,258
Reinvested dividends and distributions	776,566	5,796,407	1,741,978	12,773,259
Shares repurchased	(5,405,606)	(40,290,246)	(8,156,836)	(59,646,767)
Net Increase/(Decrease)	(285,073)	$(2,139,661)	(3,394,158)	$(24,722,250)
7. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$537,272,855	$533,656,511	$-	$-
38 | December 31, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements (unaudited)
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 39

Janus Henderson High-Yield Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
48 | December 31, 2025

Janus Henderson High-Yield Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 49

Janus Henderson High-Yield Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
50 | December 31, 2025

Janus Henderson High-Yield Fund
Notes
Janus Investment Fund | 51

Janus Henderson High-Yield Fund
Notes
52 | December 31, 2025

Janus Henderson High-Yield Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93026 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson International Dividend Fund
Janus Investment Fund

Janus Henderson International Dividend Fund

Janus Henderson International Dividend Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Common Stocks – 94.2%
Aerospace & Defense – 3.1%
Airbus SE	11,480	$2,662,602
BAE Systems PLC	229,152	5,267,036
		7,929,638
Banks – 9.5%
BNP Paribas SA	77,857	7,366,650
Natwest Group PLC	681,845	5,945,960
Nordea Bank Abp	287,522	5,419,433
Resona Holdings Inc	607,900	5,764,663
		24,496,706
Beverages – 4.6%
Carlsberg A/S	41,446	5,433,772
Coca-Cola European Partners PLC	70,213	6,368,319
		11,802,091
Building Products – 1.4%
Cie de Saint-Gobain	36,394	3,694,157
Capital Markets – 3.9%
Hong Kong Exchanges & Clearing Ltd	104,400	5,455,037
Intermediate Capital Group PLC	166,809	4,599,071
		10,054,108
Chemicals – 1.6%
Shin-Etsu Chemical Co Ltd	132,800	4,130,355
Diversified Telecommunication Services – 1.6%
Deutsche Telekom AG	130,752	4,240,894
Electric Utilities – 2.2%
Iberdrola SA	256,804	5,558,090
Electrical Equipment – 2.5%
Schneider Electric SE	23,204	6,359,718
Electronic Equipment, Instruments & Components – 1.5%
Murata Manufacturing Co Ltd	182,500	3,789,115
Household Durables – 2.3%
Sony Corp	229,300	5,861,693
Industrial Conglomerates – 2.5%
Siemens AG	22,501	6,318,565
Insurance – 10.0%
AIA Group Ltd	564,200	5,795,325
AXA SA	97,998	4,712,801
Dai-ichi Life Holdings Inc	757,700	6,291,398
Tokio Marine Holdings Inc	67,300	2,498,889
Zurich Insurance Group AG	8,548	6,489,717
		25,788,130
Interactive Media & Services – 2.0%
Tencent Holdings Ltd	66,100	5,065,191
Machinery – 3.8%
Daimler Truck Holding AG	120,868	5,299,566
Komatsu Ltd	138,400	4,424,797
		9,724,363
Media – 2.0%
Publicis Groupe SA	49,241	5,107,894
Metals & Mining – 2.2%
Rio Tinto PLC	69,365	5,533,288
Multi-Utilities – 2.0%
National Grid PLC	336,377	5,183,017
Oil, Gas & Consumable Fuels – 2.0%
Shell PLC	139,971	5,165,739
Personal Products – 2.0%
Unilever PLC	77,872	5,103,825
Pharmaceuticals – 7.6%
AstraZeneca PLC	33,798	6,224,204
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson International Dividend Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Roche Holding AG	18,529	$7,659,378
Sanofi	59,711	5,792,542
		19,676,124
Professional Services – 2.5%
RELX PLC	157,484	6,418,257
Road & Rail – 1.0%
Full Truck Alliance Co (ADR)	251,631	2,700,001
Semiconductor & Semiconductor Equipment – 8.5%
MediaTek Inc	77,000	3,489,380
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	34,679	10,538,601
Tokyo Electron Ltd	36,300	7,973,135
		22,001,116
Software – 2.4%
SAP SE	25,669	6,280,124
Specialty Retail – 2.2%
Industria de Diseno Textil SA	84,656	5,575,857
Textiles, Apparel & Luxury Goods – 4.0%
Cie Financiere Richemont SA (REG)	36,038	7,779,549
LVMH Moet Hennessy Louis Vuitton SE	3,412	2,572,093
		10,351,642
Tobacco – 1.9%
British American Tobacco PLC	88,125	4,993,824
Wireless Telecommunication Services – 1.4%
KDDI Corp	211,700	3,662,532
Total Common Stocks (cost $192,900,871)		242,566,054
Preferred Stocks – 3.9%
Technology Hardware, Storage & Peripherals – 3.9%
Samsung Electronics Co Ltd (cost $6,286,666)	161,869	9,935,357
Investment Companies – 1.1%
Money Markets – 1.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $2,962,695)	2,962,068	2,962,957
Total Investments (total cost $202,150,232) – 99.2%		255,464,368
Cash, Receivables and Other Assets, net of Liabilities – 0.8%		1,950,725
Net Assets – 100%		$257,415,093

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
Japan	$44,396,577	17.4%
United Kingdom	44,114,719	17.3
France	38,268,457	15.0
Germany	22,139,149	8.7
Switzerland	21,928,644	8.6
Taiwan	14,027,981	5.5
Netherlands	11,522,082	4.5
Hong Kong	11,250,362	4.4
Spain	11,133,947	4.3
South Korea	9,935,357	3.9
United States	8,128,696	3.2
China	7,765,192	3.0
Denmark	5,433,772	2.1
Finland	5,419,433	2.1
Total	$255,464,368	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson International Dividend Fund
Schedule of Investments (unaudited)
December 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 1.1%
Money Markets - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$8,911,327	$62,040,110	$(67,989,213)	$471	$262	$2,962,957	2,962,068	$177,033
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson International Dividend Fund
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

ºº	Rate shown is the 7-day yield as of December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Beverages	$6,368,319	$5,433,772	$-
Road & Rail	2,700,001	-	-
Semiconductor & Semiconductor Equipment	10,538,601	11,462,515	-
All Other	-	206,062,846	-
Preferred Stocks	-	9,935,357	-
Investment Companies	-	2,962,957	-
Total Assets	$19,606,921	$235,857,447	$-
4  | December 31, 2025

Janus Henderson International Dividend Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $199,187,537)	$252,501,411
Affiliated investments, at value (cost $2,962,695)	2,962,957
Cash denominated in foreign currency (cost $60)	60
Trustees' deferred compensation	7,590
Receivables:
Foreign tax reclaims	1,425,369
Fund shares sold	441,488
Dividends	333,205
Dividends from affiliates	26,341
Other assets	167,870
Total Assets	257,866,291
Liabilities:
Payables:
Fund shares repurchased	175,288
Advisory fees	140,705
Professional fees	47,588
Transfer agent fees and expenses	27,824
12b-1 Distribution and shareholder servicing fees	12,442
Trustees' deferred compensation fees	7,590
Custodian fees	3,064
Affiliated fund administration fees payable	558
Trustees' fees and expenses	44
Accrued expenses and other payables	36,095
Total Liabilities	451,198
Commitments and contingent liabilities (Note 3)
Net Assets	$257,415,093
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson International Dividend Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$197,581,142
Total distributable earnings (loss)	59,833,951
Total Net Assets	$257,415,093
Net Assets - Class A Shares	$43,947,847
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,419,442
Net Asset Value Per Share(1)	$18.16
Maximum Offering Price Per Share(2)	$19.27
Net Assets - Class C Shares	$3,191,739
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	182,098
Net Asset Value Per Share(1)	$17.53
Net Assets - Class D Shares	$39,607,232
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,175,081
Net Asset Value Per Share	$18.21
Net Assets - Class I Shares	$155,171,456
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,498,382
Net Asset Value Per Share	$18.26
Net Assets - Class N Shares	$3,285,846
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	180,362
Net Asset Value Per Share	$18.22
Net Assets - Class S Shares	$263,906
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,570
Net Asset Value Per Share	$18.11
Net Assets - Class T Shares	$11,947,067
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	658,515
Net Asset Value Per Share	$18.14

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson International Dividend Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Dividends	$2,411,344
Dividends from affiliates	177,033
Other income	3,144
Foreign tax withheld (Note 1)	26,640
Total Investment Income	2,618,161
Expenses:
Advisory fees	936,790
12b-1 Distribution and shareholder servicing fees:
Class A Shares	54,280
Class C Shares	16,058
Class S Shares	204
Transfer agent administrative fees and expenses:
Class D Shares	19,670
Class S Shares	324
Class T Shares	14,495
Transfer agent networking and omnibus fees:
Class A Shares	15,330
Class C Shares	1,268
Class I Shares	74,113
Other transfer agent fees and expenses:
Class A Shares	1,236
Class C Shares	90
Class D Shares	3,237
Class I Shares	2,320
Class N Shares	95
Class S Shares	5
Class T Shares	86
Professional fees	64,740
Registration fees	31,973
Shareholder reports expense	16,612
Custodian fees	9,125
Affiliated fund administration fees	4,302
Trustees' fees and expenses	2,431
Other expenses	63,087
Total Expenses	1,331,871
Less: Excess Expense Reimbursement and Waivers	(112,223)
Net Expenses	1,219,648
Net Investment Income/(Loss)	1,398,513
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	13,395,610
Investments in affiliates	471
Total Net Realized Gain/(Loss) on Investments	13,396,081
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	1,278,197
Investments in affiliates	262
Total Change in Unrealized Net Appreciation/Depreciation	1,278,459
Net Increase/(Decrease) in Net Assets Resulting from Operations	$16,073,053
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson International Dividend Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$1,398,513	$4,777,921
Net realized gain/(loss) on investments	13,396,081	11,917,408
Change in unrealized net appreciation/depreciation	1,278,459	19,051,312
Net Increase/(Decrease) in Net Assets Resulting from Operations	16,073,053	35,746,641
Dividends and Distributions to Shareholders:
Class A Shares	(2,680,144)	(2,322,907)
Class C Shares	(197,672)	(221,694)
Class D Shares	(2,360,639)	(1,279,219)
Class I Shares	(9,619,601)	(5,626,668)
Class N Shares	(203,347)	(738,672)
Class S Shares	(16,421)	(11,198)
Class T Shares	(722,581)	(583,144)
Net Decrease from Dividends and Distributions to Shareholders	(15,800,405)	(10,783,502)
Capital Share Transactions:
Class A Shares	1,975,607	(1,538,112)
Class C Shares	(300,810)	(2,214,294)
Class D Shares	7,295,862	9,123,136
Class I Shares	15,533,586	70,783,769
Class N Shares	(260,514)	(13,251,750)
Class S Shares	17,303	70,714
Class T Shares	455,860	2,683,977
Net Increase/(Decrease) from Capital Share Transactions	24,716,894	65,657,440
Net Increase/(Decrease) in Net Assets	24,989,542	90,620,579
Net Assets:
Beginning of period	232,425,551	141,804,972
End of period	$257,415,093	$232,425,551
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson International Dividend Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.16	$16.21	$14.27	$12.66	$14.83	$12.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09 (2)	0.37 (3)	0.31	0.39	0.45	0.56
Net realized and unrealized gain/(loss)	1.07	2.54	2.07	1.74	(1.95)	2.40
Total from Investment Operations	1.16	2.91	2.38	2.13	(1.50)	2.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.33)	(0.44)	(0.52)	(0.48)	(0.44)
Distributions (from capital gains)	(1.01)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(1.16)	(0.96)	(0.44)	(0.52)	(0.67)	(0.44)
Net Asset Value, End of Period	$18.16	$18.16	$16.21	$14.27	$12.66	$14.83
Total Return*	6.51%	18.78%	17.06%	17.42%	(10.49)%	24.38%
Net Assets, End of Period (in thousands)	$43,948	$41,930	$38,929	$33,195	$31,754	$33,270
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23% (4)	1.30% (5)	1.32%	1.38%	1.27%	1.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.17%	1.16%	1.18%	1.18%	1.15%
Ratio of Net Investment Income/(Loss)	0.96% (2)	2.27% (3)	2.13%	2.94%	3.14%	4.06%
Portfolio Turnover Rate	27%	50%	32%	62%	34%	52%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September and October 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.14%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September and October
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson International Dividend Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.57	$15.73	$13.84	$12.32	$14.49	$12.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02 (2)	0.22 (3)	0.17	0.26	0.32	0.44
Net realized and unrealized gain/(loss)	1.04	2.48	2.05	1.71	(1.88)	2.36
Total from Investment Operations	1.06	2.70	2.22	1.97	(1.56)	2.80
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.23)	(0.33)	(0.45)	(0.42)	(0.38)
Distributions (from capital gains)	(1.01)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(1.10)	(0.86)	(0.33)	(0.45)	(0.61)	(0.38)
Net Asset Value, End of Period	$17.53	$17.57	$15.73	$13.84	$12.32	$14.49
Total Return*	6.16%	17.89%	16.33%	16.50%	(11.11)%	23.48%
Net Assets, End of Period (in thousands)	$3,192	$3,497	$5,322	$7,573	$10,653	$17,760
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.03% (4)	2.07% (5)	2.04%	2.12%	2.01%	1.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.86%	1.88%	1.85%	1.92%	1.91%	1.87%
Ratio of Net Investment Income/(Loss)	0.24% (2)	1.37% (3)	1.20%	2.00%	2.27%	3.24%
Portfolio Turnover Rate	27%	50%	32%	62%	34%	52%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September and October 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.14%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September and October
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson International Dividend Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.20	$16.24	$14.29	$12.68	$14.84	$12.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11 (2)	0.44 (3)	0.34	0.41	0.49	0.60
Net realized and unrealized gain/(loss)	1.07	2.51	2.08	1.74	(1.97)	2.38
Total from Investment Operations	1.18	2.95	2.42	2.15	(1.48)	2.98
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.36)	(0.47)	(0.54)	(0.49)	(0.45)
Distributions (from capital gains)	(1.01)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(1.17)	(0.99)	(0.47)	(0.54)	(0.68)	(0.45)
Net Asset Value, End of Period	$18.21	$18.20	$16.24	$14.29	$12.68	$14.84
Total Return*	6.65%	19.00%	17.31%	17.55%	(10.33)%	24.58%
Net Assets, End of Period (in thousands)	$39,607	$32,298	$20,131	$17,311	$14,580	$11,877
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.05% (4)	1.13% (5)	1.23%	1.27%	1.14%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.97%	0.98%	1.01%	1.01%	0.98%
Ratio of Net Investment Income/(Loss)	1.15% (2)	2.68% (3)	2.30%	3.12%	3.43%	4.29%
Portfolio Turnover Rate	27%	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September and October 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.14%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September and October
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson International Dividend Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.25	$16.28	$14.33	$12.71	$14.86	$12.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11 (2)	0.46 (3)	0.36	0.39	0.48	0.59
Net realized and unrealized gain/(loss)	1.07	2.51	2.06	1.77	(1.94)	2.40
Total from Investment Operations	1.18	2.97	2.42	2.16	(1.46)	2.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.37)	(0.47)	(0.54)	(0.50)	(0.45)
Distributions (from capital gains)	(1.01)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(1.17)	(1.00)	(0.47)	(0.54)	(0.69)	(0.45)
Net Asset Value, End of Period	$18.26	$18.25	$16.28	$14.33	$12.71	$14.86
Total Return*	6.64%	19.05%	17.33%	17.62%	(10.23)%	24.68%
Net Assets, End of Period (in thousands)	$155,171	$139,455	$53,937	$42,376	$55,559	$68,416
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.00% (4)	1.08% (5)	1.09%	1.13%	1.04%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.92%	0.94%	0.93%	0.95%	0.95%	0.91%
Ratio of Net Investment Income/(Loss)	1.19% (2)	2.80% (3)	2.40%	2.98%	3.30%	4.27%
Portfolio Turnover Rate	27%	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September and October 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.14%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September and October
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson International Dividend Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.21	$16.25	$14.31	$12.69	$14.83	$12.30
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12 (2)	0.37 (3)	0.37	0.47	0.60	0.61
Net realized and unrealized gain/(loss)	1.07	2.60	2.06	1.70	(2.05)	2.38
Total from Investment Operations	1.19	2.97	2.43	2.17	(1.45)	2.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.38)	(0.49)	(0.55)	(0.50)	(0.46)
Distributions (from capital gains)	(1.01)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(1.18)	(1.01)	(0.49)	(0.55)	(0.69)	(0.46)
Net Asset Value, End of Period	$18.22	$18.21	$16.25	$14.31	$12.69	$14.83
Total Return*	6.70%	19.12%	17.39%	17.73%	(10.14)%	24.71%
Net Assets, End of Period (in thousands)	$3,286	$3,521	$15,645	$10,259	$6,384	$688
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99% (4)	0.99% (5)	1.03%	1.12%	1.08%	1.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.84%	0.84%	0.87%	0.88%	0.84%
Ratio of Net Investment Income/(Loss)	1.32% (2)	2.26% (3)	2.52%	3.51%	4.30%	4.41%
Portfolio Turnover Rate	27%	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September and October 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.14%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September and October
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson International Dividend Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.11	$16.17	$14.23	$12.63	$14.78	$12.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09 (2)	0.41 (3)	0.40	0.41	0.48	0.59
Net realized and unrealized gain/(loss)	1.07	2.50	1.99	1.73	(1.94)	2.39
Total from Investment Operations	1.16	2.91	2.39	2.14	(1.46)	2.98
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.34)	(0.45)	(0.54)	(0.50)	(0.47)
Distributions (from capital gains)	(1.01)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(1.16)	(0.97)	(0.45)	(0.54)	(0.69)	(0.47)
Net Asset Value, End of Period	$18.11	$18.11	$16.17	$14.23	$12.63	$14.78
Total Return*	6.53%	18.83%	17.23%	17.58%	(10.27)%	24.68%
Net Assets, End of Period (in thousands)	$264	$247	$149	$68	$58	$65
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.49% (4)	2.92% (5)	4.31%	6.18%	5.83%	6.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.13%	1.07%	1.00%	0.95%	0.91%
Ratio of Net Investment Income/(Loss)	0.97% (2)	2.53% (3)	2.67%	3.12%	3.36%	4.27%
Portfolio Turnover Rate	27%	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September and October 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.14%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September and October
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson International Dividend Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.14	$16.19	$14.26	$12.65	$14.81	$12.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10 (2)	0.42 (3)	0.34	0.43	0.46	0.56
Net realized and unrealized gain/(loss)	1.06	2.51	2.04	1.70	(1.95)	2.40
Total from Investment Operations	1.16	2.93	2.38	2.13	(1.49)	2.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.35)	(0.45)	(0.52)	(0.48)	(0.44)
Distributions (from capital gains)	(1.01)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(1.16)	(0.98)	(0.45)	(0.52)	(0.67)	(0.44)
Net Asset Value, End of Period	$18.14	$18.14	$16.19	$14.26	$12.65	$14.81
Total Return*	6.56%	18.89%	17.09%	17.45%	(10.41)%	24.45%
Net Assets, End of Period (in thousands)	$11,947	$11,479	$7,691	$5,363	$20,258	$28,439
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18% (4)	1.25% (5)	1.30%	1.27%	1.21%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.09%	1.09%	1.10%	1.11%	1.09%
Ratio of Net Investment Income/(Loss)	1.04% (2)	2.57% (3)	2.33%	3.22%	3.16%	4.06%
Portfolio Turnover Rate	27%	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September and October 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.14%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September and October
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.02%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson International Dividend Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks income with the potential for capital growth over the long-term. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | December 31, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | December 31, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared and distributed quarterly for the fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $202,150 of tax reclaims received as well as $26,114 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and
Janus Investment Fund | 19

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.75
Next $1 Billion	0.65
Above $2 Billion	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
20 | December 31, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.77% for at least a one-year period commencing on October 28, 2025. The previous expense limit (for a one-year period commencing October 28, 2024) was 0.84%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the
Janus Investment Fund | 21

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $879.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash
22 | December 31, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of December 31, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	-	-
Class S Shares	38	- *
Class T Shares	-	-

*Less than 0.50%
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$201,968,974	$55,515,990	$(2,020,596)	$53,495,394
Janus Investment Fund | 23

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	85,052	$1,561,869	323,979	$5,271,710
Reinvested dividends and distributions	146,396	2,614,954	139,791	2,266,560
Shares repurchased	(120,837)	(2,201,216)	(556,238)	(9,076,382)
Net Increase/(Decrease)	110,611	$1,975,607	(92,468)	$(1,538,112)
Class C Shares:
Shares sold	18,998	$336,532	29,620	$464,402
Reinvested dividends and distributions	10,869	187,272	13,642	213,556
Shares repurchased	(46,780)	(824,614)	(182,701)	(2,892,252)
Net Increase/(Decrease)	(16,913)	$(300,810)	(139,439)	$(2,214,294)
Class D Shares:
Shares sold	654,385	$12,037,594	895,905	$15,030,107
Reinvested dividends and distributions	129,186	2,312,913	76,224	1,248,628
Shares repurchased	(383,026)	(7,054,645)	(437,138)	(7,155,599)
Net Increase/(Decrease)	400,545	$7,295,862	534,991	$9,123,136
Class I Shares:
Shares sold	1,182,118	$21,737,942	5,923,302	$96,389,777
Reinvested dividends and distributions	529,391	9,504,664	336,486	5,520,966
Shares repurchased	(855,945)	(15,709,020)	(1,930,536)	(31,126,974)
Net Increase/(Decrease)	855,564	$15,533,586	4,329,252	$70,783,769
Class N Shares:
Shares sold	21,892	$402,258	234,977	$3,759,479
Reinvested dividends and distributions	11,344	203,347	45,924	738,672
Shares repurchased	(46,257)	(866,119)	(1,050,265)	(17,749,901)
Net Increase/(Decrease)	(13,021)	$(260,514)	(769,364)	$(13,251,750)
Class S Shares:
Shares sold	598	$11,078	4,132	$65,836
Reinvested dividends and distributions	922	16,421	690	11,198
Shares repurchased	(571)	(10,196)	(389)	(6,320)
Net Increase/(Decrease)	949	$17,303	4,433	$70,714
Class T Shares:
Shares sold	108,753	$1,986,233	406,940	$6,681,550
Reinvested dividends and distributions	38,323	683,468	33,875	549,876
Shares repurchased	(121,388)	(2,213,841)	(282,917)	(4,547,449)
Net Increase/(Decrease)	25,688	$455,860	157,898	$2,683,977
6. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$79,776,737	$63,554,921	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
24 | December 31, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements (unaudited)
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 25

Janus Henderson International Dividend Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson International Dividend Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson International Dividend Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 33

Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
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Janus Henderson International Dividend Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 35

Janus Henderson International Dividend Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
36 | December 31, 2025

Janus Henderson International Dividend Fund
Notes
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93075 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Mid Cap Value Fund
Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.8%
Aerospace & Defense – 2.5%
BWX Technologies Inc	84,997	$14,690,881
L3Harris Technologies Inc	114,073	33,488,411
		48,179,292
Banks – 5.3%
Cullen/Frost Bankers Inc	128,597	16,284,238
PNC Financial Services Group Inc/The	210,923	44,025,958
Wintrust Financial Corp	300,654	42,037,442
		102,347,638
Beverages – 0.5%
Keurig Dr Pepper Inc	362,551	10,155,054
Biotechnology – 1.1%
BioMarin Pharmaceutical Inc*	175,497	10,429,787
Revolution Medicines Inc*	63,409	5,050,527
United Therapeutics Corp*	13,376	6,517,456
		21,997,770
Building Products – 1.5%
Carlisle Cos Inc	93,165	29,799,757
Capital Markets – 3.0%
Lazard Inc	668,373	32,456,193
MarketAxess Holdings Inc	137,804	24,976,975
		57,433,168
Chemicals – 3.5%
Corteva Inc	423,270	28,371,788
Solstice Advanced Materials Inc*	361,216	17,547,873
Westlake Chemical Corp	284,984	21,071,717
		66,991,378
Commercial Services & Supplies – 1.5%
Waste Connections Inc	161,145	28,258,387
Construction Materials – 1.5%
Martin Marietta Materials Inc	45,325	28,222,064
Consumer Finance – 1.7%
Ally Financial Inc	704,067	31,887,194
Containers & Packaging – 2.0%
Ball Corp	709,053	37,558,537
Distributors – 1.3%
LKQ Corp	848,745	25,632,099
Electric Utilities – 6.4%
Alliant Energy Corp	783,265	50,920,058
Entergy Corp	442,577	40,907,392
PPL Corp	895,174	31,348,993
		123,176,443
Electrical Equipment – 1.7%
AMETEK Inc	160,601	32,972,991
Electronic Equipment, Instruments & Components – 7.1%
Arrow Electronics Inc*	33,808	3,724,965
CDW Corp/DE	148,365	20,207,313
Fabrinet*	46,464	21,154,130
Keysight Technologies Inc*	99,568	20,231,222
Littelfuse Inc	125,791	31,815,060
Vontier Corp	1,047,951	38,962,818
		136,095,508
Energy Equipment & Services – 0.7%
Baker Hughes Co	288,751	13,149,721
Entertainment – 1.3%
Electronic Arts Inc	119,805	24,479,756
Food & Staples Retailing – 2.4%
Casey's General Stores Inc	83,669	46,244,693
Janus Investment Fund | 1

Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Food Products – 1.0%
Cal-Maine Foods Inc	91,372	$7,270,470
Lamb Weston Holdings Inc	272,235	11,403,924
		18,674,394
Health Care Equipment & Supplies – 2.4%
Globus Medical Inc*	218,319	19,061,432
Hologic Inc*	360,372	26,844,110
		45,905,542
Health Care Providers & Services – 3.5%
Cardinal Health Inc	127,711	26,244,610
Humana Inc	58,915	15,089,899
Labcorp Holdings Inc	106,953	26,832,369
		68,166,878
Household Durables – 2.2%
Toll Brothers Inc	168,885	22,836,630
TopBuild Corp*	45,937	19,164,457
		42,001,087
Industrial Conglomerates – 1.8%
3M Co	210,956	33,774,056
Industrial Real Estate Investment Trusts (REITs) – 1.0%
STAG Industrial Inc	524,639	19,285,730
Insurance – 8.1%
Axis Capital Holdings Ltd	343,530	36,788,628
Everest Re Group Ltd	128,102	43,471,414
Hartford Financial Services Group Inc	262,574	36,182,697
Selective Insurance Group Inc	469,369	39,272,104
		155,714,843
Life Sciences Tools & Services – 1.8%
ICON PLC*	193,035	35,174,838
Machinery – 1.8%
Lincoln Electric Holdings Inc	144,861	34,714,490
Marine – 1.6%
Kirby Corp*	272,289	30,000,802
Media – 2.0%
Fox Corp - Class B	589,721	38,290,585
Metals & Mining – 1.9%
Freeport-McMoRan Inc	714,475	36,288,185
Oil, Gas & Consumable Fuels – 4.8%
Chesapeake Energy Corp	393,930	43,474,115
ConocoPhillips	338,286	31,666,952
Valero Energy Corp	106,307	17,305,717
		92,446,784
Professional Services – 2.1%
TransUnion	463,236	39,722,487
Real Estate Management & Development – 1.2%
CBRE Group Inc*	138,955	22,342,574
Residential Real Estate Investment Trusts (REITs) – 0.8%
Equity LifeStyle Properties Inc	270,814	16,414,037
Retail Real Estate Investment Trusts (REITs) – 2.2%
Agree Realty Corp	590,229	42,514,195
Road & Rail – 2.7%
Canadian Pacific Kansas City Ltd	299,620	22,061,020
Landstar System Inc	113,298	16,280,923
Saia Inc*	40,885	13,349,770
		51,691,713
Semiconductor & Semiconductor Equipment – 2.2%
Qnity Electronics Inc	245,445	20,040,584
Teradyne Inc	113,978	22,061,582
		42,102,166
2  | December 31, 2025

Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialized Real Estate Investment Trusts (REITs) – 2.0%
Lamar Advertising Co	307,284	$38,896,009
Specialty Retail – 4.6%
AutoZone Inc*	7,122	24,154,263
Bath & Body Works Inc	537,507	10,793,141
Boot Barn Holdings Inc*	64,660	11,410,550
Burlington Stores Inc*	75,173	21,713,721
O'Reilly Automotive Inc*	216,859	19,779,709
		87,851,384
Trading Companies & Distributors – 1.1%
MSC Industrial Direct Co Inc	240,922	20,261,540
Total Common Stocks (cost $1,295,908,610)		1,876,815,769
Repurchase Agreements – 2.2%
ING Financial Markets LLC, Joint repurchase agreement, 3.7800%, dated 12/31/25, maturing 1/2/26 to be repurchased at $20,404,284 collateralized by $20,421,654 in U.S. Treasuries 1.8750% - 4.1250%, 10/15/28 - 7/15/35 with a value of $20,812,381	$20,400,000	20,400,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 3.6800%, dated 12/31/25, maturing 1/2/26 to be repurchased at $22,004,498 collateralized by $22,185,746 in U.S. Treasuries 2.7500% - 6.3750%, 4/30/27 - 8/15/33 with a value of $22,444,602	22,000,000	22,000,000
Total Repurchase Agreements (cost $42,400,000)		42,400,000
Total Investments (total cost $1,338,308,610) – 100.0%		1,919,215,769
Cash, Receivables and Other Assets, net of Liabilities – 0%		233,629
Net Assets – 100%		$1,919,449,398

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,861,979,911	97.0%
Ireland	35,174,838	1.8
Canada	22,061,020	1.2
Total	$1,919,215,769	100.0%

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$20,400,000	$—	$(20,400,000)	$—
Royal Bank of Canada, NY Branch	22,000,000	—	(22,000,000)	—
Total	$42,400,000	$—	$(42,400,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
Janus Investment Fund | 3

Janus Henderson Mid Cap Value Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,876,815,769	$-	$-
Repurchase Agreements	-	42,400,000	-
Total Assets	$1,876,815,769	$42,400,000	$-
4  | December 31, 2025

Janus Henderson Mid Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Investments, at value (cost $1,295,908,610)	$1,876,815,769
Repurchase agreements, at value (cost $42,400,000)	42,400,000
Cash	31,193
Trustees' deferred compensation	56,729
Receivables:
Investments sold	2,897,424
Dividends	1,131,314
Fund shares sold	400,847
Interest	8,782
Other assets	12,280
Total Assets	1,923,754,338
Liabilities:
Payables:
Fund shares repurchased	2,865,422
Advisory fees	838,021
Transfer agent fees and expenses	294,523
Trustees' deferred compensation fees	56,729
Professional fees	45,303
12b-1 Distribution and shareholder servicing fees	40,303
Affiliated fund administration fees payable	4,264
Custodian fees	1,815
Trustees' fees and expenses	967
Accrued expenses and other payables	157,593
Total Liabilities	4,304,940
Commitments and contingent liabilities (Note 3)
Net Assets	$1,919,449,398
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Mid Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,334,514,397
Total distributable earnings (loss)	584,935,001
Total Net Assets	$1,919,449,398
Net Assets - Class A Shares	$48,853,805
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,156,181
Net Asset Value Per Share(1)	$15.48
Maximum Offering Price Per Share(2)	$16.42
Net Assets - Class C Shares	$4,216,547
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	285,599
Net Asset Value Per Share(1)	$14.76
Net Assets - Class D Shares	$680,962,067
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,568,114
Net Asset Value Per Share	$14.94
Net Assets - Class I Shares	$193,367,712
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,896,059
Net Asset Value Per Share	$14.99
Net Assets - Class N Shares	$228,907,010
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,399,012
Net Asset Value Per Share	$14.87
Net Assets - Class R Shares	$31,891,592
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,118,261
Net Asset Value Per Share	$15.06
Net Assets - Class S Shares	$52,533,528
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,388,643
Net Asset Value Per Share	$15.50
Net Assets - Class T Shares	$678,717,137
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,865,171
Net Asset Value Per Share	$15.13

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Mid Cap Value Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Dividends	$16,483,297
Interest	943,151
Other income	4,862
Foreign tax withheld	(30,819)
Total Investment Income	17,400,491
Expenses:
Advisory fees	5,404,659
12b-1 Distribution and shareholder servicing fees:
Class A Shares	64,633
Class C Shares	22,321
Class R Shares	81,903
Class S Shares	67,743
Transfer agent administrative fees and expenses:
Class D Shares	376,978
Class R Shares	40,972
Class S Shares	67,791
Class T Shares	890,832
Transfer agent networking and omnibus fees:
Class A Shares	31,343
Class C Shares	1,731
Class I Shares	108,558
Other transfer agent fees and expenses:
Class A Shares	1,505
Class C Shares	166
Class D Shares	44,538
Class I Shares	3,092
Class N Shares	5,767
Class R Shares	337
Class S Shares	1,276
Class T Shares	3,651
Shareholder reports expense	120,049
Registration fees	62,597
Affiliated fund administration fees	34,677
Professional fees	33,932
Trustees' fees and expenses	17,981
Custodian fees	6,122
Other expenses	94,828
Total Expenses	7,589,982
Less: Excess Expense Reimbursement and Waivers	(35,605)
Net Expenses	7,554,377
Net Investment Income/(Loss)	9,846,114
Net Realized Gain/(Loss) on Investments:
Investments	76,193,954
Total Net Realized Gain/(Loss) on Investments	76,193,954
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	17,829,852
Total Change in Unrealized Net Appreciation/Depreciation	17,829,852
Net Increase/(Decrease) in Net Assets Resulting from Operations	$103,869,920
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Mid Cap Value Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$9,846,114	$16,487,749
Net realized gain/(loss) on investments	76,193,954	139,962,273
Change in unrealized net appreciation/depreciation	17,829,852	(1,924,790)
Net Increase/(Decrease) in Net Assets Resulting from Operations	103,869,920	154,525,232
Dividends and Distributions to Shareholders:
Class A Shares	(4,276,327)	(4,984,355)
Class C Shares	(367,479)	(595,189)
Class D Shares	(62,339,975)	(68,276,822)
Class I Shares	(17,997,106)	(19,177,540)
Class N Shares	(21,475,463)	(23,566,953)
Class R Shares	(2,684,106)	(2,947,425)
Class S Shares	(4,441,758)	(5,065,439)
Class T Shares	(61,311,402)	(71,615,896)
Net Decrease from Dividends and Distributions to Shareholders	(174,893,616)	(196,229,619)
Capital Share Transactions:
Class A Shares	(836,342)	(3,935,372)
Class C Shares	(961,073)	(1,546,798)
Class D Shares	12,821,483	969,092
Class I Shares	(2,423,066)	13,122,384
Class N Shares	8,175,748	50,581,451
Class R Shares	444,091	(1,198,548)
Class S Shares	437,094	(3,672,437)
Class T Shares	(10,013,402)	(39,688,070)
Net Increase/(Decrease) from Capital Share Transactions	7,644,533	14,631,702
Net Increase/(Decrease) in Net Assets	(63,379,163)	(27,072,685)
Net Assets:
Beginning of period	1,982,828,561	2,009,901,246
End of period	$1,919,449,398	$1,982,828,561
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.08	$16.32	$15.71	$14.97	$18.02	$13.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.10	0.13	0.15	0.13	0.12
Net realized and unrealized gain/(loss)	0.77	1.21	1.87	1.50	(1.17)	4.73
Total from Investment Operations	0.84	1.31	2.00	1.65	(1.04)	4.85
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.09)	(0.14)	(0.14)	(0.04)	(0.12)
Distributions (from capital gains)	(1.36)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.44)	(1.55)	(1.39)	(0.91)	(2.01)	(0.12)
Net Asset Value, End of Period	$15.48	$16.08	$16.32	$15.71	$14.97	$18.02
Total Return*	5.33%	7.65%	13.65%	11.30%	(6.84)%	36.65%
Net Assets, End of Period (in thousands)	$48,854	$51,335	$56,075	$56,731	$59,218	$73,118
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	1.20%	1.04%	0.91%	0.93%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	1.20%	1.04%	0.91%	0.93%	0.97%
Ratio of Net Investment Income/(Loss)	0.79%	0.60%	0.81%	0.98%	0.78%	0.76%
Portfolio Turnover Rate	14%	40%	37%	54%	52%	46%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.38	$15.68	$15.15	$14.46	$17.55	$12.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	(0.01)	0.02	0.05	0.01	0.04
Net realized and unrealized gain/(loss)	0.73	1.17	1.79	1.45	(1.13)	4.58
Total from Investment Operations	0.74	1.16	1.81	1.50	(1.12)	4.62
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.03)	(0.04)	—	— (2)
Distributions (from capital gains)	(1.36)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.36)	(1.46)	(1.28)	(0.81)	(1.97)	—
Net Asset Value, End of Period	$14.76	$15.38	$15.68	$15.15	$14.46	$17.55
Total Return*	4.89%	7.01%	12.81%	10.65%	(7.50)%	35.76%
Net Assets, End of Period (in thousands)	$4,217	$5,310	$7,039	$7,998	$7,974	$10,436
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	1.87%	1.69%	1.54%	1.62%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.66%	1.87%	1.69%	1.54%	1.62%	1.64%
Ratio of Net Investment Income/(Loss)	0.07%	(0.07)%	0.16%	0.35%	0.09%	0.24%
Portfolio Turnover Rate	14%	40%	37%	54%	52%	46%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.60	$15.87	$15.33	$14.63	$17.67	$13.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.14	0.16	0.19	0.18	0.17
Net realized and unrealized gain/(loss)	0.75	1.18	1.82	1.47	(1.15)	4.64
Total from Investment Operations	0.83	1.32	1.98	1.66	(0.97)	4.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.13)	(0.19)	(0.19)	(0.10)	(0.17)
Distributions (from capital gains)	(1.36)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.49)	(1.59)	(1.44)	(0.96)	(2.07)	(0.17)
Net Asset Value, End of Period	$14.94	$15.60	$15.87	$15.33	$14.63	$17.67
Total Return*	5.40%	7.98%	13.87%	11.65%	(6.58)%	37.11%
Net Assets, End of Period (in thousands)	$680,962	$693,743	$705,902	$685,186	$663,819	$752,405
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.71%	0.94%	0.78%	0.63%	0.64%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.94%	0.78%	0.63%	0.64%	0.66%
Ratio of Net Investment Income/(Loss)	1.04%	0.85%	1.06%	1.26%	1.07%	1.07%
Portfolio Turnover Rate	14%	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.65	$15.92	$15.37	$14.66	$17.71	$13.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.14	0.17	0.20	0.19	0.18
Net realized and unrealized gain/(loss)	0.74	1.19	1.82	1.47	(1.16)	4.65
Total from Investment Operations	0.83	1.33	1.99	1.67	(0.97)	4.83
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.14)	(0.19)	(0.19)	(0.11)	(0.18)
Distributions (from capital gains)	(1.36)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.49)	(1.60)	(1.44)	(0.96)	(2.08)	(0.18)
Net Asset Value, End of Period	$14.99	$15.65	$15.92	$15.37	$14.66	$17.71
Total Return*	5.41%	7.99%	13.94%	11.75%	(6.60)%	37.15%
Net Assets, End of Period (in thousands)	$193,368	$203,157	$193,981	$208,187	$207,292	$359,761
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.91%	0.74%	0.59%	0.60%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.91%	0.74%	0.59%	0.60%	0.62%
Ratio of Net Investment Income/(Loss)	1.06%	0.88%	1.11%	1.30%	1.11%	1.13%
Portfolio Turnover Rate	14%	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.53	$15.81	$15.27	$14.58	$17.62	$12.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.16	0.18	0.21	0.20	0.19
Net realized and unrealized gain/(loss)	0.76	1.18	1.82	1.46	(1.14)	4.63
Total from Investment Operations	0.85	1.34	2.00	1.67	(0.94)	4.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.16)	(0.21)	(0.21)	(0.13)	(0.19)
Distributions (from capital gains)	(1.36)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.51)	(1.62)	(1.46)	(0.98)	(2.10)	(0.19)
Net Asset Value, End of Period	$14.87	$15.53	$15.81	$15.27	$14.58	$17.62
Total Return*	5.57%	8.09%	14.09%	11.78%	(6.47)%	37.34%
Net Assets, End of Period (in thousands)	$228,907	$229,969	$188,333	$187,335	$193,017	$506,429
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.58%	0.81%	0.65%	0.49%	0.50%	0.52%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.81%	0.65%	0.49%	0.50%	0.52%
Ratio of Net Investment Income/(Loss)	1.17%	0.99%	1.20%	1.40%	1.20%	1.24%
Portfolio Turnover Rate	14%	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.65	$15.92	$15.36	$14.65	$17.70	$13.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.04	0.07	0.10	0.08	0.08
Net realized and unrealized gain/(loss)	0.76	1.17	1.83	1.46	(1.16)	4.65
Total from Investment Operations	0.79	1.21	1.90	1.56	(1.08)	4.73
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.02)	(0.09)	(0.08)	—	(0.07)
Distributions (from capital gains)	(1.36)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.38)	(1.48)	(1.34)	(0.85)	(1.97)	(0.07)
Net Asset Value, End of Period	$15.06	$15.65	$15.92	$15.36	$14.65	$17.70
Total Return*	5.16%	7.25%	13.23%	10.94%	(7.20)%	36.38%
Net Assets, End of Period (in thousands)	$31,892	$32,519	$34,222	$35,107	$36,305	$43,893
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%	1.57%	1.39%	1.25%	1.26%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.34%	1.57%	1.39%	1.25%	1.26%	1.26%
Ratio of Net Investment Income/(Loss)	0.41%	0.23%	0.45%	0.65%	0.45%	0.49%
Portfolio Turnover Rate	14%	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.10	$16.33	$15.72	$14.97	$18.03	$13.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.08	0.11	0.14	0.12	0.11
Net realized and unrealized gain/(loss)	0.77	1.21	1.87	1.50	(1.18)	4.74
Total from Investment Operations	0.82	1.29	1.98	1.64	(1.06)	4.85
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.06)	(0.12)	(0.12)	(0.03)	(0.10)
Distributions (from capital gains)	(1.36)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.42)	(1.52)	(1.37)	(0.89)	(2.00)	(0.10)
Net Asset Value, End of Period	$15.50	$16.10	$16.33	$15.72	$14.97	$18.03
Total Return*	5.19%	7.56%	13.50%	11.26%	(6.97)%	36.67%
Net Assets, End of Period (in thousands)	$52,534	$53,795	$58,301	$68,572	$70,035	$97,606
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.32%	1.14%	0.99%	1.01%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.32%	1.14%	0.99%	1.01%	1.02%
Ratio of Net Investment Income/(Loss)	0.66%	0.48%	0.71%	0.90%	0.70%	0.72%
Portfolio Turnover Rate	14%	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.76	$16.02	$15.46	$14.74	$17.79	$13.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.12	0.15	0.18	0.16	0.16
Net realized and unrealized gain/(loss)	0.76	1.20	1.83	1.48	(1.16)	4.66
Total from Investment Operations	0.84	1.32	1.98	1.66	(1.00)	4.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.12)	(0.17)	(0.17)	(0.08)	(0.15)
Distributions (from capital gains)	(1.36)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.47)	(1.58)	(1.42)	(0.94)	(2.05)	(0.15)
Net Asset Value, End of Period	$15.13	$15.76	$16.02	$15.46	$14.74	$17.79
Total Return*	5.41%	7.84%	13.76%	11.57%	(6.72)%	36.95%
Net Assets, End of Period (in thousands)	$678,717	$713,002	$766,048	$782,095	$814,391	$1,010,187
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.83%	1.06%	0.89%	0.74%	0.75%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	1.05%	0.88%	0.73%	0.74%	0.76%
Ratio of Net Investment Income/(Loss)	0.93%	0.75%	0.97%	1.17%	0.96%	1.00%
Portfolio Turnover Rate	14%	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | December 31, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment
Janus Investment Fund | 17

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that
18 | December 31, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Janus Investment Fund | 19

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity,
20 | December 31, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based
Janus Investment Fund | 21

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell Midcap® Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.54%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.74% for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
22 | December 31, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up
Janus Investment Fund | 23

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $212.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class C
Shares paid CDSCs of $134.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,343,352,554	$632,413,480	$(56,550,265)	$575,863,215
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Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	120,466	$1,938,767	261,500	$4,302,528
Reinvested dividends and distributions	250,689	3,835,548	266,976	4,450,488
Shares repurchased	(407,014)	(6,610,657)	(773,214)	(12,688,388)
Net Increase/(Decrease)	(35,859)	$(836,342)	(244,738)	$(3,935,372)
Class C Shares:
Shares sold	7,658	$120,998	85,733	$1,334,352
Reinvested dividends and distributions	24,954	364,334	34,948	559,175
Shares repurchased	(92,342)	(1,446,405)	(224,160)	(3,440,325)
Net Increase/(Decrease)	(59,730)	$(961,073)	(103,479)	$(1,546,798)
Class D Shares:
Shares sold	367,961	$5,854,640	1,054,563	$16,782,425
Reinvested dividends and distributions	4,116,836	60,805,667	4,109,323	66,365,570
Shares repurchased	(3,392,162)	(53,838,824)	(5,168,299)	(82,178,903)
Net Increase/(Decrease)	1,092,635	$12,821,483	(4,413)	$969,092
Class I Shares:
Shares sold	649,216	$10,269,943	2,801,406	$44,384,318
Reinvested dividends and distributions	1,158,929	17,175,328	1,126,571	18,250,445
Shares repurchased	(1,894,874)	(29,868,337)	(3,132,045)	(49,512,379)
Net Increase/(Decrease)	(86,729)	$(2,423,066)	795,932	$13,122,384
Class N Shares:
Shares sold	1,328,158	$21,119,599	4,969,258	$82,726,478
Reinvested dividends and distributions	1,343,633	19,737,966	1,329,011	21,357,201
Shares repurchased	(2,077,034)	(32,681,817)	(3,405,432)	(53,502,228)
Net Increase/(Decrease)	594,757	$8,175,748	2,892,837	$50,581,451
Class R Shares:
Shares sold	89,844	$1,422,178	227,524	$3,627,694
Reinvested dividends and distributions	180,262	2,684,099	181,143	2,945,380
Shares repurchased	(229,251)	(3,662,186)	(481,331)	(7,771,622)
Net Increase/(Decrease)	40,855	$444,091	(72,664)	$(1,198,548)
Class S Shares:
Shares sold	168,781	$2,772,236	312,145	$5,170,073
Reinvested dividends and distributions	289,736	4,441,658	303,314	5,065,342
Shares repurchased	(411,986)	(6,776,800)	(844,384)	(13,907,852)
Net Increase/(Decrease)	46,531	$437,094	(228,925)	$(3,672,437)
Class T Shares:
Shares sold	1,039,560	$16,721,003	2,427,564	$39,078,917
Reinvested dividends and distributions	4,060,431	60,744,044	4,347,429	70,993,519
Shares repurchased	(5,468,449)	(87,478,449)	(9,354,159)	(149,760,506)
Net Increase/(Decrease)	(368,458)	$(10,013,402)	(2,579,166)	$(39,688,070)
6. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$261,874,102	$415,548,343	$-	$-
Janus Investment Fund | 25

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements (unaudited)
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 27

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
30 | December 31, 2025

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 33

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | December 31, 2025

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 35

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
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Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93032 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Money Market Fund
Janus Investment Fund

Janus Henderson Money Market Fund

Janus Henderson Money Market Fund
Schedule of Investments (unaudited)
December 31, 2025

	Principal Amounts	Value
Certificates of Deposit – 1.1%
Mizuho Bank Ltd/New York NY, 4.3100%, 2/17/26 (cost $15,004,480)	$15,000,000	$15,004,480
Commercial Paper – 37.2%
Australia & New Zealand Banking Group Ltd, 3.9100%, 1/2/26±	15,000,000	15,000,000
Australia & New Zealand Banking Group Ltd, 4.1000%, 2/23/26±	15,000,000	14,910,501
Australia & New Zealand Banking Group Ltd, 4.2500%, 3/13/26±	10,000,000	9,916,594
Australia & New Zealand Banking Group Ltd, 4.2100%, 4/20/26±	15,000,000	14,808,690
Bank of Montreal, 3.9500%, 1/21/26	10,000,000	9,979,116
Bank of Montreal, 4.0000%, 1/22/26	10,000,000	9,977,729
Bank of Montreal, 3.8900%, 2/3/26	10,000,000	9,965,364
Bank of Montreal, 3.8900%, 2/9/26	15,000,000	14,938,315
Commonwealth Bank of Australia, 3.6600%, 7/15/26±	15,000,000	14,703,892
DNB Bank ASA, 3.8400%, 1/21/26±	15,000,000	14,969,484
DNB Bank ASA, 3.8200%, 2/26/26±	15,000,000	14,912,155
DNB Bank ASA, 3.7700%, 4/8/26±	10,000,000	9,899,340
Gotham Funding Corp, 3.9700%, 2/6/26±	10,000,000	9,961,274
Manhattan Asset Funding Co LLC, 3.9900%, 1/9/26±	10,000,000	9,992,196
Manhattan Asset Funding Co LLC, 4.1500%, 2/9/26±	15,000,000	14,933,774
Manhattan Asset Funding Co LLC, 3.7700%, 4/7/26±	15,000,000	14,850,606
Mizuho Bank Ltd/New York NY, 3.9850%, 1/12/26	10,000,000	9,988,879
Mizuho Bank Ltd/New York NY, 3.9000%, 5/8/26	15,000,000	14,794,702
Mizuho Bank Ltd/New York NY, 3.7100%, 7/1/26	15,000,000	14,721,692
National Bank of Canada, 4.0000%, 1/20/26±	10,000,000	9,979,953
Nieuw Amsterdam Receivables Corp BV, 3.9500%, 1/13/26±	15,000,000	14,982,107
Nieuw Amsterdam Receivables Corp BV, 3.9500%, 1/15/26±	15,000,000	14,979,081
Nieuw Amsterdam Receivables Corp BV, 4.1800%, 1/20/26±	10,000,000	9,978,932
Royal Bank of Canada, 4.0000%, 1/23/26±	15,000,000	14,964,926
Royal Bank of Canada, 3.8600%, 6/18/26±	10,000,000	9,820,522
Royal Bank of Canada, 3.7100%, 7/16/26±	10,000,000	9,798,864
Skandinaviska Enskilda Banken AB, 4.2300%, 3/5/26±	10,000,000	9,926,472
Skandinaviska Enskilda Banken AB, 3.7700%, 5/11/26±	8,750,000	8,631,664
Svenska Handelsbanken AB, 4.2000%, 4/28/26±	15,000,000	14,795,852
Swedbank AB, 4.1000%, 3/2/26±	10,000,000	9,932,710
Swedbank AB, 3.8650%, 3/13/26±	15,000,000	14,886,967
Toronto-Dominion Bank/The, 4.1600%, 1/2/26±	10,000,000	10,000,000
Toronto-Dominion Bank/The, 4.0000%, 1/7/26±	15,000,000	14,991,629
Toronto-Dominion Bank/The, 4.0100%, 1/23/26±	10,000,000	9,976,474
Toronto-Dominion Bank/The, 3.9900%, 3/9/26±	10,000,000	9,926,379
Toronto-Dominion Bank/The, 3.9000%, 4/6/26±	10,000,000	9,897,995
Victory Receivables Corp, 4.0000%, 1/14/26ž	10,000,000	9,986,607
Victory Receivables Corp, 4.0000%, 1/16/26ž	10,000,000	9,984,377
Victory Receivables Corp, 3.9300%, 2/3/26ž	15,000,000	14,947,436
Victory Receivables Corp, 3.9000%, 2/20/26ž	10,000,000	9,946,726
Total Commercial Paper (cost $485,559,976)		485,559,976
U.S. Government Agency Notes – 5.3%
Federal Home Loan Bank Discount Notes:
3.8470%, 1/9/26	10,000,000	9,992,537
3.8430%, 1/14/26	10,000,000	9,987,224
3.7930%, 2/6/26	10,000,000	9,963,267
3.8000%, 2/13/26	10,000,000	9,956,034
3.6970%, 3/4/26	10,000,000	9,937,939
3.7600%, 3/20/26	10,000,000	9,920,069
3.5400%, 4/1/26	10,000,000	9,912,393
Total U.S. Government Agency Notes (cost $69,669,463)		69,669,463
U.S. Treasury Debt – 3.8%
United States Treasury Bill, 3.8005%, 2/10/26	10,000,000	9,958,660
United States Treasury Bill, 3.7120%, 2/24/26	10,000,000	9,945,626
United States Treasury Bill, 3.7583%, 3/10/26	10,000,000	9,929,867
United States Treasury Bill, 3.7115%, 3/12/26	10,000,000	9,928,906
United States Treasury Bill, 3.6912%, 4/9/26	10,000,000	9,901,075
Total U.S. Treasury Debt (cost $49,664,134)		49,664,134
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Money Market Fund
Schedule of Investments (unaudited)
December 31, 2025
	Principal Amounts	Value
Variable Rate Demand Notes¶ – 14.0%
Alper Drive Apts LLC (LOC: The Northern Trust Co.), 3.9600%, 8/1/61	$12,400,000	$12,400,000
Bakke Issuing Trust (LOC: FHLB of Atlanta), 3.8000%, 12/2/75	3,000,000	3,000,000
Bellevue 10 Apartments LLC (LOC: The Northern Trust Co.), 3.8400%, 4/1/60	3,450,000	3,450,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 3.9600%, 5/2/39	14,980,000	14,980,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 3.9600%, 5/2/39	4,000,000	4,000,000
Cellmark Inc (LOC: Swedbank AB, NY), 3.9000%, 6/1/38	10,000,000	10,000,000
CLC Irrevocable Life Insurance Trust/The (LOC: FHLB of Des Moines.), 3.9000%, 1/4/49	11,110,000	11,110,000
County of Eagle CO (LOC: Bank of America NA), 4.1000%, 6/1/27	9,100,000	9,100,000
County of Eagle CO (LOC: Bank of America NA), 3.9300%, 5/2/39	8,000,000	8,000,000
Dorfman 2020 Family Trust (LOC: FHLB of Dallas), 3.9000%, 8/1/40	5,285,000	5,285,000
Drummond Family Life Insurance LLC (LOC: FHLB of Dallas), 3.8000%, 6/1/72	14,575,000	14,575,000
East Town Crossing LLC (LOC: FHLB of Des Moines), 3.8000%, 1/2/65	5,200,000	5,200,000
Encinitas Senior Living LP (LOC: FHLB of San Francisco), 3.8000%, 8/1/59	3,115,000	3,115,000
Griffin-Spalding County Development Authority (LOC: Bank of America NA), 3.9000%, 8/1/28	3,750,000	3,750,000
ICG-Stream Polk Ave LLC (LOC: FHLB of San Francisco), 3.8000%, 9/4/63	5,500,000	5,500,000
Jefferson Centerpointe LLC (LOC: FHLB of San Francisco), 3.8000%, 12/1/60	22,285,000	22,285,000
Lodi LV Loca LP (LOC: FHLB of San Francisco), 3.8000%, 8/1/59	13,500,000	13,500,000
Mississippi Business Finance Corp (LOC: FHLB of Dallas), 4.0100%, 12/1/42	7,495,000	7,495,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 3.9000%, 5/1/42	11,645,000	11,645,000
Susan D Travers Heritage Trust (LOC: FHLB of Topeka), 3.9000%, 7/1/43	8,825,000	8,825,000
Tenderfoot Seasonal Housing LLC (LOC: Bank of America NA), 3.9300%, 7/2/35	5,700,000	5,700,000
Total Variable Rate Demand Notes (cost $182,915,000)		182,915,000
Repurchase Agreementsë – 38.5%
Credit Agricole, New York, Joint repurchase agreement, 3.7600%, dated 12/31/25, maturing 1/2/26 to be repurchased at $5,001,044 collateralized by $6,184,542 in U.S. Government Agencies 2.0000%, 3/1/51 with a value of $5,100,000	5,000,000	5,000,000
Goldman Sachs & Co, Joint repurchase agreement, 3.6900%, dated 12/31/25, maturing 1/2/26 to be repurchased at $130,026,650 collateralized by $132,454,733 in U.S. Government Agencies 3.5000% - 6.5000%, 8/16/34 - 12/20/55 with a value of $132,600,000	130,000,000	130,000,000
HSBC Securities (USA) Inc, Joint repurchase agreement, 3.7600%, dated 12/31/25, maturing 1/2/26 to be repurchased at $40,008,356 collateralized by $52,806,878 in U.S. Treasuries 0% - 1.2500%, 10/15/26 - 11/15/53 with a value of $40,800,000	40,000,000	40,000,000
ING Financial Markets LLC, Joint repurchase agreement, 3.7800%, dated 12/31/25, maturing 1/2/26 to be repurchased at $35,007,350 collateralized by $36,447,983 in U.S. Treasuries 1.1250% - 4.6250%, 1/15/26 - 2/15/55 with a value of $35,707,524	35,000,000	35,000,000
ING Financial Markets LLC, Joint repurchase agreement, 3.7900%, dated 12/31/25, maturing 1/2/26 to be repurchased at $45,009,475 collateralized by $45,554,095 in U.S. Government Agencies 3.0000% - 7.0000%, 9/1/32 - 9/1/55 with a value of $45,909,665	45,000,000	45,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 3.6800%, dated 12/31/25, maturing 1/2/26 to be repurchased at $15,003,067 collateralized by $15,126,645 in U.S. Treasuries 2.7500% - 6.3750%, 4/30/27 - 8/15/33 with a value of $15,303,138	15,000,000	15,000,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Money Market Fund
Schedule of Investments (unaudited)
December 31, 2025
	Principal Amounts	Value
Repurchase Agreementsë – (continued)
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 3.7100%, dated 12/31/25, maturing 1/2/26 to be repurchased at $127,426,259 collateralized by $128,683,173 in U.S. Treasuries 1.6250% - 4.6250%, 4/30/27 - 11/15/50 with a value of $129,974,786	$127,400,000	$127,400,000
Wells Fargo Securities LLC, Joint repurchase agreement, 3.8300%, dated 12/31/25, maturing 1/2/26 to be repurchased at $105,022,342 collateralized by $105,842,934 in U.S. Government Agencies 2.0000% - 6.5000%, 6/1/27 - 1/1/56 with a value of $107,122,789	105,000,000	105,000,000
Total Repurchase Agreements (cost $502,400,000)		502,400,000
Total Investments (total cost $1,305,213,053) – 99.9%		1,305,213,053
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,008,622
Net Assets – 100%		$1,306,221,675

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Credit Agricole, New York	$5,000,000	$—	$(5,000,000)	$—
Goldman Sachs & Co	130,000,000	—	(130,000,000)	—
HSBC Securities (USA) Inc	40,000,000	—	(40,000,000)	—
ING Financial Markets LLC	80,000,000	—	(80,000,000)	—
Royal Bank of Canada, NY Branch	142,400,000	—	(142,400,000)	—
Wells Fargo Securities LLC	105,000,000	—	(105,000,000)	—
Total	$502,400,000	$—	$(502,400,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Money Market Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $44,865,146, which represents 3.4% of net assets.

±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2025 is $356,329,033, which represents 27.3% of net assets.

¶
Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of December 31, 2025.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Certificates of Deposit	$-	$15,004,480	$-
Commercial Paper	-	485,559,976	-
U.S. Government Agency Notes	-	69,669,463	-
U.S. Treasury Debt	-	49,664,134	-
Variable Rate Demand Notes	-	182,915,000	-
Repurchase Agreements	-	502,400,000	-
Total Assets	$-	$1,305,213,053	$-
4  |

Janus Henderson Money Market Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Investments, at value (cost $802,813,053)	$802,813,053
Repurchase agreements, at value (cost $502,400,000)	502,400,000
Cash	234,632
Trustees' deferred compensation	38,431
Receivables:
Fund shares sold	2,019,128
Interest	995,313
Other assets	169
Total Assets	1,308,500,726
Liabilities:
Payables:
Fund shares repurchased	1,722,777
Advisory fees	228,398
Administration services fees	207,287
Dividends	47,315
Trustees' deferred compensation fees	38,431
Professional fees	34,430
Trustees' fees and expenses	413
Total Liabilities	2,279,051
Net Assets	$1,306,221,675
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,306,235,983
Total distributable earnings (loss)	(14,308)
Total Net Assets	$1,306,221,675
Net Assets - Class D Shares	$1,286,817,484
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,286,817,933
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$19,404,191
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,412,251
Net Asset Value Per Share	$1.00
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Money Market Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Interest	$27,381,092
Other income	3,125
Total Investment Income	27,384,217
Expenses:
Advisory fees	1,298,749
Administration services fees:
Class D Shares	1,150,109
Class T Shares	29,190
Professional fees	26,617
Trustees' fees and expenses	11,897
Total Expenses	2,516,562
Net Investment Income/(Loss)	24,867,655
Net Increase/(Decrease) in Net Assets Resulting from Operations	$24,867,655
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Money Market Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$24,867,655	$51,190,334
Net realized gain/(loss) on investments	-	83
Net Increase/(Decrease) in Net Assets Resulting from Operations	24,867,655	51,190,417
Dividends and Distributions to Shareholders:
Class D Shares	(24,478,257)	(50,460,212)
Class T Shares	(389,398)	(729,666)
Net Decrease from Dividends and Distributions to Shareholders	(24,867,655)	(51,189,878)
Capital Share Transactions:
Class D Shares	29,247,570	156,760,309
Class T Shares	(2,255,790)	8,738,494
Net Increase/(Decrease) from Capital Share Transactions	26,991,780	165,498,803
Net Increase/(Decrease) in Net Assets	26,991,780	165,499,342
Net Assets:
Beginning of period	1,279,229,895	1,113,730,553
End of period	$1,306,221,675	$1,279,229,895
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Money Market Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.04	0.05	0.03	— (2)	— (2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.04	0.05	0.03	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.04)	(0.05)	(0.03)	— (2)	— (2)
Distributions (from capital gains)	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.02)	(0.04)	(0.05)	(0.03)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	1.96%	4.40%	4.94%	3.36%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$1,286,817	$1,257,570	$1,100,809	$1,132,208	$1,194,067	$1,149,942
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.39%	0.44%	0.56%	0.57%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.39%	0.44%	0.56%	0.57%	0.28%	0.13%
Ratio of Net Investment Income/(Loss)	3.85%	4.30%	4.84%	3.30%	0.00% (3)	0.00% (3)

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Money Market Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.04	0.05	0.03	— (2)	— (2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.04	0.05	0.03	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.04)	(0.05)	(0.03)	— (2)	— (2)
Distributions (from capital gains)	—	—	—	— (2)	—	—
Total Dividends and Distributions	(0.02)	(0.04)	(0.05)	(0.03)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	1.91%	4.32%	4.92%	3.34%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$19,404	$21,660	$12,921	$12,911	$15,939	$15,795
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.49%	0.51%	0.58%	0.59%	0.58%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.49%	0.51%	0.58%	0.59%	0.28%	0.13%
Ratio of Net Investment Income/(Loss)	3.75%	4.18%	4.82%	3.25%	0.00% (3)	0.00% (3)

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Money Market Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares.
The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, which means that the Fund’s shares can only be held through individual investors. In order to make an initial investment in the Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in the Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.
As a retail money market fund, the Fund may be subject to liquidity fees on fund redemptions because of market conditions or other factors. Liquidity fees are most likely to be imposed during times of extraordinary market stress.  Pursuant to Rule 2a-7 under the 1940 Act, the Fund may impose a discretionary liquidity fee (not to exceed 2% of value of the shares redeemed) on redemptions from the Fund. The Trustees have determined to delegate responsibility for administering any discretionary liquidity fee to the Adviser, subject to Board guidelines and oversight.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Daily liquidity. The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements)
10 | December 31, 2025

Janus Henderson Money Market Fund
Notes to Financial Statements (unaudited)
that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the
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Janus Henderson Money Market Fund
Notes to Financial Statements (unaudited)
dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and
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Notes to Financial Statements (unaudited)
pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition
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Notes to Financial Statements (unaudited)
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement” on the Statement of Operations.
Class D Shares and Class T Shares of the Fund compensate the Adviser at an annual rate of 0.18% and 0.28%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation
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Notes to Financial Statements (unaudited)
of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers.
5. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class D Shares:
Shares sold	282,757,748	$282,757,749	705,150,793	$705,150,793
Reinvested dividends and distributions	24,065,164	24,065,164	49,629,488	49,629,488
Shares repurchased	(277,575,343)	(277,575,343)	(598,019,971)	(598,019,972)
Net Increase/(Decrease)	29,247,569	$29,247,570	156,760,310	$156,760,309
Class T Shares:
Shares sold	16,792,491	$16,792,492	38,945,835	$38,945,834
Reinvested dividends and distributions	389,238	389,238	728,702	728,702
Shares repurchased	(19,437,520)	(19,437,520)	(30,936,042)	(30,936,042)
Net Increase/(Decrease)	(2,255,791)	$(2,255,790)	8,738,495	$8,738,494
6. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Money Market Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
Janus Investment Fund | 19

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
20 | December 31, 2025

Janus Henderson Money Market Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 21

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
22 | December 31, 2025

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 23

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
24 | December 31, 2025

Janus Henderson Money Market Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 25

Janus Henderson Money Market Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
26 | December 31, 2025

Janus Henderson Money Market Fund
Notes
Janus Investment Fund | 27

Janus Henderson Money Market Fund
Notes
28 | December 31, 2025

Janus Henderson Money Market Fund
Notes
Janus Investment Fund | 29

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93027 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Multi-Sector Income Fund
Janus Investment Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 46.6%
Aaset 2019-2 Trust, 6.4130%, 10/16/39ž	$4,723,808		$4,612,799
Accelerated Assets 2024-1A D, 7.8500%, 8/22/44ž	6,653,867		6,705,111
Achieve Mortgage 2024-HE1 B, 7.2600%, 5/25/39ž	4,601,225		4,764,300
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30ž	1,010,429		1,019,131
Affirm Asset Securitization Trust 2024-A 1E, 9.1700%, 2/15/29ž	4,000,000		4,017,427
Affirm Master Trust 2025-3A D, 5.0900%, 10/16/34ž	2,726,000		2,681,685
Affirm Master Trust 2025-3A E, 6.8000%, 10/16/34ž	8,000,000		7,959,899
ALA Trust 2025-OANA D, CME Term SOFR 1 Month + 3.0907%, 6.8417%, 6/15/40ž,‡	2,670,000		2,680,641
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32ž	1,304,545		1,325,074
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32ž	2,350,175		2,442,658
Ally Bank Auto Credit-Linked Notes 2024-B E, 6.6780%, 9/15/32ž	1,162,017		1,167,590
Ally Bank Auto Credit-Linked Notes 2024-B G, 11.3950%, 9/15/32ž	4,212,311		4,323,869
Ally Bank Auto Credit-Linked Notes 2025-A E, 6.0660%, 6/15/33ž	7,493,650		7,480,291
Ally Bank Auto Credit-Linked Notes 2025-A F, 6.9420%, 6/15/33ž	2,490,964		2,497,186
Ally Bank Auto Credit-Linked Notes 2025-B F, 6.9420%, 9/15/33ž	3,254,669		3,260,155
Ally Bank Auto Credit-Linked Notes 2025-B G, 9.9350%, 9/15/33ž	5,811,908		5,820,715
ARES CLO Ltd 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%, 5.1154%, 1/25/38ž,‡	20,000,000		20,043,664
Arini European CLO 2A DR, EURIBOR 3 Month + 3.1500%, 5.1240%, 10/15/38ž,‡	13,110,000	EUR	15,416,071
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32ž	2,550,000		2,606,293
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27ž	6,000,000		5,952,226
AXIS Equipment Finance Receivables 2024-1A E, 9.6600%, 4/20/32ž	2,875,000		2,952,078
AXIS Equipment Finance Receivables LLC 2024-2A E, 8.8800%, 10/20/32ž	1,400,000		1,434,617
AXIS Equipment Finance Receivables LLC 2025-1A E, 8.3500%, 1/20/34ž	1,500,000		1,520,128
Babson CLO Ltd 2023-3A D2R, CME Term SOFR 3 Month + 3.9000%, 7.8200%, 10/15/38ž,‡	5,000,000		5,003,125
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.1044%, 1/22/35ž,‡	25,000,000		25,008,608
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.1754%, 10/25/38ž,‡	62,250,000		62,407,760
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	10,755,758		9,321,714
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4876%, 1/27/50ž,‡	3,776,872		3,453,661
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 0.0114%, 11/27/48ž,‡	1,000,000		994,762
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 0.0107%, 11/27/48ž,‡	1,778,284		1,767,692
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 E736, 0.9440%, 9/27/52ž,‡	24,861,668		22,664,458
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK73, 0.0099%, 2/27/51ž,‡	18,449,665		14,158,498
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK86, 0%, 11/27/51ž,◊	19,564,243		15,130,060
Bayview Opportunity Master Fund VII 2024-CAR1 E, US 30 Day Average SOFR + 3.6000%, 7.4742%, 12/26/31ž,‡	688,556		694,967
Bayview Opportunity Master Fund VII 2024-EDU1 C, US 30 Day Average SOFR + 1.8000%, 5.6742%, 6/25/47ž,‡	2,433,279		2,431,964
Bayview Opportunity Master Fund VII 2024-EDU1 D, US 30 Day Average SOFR + 2.7500%, 6.6242%, 6/25/47ž,‡	973,312		994,421
Bayview Opportunity Master Fund VII 2025-EDU1 C, US 30 Day Average SOFR + 1.8000%, 5.6742%, 7/27/48ž,‡	5,395,080		5,395,057
Benefit Street Partners CLO Ltd 2022-28A AR, CME Term SOFR 3 Month + 1.3500%, 5.2344%, 10/20/37ž,‡	40,000,000		40,159,084
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	29,665,000		29,728,732
BFLD Trust 2025-5MW D, 6.3710%, 10/10/42ž,‡	5,000,000		5,091,662
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BlackRock European CLO DAC 16A D, EURIBOR 3 Month + 3.0500%, 5.1100%, 1/17/39ž,‡	10,180,000	EUR	$11,984,070
BLP Commercial Mortgage Trust 2025-IND2 E, CME Term SOFR 1 Month + 3.7500%, 7.5001%, 12/15/42ž,‡	$30,139,000		30,171,633
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30ž	2,800,000		2,851,981
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30ž	2,800,000		2,740,658
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30ž	1,743,000		1,746,620
BPR Trust 2024-PMDW E, 5.8500%, 11/5/41ž,‡	17,000,000		15,845,187
Brean Asset Backed Securities Trust 2024-RM8 A2, 4.5000%, 5/25/64ž	12,014,881		11,579,387
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37ž	1,333,228		1,333,329
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39ž	918,554		949,085
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39ž	3,751,716		3,884,336
Business Jet Securities LLC 2024-2A B, 5.7540%, 9/15/39ž	2,851,161		2,846,505
Business Jet Securities LLC 2024-2A C, 7.9740%, 9/15/39ž	2,322,948		2,339,248
BX Commercial Mortgage Trust 2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 7.2140%, 10/15/26ž,‡	12,367,786		12,323,355
BX Commercial Mortgage Trust 2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 6.5415%, 10/15/41ž,‡	16,987,080		17,018,460
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.4414%, 8/15/41ž,‡	9,361,952		9,371,083
BX Commercial Mortgage Trust 2024-BIO2 D, 7.7127%, 8/13/41ž,‡	7,480,000		7,313,968
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.6139%, 10/15/41ž,‡	25,000,000		25,114,121
BX Commercial Mortgage Trust 2024-BRBK D, CME Term SOFR 1 Month + 5.9705%, 9.7048%, 10/15/41ž,‡	5,000,000		4,980,018
BX Commercial Mortgage Trust 2024-GPA3 C, CME Term SOFR 1 Month + 1.8920%, 5.6421%, 12/15/39ž,‡	7,040,121		7,051,986
BX Commercial Mortgage Trust 2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 6.6395%, 6/17/41ž,‡	10,345,000		10,319,646
BX Commercial Mortgage Trust 2024-VLT4 F, CME Term SOFR 1 Month + 3.9379%, 7.6880%, 6/17/41ž,‡	8,250,000		8,238,185
BX Commercial Mortgage Trust 2024-WPT B, CME Term SOFR 1 Month + 1.8908%, 5.6409%, 3/15/34ž,‡	7,663,000		7,657,199
BX Commercial Mortgage Trust 2025-ARIA C, 5.5173%, 12/13/42ž,‡	19,000,000		19,107,888
BX Commercial Mortgage Trust 2025-ROIC E, CME Term SOFR 1 Month + 2.9413%, 6.6914%, 3/15/30ž,‡	22,827,967		22,692,942
BX Commercial Mortgage Trust 2025-VLT7 E, CME Term SOFR 1 Month + 3.7500%, 7.5001%, 7/15/44ž,‡	16,641,000		16,594,837
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.5145%, 8/15/36ž,‡	8,670,000		8,374,008
BXHPP Trust 2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 4.7645%, 8/15/36ž,‡	14,243,000		13,422,947
BXP Trust 2017-GM D, 3.4248%, 6/13/39ž,‡	6,870,000		6,658,856
CALI Mortgage Trust 2019-101C B, 4.1580%, 3/10/39ž	8,311,000		7,863,309
Capital Four CLO 11A D, EURIBOR 3 Month + 3.1000%, 5.2240%, 1/25/39ž,‡	13,500,000	EUR	15,943,196
Carlyle Global Markets Strategies 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%, 5.3744%, 7/20/37ž,‡	32,500,000		32,609,948
Carlyle Global Markets Strategies 2021-11A A2R, CME Term SOFR 3 Month + 1.6100%, 5.4680%, 7/27/37ž,‡	13,500,000		13,532,010
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28ž	6,770,547		6,629,858
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43ž	3,837,432		2,878,098
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.3044%, 7/20/37ž,‡	29,000,000		29,094,453
Cedar Funding Ltd 2021-14A AR, CME Term SOFR 3 Month + 1.3800%, 5.2845%, 10/15/37ž,‡	37,860,000		37,988,671
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	22,915,639		22,642,652
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	21,445,995		21,152,513
Chase Auto Credit Linked Notes 2021-2 G, 8.4820%, 12/26/28ž	152,731		153,039
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 2/25/50ž,‡	1,204,709		1,194,254
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Chase Mortgage Finance Corp 2021-CL1 M4, US 30 Day Average SOFR + 2.6500%, 6.5242%, 2/25/50ž,‡	$1,950,183		$1,947,341
Chase Mortgage Finance Corp 2021-CL1 M5, US 30 Day Average SOFR + 3.2500%, 7.1242%, 2/25/50ž,‡	780,169		782,755
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	49,782,000		49,921,390
Citigroup Commercial Mortgage Trust 2018-C5, 0.6560%, 6/10/51‡,¤	31,534,694		432,621
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47ž	15,541,275		14,334,821
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52ž	5,000,000	CAD	3,613,597
COMM Mortgage Trust 2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 6.6391%, 6/17/41ž,‡	3,750,000		3,754,196
COMM Mortgage Trust 2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 7.0391%, 6/17/41ž,‡	11,250,000		11,234,866
Compass Datacenters Issuer II LLC 2024-2A B2, 5.9990%, 8/25/49ž	5,000,000		5,010,106
Connecticut Avenue Securities Trust 2019-R04 2B1, US 30 Day Average SOFR + 5.3645%, 9.2387%, 6/27/39ž,‡	3,697,026		3,768,855
Connecticut Avenue Securities Trust 2019-R05, US 30 Day Average SOFR + 4.2145%, 8.0887%, 7/25/39ž,‡	5,588,547		5,673,837
Connecticut Avenue Securities Trust 2021-R01 1B1, US 30 Day Average SOFR + 3.1000%, 6.9742%, 10/25/41ž,‡	27,737,621		28,194,213
Connecticut Avenue Securities Trust 2021-R03 1B1, US 30 Day Average SOFR + 2.7500%, 6.6242%, 12/25/41ž,‡	3,442,000		3,488,278
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.0242%, 12/25/41ž,‡	13,477,000		13,708,892
Connecticut Avenue Securities Trust 2022-R01 1B2, US 30 Day Average SOFR + 6.0000%, 9.8742%, 12/25/41ž,‡	5,369,302		5,559,097
Connecticut Avenue Securities Trust 2022-R07 1B2, US 30 Day Average SOFR + 12.0000%, 15.8742%, 6/25/42ž,‡	13,156,297		15,101,489
Connecticut Avenue Securities Trust 2023-R05 1B1, US 30 Day Average SOFR + 4.7500%, 8.6242%, 6/25/43ž,‡	2,378,000		2,541,804
Connecticut Avenue Securities Trust 2023-R06 1B2, US 30 Day Average SOFR + 5.9000%, 9.7742%, 7/27/43ž,‡	14,170,667		15,469,894
Connecticut Avenue Securities Trust 2024-R01 1B1, US 30 Day Average SOFR + 2.7000%, 6.5742%, 1/25/44ž,‡	14,329,655		14,631,615
Connecticut Avenue Securities Trust 2024-R03 2B1, US 30 Day Average SOFR + 2.8000%, 6.6742%, 3/25/44ž,‡	8,290,000		8,520,796
Connecticut Avenue Securities Trust 2024-R04 1B1, US 30 Day Average SOFR + 2.2000%, 6.0742%, 5/25/44ž,‡	4,590,000		4,609,304
Connecticut Avenue Securities Trust 2024-R06 1M2, US 30 Day Average SOFR + 1.6000%, 5.4742%, 9/26/44ž,‡	4,335,227		4,336,591
Connecticut Avenue Securities Trust 2025-R01 1M2, US 30 Day Average SOFR + 1.5000%, 5.3742%, 1/25/45ž,‡	7,908,000		7,902,610
CPC Asset Securitization LLC 2024-1A D, 13.4500%, 8/15/30ž	8,437,000		8,550,056
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B, 7.7700%, 3/15/32ž	6,524,000		6,650,303
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C, 7.5600%, 3/15/32ž	5,750,000		5,736,481
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	11,135,000		8,691,366
Credit Suisse Commercial Mortgage Trust 2021-BHAR E, CME Term SOFR 1 Month + 3.6145%, 7.3655%, 11/15/38ž,‡	2,989,500		2,944,915
Crockett Partners Equipment Co II LLC 2024-1C B, 6.7800%, 1/20/31ž	2,069,978		2,095,213
Crockett Partners Equipment Co II LLC 2024-1C C, 10.1600%, 1/20/31ž	887,133		882,003
CSAIL Commercial Mortgage Trust 2021-C20 XA, 0.9879%, 3/15/54‡,¤	57,915,772		2,193,157
DC Commercial Mortgage Trust 2023-DC D, 7.1405%, 9/12/40ž,‡	10,000,000		10,302,831
DI Issuer LLC 2025-1A B, 5.9000%, 12/15/55ž	13,214,000		13,276,602
DI Issuer LLC 2025-1A C, 7.8800%, 12/15/55ž	9,410,000		9,409,059
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49ž	4,000,000		3,899,507
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49ž	3,420,000		3,319,198
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51ž	5,000,000		4,798,407
Drive Auto Receivables Trust 2025-1 D, 5.4100%, 9/15/32	2,673,000		2,711,083
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.0145%, 10/15/43ž,‡	2,650,000		2,578,621
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
DROP Mortgage Trust 2021-FILE D, CME Term SOFR 1 Month + 2.8645%, 6.6145%, 10/15/43ž,‡	$15,000,000	$12,533,101
Dryden Senior Loan Fund 2016-42A A2RR, CME Term SOFR 3 Month + 1.6500%, 5.5545%, 7/15/37ž,‡	12,250,000	12,282,018
Dryden Senior Loan Fund 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%, 5.2444%, 7/20/37ž,‡	26,050,000	26,142,412
ECAF I Ltd, 5.8020%, 6/15/40ž	3,163,638	1,550,183
Ellington Financial Mortgage Trust 2025-RTL1 A2, 5.5650%, 11/25/40ž,Ç	8,223,000	8,238,534
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	28,536	28,562
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30ž	3,000,000	3,277,609
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31ž	10,250,000	10,547,648
Exeter Automobile Receivables Trust 2024-3A E, 7.8400%, 10/15/31ž	6,670,000	6,861,765
Exeter Automobile Receivables Trust 2025-5A E, 7.1500%, 6/15/33ž	3,800,000	3,760,796
Exeter Select Automobile Receivables Trust 2025-2 D, 5.3400%, 1/15/32	5,970,000	5,976,191
Extended Stay America Trust 2025-ESH D, CME Term SOFR 1 Month + 2.6000%, 6.3501%, 10/15/42ž,‡	6,021,000	6,053,251
Extended Stay America Trust 2025-ESH E, CME Term SOFR 1 Month + 3.3500%, 7.1001%, 10/15/42ž,‡	9,353,000	9,407,807
Extended Stay America Trust 2025-ESH F, CME Term SOFR 1 Month + 4.1000%, 7.8501%, 10/15/42ž,‡	2,500,000	2,517,778
ExteNet Systems 2024-1A C, 9.0500%, 7/25/54ž	5,250,000	5,412,274
Fannie Mae REMICS 2010-109 BS, US 30 Day Average SOFR + 53.7407%, 9.4696%, 10/25/40‡	588,203	817,096
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	11,132	10,089
Fannie Mae REMICS 2018-56 SB, US 30 Day Average SOFR + 5.9355%, 2.0613%, 8/25/48‡,¤	5,352,034	608,136
Fannie Mae REMICS 2020-100 BI, 2.0000%, 1/25/51¤	11,966,214	1,551,660
Fannie Mae REMICS 2025-12 FC, US 30 Day Average SOFR + 1.1000%, 4.9742%, 3/25/55‡	31,179,225	31,270,367
First Help Financial LLC 2025-1A C, 5.6900%, 8/15/31ž	6,100,000	6,199,857
First Help Financial LLC 2025-1A D, 5.9500%, 6/15/32ž	4,340,000	4,382,192
First Help Financial LLC 2025-2A A2, 5.7500%, 5/15/30ž	24,039,000	24,362,361
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30ž	5,000,000	3,855,880
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30ž	8,000,000	7,999,010
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30ž	4,725,000	4,445,271
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51ž,‡	13,195,955	11,453,428
FORA Financial Asset Securitization 2024-1A A, 6.3300%, 8/15/29ž	4,962,000	4,993,276
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49ž	2,560,176	2,731,399
Foundation Finance Trust 2025-3A D, 5.7100%, 8/15/52ž	3,725,000	3,718,034
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	4,312,808	4,290,621
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2, US 30 Day Average SOFR + 6.0000%, 9.8742%, 8/25/33ž,‡	12,308,000	15,159,238
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2, US 30 Day Average SOFR + 6.2500%, 10.1242%, 10/25/33ž,‡	20,836,000	26,082,586
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B1, US 30 Day Average SOFR + 3.4000%, 7.2742%, 10/25/41ž,‡	14,440,000	14,677,162
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, US 30 Day Average SOFR + 3.6500%, 7.5242%, 11/25/41ž,‡	38,921,208	39,842,523
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B2, US 30 Day Average SOFR + 7.8000%, 11.6742%, 11/25/41ž,‡	15,600,000	16,463,675
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B1, US 30 Day Average SOFR + 3.3500%, 7.2242%, 9/25/41ž,‡	4,734,000	4,811,613
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B2, US 30 Day Average SOFR + 6.2500%, 10.1242%, 9/25/41ž,‡	50,800,000	52,277,261
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.9742%, 9/25/41ž,‡	29,152,135	29,392,454
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B1, US 30 Day Average SOFR + 3.7500%, 7.6242%, 12/25/41ž,‡	27,058,500	27,631,941
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B2, US 30 Day Average SOFR + 7.0000%, 10.8742%, 12/25/41ž,‡	21,984,154	23,004,236
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA1 B2, US 30 Day Average SOFR + 7.1000%, 10.9742%, 1/27/42ž,‡	$18,943,000	$19,938,018
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 B2, US 30 Day Average SOFR + 8.5000%, 12.3742%, 2/25/42ž,‡	13,643,002	14,662,704
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2, US 30 Day Average SOFR + 3.3500%, 7.2242%, 11/25/43ž,‡	7,490,866	7,825,298
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.3242%, 10/25/44ž,‡	10,310,573	10,304,059
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 5.6742%, 8/25/44ž,‡	8,748,096	8,786,404
FREMF Mortgage Trust 2018-KF45, US 30 Day Average SOFR + 2.0645%, 6.4152%, 3/25/25ž,‡,€	297,760	308,098
FREMF Mortgage Trust 2018-KSW4 C, US 30 Day Average SOFR + 5.1145%, 9.1231%, 10/25/28‡	18,042,207	16,734,593
FREMF Mortgage Trust 2019-KF70 C, US 30 Day Average SOFR + 6.1145%, 10.1231%, 9/25/29ž,‡	13,914,000	13,770,529
FREMF Mortgage Trust 2019-KF72, US 30 Day Average SOFR + 2.2145%, 6.2231%, 11/25/26ž,‡	2,679,587	2,667,078
FREMF Mortgage Trust 2020-KF78 C, US 30 Day Average SOFR + 7.9845%, 11.9931%, 3/25/30ž,‡	19,265,435	18,987,140
FREMF Mortgage Trust 2020-KJ32 BFX, 7.0000%, 11/25/33ž,‡	11,052,624	9,971,515
FREMF Mortgage Trust 2021-KF98 CS, US 30 Day Average SOFR + 8.5000%, 12.5086%, 12/25/30ž,‡	3,329,340	3,403,148
FREMF Mortgage Trust 2023-K511 C, 5.6345%, 11/25/28ž,‡	19,094,019	17,972,486
FS Commercial Mortgage Trust 2023-4SZN D, 9.0801%, 11/10/39ž,‡	5,193,000	5,312,815
Galaxy Senior Partner Trust 2025-1 A1X, CME Term SOFR 1 Month + 2.3760%, 6.8446%, 7/31/26‡,¢	15,961,226	16,046,556
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51ž,◊	18,068,494	14,697,311
GCAT 2022-INV1 A26, 3.0000%, 12/25/51ž,‡	14,095,510	12,238,659
Government National Mortgage Association, CME Term SOFR 1 Month + 5.4355%, 1.7016%, 1/20/44‡,¤	264,178	22,509
Government National Mortgage Association, CME Term SOFR 1 Month + 6.0355%, 2.3013%, 10/16/55‡,¤	430,143	31,270
Gracie Point International Funding 2023-2A B, US 90 Day Average SOFR + 4.0000%, 8.1967%, 3/1/27ž,‡	7,438,000	7,481,917
Gracie Point International Funding 2023-2A C, US 90 Day Average SOFR + 5.4000%, 9.5967%, 3/1/27ž,‡	5,000,000	5,015,958
Gracie Point International Funding 2024-1A C, US 90 Day Average SOFR + 3.5000%, 7.6902%, 3/1/28ž,‡	4,400,000	4,403,343
Gracie Point International Funding 2024-1A D, US 90 Day Average SOFR + 7.1500%, 11.3402%, 3/1/28ž,‡	2,700,000	2,704,738
Great Wolf Trust 2024-WLF2 E, CME Term SOFR 1 Month + 3.6384%, 7.3886%, 5/15/41ž,‡	3,507,000	3,516,401
Great Wolf Trust 2024-WOLF D, CME Term SOFR 1 Month + 2.8900%, 6.6401%, 3/15/39ž,‡	3,177,000	3,182,508
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3845%, 11/25/41ž,‡	22,910,000	22,938,113
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34ž	674,633	675,334
Hilton Grand Vacations Trust 2025-1A C, 5.5200%, 5/27/42ž	2,655,416	2,685,633
Hilton Grand Vacations Trust 2025-2A C, 5.1200%, 5/25/44ž	6,079,287	6,082,452
Homeward Opportunities Fund I Trust 2024-RTL1 A2, 8.5700%, 7/25/29ž,Ç	4,359,000	4,370,017
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51ž	3,000,000	2,955,104
Hudson Bay Simon JV Trust 2015-HB7 C7, 5.1590%, 8/5/34ž,‡	4,250,852	4,205,773
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	3,500,000	3,403,739
Hudson's Bay Simon JV Trust 2015-HB10 B10, 4.9056%, 8/5/34ž	2,610,923	2,538,913
Hudson's Bay Simon JV Trust 2015-HB10 C10, 5.4470%, 8/5/34ž,‡	3,864,419	3,621,737
Jersey Mikes Funding LLC 2025-1A A2, 5.6100%, 8/16/55ž	14,907,637	15,187,859
KKR Financial CLO Ltd 35A AR, CME Term SOFR 3 Month + 1.2000%, 5.0844%, 1/20/38ž,‡	20,000,000	20,000,020
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29ž	9,826,000	10,160,008
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29ž	$2,500,000	$2,536,806
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30ž	4,981,000	5,074,903
Lendbuzz Securitization Trust 2024-2A C, 7.4500%, 5/15/31ž	2,000,000	2,032,752
Lendbuzz Securitization Trust 2025-2A C, 5.2800%, 4/15/31ž	3,329,000	3,194,175
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	6,076,000	6,091,544
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	5,303,729	5,334,127
LHOME Mortgage Trust 2024-RTL2 A2, 8.8970%, 3/25/29ž,Ç	2,075,000	2,093,733
LHOME Mortgage Trust 2024-RTL3 A2, 8.3730%, 5/25/29ž,Ç	3,600,000	3,648,135
LHOME Mortgage Trust 2024-RTL5 A2, 5.7510%, 9/25/39ž,Ç	9,488,000	9,556,003
Life Financial Services Trust 2021-BMR E, CME Term SOFR 1 Month + 1.8645%, 5.6145%, 3/15/38ž,‡	12,600,000	12,526,258
LoanMe Trust SBL 2019-1, 13.0000%, 8/15/30ž,Ç	4,197,919	1,217,396
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30ž	1,404,438	1,405,136
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30ž	5,100,000	5,101,119
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32ž	26,207,000	26,266,486
Madison Park Funding Ltd 2018-32A A1R2, CME Term SOFR 3 Month + 1.3600%, 5.2174%, 7/22/37ž,‡	20,000,000	20,072,220
Madison Park Funding Ltd 2024-66A A2, CME Term SOFR 3 Month + 1.5800%, 5.4500%, 10/21/37ž,‡	27,000,000	27,060,256
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	57,500,000	57,660,149
Magnetite CLO Ltd 2024-44A A1, CME Term SOFR 3 Month + 1.3500%, 5.2545%, 10/15/37ž,‡	35,700,000	35,824,846
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33ž	14,300,000	14,556,684
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33ž	9,300,000	9,481,518
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33ž	9,571,000	9,865,358
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33ž	2,500,000	2,600,115
Marlette Funding Trust 2025-1A D, 6.0200%, 7/16/35ž	13,864,000	13,959,138
Mello Warehouse Securitization Trust 2024-1 F, CME Term SOFR 1 Month + 5.2500%, 8.9817%, 10/25/57ž,‡	11,458,000	11,430,958
Merit 2022-MHIL G, CME Term SOFR 1 Month + 3.9575%, 7.7076%, 1/15/27ž,‡	4,104,000	4,084,974
MHC Commercial Mortgage Trust 2021-MHC F, CME Term SOFR 1 Month + 2.7154%, 6.4654%, 4/15/38ž,‡	4,880,000	4,885,674
MHC Commercial Mortgage Trust 2021-MHC G, CME Term SOFR 1 Month + 3.3154%, 7.0654%, 4/15/38ž,‡	8,496,000	8,505,857
MKT Mortgage Trust 2020-525M A, 2.6940%, 2/12/40ž	2,755,000	2,486,681
MKT Mortgage Trust 2020-525M F, 2.9406%, 2/12/40ž,‡	11,900,000	8,625,264
MTN Commercial Mortgage Trust 2022-LPFL F, CME Term SOFR 1 Month + 5.2852%, 9.0452%, 3/15/39ž,‡	19,300,000	19,279,953
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41ž	658,965	630,369
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	13,759,256	13,896,614
NRZ Excess Spread Collateralized Notes 2025-FHT1 A, 6.5450%, 3/25/32ž,Ç	41,241,781	41,906,495
NW Re-Remic Trust 2021-FRR1 BK88, 2.6061%, 12/18/51ž,‡	20,000,000	17,322,346
Oak Hill Credit Partners 2021-8A A2R, CME Term SOFR 3 Month + 1.4800%, 5.3644%, 1/20/38ž,‡	26,000,000	26,039,624
Oak Street Investment Grade Net Lease Fund 2020-1A B1, 5.1100%, 11/20/50ž	4,499,000	2,684,062
Oak Street Investment Grade Net Lease Fund 2021-1A B1, 4.2300%, 1/20/51ž	6,250,000	4,629,714
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	8,000,000	8,003,150
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38§	3,000,000	3,007,215
Oasis Securitization 2025-1A B, 8.0550%, 8/15/39ž	13,752,000	13,817,930
Oasis Securitization 2025-1A C, 9.9000%, 8/15/39ž	3,000,000	3,005,222
OCP CLO Ltd 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.2544%, 7/20/37ž,‡	20,000,000	20,068,166
Octagon Investment Partners 42 Ltd 2019-3A A1RR, CME Term SOFR 3 Month + 1.3600%, 5.2645%, 7/15/37ž,‡	20,000,000	20,071,996
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30ž	6,250,000	6,293,733
Ondeck Asset Securitization Trust LLC 2024-1A B, 7.1500%, 6/17/31ž	6,000,000	6,089,841
Ondeck Asset Securitization Trust LLC 2025-1A C, 6.6400%, 4/19/32ž	1,287,000	1,296,727
Ondeck Asset Securitization Trust LLC 2025-1A D, 8.7700%, 4/19/32ž	2,800,000	2,819,787
Ondeck Asset Securitization Trust LLC 2025-2A C, 6.3000%, 11/17/32ž	1,750,000	1,758,873
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29ž	$1,675,337		$1,665,027
Palmer Square European CLO 2021-2A DR, EURIBOR 3 Month + 3.1500%, 5.1360%, 3/15/38ž,‡	10,270,000	EUR	12,083,585
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28ž	5,000,000		4,978,124
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29ž	5,379,000		4,909,101
Penta CLO 2023-15A DR, EURIBOR 3 Month + 3.0500%, 5.0417%, 10/15/38ž,‡	6,520,000	EUR	7,679,556
Post Road Equipment Finance 2024-1A D, 6.7700%, 10/15/30ž	1,100,000		1,123,863
Post Road Equipment Finance 2024-1A E, 8.5000%, 12/15/31ž	3,200,000		3,276,325
Post Road Equipment Finance 2025-1A E, 7.0800%, 5/17/32ž	3,000,000		3,049,908
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30ž	6,000,000		6,359,695
PRIMA Capital Ltd, 4.2500%, 12/25/50ž	10,500,000		10,038,524
PRIMA Capital Ltd 2019-1S C, 5.5000%, 10/1/33ž	8,432,000		7,089,411
PRM7 Trust 2025-PRM7 E, 6.6184%, 11/10/42ž,‡	12,016,000		11,876,466
Project Silver, 6.9000%, 7/15/44ž,‡	898,315		729,019
Rain City Mortgage Trust 2024-RTL1 A2, 8.0210%, 11/25/29ž,‡	4,440,000		4,487,972
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44ž	7,367,059		6,876,114
Reach Financial LLC 2024-1A C, 6.9000%, 2/18/31ž	11,152,000		11,463,243
Reach Financial LLC 2025-2A C, 5.6900%, 8/18/32ž	10,037,000		9,981,665
ReadyCap Lending 2023-3 A, Prime Rate by Country United States + 0.0700%, 6.8200%, 4/27/48ž,‡	5,196,693		5,231,585
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C, 8.0070%, 11/25/53ž,‡	4,994,958		5,175,194
Saluda Grade Alternative Mortgage Trust 2023-RTL3 A1, 8.0000%, 4/25/29ž,Ç	4,325,358		4,305,585
Saluda Grade Alternative Mortgage Trust 2024-FIG5 C, 6.8510%, 4/25/54ž,Ç	3,082,135		3,076,866
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	12,560,275		12,592,839
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	8,052,542		8,119,991
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A2, 8.6830%, 7/25/30ž,Ç	11,300,000		11,375,931
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33ž	11,655		11,672
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33ž	2,087,729		2,126,084
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33ž	4,715,811		4,916,516
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33ž	2,210,536		2,300,742
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32ž	5,192,416		5,267,602
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32ž	5,881,046		6,033,898
Santander Bank Auto Credit-Linked Notes 2024-A G, 13.0300%, 6/15/32ž	5,700,582		5,839,478
Santander Bank Auto Credit-Linked Notes 2024-B E, 6.7990%, 1/18/33ž	5,331,192		5,365,611
Santander Bank Auto Credit-Linked Notes 2024-B F, 8.8810%, 1/18/33ž	14,394,219		14,552,093
Santander Bank Auto Credit-Linked Notes 2024-B G, 12.2310%, 1/18/33ž	8,896,871		8,990,518
Santander Bank Auto Credit-Linked Notes 2025-A F, 7.3430%, 1/16/34ž	5,828,000		5,840,827
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39ž,‡	13,716,441		13,679,555
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32ž	6,000,000		6,131,232
SCG Hotel Issuer Inc 2025-DLFN E, CME Term SOFR 1 Month + 2.9500%, 6.7001%, 3/15/35ž,‡	6,475,000		6,436,809
SCG Hotel Issuer Inc 2025-FLWR E, CME Term SOFR 1 Month + 2.7500%, 6.5001%, 8/15/42ž,‡	6,733,000		6,726,760
SCG Hotel Issuer Inc 2025-SNIP E, CME Term SOFR 1 Month + 3.4000%, 7.1501%, 9/15/42ž,‡	7,875,000		7,845,717
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52ž	13,712,633		13,563,244
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	28,618,000		27,797,594
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37ž	1,139,834		1,137,474
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39ž	484,696		495,497
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40ž	647,784		661,996
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40ž	943,447		967,528
Sierra Receivables Funding Co LLC 2024-1A D, 8.0200%, 1/20/43ž	853,645		863,368
Sierra Receivables Funding Co LLC 2024-2A D, 7.4800%, 6/20/41ž	1,809,153		1,815,426
Sierra Receivables Funding Co LLC 2024-3A D, 6.9300%, 8/20/41ž	3,175,111		3,144,579
Sierra Receivables Funding Co LLC 2025-1A D, 6.8600%, 1/21/42ž	5,790,760		5,722,351
Sierra Receivables Funding Co LLC 2025-3A C, 4.9800%, 8/22/44ž	2,684,613		2,664,921
Sierra Receivables Funding Co LLC 2025-3A D, 6.5400%, 8/22/44ž	3,937,432		3,853,118
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 6.4510%, 1/17/39ž,‡	7,000,000		6,965,970
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 7.1010%, 1/17/39ž,‡	20,073,000		19,774,121
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
SoFi Consumer Loan Program Trust 2025-3 D, 5.3500%, 8/15/34ž	$10,243,000		$10,288,567
Sotheby's Artfi Master Trust 2024-1A D, 7.9100%, 12/22/31ž	4,000,000		4,009,249
Storm King Park CLO Ltd 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.2645%, 10/15/37ž,‡	23,900,000		23,985,875
SWCH Commercial Mortgage Trust 2025-DATA E, CME Term SOFR 1 Month + 3.3402%, 7.0903%, 2/17/42ž,‡	21,830,000		21,502,968
SWCH Commercial Mortgage Trust 2025-DATA F, CME Term SOFR 1 Month + 4.2389%, 7.9890%, 2/17/42ž,‡	24,830,000		24,430,809
Switch ABS Issuer LLC 2024-2A C, 10.0330%, 6/25/54ž	10,000,000		10,469,874
The Huntington National Bank 2024-1 C, US 30 Day Average SOFR + 3.1500%, 7.0677%, 5/20/32ž,‡	1,099,204		1,108,229
The Huntington National Bank 2024-1 D, US 30 Day Average SOFR + 5.2500%, 9.1677%, 5/20/32ž,‡	439,681		451,509
The Huntington National Bank 2024-1 E, US 30 Day Average SOFR + 8.2500%, 12.1677%, 5/20/32ž,‡	1,319,044		1,358,545
The Huntington National Bank 2024-2 E, US 30 Day Average SOFR + 7.5000%, 11.4177%, 10/20/32ž,‡	1,123,401		1,127,620
The Huntington National Bank 2025-1 D, US 30 Day Average SOFR + 3.5000%, 7.4177%, 3/21/33ž,‡	2,034,358		2,034,341
The Huntington National Bank 2025-1 E, US 30 Day Average SOFR + 7.1500%, 11.0677%, 3/21/33ž,‡	2,732,770		2,742,881
The Huntington National Bank 2025-2 D, US 30 Day Average SOFR + 3.2500%, 7.1677%, 9/20/33ž,‡	3,002,091		3,004,359
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29ž	3,550,351		3,611,623
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28ž,€	1,850,000		1,366,272
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28ž,€	3,145,000		1,840,572
Truist Bank Auto Credit-Linked Notes 2025-1 C, 6.8070%, 9/26/33ž	1,651,528		1,651,822
Truist Bank Auto Credit-Linked Notes 2025-1 D, 9.6850%, 9/26/33ž	2,117,344		2,121,764
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29ž	4,500,000		4,549,598
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33ž	14,500,000		14,857,016
Upstart Securitization Trust 2025-3 C, 5.4300%, 9/20/35ž	6,427,000		6,380,448
US Bank National Association 2023-1 C, 9.7850%, 8/25/32ž	809,145		823,497
VB-S1 Issuer LLC 2024-1A F, 8.8710%, 5/15/54ž	11,000,000		11,325,710
VB-S1 Issuer LLC 2025-1A C, 7.4460%, 8/16/55ž	5,923,000		5,929,147
VB-S1 Issuer LLC 2025-1A D, 9.3830%, 8/16/55ž	16,900,000		16,823,779
Vontive Mortgage Trust 2025-RTL1 A1, 6.5070%, 3/25/30ž,Ç	16,491,000		16,802,179
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.3354%, 11/15/54‡,¤	75,453,452		3,752,074
Wells Fargo Commercial Mortgage Trust 2025-VTT D, 6.1762%, 3/15/38ž,‡	11,187,000		11,231,259
Wells Fargo Commercial Mortgage Trust 2025-VTT E, 6.9072%, 3/15/38ž,‡	7,617,000		7,669,902
Western Funding Auto Loan Trust 2025-1 C, 5.3400%, 11/15/35ž	8,406,000		8,462,265
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36ž	1,085,997		1,078,727
Westgate Resorts 2024-1A C, 7.0600%, 1/20/38ž	2,498,829		2,534,473
Westgate Resorts 2024-1A D, 9.2600%, 1/20/38ž	1,249,415		1,271,278
Westlake Automobile Receivable Trust 2025-2A D, 5.0800%, 5/15/31ž	4,740,000		4,760,665
Woodward Capital Management 2017-280P B, CME Term SOFR 1 Month + 1.3800%, 5.1580%, 9/15/34ž,‡	5,400,000		5,360,827
Woodward Capital Management 2024-CES1 A1B, 6.3250%, 2/25/44ž,‡	6,814,704		6,871,977
Worldwide Plaza Trust 2017-WWP F, 3.5955%, 11/10/36ž,‡	4,305,008		173,594
Z Capital Credit Partners CLO 2018-1 Ltd, CME Term SOFR 3 Month + 2.7116%, 6.6052%, 1/16/31ž,‡	917,368		920,809
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,061,674,477)			3,068,816,269
Bank Loans and Mezzanine Loans – 10.1%
Basic Industry – 0.3%
Ahlstrom Holding 3 Oy, CME Term SOFR 3 Month + 4.0000%, 7.9336%, 5/23/30‡	11,401,557		11,487,282
INEOS Finance PLC, EURIBOR 1 Month + 3.5000%, 5.4010%, 6/23/31‡	2,900,000	EUR	2,792,859
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Basic Industry – (continued)
Olympus Water US Holding Corp, CME Term SOFR 1 Month + 3.2500%, 6.9219%, 11/3/32‡	$4,667,000		$4,634,938
Spa US Holdco Inc, CME Term SOFR 3 Month + 4.0000%, 7.9336%, 2/4/28‡	3,541,301		3,566,436
			22,481,515
Brokerage – 0.1%
Aretec Group Inc, CME Term SOFR 1 Month + 3.0000%, 6.7161%, 8/9/30‡	4,534,000		4,548,191
Osaic Holdings Inc, CME Term SOFR 1 Month + 3.0000%, 6.5954%, 7/30/32‡	4,989,000		5,006,761
			9,554,952
Capital Goods – 0.8%
CP Atlas Buyer Inc, CME Term SOFR 1 Month + 5.2500%, 8.9661%, 7/8/30‡	12,981,465		12,558,510
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 6.0724%, 5/31/30‡	9,691,063		9,734,358
EMRLD Borrower LP, CME Term SOFR 6 Month + 2.2500%, 6.1219%, 8/4/31‡	13,335,662		13,388,821
Husky Holdings LLC, CME Term SOFR 3 Month + 3.7500%, 1.0000%, 2/15/29‡	2,890,000		2,908,467
Park River Holdings Inc, CME Term SOFR 1 Month + 4.5000%, 8.4853%, 3/15/31‡	4,685,000		4,707,441
TransDigm Inc, CME Term SOFR 1 Month + 2.5000%, 6.2161%, 1/19/32‡	6,744,625		6,786,786
			50,084,383
Commercial Services – 0.2%
Lernen Bidco Ltd, EURIBOR 6 Month + 3.7500%, 5.8710%, 4/25/29‡	5,760,000	EUR	6,838,845
Lernen US Finco LLC, SOFR 3 Month + 3.5000%, 7.4100%, 10/27/31‡	6,652,690		6,661,006
			13,499,851
Communications – 0.6%
Directv Financing LLC, CME Term SOFR 3 Month + 5.2500%, 9.3520%, 8/2/29‡	9,642,237		9,928,705
Hunter Holdco 3 Ltd, CME Term SOFR 3 Month + 4.2500%, 8.0219%, 8/19/28‡	4,286,000		4,168,135
Versant Media Group Inc, CME Term SOFR 1 Month + 3.5000%, 7.5369%, 10/23/30ƒ,‡	10,052,000		10,045,768
Windstream Services LLC, CME Term SOFR 1 Month + 4.0000%, 7.7161%, 10/6/32‡	18,655,000		18,701,637
			42,844,245
Consumer Cyclical – 1.3%
Atlas LuxCo 4 Sarl, EURIBOR 1 Month + 3.7500%, 5.6510%, 8/20/32‡	5,630,000	EUR	6,655,122
Boots Group Bidco Ltd, SONIA 1 Month + 4.7500%, 8.4764%, 8/30/32‡	960,000	GBP	1,303,504
Boots Group Finco LP, CME Term SOFR 1 Month + 3.5000%, 7.2063%, 8/30/32‡	2,705,000		2,717,389
Flutter Financing BV, CME Term SOFR 3 Month + 2.0000%, 5.6719%, 6/4/32‡	6,599,338		6,615,919
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 7.7161%, 5/21/32‡	12,280,000		12,201,039
Loire Finco Luxembourg Sarl, EURIBOR 1 Month + 4.0000%, 5.9010%, 1/21/30‡	2,660,000	EUR	3,152,153
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 6.7161%, 6/25/31‡	20,051,043		20,101,805
Peer Holding III BV, EURIBOR 3 Month + 2.7500%, 4.7500%, 9/29/32‡	10,010,000	EUR	11,815,703
Piolin Bidco SA, EURIBOR 6 Month + 3.7500%, 5.8590%, 9/16/29‡	4,485,600	EUR	5,858,934
River Rock Entertainment Authority, CME Term SOFR 1 Month + 9.0000%, 12.7302%, 6/25/31‡	10,866,000		10,540,020
Victra Holdings LLC, CME Term SOFR 3 Month + 3.7500%, 7.4219%, 3/29/29‡	4,628,325		4,689,116
			85,650,704
Consumer Non-Cyclical – 1.9%
Althea Acquisition Bidco Sarl, EURIBOR 3 Month + 3.2500%, 5.2820%, 10/7/32ƒ,‡	18,220,000	EUR	21,504,135
Colosseum Dental Finance BV, EURIBOR 3 Month + 3.5000%, 5.4820%, 3/18/32‡	11,060,000	EUR	13,059,271
Froneri Lux Finco Sarl, EURIBOR 6 Month + 2.7500%, 4.8730%, 9/30/32‡	16,320,000	EUR	19,215,252
Gategroup Finance International Sarl, EURIBOR 3 Month + 3.5000%, 5.5480%, 6/10/32ƒ,‡	11,350,000	EUR	13,414,097
Lavender US Holdco 1 Inc, CME Term SOFR 1 Month + 3.2500%, 7.3929%, 12/2/32ƒ,‡	10,638,970		10,714,294
LifePoint Health Inc, CME Term SOFR 1 Month + 3.5000%, 7.3347%, 5/19/31‡	981,335		984,364
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4661%, 10/23/30‡	7,338,391		7,380,592
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Non-Cyclical – (continued)
PAREXEL International Corp, CME Term SOFR 1 Month + 2.7500%, 6.6227%, 12/12/31ƒ,‡	$6,357,000		$6,374,227
PAX Holdco Spain SL, EURIBOR 6 Month + 4.0000%, 6.1500%, 12/31/29‡	8,240,000	EUR	9,701,044
Star Parent Inc, CME Term SOFR 3 Month + 4.0000%, 7.6719%, 9/27/30‡	20,224,326		20,291,603
			122,638,879
Diversified Financial Services – 0%
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 10.0000%, 13.5868%, 4/30/24‡,€	232,620		27,914
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 5.0000%, 10.7500%, 1/3/29‡,€	7,944,281		158,886
			186,800
Electric – 0.4%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 5.7161%, 9/30/31‡	4,232,425		4,254,172
Long Ridge Energy LLC, CME Term SOFR 3 Month + 4.5000%, 8.1719%, 2/19/32‡	21,716,094		21,535,017
			25,789,189
Energy – 0.3%
Colossus Acquireco LLC, SOFR 3 Month + 1.7500%, 5.4100%, 7/30/32‡	17,278,030		17,299,682
Finance Companies – 0.2%
Summer (BC) Holdco B Sarl, CME Term SOFR 3 Month + 5.0000%, 8.9319%, 2/15/29‡	11,027,038		10,267,355
Financial Institutions – 0.4%
Chrysaor Bidco Sarl, EURIBOR 3 Month + 3.5000%, 5.5210%, 10/30/31ƒ,‡	11,440,000	EUR	13,557,702
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.1506%, 7/3/31‡	13,565,659		13,599,573
			27,157,275
Industrial – 0.2%
Inspired Finco Holdings Ltd, EURIBOR 1 Month + 3.2500%, 5.1510%, 2/28/31‡	10,760,000	EUR	12,709,593
Insurance – 0.8%
Acropole Holdings SAS, EURIBOR 3 Month + 3.5000%, 5.5190%, 7/26/32‡	14,930,000	EUR	17,718,135
Asurion LLC, CME Term SOFR 1 Month + 4.2500%, 7.9661%, 9/19/30‡	13,731,000		13,754,763
Jones Deslauriers Insurance Management Inc, CME Term SOFR 1 Month + 3.0000%, 6.8642%, 12/10/32ƒ,‡	15,923,000		15,923,000
USI Inc/NY, CME Term SOFR 3 Month + 2.2500%, 5.9219%, 9/29/30‡	8,590,255		8,623,973
			56,019,871
Technology – 2.3%
Ahead DB Holdings LLC, CME Term SOFR 3 Month + 2.5000%, 6.1719%, 2/1/31‡	6,036,463		6,039,224
Claudius Finance Sarl, EURIBOR 3 Month + 2.7500%, 4.8160%, 7/10/28‡	3,250,000	EUR	3,829,049
Dayforce Inc, CME Term SOFR 1 Month + 3.0000%, 7.1568%, 8/20/32ƒ,‡	23,806,000		23,721,013
Gold Rush Bidco Ltd, EURIBOR 6 Month + 3.2500%, 5.3530%, 5/16/31‡	6,040,000	EUR	7,152,835
Leia Finco US LLC, CME Term SOFR 3 Month + 3.2500%, 7.1853%, 10/9/31‡	16,255,055		16,345,540
Modena Buyer LLC, CME Term SOFR 3 Month + 4.2500%, 8.0904%, 7/1/31‡	15,886,530		15,787,239
Ping Identity Holding Corp, CME Term SOFR 3 Month + 2.7500%, 6.5909%, 11/15/32‡	10,087,000		10,099,609
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 7.2515%, 10/28/30ƒ,‡	13,053,808		13,024,959
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 5.0000%, 8.6719%, 5/9/33ƒ,‡	9,996,000		9,564,972
X Corp, 9.5000%, 10/26/29	28,186,000		28,065,082
X Corp, CME Term SOFR 6 Month + 6.5000%, 10.4475%, 10/26/29‡	7,478,451		7,358,493
Zuora Inc, CME Term SOFR 1 Month + 3.5000%, 7.2161%, 2/14/32‡	13,012,388		12,960,338
			153,948,353
Transportation – 0.3%
Beacon Mobility Corp, CME Term SOFR 3 Month, 3.6719%, 8/6/30‡	685,145		688,146
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Transportation – (continued)
Beacon Mobility Corp, CME Term SOFR 3 Month + 3.2500%, 6.9219%, 8/6/30‡	$5,001,980	$5,023,889
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.2500%, 6.1615%, 4/9/32‡	13,487,000	13,479,717
		19,191,752
Total Bank Loans and Mezzanine Loans (cost $667,518,770)		669,324,399
Corporate Bonds – 33.4%
Banking – 1.9%
Ally Financial Inc, SOFR + 1.9600%, 5.7370%, 5/15/29‡	245,000	251,220
Ally Financial Inc, SOFR + 2.8200%, 6.8480%, 1/3/30‡	234,000	248,274
Ally Financial Inc, 8.0000%, 11/1/31	224,000	254,241
Banco Bilbao Vizcaya Argentaria SA, US Treasury Yield Curve Rate 1 Year + 2.7000%, 6.1380%, 9/14/28‡	200,000	207,116
Banco Bilbao Vizcaya Argentaria SA, US Treasury Yield Curve Rate 1 Year + 1.9500%, 6.0330%, 3/13/35‡	200,000	212,580
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	230,000	257,302
BNP Paribas SA, US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500%ž,‡,μ	2,432,000	2,594,163
Canadian Imperial Bank of Commerce, SOFR + 1.0300%, 4.8570%, 3/30/29‡	259,000	263,282
Capital One Financial Corp, SOFR + 2.6000%, 5.8170%, 2/1/34‡	243,000	254,331
Capital One Financial Corp, SOFR + 2.2600%, 6.0510%, 2/1/35‡	1,220,000	1,298,678
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	17,529,000	18,298,222
Capital One Financial Corp, US Treasury Yield Curve Rate 5 Year + 3.1570%, 3.9500%‡,μ	16,368,000	16,171,247
Citigroup Inc, CME Term SOFR 3 Month + 1.4126%, 3.5200%, 10/27/28‡	258,000	255,689
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	17,665,000	18,117,674
Citigroup Inc, SOFR + 1.4650%, 5.3330%, 3/27/36‡	169,000	172,879
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.7300%, 5.4110%, 9/19/39‡	200,000	201,262
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,μ	5,310,000	5,291,481
Citizens Financial Group Inc, SOFR + 2.0100%, 5.8410%, 1/23/30‡	240,000	250,321
Citizens Financial Group Inc, SOFR + 2.3250%, 6.6450%, 4/25/35‡	238,000	261,698
Comerica Inc, SOFR + 2.1550%, 5.9820%, 1/30/30‡	249,000	259,761
Deutsche Bank AG / New York, SOFR + 3.1800%, 6.7200%, 1/18/29‡	235,000	246,031
Deutsche Bank AG / New York, SOFR + 1.7000%, 4.9990%, 9/11/30‡	300,000	304,606
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	271,000	258,624
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	2,030,000	2,393,361
HSBC Holdings PLC, SOFR + 3.3500%, 7.3900%, 11/3/28‡	236,000	249,490
HSBC Holdings PLC, SOFR + 1.9700%, 6.1610%, 3/9/29‡	239,000	248,821
HSBC Holdings PLC, CME Term SOFR 3 Month + 1.8716%, 3.9730%, 5/22/30‡	260,000	256,840
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	243,000	262,546
ING Groep NV, SOFR + 1.7700%, 5.5500%, 3/19/35‡	200,000	208,023
Intesa Sanpaolo SpA, 5.7100%, 1/15/26ž	276,000	276,133
JPMorgan Chase & Co, US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,μ	16,251,000	16,159,424
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.7000%, 5.8710%, 3/6/29‡	200,000	207,354
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.7500%, 5.6790%, 1/5/35‡	243,000	255,829
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5900%, 11/26/35‡	200,000	209,015
M&T Bank Corp, SOFR + 2.2600%, 6.0820%, 3/13/32‡	248,000	263,443
M&T Bank Corp, US Treasury Yield Curve Rate 5 Year + 2.6790%, 3.5000%‡,μ	9,971,000	9,660,421
Mitsubishi UFJ Financial Group Inc, US Treasury Yield Curve Rate 1 Year + 1.2700%, 5.6150%, 4/24/36‡	200,000	209,337
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	214,000	212,791
PNC Financial Services Group Inc/The, SOFR + 1.8500%, 4.6260%, 6/6/33‡	248,000	245,798
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	227,000	256,879
Regions Financial Corp, SOFR + 1.4900%, 5.7220%, 6/6/30‡	250,000	260,632
Regions Financial Corp, SOFR + 2.0600%, 5.5020%, 9/6/35‡	252,000	259,572
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Santander UK Group Holdings PLC, ICE LIBOR USD 3 Month + 1.4000%, 3.8230%, 11/3/28‡	$257,000		$255,298
Santander UK Group Holdings PLC, SOFR + 1.5540%, 4.8580%, 9/11/30‡	262,000		265,129
Santander UK Group Holdings PLC, SOFR + 1.5780%, 5.1360%, 9/22/36‡	266,000		265,302
Sumitomo Mitsui Financial Group Inc, SOFR + 1.7800%, 5.7960%, 7/8/46‡	255,000		258,359
Toronto-Dominion Bank/The, US Treasury Yield Curve Rate 5 Year + 2.7210%, 6.3500%, 10/31/85‡	11,405,000		11,563,598
Truist Financial Corp, SOFR + 1.4350%, 4.8730%, 1/26/29‡	257,000		261,089
Truist Financial Corp, SOFR + 2.3000%, 6.1230%, 10/28/33‡	35,000		37,818
US Bancorp, SOFR + 1.2300%, 4.6530%, 2/1/29‡	250,000		253,125
US Bancorp, US Treasury Yield Curve Rate 5 Year + 2.5410%, 3.7000%‡,μ	16,493,000		16,095,450
Westpac Banking Corp, US Treasury Yield Curve Rate 5 Year + 1.5300%, 3.0200%, 11/18/36‡	206,000		185,970
			127,467,529
Basic Industry – 1.9%
AngloGold Ashanti Holdings PLC, 3.3750%, 11/1/28	240,000		232,833
ArcelorMittal SA, 6.5500%, 11/29/27	243,000		253,005
Arcosa Inc, 4.3750%, 4/15/29ž	195,000		191,680
ATI Inc, 4.8750%, 10/1/29	197,000		196,677
Celanese US Holdings LLC, 6.8790%, 7/15/32	47,000		48,909
Celanese US Holdings LLC, 7.2000%, 11/15/33	263,000		277,837
Cleveland-Cliffs Inc, 7.5000%, 9/15/31ž	258,000		272,149
Compass Minerals International Inc, 6.7500%, 12/1/27ž	54,000		53,998
CVR Partners LP/CVR Nitrogen Finance Corp, 6.1250%, 6/15/28ž	183,000		183,497
First Quantum Minerals Ltd, 7.2500%, 2/15/34ž	17,945,000		18,865,664
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	200,000		199,502
FMG Resources (August 2006) Pty Ltd, 6.1250%, 4/15/32ž	228,000		237,914
INEOS Finance PLC, 7.5000%, 4/15/29ž,#	250,000		217,170
Maxam Prill Sarl, 7.7500%, 7/15/30ž	24,174,000		25,015,183
Mineral Resources Ltd, 8.5000%, 5/1/30ž	183,000		190,309
Novelis Corp, 4.7500%, 1/30/30ž	462,000		446,292
Novelis Corp, 3.8750%, 8/15/31ž	283,000		257,944
Olympus Water US Holding Corp, 5.3750%, 10/1/29	7,762,000	EUR	8,448,685
Olympus Water US Holding Corp, 7.2500%, 2/15/33ž	8,473,000		8,514,870
Perenti Finance Pty Ltd, 7.5000%, 4/26/29ž	200,000		208,000
Progroup AG, 5.3750%, 4/15/31	17,800,000	EUR	21,381,325
Qnity Electronics Inc, 6.2500%, 8/15/33ž	172,000		178,287
SunCoke Energy Inc, 4.8750%, 6/30/29ž	217,000		201,489
Taseko Mines Ltd, 8.2500%, 5/1/30ž	12,751,000		13,544,546
Verde Purchaser LLC, 10.5000%, 11/30/30ž	25,769,000		27,707,164
			127,324,929
Brokerage – 0.7%
Artec Group Inc, 10.0000%, 8/15/30ž	3,568,000		3,850,382
Blue Owl Finance LLC, 6.2500%, 4/18/34	252,000		259,861
Charles Schwab Corp, SOFR + 2.5000%, 5.8530%, 5/19/34‡	240,000		257,087
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	233,000		253,964
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	28,725,000		29,983,050
Kefferies Finance LLC / JFIN Co-Issuer Corp, 5.0000%, 8/15/28ž	200,000		192,554
Marex Group PLC, 6.4040%, 11/4/29	3,001,000		3,112,173
StoneX Group Inc, 7.8750%, 3/1/31ž	6,838,000		7,264,828
			45,173,899
Capital Goods – 0.9%
AAR Escrow Issuer LLC, 6.7500%, 3/15/29ž	68,000		70,369
Advanced Drainage Systems Inc, 6.3750%, 6/15/30ž	31,000		31,700
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	21,585,000	EUR	24,061,597
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	282,000		265,471
Boeing Co/The, 7.0080%, 5/1/64	210,000		238,612
BWX Technologies Inc, 4.1250%, 6/30/28ž	202,000		198,885
Clydesdale Acquisition Holdings Inc, 8.7500%, 4/15/30ž,#	184,000		187,069
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Covert Mergeco Inc, 4.8750%, 12/1/29ž	$200,000	$192,236
CP Atlas Buyer Inc, 9.7500%, 7/15/30ž	245,000	253,759
Dycom Industries Inc, 4.5000%, 4/15/29ž	194,000	191,633
Eagle Materials Inc, 5.0000%, 3/15/36	269,000	263,494
EnerSys, 4.3750%, 12/15/27ž	198,000	196,518
Ferguson Enterprises Inc, 5.0000%, 10/3/34	220,000	221,899
Harsco Corp, 5.7500%, 7/31/27ž	187,000	187,100
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	186,000	195,064
JH North America Holdings Inc, 5.8750%, 1/31/31ž	14,410,000	14,708,647
L3Harris Technologies Inc, 5.3500%, 6/1/34	225,000	232,913
Madison IAQ LLC, 5.8750%, 6/30/29ž	216,000	214,688
MIWD Holdco II LLC / MIWD Finance Corp, 5.5000%, 2/1/30ž	197,000	190,815
Regal Rexnord Corp, 6.4000%, 4/15/33	240,000	258,152
Roller Bearing Company of America Inc, 4.3750%, 10/15/29ž	455,000	447,675
TriMas Corp, 4.1250%, 4/15/29ž	198,000	192,552
Velocity Vehicle Group LLC, 8.0000%, 6/1/29ž	193,000	183,359
Wabtec Corp, 4.7000%, 9/15/28	217,000	219,658
WESCO Distribution Inc, 6.3750%, 3/15/29ž	190,000	196,207
Westinghouse Air Brake Technologies Corp, 5.5000%, 5/29/35	252,000	262,816
White Cap Supply Holdings LLC, 7.3750%, 11/15/30ž	245,000	253,434
Wilsonart LLC, 11.0000%, 8/15/32ž	19,050,000	17,022,741
		61,139,063
Communications – 3.7%
Altice France SA, 6.8750%, 7/15/32ž	201,000	192,747
AMC Networks Inc, 10.2500%, 1/15/29ž	183,000	191,896
AMC Networks Inc, 10.5000%, 7/15/32ž,#	17,411,000	19,234,639
Bell Canada, US Treasury Yield Curve Rate 5 Year + 2.3900%, 6.8750%, 9/15/55‡	50,000	51,587
Clear Channel Outdoor Holdings Inc, 7.7500%, 4/15/28ž,#	262,000	262,193
Clear Channel Outdoor Holdings Inc, 7.5000%, 6/1/29ž	267,000	265,118
Connect Finco Sarl / Connect US Finco LLC, 9.0000%, 9/15/29ž	446,000	473,090
Deluxe Corp, 8.0000%, 6/1/29ž	190,000	193,526
Deluxe Corp, 8.1250%, 9/15/29ž	191,000	201,214
EchoStar Corp, 10.7500%, 11/30/29	248,000	274,239
Electronic Arts Inc, 1.8500%, 2/15/31	299,000	287,391
Electronic Arts Inc, 2.9500%, 2/15/51#	16,767,000	15,466,027
EW Scripps Co/The, 9.8750%, 8/15/30ž	256,000	255,664
Fox Corp, 4.7090%, 1/25/29	250,000	253,199
Fox Corp, 6.5000%, 10/13/33	232,000	255,753
Frontier Communications Holdings LLC, 8.6250%, 3/15/31ž	10,336,000	10,875,363
Gray Media Inc, 10.5000%, 7/15/29ž	358,000	384,972
Gray Media Inc, 7.2500%, 8/15/33ž	15,285,000	15,618,654
Lamar Media Corp, 4.8750%, 1/15/29	189,000	188,672
Level 3 Financing Inc, 3.7500%, 7/15/29ž	6,822,000	6,211,499
Level 3 Financing Inc, 6.8750%, 6/30/33ž	4,496,346	4,601,012
Level 3 Financing Inc, 7.0000%, 3/31/34ž	4,234,245	4,363,694
Level 3 Financing Inc, 8.5000%, 1/15/36ž	16,929,000	17,335,002
Lions Gate Capital Holdings 1 Inc, 6.0000%, 4/15/30ž	22,024,000	21,032,920
Lumen Technologies Inc, 4.1250%, 4/15/29ž	5,670,000	5,613,300
Lumen Technologies Inc, 10.0000%, 10/15/32ž	5,000,000	5,025,000
Midcontinent Communications, 8.0000%, 8/15/32ž	20,904,000	21,397,857
Nexstar Broadcasting Inc, 4.7500%, 11/1/28ž	24,000	23,826
Orange SA, 9.0000%, 3/1/31	210,000	252,698
Paramount Global, US Treasury Yield Curve Rate 5 Year + 3.9990%, 6.3750%, 3/30/62‡	189,000	175,465
ROBLOX Corp, 3.8750%, 5/1/30ž	22,237,000	21,260,275
Rogers Communications Inc, US Treasury Yield Curve Rate 5 Year + 2.6530%, 7.0000%, 4/15/55‡,#	244,000	255,273
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Rogers Communications Inc, US Treasury Yield Curve Rate 5 Year + 2.6200%, 7.1250%, 4/15/55‡	$50,000		$52,650
Rogers Communications Inc, US Treasury Yield Curve Rate 5 Year + 3.5900%, 5.2500%, 3/15/82ž,‡	202,000		201,912
RR Donnelley & Sons Co, 9.5000%, 8/1/29ž	105,000		108,203
Take-Two Interactive Software Inc, 4.9500%, 3/28/28	257,000		261,978
TELUS Corp, US Treasury Yield Curve Rate 5 Year + 2.7690%, 6.6250%, 10/15/55‡	50,000		51,022
TELUS Corp, US Treasury Yield Curve Rate 5 Year + 2.7090%, 7.0000%, 10/15/55‡	183,000		190,499
Time Warner Cable Enterprises LLC, 8.3750%, 7/15/33	213,000		245,788
Univision Communications Inc, 8.5000%, 7/31/31ž	13,930,000		14,551,682
Univision Communications Inc, 9.3750%, 8/1/32ž	9,944,000		10,687,940
Viasat Inc, 5.6250%, 4/15/27ž	193,000		192,722
Viasat Inc, 7.5000%, 5/30/31ž	270,000		256,715
Virgin Media Finance PLC, 5.0000%, 7/15/30ž	271,000		238,916
Vmed O2 UK Financing I PLC, 6.7500%, 1/15/33ž	16,966,000		16,813,903
VZ Secured Financing BV, 5.0000%, 1/15/32ž	298,000		269,676
VZ Secured Financing BV, 7.5000%, 1/15/33ž	16,558,000		16,773,714
Warnermedia Holdings Inc, 4.0540%, 3/15/29	8,838,000		8,176,034
			241,547,119
Consumer Cyclical – 7.7%
1011778 BC ULC / New Red Finance Inc, 3.8750%, 1/15/28ž	268,000		264,181
1011778 BC ULC / New Red Finance Inc, 4.3750%, 1/15/28ž	199,000		197,745
1011778 BC ULC / New Red Finance Inc, 6.1250%, 6/15/29ž	186,000		190,944
Adams Homes Inc, 9.2500%, 10/15/28ž	192,000		200,815
Adient Global Holdings Ltd, 7.5000%, 2/15/33ž	249,000		256,982
Allied Universal Holdco LLC, 7.8750%, 2/15/31ž	170,000		179,159
American Axle & Manufacturing Inc, 7.7500%, 10/15/33ž	269,000		273,998
ANGI Group LLC, 3.8750%, 8/15/28ž	359,000		331,590
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp, 7.0000%, 4/15/30ž	195,000		194,160
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp, 9.7500%, 4/15/30ž	430,000		466,667
Ashton Woods USA LLC / Ashton Woods Finance Co, 4.6250%, 8/1/29ž	207,000		197,352
Beazer Homes USA Inc, 7.2500%, 10/15/29#	187,000		191,118
Boyne USA Inc, 4.7500%, 5/15/29ž	193,000		190,361
Brightstar Lottery PLC / Brightstar Global Solutions Corp, 5.7500%, 1/15/33ž	16,972,000		16,850,394
Brink's Co/The, 6.5000%, 6/15/29ž	185,000		191,548
Brookfield Residential Properties Inc/CA, 4.8750%, 2/15/30ž,#	500,000		465,727
Caesars Entertainment Inc, 6.0000%, 10/15/32ž,#	32,544,000		31,647,377
Carnival Corp, 5.7500%, 8/1/32ž	20,706,000		21,250,174
Carriage Services Inc, 4.2500%, 5/15/29ž	201,000		193,330
Carvana Co, 9.0000%, 6/1/30ž	11,442,000		11,993,397
Cinemark USA Inc, 5.2500%, 7/15/28ž	125,000		124,986
Cirsa Finance International Sarl, 4.8750%, 10/15/31ž	16,660,000	EUR	20,097,169
Crocs Inc, 4.2500%, 3/15/29ž	206,000		199,361
Fertitta Entertainment Inc, 4.6250%, 1/15/29ž	467,000		453,566
Fertitta Entertainment Inc, 6.7500%, 1/15/30ž,#	269,000		255,758
Flutter Treasury DAC, 6.1250%, 6/4/31	11,140,000	GBP	15,118,418
Ford Motor Credit Co LLC, 3.8150%, 11/2/27	268,000		263,863
Ford Motor Credit Co LLC, 2.9000%, 2/16/28	260,000		250,352
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	248,000		258,832
Forvia SE, 8.0000%, 6/15/30ž,#	440,000		471,197
Garda World Security Corp, 8.3750%, 11/15/32ž	249,000		253,635
Garda World Security Corp, 6.5000%, 1/15/31ž	9,064,000		9,275,068
General Motors Co, 6.6000%, 4/1/36	238,000		259,019
General Motors Financial Co Inc, 5.9000%, 1/7/35	255,000		265,479
General Motors Financial Co Inc, 6.1500%, 7/15/35	249,000		262,394
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
General Motors Financial Co Inc, ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,μ	$21,721,000		$21,450,643
Genuine Parts Co, 4.9500%, 8/15/29	100,000		101,670
Hilton Domestic Operating Company Inc, 5.8750%, 4/1/29ž	183,000		187,355
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	22,997,000		21,468,171
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc, 5.0000%, 6/1/29ž	468,000		454,581
Jacobs Entertainment Inc, 6.7500%, 2/15/29ž	223,000		218,507
K Hovnanian Enterprises Inc, 8.0000%, 4/1/31ž	14,945,000		15,252,374
Kohl's Corp, 10.0000%, 6/1/30ž	175,000		192,721
Las Vegas Sands Corp, 5.6250%, 6/15/28	254,000		260,425
LCM Investments Holdings II LLC, 4.8750%, 5/1/29ž	269,000		265,022
LGI Homes Inc, 4.0000%, 7/15/29ž	6,159,000		5,612,832
LGI Homes Inc, 7.0000%, 11/15/32ž,#	25,098,000		23,990,478
Marriot International Inc/MD, 5.5000%, 4/15/37	251,000		256,944
Match Group Holdings II LLC, 4.1250%, 8/1/30ž	125,000		118,314
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29ž	454,000		446,569
Millrose Properties Inc, 6.3750%, 8/1/30ž	12,775,000		13,071,687
Millrose Properties Inc, 6.2500%, 9/15/32ž	11,767,000		11,872,708
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	27,433,000		28,596,214
NCL Corporation Ltd, 5.8750%, 1/15/31ž	25,683,000		25,585,826
New Home Company Inc/The, 9.2500%, 10/1/29ž	6,538,000		6,823,486
New Home Company Inc/The, 8.5000%, 11/1/30ž	18,419,000		18,968,862
Nordstrom Inc, 4.3750%, 4/1/30	100,000		95,589
Ontario Gaming GTA LP / OTG Co-Issuer Inc, 8.0000%, 8/1/30ž	191,000		181,105
Penn Entertainment Inc, 4.1250%, 7/1/29ž	21,475,000		19,889,129
Rakuten Group Inc, 9.7500%, 4/15/29ž	232,000		259,483
Rakuten Group Inc, US Treasury Yield Curve Rate 5 Year + 4.5780%, 5.1250%ž,‡,μ	13,041,000		12,973,668
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31ž	14,035,000		14,460,836
Realogy Group LLC / Realogy Co-Issuer Corp, 5.7500%, 1/15/29ž	279,000		270,963
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp, 6.2500%, 10/15/30ž	15,207,000		15,522,226
Royal Caribbean Cruises Ltd, 5.3750%, 1/15/36	21,536,000		21,626,187
Scientific Games Holdings LP / Scientific Games US FinCo Inc, 6.6250%, 3/1/30ž	259,000		230,189
SeaWorld Parks & Entertainment Inc, 5.2500%, 8/15/29ž	115,000		111,853
Six Flags Entertainment Corp, 7.2500%, 5/15/31ž	19,929,000		19,122,222
Stellantis Finance US Inc, 6.4500%, 3/18/35ž	15,296,000		15,900,343
Tapestry Inc, 5.5000%, 3/11/35	276,000		282,176
Tenneco Inc, 8.0000%, 11/17/28ž	462,000		463,478
Travel + Leisure Co, 4.6250%, 3/1/30ž	201,000		195,987
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž,#	16,714,000		17,633,404
Villa Dutch Bidco BV, 9.0000%, 11/3/29	13,300,000	EUR	15,662,583
Voyager Parent LLC, 9.2500%, 7/1/32ž	23,090,000		24,501,284
VT Topco Inc, 8.5000%, 8/15/30ž,#	235,000		245,493
WABASH NATIONAL CORP, 4.5000%, 10/15/28ž	218,000		203,897
Wayfair LLC, 7.2500%, 10/31/29ž	447,000		466,520
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	192,000		189,348
Wolverine World Wide Inc, 4.0000%, 8/15/29ž	216,000		199,660
Wyndham Destinations Inc, 6.0000%, 4/1/27	200,000		203,024
Wynn Macau Ltd, 5.6250%, 8/26/28ž	200,000		199,910
			509,822,062
Consumer Non-Cyclical – 1.7%
Amer Sports Co, 6.7500%, 2/16/31ž	244,000		255,738
B&G Foods Inc, 8.0000%, 9/15/28ž,#	260,000		255,806
Bio-Rad Laboratories Inc, 3.7000%, 3/15/32	281,000		265,294
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
CVS Health Corp, US Treasury Yield Curve Rate 5 Year + 2.5160%, 6.7500%, 12/10/54‡	$11,744,000		$12,265,081
CVS Health Corp, US Treasury Yield Curve Rate 5 Year + 2.8860%, 7.0000%, 3/10/55‡	7,179,000		7,531,116
CVS Health Corp, 6.0000%, 6/1/63	247,000		238,457
Genmab AS / Genmab Finance LLC, 6.2500%, 12/15/32ž	260,000		266,460
HAH Group Holding Co LLC, 9.7500%, 10/1/31ž	92,000		86,513
HCA Inc, 4.1250%, 6/15/29	50,000		49,831
HCA Inc, 6.2000%, 3/1/55	151,000		153,890
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	4,327,000		4,672,039
HLF Financing Sarl LLC / Herbalife International Inc, 4.8750%, 6/1/29ž	12,669,000		11,897,760
JBS USA Holding Lux Sarl / JBS USA Food Co / JBS Lux Co Sarl, 7.2500%, 11/15/53	216,000		241,795
Kedrion SpA, 6.5000%, 9/1/29ž	200,000		196,207
Kraft Heinz Food Co, 6.8750%, 1/26/39	237,000		264,746
LifePoint Health Inc, 10.0000%, 6/1/32ž	6,673,000		7,087,287
Newell Brands Inc, 6.6250%, 5/15/32#	110,000		106,718
Option Care Health Inc, 4.3750%, 10/31/29ž	204,000		199,314
Performance Food Group Inc, 4.2500%, 8/1/29ž	197,000		192,604
Pilgrim's Pride Corp, 6.2500%, 7/1/33	20,016,000		21,397,314
Post Holdings Inc, 4.6250%, 4/15/30ž	95,000		92,508
Royalty Pharma PLC, 1.7500%, 9/2/27	265,000		255,216
Somnigroup International Inc, 4.0000%, 4/15/29ž	469,000		456,939
Sotera Health Holdings LLC, 7.3750%, 6/1/31ž	233,000		244,375
Star Parent Inc, 9.0000%, 10/1/30ž	4,342,000		4,633,818
Surgery Center Holdings Inc, 7.2500%, 4/15/32ž	10,585,000		10,706,392
Sysco Corp, 6.6000%, 4/1/50	175,000		192,255
Team Health Holdings Inc, 8.3750%, 6/30/28ž	197,000		199,374
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	10,878,000		11,420,800
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	13,996,000	EUR	16,875,965
Toledo Hospital/The, 5.3250%, 11/15/28	120,000		121,673
Universal Health Services Inc, 2.6500%, 10/15/30	293,000		267,198
US Foods Inc, 4.7500%, 2/15/29ž	189,000		187,939
Viking Baked Goods Acquisition Corp, 8.6250%, 11/1/31ž	100,000		100,321
			113,378,743
Electric – 2.9%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		8,362,702
Alpha Generation LLC, 6.2500%, 1/15/34ž	33,093,000		33,390,076
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	12,055,000		11,852,674
Berkshire Hathaway Energy Co, 6.1250%, 4/1/36	236,000		255,941
CenterPoint Energy Inc, US Treasury Yield Curve Rate 5 Year + 2.2230%, 5.9500%, 4/1/56‡	17,369,000		17,501,456
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 1.9610%, 6.5000%, 6/1/55‡	16,512,000		16,978,794
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	7,343,000		7,816,190
NRG Energy Inc, 3.3750%, 2/15/29ž,#	272,000		260,247
NRG Energy Inc, 5.7500%, 1/15/34ž	14,308,000		14,453,513
NRG Energy Inc, 6.0000%, 1/15/36ž	3,063,000		3,103,565
PacifiCorp, 5.4500%, 2/15/34	247,000		250,588
Public Service Co of Colorado, 5.3500%, 5/15/34	256,000		263,038
Talen Energy Supply LLC, 6.2500%, 2/1/34ž	13,925,000		14,202,301
Talen Energy Supply LLC, 6.5000%, 2/1/36ž	19,991,000		20,672,486
TerraForm Power Operating LLC, 4.7500%, 1/15/30ž	202,000		196,260
Vistra Operations Co LLC, 6.9500%, 10/15/33ž	3,265,000		3,638,314
Vistra Operations Co LLC, 6.0000%, 4/15/34ž	13,541,000		14,249,641
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Electric – (continued)
VoltaGrid LLC, 7.3750%, 11/1/30ž	$19,990,000	$19,805,007
Xcel Energy Inc, 5.5000%, 3/15/34	150,000	154,668
		187,407,461
Energy – 4.6%
Aethon United BR LP / Aethon United Finance Corp, 7.5000%, 10/1/29ž	242,000	253,538
Antero Midstream Partners LP / Antero Midstream Finance Corp, 5.7500%, 7/1/34ž	11,564,000	11,651,434
BKV Upstream Midstream LLC, 7.5000%, 10/15/30ž	195,000	197,643
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.0000%, 7/15/29ž	178,000	185,638
California Resources Corp, 8.2500%, 6/15/29ž	435,000	455,002
Chord Energy Corp, 6.0000%, 10/1/30ž	262,000	265,213
Civitas Resources Inc, 8.7500%, 7/1/31ž	13,644,000	14,154,303
Civitas Resources Inc, 9.6250%, 6/15/33ž	15,743,000	16,996,429
Crescent Energy Finance LLC, 8.3750%, 1/15/34ž,#	256,000	254,295
CVR Energy Inc, 8.5000%, 1/15/29ž	448,000	460,476
Delek Logistics Partners LP / Delek Logistics Finance Corp, 8.6250%, 3/15/29ž	181,000	189,718
DT Midstream Inc, 4.1250%, 6/15/29ž	2,935,000	2,896,308
DT Midstream Inc, 5.8000%, 12/15/34ž	14,931,000	15,495,317
Enbridge Inc, 5.3000%, 4/5/29	254,000	261,836
Genesis Energy LP / Genesis Energy Finance Corp, 7.8750%, 5/15/32	225,000	234,542
Granite Ridge Resources Inc, 8.8750%, 11/5/29	33,355,000	32,036,163
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	67,000	67,270
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	27,998,000	27,384,446
HF Sinclair Corp, 6.2500%, 1/15/35	245,000	255,464
Hilcorp Energy I LP / Hilcorp Finance Co, 5.7500%, 2/1/29ž	191,000	188,970
Hilcorp Energy I LP / Hilcorp Finance Co, 7.2500%, 2/15/35ž	272,000	258,501
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34ž	14,933,000	15,341,186
Ithaca Energy (North Sea) PLC, 8.1250%, 10/15/29ž	200,000	206,609
ITT Holdings LLC, 6.5000%, 8/1/29ž	29,546,000	28,353,863
Kimmeridge Texas Gas LLC, 8.5000%, 2/15/30ž	181,000	188,501
Kraken Oil & Gas Partners LLC, 7.6250%, 8/15/29ž	150,000	148,092
Nabors Industries Inc, 9.1250%, 1/31/30ž	186,000	194,474
NGL Energy Operating LLC / NGL Energy Finance Corp, 8.1250%, 2/15/29ž	456,000	473,312
NGL Energy Operating LLC / NGL Energy Finance Corp, 8.3750%, 2/15/32ž	267,000	276,496
Noble Finance II LLC, 8.0000%, 4/15/30ž	434,000	450,889
Northern Oil and Gas Inc, 7.8750%, 10/15/33ž	270,000	262,887
Occidental Petroleum Corp, 5.5500%, 10/1/34#	17,717,000	18,071,564
Prairie Acquiror LP, 9.0000%, 8/1/29ž	188,000	195,412
Precision Drilling Corp, 6.8750%, 1/15/29ž	194,000	196,185
Rockies Express Pipeline LLC, 4.9500%, 7/15/29ž	100,000	99,781
Rockies Express Pipeline LLC, 4.8000%, 5/15/30ž	140,000	137,681
SM Energy Co, 7.0000%, 8/1/32ž	263,000	258,547
Southwestern Energy Co, 5.3750%, 3/15/30	258,000	261,506
Summit Midstream Holdings LLC, 8.6250%, 10/31/29ž	441,000	457,294
Sunoco LP, US Treasury Yield Curve Rate 5 Year + 4.2300%, 7.8750%ž,‡,μ	35,276,000	36,238,153
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.7500%, 3/15/34ž	31,069,000	31,068,242
Talos Production Inc, 9.0000%, 2/1/29ž	175,000	181,761
Targa Resources Corp, 6.1250%, 5/15/55	225,000	223,587
Targa Resources Partners LP, 4.0000%, 1/15/32	225,000	214,694
TGS ASA, 8.5000%, 1/15/30ž	200,000	208,829
Tidewater Inc, 9.1250%, 7/15/30ž	252,000	270,381
USA Compression Partners LP / USA Compression Finance Corp, 6.2500%, 10/1/33ž	21,364,000	21,620,154
Valero Energy Corp, 6.6250%, 6/15/37	233,000	256,563
Viper Energy Partners LLC, 5.7000%, 8/1/35	21,316,000	21,753,617
Vital Energy Inc, 7.8750%, 4/15/32ž,#	261,000	257,159
WBI Operating LLC, 6.2500%, 10/15/30ž	196,000	197,182
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Western Midstream Operating LP, 5.4500%, 11/15/34	$220,000	$221,577
Wildfire Intermediate Holdings LLC, 7.5000%, 10/15/29ž,#	194,000	195,828
		302,624,512
Finance Companies – 0.6%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28ž	3,575,000	3,574,329
Azorra Finance, 7.7500%, 4/15/30ž	246,000	259,756
Azorra Finance, 7.2500%, 1/15/31ž	202,000	211,662
Blue Owl Capital Corp, 5.9500%, 3/15/29	260,000	262,387
Bread Financial Holdings Inc, 6.7500%, 5/15/31ž	205,000	212,240
Bread Financial Holdings Inc, US Treasury Yield Curve Rate 5 Year + 4.3000%, 8.3750%, 6/15/35ž,‡	178,000	184,023
Enova International Inc, 9.1250%, 8/1/29ž	397,000	422,592
FirstCash Inc, 4.6250%, 9/1/28ž	458,000	455,063
FirstCash Inc, 5.6250%, 1/1/30ž	199,000	199,740
Freedom Mortgage Holdings LLC, 6.8750%, 5/1/31ž	10,627,000	10,633,387
Freedom Mortgage Holdings LLC, 9.1250%, 5/15/31ž	243,000	260,996
Global Aircraft Leasing Co Ltd, 8.7500%, 9/1/27ž	194,000	201,187
goeasy Ltd, 7.6250%, 7/1/29ž	241,000	238,306
HPS Corporate Lending Fund, 5.4500%, 1/14/28	198,000	200,113
Navient Corp, 5.5000%, 3/15/29#	21,805,000	21,644,866
OneMain Finance Corp, 3.5000%, 1/15/27	205,000	202,999
OneMain Finance Corp, 7.8750%, 3/15/30	236,000	249,526
OneMain Finance Corp, 7.5000%, 5/15/31#	243,000	255,672
PennyMac Financial Services Inc, 6.8750%, 2/15/33ž	243,000	253,680
Planet Financial Group LLC, 10.5000%, 12/15/29ž	233,000	244,051
Provident Funding Associates LP / PFG Finance Corp, 9.7500%, 9/15/29ž	162,000	170,865
		40,337,440
Financial Institutions – 0.7%
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	11,805,000	12,428,549
Atlas Warehouse Lending Co LP, 4.9500%, 11/15/30ž	9,526,000	9,557,658
Burford Capital Global Finance LLC, 6.2500%, 4/15/28ž	4,962,000	4,935,106
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	9,384,000	9,150,830
Burford Capital Global Finance LLC, 7.5000%, 7/15/33ž	10,032,000	9,573,148
Credit Acceptance Corp, 6.6250%, 3/15/30ž	197,000	197,389
Encore Capital Group Inc, 9.2500%, 4/1/29ž	200,000	210,750
Encore Capital Group Inc, 8.5000%, 5/15/30ž	200,000	214,989
Five Point Operating Co LP, 8.0000%, 10/1/30ž	192,000	200,598
GGAM Finance Ltd, 8.0000%, 6/15/28ž	167,000	176,848
Howard Hughes Corp/The, 5.3750%, 8/1/28ž	194,000	194,723
Jefferson Capital Holdings LLC, 8.2500%, 5/15/30ž	434,000	456,441
PRA Group Inc, 8.8750%, 1/31/30ž	188,000	195,043
		47,492,072
Industrial – 0%
Hillenbrand Inc, 6.2500%, 2/15/29	192,000	196,291
Insurance – 0.8%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.8750%, 11/1/29ž	307,000	310,065
Ardonagh Group Finance Ltd, 8.8750%, 2/15/32ž	235,000	244,237
Asurion LLC / Asurion Co-Issuer Inc, 8.0000%, 12/31/32ž	13,407,000	13,911,256
Enact Holdings Inc, 6.2500%, 5/28/29	244,000	255,368
HUB International Ltd, 7.3750%, 1/31/32ž	43,000	45,131
Humana Inc, 5.5000%, 3/15/53#	20,508,000	18,659,782
UnitedHealth Group Inc, 5.3000%, 6/15/35	14,762,000	15,284,167
		48,710,006
Natural Gas – 0%
Sempra Energy, 3.4000%, 2/1/28	269,000	264,902
Professional Services – 0.3%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35#	17,048,000	17,663,194
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – 0.7%
Arbor Realty SR Inc, 7.8750%, 7/15/30ž	$78,000	$74,528
EF Holdco / EF Cayman Holdco / Ellington Finance REIT Cayman, 7.3750%, 9/30/30ž	17,348,000	17,483,644
Hudson Pacific Properties Inc, 4.6500%, 4/1/29#	208,000	192,268
Rithm Capital Corp, 8.0000%, 4/1/29ž	9,873,000	10,136,618
Rithm Capital Corp, 8.0000%, 7/15/30ž	14,977,000	15,316,426
Starwood Property Trust Inc, 6.5000%, 7/1/30ž	40,000	41,724
Welltower OP LLC, 3.1000%, 1/15/30	132,000	126,613
XHR LP, 6.6250%, 5/15/30ž	187,000	193,000
		43,564,821
Software – 0.1%
Cipher Mining Inc, 0%, 10/1/31ž,◊	7,193,000	8,541,687
Technology – 3.4%
Alphabet Inc, 5.4500%, 11/15/55	261,000	256,032
Alphabet Inc, 5.3000%, 5/15/65	89,000	83,703
APLD ComputeCo LLC, 9.2500%, 12/15/30ž	27,089,000	26,571,611
Capstone Borrower Inc, 8.0000%, 6/15/30ž	6,071,000	6,252,971
Cipher Compute LLC, 7.1250%, 11/15/30ž	18,361,000	18,700,365
Cloud Software Group Inc, 6.5000%, 3/31/29ž	248,000	251,246
Cloud Software Group Inc, 9.0000%, 9/30/29ž	13,068,000	13,610,458
Cloud Software Group Inc, 6.6250%, 8/15/33ž	13,073,000	12,956,092
CoreWeave Inc, 9.2500%, 6/1/30ž	6,900,000	6,415,431
CoreWeave Inc, 9.0000%, 2/1/31ž	16,802,000	15,399,369
Dell International LLC / EMC Corp, 8.1000%, 7/15/36	207,000	250,828
Diebold Nixdorf Inc, 7.7500%, 3/31/30ž	75,000	79,812
Ellucian Holdings Inc, 6.5000%, 12/1/29ž	192,000	195,773
Fair Isaac Corp, 4.0000%, 6/15/28ž	198,000	195,278
Flash Compute LLC, 7.2500%, 12/31/30ž	18,894,000	18,719,473
Hewlett Packard Enterprise Co, 6.3500%, 10/15/45	250,000	256,297
Intel Corp, 5.9000%, 2/10/63	258,000	241,257
ION Platform Finance US Inc, 7.8750%, 9/30/32ž	21,569,000	20,465,904
Keysight Technologies Inc, 5.3500%, 7/30/30	235,000	245,081
Kioxia Holdings Corp, 6.6250%, 7/24/33ž	15,242,000	15,849,784
McAfee Corp, 7.3750%, 2/15/30ž	16,352,000	14,260,212
Micron Technology Inc, 5.8000%, 1/15/35	252,000	265,566
Micron Technology Inc, 6.0500%, 11/1/35	241,000	257,123
Minerva Merger Sub Inc, 6.5000%, 2/15/30ž	254,000	253,236
Open Text Corp, 3.8750%, 12/1/29ž	272,000	258,136
Oracle Corp, 6.1250%, 7/8/39	251,000	246,059
Oracle Corp, 6.9000%, 11/9/52	237,000	234,186
Pagaya US Holding Co LLC, 8.8750%, 8/1/30ž,#	200,000	174,126
Pitney Bowes Inc, 7.2500%, 3/15/29ž	104,000	105,405
PTC Inc, 4.0000%, 2/15/28ž	266,000	262,002
Rocket Software Inc, 6.5000%, 2/15/29ž	21,854,000	21,416,433
Seagate Data Storage Technology Pte Ltd, 8.2500%, 12/15/29ž	178,000	188,758
Trimble Inc, 6.1000%, 3/15/33	237,000	255,188
Twilio Inc, 3.6250%, 3/15/29	255,000	246,324
Viavi Solutions Inc, 3.7500%, 10/1/29ž	125,000	119,641
WULF Compute LLC, 7.7500%, 10/15/30ž	24,444,000	25,183,393
		220,722,553
Transportation – 0.8%
Delta Air Lines Inc, 5.2500%, 7/10/30	259,000	266,140
LATAM Airlines Group SA, 7.6250%, 1/7/31ž	20,394,000	21,412,323
OneSky Flight LLC, 8.8750%, 12/15/29ž	110,000	117,715
Railworks Holdings LP / Railworks Rally Inc, 8.2500%, 11/15/28ž	194,000	195,094
Rand Parent LLC, 8.5000%, 2/15/30ž,#	20,498,000	21,355,903
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Transportation – (continued)
Seaspan Corp, 5.5000%, 8/1/29ž	$204,000	$193,727
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	11,082,000	11,606,256
		55,147,158
Total Corporate Bonds (cost $2,164,099,807)		2,198,525,441
Promissory Notes – 0%
Development – 0%
University of Michigan Student Housing Land Loan, 9.3900%, 11/21/28¢ (cost $588,307)	588,307	589,778
Mortgage-Backed Securities – 21.8%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	29,792,606	25,200,195
3.0000%, TBA, 30 Year Maturity	186,309,381	164,775,184
3.5000%, TBA, 30 Year Maturity	216,140,409	199,147,666
4.0000%, TBA, 30 Year Maturity	97,660,947	92,630,529
4.5000%, TBA, 30 Year Maturity	163,003,836	159,073,161
5.0000%, TBA, 30 Year Maturity	81,238,280	81,021,049
5.5000%, TBA, 30 Year Maturity	320,557,652	325,013,403
6.0000%, TBA, 30 Year Maturity	150,568,000	154,553,535
6.5000%, TBA, 30 Year Maturity	9,400,000	9,769,796
		1,211,184,518
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	67,017	65,140
995757, 6.0000%, 2/1/37	449	476
AB6280, 3.0000%, 9/1/42	768,155	708,373
MA1327, 3.0000%, 1/1/43	948,147	874,357
MA1363, 3.0000%, 2/1/43	396,575	365,711
AB8517, 3.0000%, 2/1/43	26,990	24,725
AR9225, 3.0000%, 3/1/43	1,305,533	1,196,019
MA1384, 3.0000%, 3/1/43	360,828	330,561
MA1447, 3.0000%, 5/1/43	305,480	279,855
AT2957, 3.0000%, 5/1/43	1,478	1,354
AL5942, 5.0000%, 7/1/44	3,854	3,920
AL5887, 4.5000%, 10/1/44	2,442	2,451
AL6542, 4.5000%, 3/1/45	4,070	4,086
AL8438, 3.0000%, 7/1/45	1,501,061	1,375,145
BM3511, 4.5000%, 2/1/46	5,691	5,699
BM5836, 3.0000%, 9/1/46	712,173	656,747
AS8547, 3.0000%, 11/1/46	283,991	257,101
MA2894, 3.0000%, 1/1/47	34,520	31,251
BE3616, 4.0000%, 5/1/47	601,636	584,714
BJ4559, 3.5000%, 1/1/48	2,083	1,965
BJ4566, 4.0000%, 1/1/48	8,210	7,979
BJ4960, 3.5000%, 3/1/48	2,687,443	2,519,284
BK1964, 4.0000%, 3/1/48	2,496	2,425
ZN4240, 4.5000%, 12/1/48	397,869	395,059
BO2983, 3.0000%, 9/1/49	299,036	271,721
FS5362, 4.5000%, 12/1/50	3,754,307	3,726,353
FA2021, 5.0000%, 6/1/55	37,193,224	37,586,877
BF0167, 3.0000%, 2/1/57	4,193,088	3,659,546
BF0189, 3.0000%, 6/1/57	18,656	16,230
		54,955,124
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	663,375	653,059
ZK8962, 3.0000%, 9/1/32	115,872	113,297
ZK9163, 3.0000%, 1/1/33	68,998	67,429
QN0786, 3.0000%, 10/1/34	217,059	210,903
QN0783, 3.0000%, 10/1/34	97,921	95,063
ZS3695, 6.0000%, 4/1/40	8,693	9,242
ZN0627, 3.0000%, 2/1/43	2,621	2,401
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
20 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
ZT1926, 3.0000%, 11/1/43	$3,225,955	$2,974,892
ZT1145, 4.5000%, 5/1/44	1,801	1,798
ZM1434, 3.5000%, 7/1/46	1,881	1,779
ZT1633, 4.0000%, 3/1/47	4,661	4,523
ZT0534, 3.5000%, 12/1/47	30,923	29,157
ZM5707, 3.5000%, 2/1/48	1,975	1,858
ZM6276, 4.0000%, 4/1/48	1,122	1,089
ZN4528, 4.5000%, 4/1/49	856,434	849,394
QA1615, 3.5000%, 8/1/49	1,733,519	1,620,608
QA5622, 3.0000%, 12/1/49	352,152	315,975
QA4936, 3.0000%, 12/1/49	204,029	183,069
RJ3069, 5.5000%, 12/1/54	26,881,274	27,383,641
SL1631, 5.0000%, 7/1/55	20,662,844	20,881,540
		55,400,717
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	89,761,753
4.0000%, TBA, 30 Year Maturity	16,054,402	15,152,305
5.0000%, TBA, 30 Year Maturity	7,343,765	7,323,452
		112,237,510
Ginnie Mae I Pool:
784182, 4.5000%, 8/15/46	8,248	8,203
BB4357, 4.0000%, 7/15/47	2,625	2,524
BC7161, 4.0000%, 8/15/47	324	311
BD7109, 4.0000%, 11/15/47	375	361
BD7135, 4.0000%, 12/15/47	1,428	1,374
		12,773
Ginnie Mae II Pool:
MA5021, 4.5000%, 2/20/48	74,217	73,654
BH3673, 4.5000%, 5/20/48	1,404	1,378
BH3672, 4.5000%, 5/20/48	527	520
		75,552
Total Mortgage-Backed Securities (cost $1,431,331,459)		1,433,866,194
Common Stocks – 0.1%
Advertising – 0%
Authentic Brands Group Inc - Class A*,¢	60	9,328
Semiconductor & Semiconductor Equipment – 0.1%
Broadcom Inc	16,688	5,775,717
Total Common Stocks (cost $6,528,145)		5,785,045
Preferred Stocks – 0.1%
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43‡	1,000,000	47,500
Industrial – 0.1%
Project Silver, 3/15/44ž	1,500,000	371,250
START Ireland, 3/15/44ž,‡	1,500,000	1,425,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38	10	1,806,968
Thunderbolt III Aircraft Lease Ltd, 11/15/39ž,‡	5,000,000	3,500,000
		7,103,218
Total Preferred Stocks (cost $11,007,961)		7,150,718
Private Placements – 0.1%
Diversified Telecommunication Services – 0.1%
GCI/Liberty - Series A¢,§ (cost $9,750,000)	9,750	9,750,000
Private Preferred Equity – 0.3%
Real Estate Preferred Equity – 0.3%
Dawson Forest, 13.0000% (6.50% Cash and 6.50% PIK), 4/2/29Ø,¢	4,468,413	4,513,097
Avondale Hill Holdings LP, 13.0000% (7% Cash and 6% PIK), 12/11/29Ø,¢	4,531,679	4,576,995
Blackbird Apartments, 13.0000% (6.50% Cash and 6.50% PIK), 2/2/30Ø,¢	7,849,841	7,908,715
Total Private Preferred Equity (cost $16,849,933)		16,998,807
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Investment Companies£ – 7.9%
Exchange-Traded Funds (ETFs) – 3.8%
Janus Henderson Emerging Markets Debt Hard Currency	4,662,146	$250,240,687
Money Markets – 4.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº	273,137,094	273,219,035
Total Investment Companies (cost $510,440,531)		523,459,722
Investments Purchased with Cash Collateral from Securities Lending – 1.4%
Investment Companies – 1.1%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	74,088,034	74,088,034
Time Deposits – 0.3%
Royal Bank of Canada, 3.7000%, 1/2/26	$18,522,008	18,522,008
Total Investments Purchased with Cash Collateral from Securities Lending (cost $92,610,042)		92,610,042
Total Investments (total cost $7,972,399,432) – 121.8%		8,026,876,415
Liabilities, net of Cash, Receivables and Other Assets – (21.8)%		(1,437,689,597)
Net Assets – 100%		$6,589,186,818

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,330,225,106	91.3%
United Kingdom	119,785,345	1.5
Ireland	79,951,927	1.0
Cayman Islands	69,562,706	0.9
Luxembourg	68,633,179	0.8
Canada	66,051,600	0.8
Netherlands	46,235,813	0.6
Spain	30,217,909	0.4
Japan	29,550,631	0.4
Israel	28,296,765	0.3
Jersey	23,985,875	0.3
Germany	22,190,586	0.3
Czech Republic	21,504,135	0.3
Chile	21,412,323	0.3
France	21,228,940	0.3
Zambia	18,865,664	0.2
Switzerland	13,414,097	0.2
Finland	11,743,020	0.1
Bermuda	1,425,000	0.0
Australia	1,254,528	0.0
Italy	472,340	0.0
Denmark	266,460	0.0
Norway	208,829	0.0
Macao	199,910	0.0
Hong Kong	193,727	0.0
Total	$8,026,876,415	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
22 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 7.9%
Exchange-Traded Funds (ETFs) - 3.8%
Janus Henderson Emerging Markets Debt Hard Currency
	$241,262,326	$-	$-	$-	$8,978,361	$250,240,687	4,662,146	$9,300,674
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	101,246,616	1,481,584,623	(1,309,635,127)	(2,005)	24,928	273,219,035	273,137,094	6,940,319
Total Investment Companies - 7.9%
	$342,508,942	$1,481,584,623	$(1,309,635,127)	$(2,005)	$9,003,289	$523,459,722	277,799,240	$16,240,993
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	5,868,156	256,792,050	(188,572,172)	-	-	74,088,034	74,088,034	183,843 ∆
Total Affiliated Investments - 9.0%
	$348,377,098	$1,738,376,673	$(1,498,207,299)	$(2,005)	$9,003,289	$597,547,756	351,887,274	$16,424,836

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	3/4/26	(11,400,164)	$15,209,752	$(151,738)
Canadian Dollar	3/4/26	20,583	(15,101)	(63)
Canadian Dollar	3/4/26	(4,462,849)	3,208,770	(51,862)
Euro	3/4/26	17,674,405	(20,876,361)	(48,014)
Euro	3/4/26	233,442	(272,966)	2,135
Euro	3/4/26	(15,801,009)	18,650,418	29,768
Euro	3/4/26	(286,893,054)	336,298,712	(1,789,529)
Total				$(2,009,303)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	1,996	3/31/26	$224,425,250	$(1,749,552)
2 Year US Treasury Note	2,779	4/3/26	580,224,803	(370,284)
5 Year US Treasury Note	8,319	4/3/26	909,305,700	(3,770,500)
Total - Futures Long				(5,890,336)
Futures Short:
Ultra 10 Year Treasury Note	3,237	3/31/26	(372,305,578)	2,267,590
Ultra Long Term US Treasury Bond	875	3/31/26	(103,250,000)	1,561,829
US Treasury Long Bond	317	3/31/26	(36,643,219)	76,893
Total - Futures Short				3,906,312
Total				$(1,984,024)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
USD SOFR + 0.19%	Janus Henderson AAA CLO ETF	Quarterly	1/23/26	$278,324,216	USD	$(2,588,090)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2025
	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$-	$31,903	$-	$31,903
*Futures contracts	-	-	3,906,312	$3,906,312
Total Asset Derivatives	$-	$31,903	$3,906,312	$3,938,215
Liability Derivatives:
Forward foreign currency exchange contracts	$-	$2,041,206	$-	$2,041,206
Swaps - OTC, at value	2,588,090	-	-	$2,588,090
*Futures contracts	-	-	5,890,336	$5,890,336
Total Liability Derivatives	$2,588,090	$2,041,206	$5,890,336	$10,519,632

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$7,687,952	$7,687,952
Forward foreign currency exchange contracts	-	(9,633,794)	-	$(9,633,794)
Swap contracts	3,313,828	-	-	$3,313,828
Total	$3,313,828	$(9,633,794)	$7,687,952	$1,367,986
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
24 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
December 31, 2025

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(6,365,150)	$(6,365,150)
Forward foreign currency exchange contracts	-	11,894,855	-	$11,894,855
Swap contracts	(1,990,766)	-	-	$(1,990,766)
Total	$(1,990,766)	$11,894,855	$(6,365,150)	$3,538,939
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$57,936,209
Average amounts sold - in USD	331,868,133
Futures contracts:
Average notional amount of contracts - long	1,953,936,270
Average notional amount of contracts - short	488,094,354
Total return swaps:
Average notional amount	266,164,951

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$31,903	$(31,903)	$—	$—
JPMorgan Chase Bank, National Association	88,960,501	—	(88,960,501)	—
Total	$88,992,404	$(31,903)	$(88,960,501)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$2,041,206	$(31,903)	$—	$2,009,303
JPMorgan Chase Bank, National Association	2,588,090	—	(1,210,000)	1,378,090
Total	$4,629,296	$(31,903)	$(1,210,000)	$3,387,393

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information (unaudited)

ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $4,611,524,217, which represents 70.0% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€	Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2025 is $43,394,469, which represents 0.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
26 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information (unaudited)
§	Schedule of Restricted Securities (as of December 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
GCI/Liberty - Series A	7/14/25	$9,750,000	$9,750,000	0.1%
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	7,998,825	8,003,150	0.1
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38	9/24/24	2,999,222	3,007,215	0.0
Total		$20,748,047	$20,760,365	0.2%
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,052,769,713	$16,046,556
Bank Loans and Mezzanine Loans	-	669,324,399	-
Corporate Bonds	-	2,198,525,441	-
Promissory Notes	-	-	589,778
Mortgage-Backed Securities	-	1,433,866,194	-
Common Stocks
Advertising	-	-	9,328
Semiconductor & Semiconductor Equipment	5,775,717	-	-
Preferred Stocks	-	7,150,718	-
Private Placements	-	-	9,750,000
Private Preferred Equity	-	-	16,998,807
Investment Companies	250,240,687	273,219,035	-
Investments Purchased with Cash Collateral from Securities Lending	-	92,610,042	-
Total Investments in Securities	$256,016,404	$7,727,465,542	$43,394,469
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	31,903	-
Futures Contracts	3,906,312	-	-
Total Assets	$259,922,716	$7,727,497,445	$43,394,469
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,041,206	$-
Futures Contracts	5,890,336	-	-
OTC Swaps	-	2,588,090	-
Total Liabilities	$5,890,336	$4,629,296	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 27

Janus Henderson Multi-Sector Income Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $7,387,870,867)(1)	$7,429,328,659
Affiliated investments, at value (cost $584,528,565)	597,547,756
Collateral for To Be Announced transactions	4,448,973
Deposits with brokers for futures	3,010,723
Deposits with brokers for OTC derivatives	1,210,000
Forward foreign currency exchange contracts	31,903
Cash denominated in foreign currency (cost $442,456)	442,456
Variation margin receivable on futures contracts	1,004,381
Trustees' deferred compensation	193,556
Receivables:
Interest	62,498,125
Investments sold	56,226,893
Fund shares sold	8,584,261
Dividends from affiliates	905,753
Dividends	87,333
Other assets	568,023
Total Assets	8,166,088,795
Liabilities:
Due to custodian	634,225
Collateral for securities loaned (Note 3)	92,610,042
Forward foreign currency exchange contracts	2,041,206
OTC swap contracts, at value (premium paid/received $0)	2,588,090
Variation margin payable on futures contracts	1,575,719
Payables:
TBA investments purchased	1,321,070,579
Investments purchased	135,712,495
Fund shares repurchased	14,100,140
Advisory fees	2,779,000
Dividends	1,934,722
Transfer agent fees and expenses	786,928
Trustees' deferred compensation fees	193,556
12b-1 Distribution and shareholder servicing fees	135,274
Affiliated fund administration fees payable	14,314
Professional fees	12,552
Trustees' fees and expenses	3,206
Custodian fees	1,903
Accrued expenses and other payables	708,026
Total Liabilities	1,576,901,977
Commitments and contingent liabilities (Note 4)
Net Assets	$6,589,186,818
See footnotes at the end of the Statement.
See Notes to Financial Statements.
28 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,924,726,209
Total distributable earnings (loss)	(335,539,391)
Total Net Assets	$6,589,186,818
Net Assets - Class A Shares	$139,432,011
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,865,682
Net Asset Value Per Share(2)	$8.79
Maximum Offering Price Per Share(3)	$9.23
Net Assets - Class C Shares	$119,199,466
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,560,074
Net Asset Value Per Share(2)	$8.79
Net Assets - Class D Shares	$129,865,625
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,773,855
Net Asset Value Per Share	$8.79
Net Assets - Class I Shares	$5,958,429,979
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	677,984,205
Net Asset Value Per Share	$8.79
Net Assets - Class N Shares	$144,068,005
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,390,912
Net Asset Value Per Share	$8.79
Net Assets - Class S Shares	$10,096,788
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,149,364
Net Asset Value Per Share	$8.78
Net Assets - Class T Shares	$88,094,944
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,026,550
Net Asset Value Per Share	$8.79

(1)	Includes $88,960,501 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Multi-Sector Income Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Interest	$199,525,011
Dividends from affiliates	16,240,993
Dividends	1,403,927
Affiliated securities lending income, net	183,843
Unaffiliated securities lending income, net	46,456
Other income	66,732
Total Investment Income	217,466,962
Expenses:
Advisory fees	16,049,705
12b-1 Distribution and shareholder servicing fees:
Class A Shares	151,456
Class C Shares	530,075
Class S Shares	11,258
Transfer agent administrative fees and expenses:
Class D Shares	67,179
Class S Shares	11,257
Class T Shares	102,121
Transfer agent networking and omnibus fees:
Class A Shares	29,261
Class C Shares	36,221
Class I Shares	2,722,139
Other transfer agent fees and expenses:
Class A Shares	3,177
Class C Shares	2,447
Class D Shares	8,795
Class I Shares	74,519
Class N Shares	3,789
Class S Shares	53
Class T Shares	362
Shareholder reports expense	306,186
Registration fees	112,471
Affiliated fund administration fees	106,848
Professional fees	71,264
Custodian fees	70,852
Trustees' fees and expenses	59,841
Other expenses	469,006
Total Expenses	21,000,282
Less: Excess Expense Reimbursement and Waivers	(631,991)
Net Expenses	20,368,291
Net Investment Income/(Loss)	197,098,671
See Notes to Financial Statements.
30 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$65,615,671
Investments in affiliates	(2,005)
Forward foreign currency exchange contracts	(9,633,794)
Futures contracts	7,687,952
Swap contracts	3,313,828
Total Net Realized Gain/(Loss) on Investments	66,981,652
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(12,321,266)
Investments in affiliates	9,003,289
Forward foreign currency exchange contracts	11,894,855
Futures contracts	(6,365,150)
Swap contracts	(1,990,766)
Total Change in Unrealized Net Appreciation/Depreciation	220,962
Net Increase/(Decrease) in Net Assets Resulting from Operations	$264,301,285
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Multi-Sector Income Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$197,098,671	$328,892,781
Net realized gain/(loss) on investments	66,981,652	12,658,557
Change in unrealized net appreciation/depreciation	220,962	91,328,964
Net Increase/(Decrease) in Net Assets Resulting from Operations	264,301,285	432,880,302
Dividends and Distributions to Shareholders:
Class A Shares	(3,890,643)	(4,757,680)
Class C Shares	(3,142,246)	(5,111,957)
Class D Shares	(4,132,344)	(7,401,326)
Class I Shares	(187,555,162)	(309,153,131)
Class N Shares	(4,650,009)	(6,756,910)
Class S Shares	(278,794)	(279,267)
Class T Shares	(2,647,247)	(5,612,551)
Net Decrease from Dividends and Distributions to Shareholders	(206,296,445)	(339,072,822)
Capital Share Transactions:
Class A Shares	36,605,181	50,587,374
Class C Shares	17,871,145	31,353,495
Class D Shares	8,805,319	21,727,170
Class I Shares	830,787,875	1,239,342,445
Class N Shares	17,725,039	43,223,357
Class S Shares	3,892,810	2,496,009
Class T Shares	10,139,993	(5,087,577)
Net Increase/(Decrease) from Capital Share Transactions	925,827,362	1,383,642,273
Net Increase/(Decrease) in Net Assets	983,832,202	1,477,449,753
Net Assets:
Beginning of period	5,605,354,616	4,127,904,863
End of period	$6,589,186,818	$5,605,354,616
See Notes to Financial Statements.
32 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.71	$8.53	$8.44	$8.73	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.55	0.57	0.48	0.33	0.39
Net realized and unrealized gain/(loss)	0.09	0.20	0.09	(0.27)	(1.33)	0.67
Total from Investment Operations	0.36	0.75	0.66	0.21	(1.00)	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.57)	(0.57)	(0.49)	(0.36)	(0.41)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.28)	(0.57)	(0.57)	(0.50)	(0.39)	(0.41)
Net Asset Value, End of Period	$8.79	$8.71	$8.53	$8.44	$8.73	$10.12
Total Return*	4.24%	9.02%	8.15%	2.50%	(10.18)%	11.38% (3)
Net Assets, End of Period (in thousands)	$139,432	$101,730	$49,637	$34,132	$49,566	$67,032
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.88%	0.91%	0.93%	0.90%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.87%	0.91%	0.93%	0.90%	0.91%
Ratio of Net Investment Income/(Loss)	6.18%	6.38%	6.78%	5.64%	3.43%	3.91%
Portfolio Turnover Rate(4)	49%	71%	58%	62%	75%	119%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.33%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 33

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.71	$8.53	$8.44	$8.74	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.49	0.51	0.43	0.26	0.32
Net realized and unrealized gain/(loss)	0.09	0.19	0.09	(0.29)	(1.33)	0.67
Total from Investment Operations	0.33	0.68	0.60	0.14	(1.07)	0.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.50)	(0.51)	(0.43)	(0.28)	(0.34)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.25)	(0.50)	(0.51)	(0.44)	(0.31)	(0.34)
Net Asset Value, End of Period	$8.79	$8.71	$8.53	$8.44	$8.74	$10.12
Total Return*	3.86%	8.22%	7.35%	1.65%	(10.75)%	10.58% (3)
Net Assets, End of Period (in thousands)	$119,199	$100,312	$67,407	$55,343	$62,504	$71,133
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.60%	1.63%	1.66%	1.64%	1.66%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.58%	1.61%	1.66%	1.64%	1.66%	1.64%
Ratio of Net Investment Income/(Loss)	5.44%	5.64%	6.03%	4.99%	2.70%	3.19%
Portfolio Turnover Rate(4)	49%	71%	58%	62%	75%	119%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 10.53%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
34 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.71	$8.53	$8.44	$8.74	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.56	0.59	0.50	0.35	0.40
Net realized and unrealized gain/(loss)	0.09	0.20	0.09	(0.29)	(1.33)	0.68
Total from Investment Operations	0.37	0.76	0.68	0.21	(0.98)	1.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.58)	(0.59)	(0.50)	(0.37)	(0.43)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.29)	(0.58)	(0.59)	(0.51)	(0.40)	(0.43)
Net Asset Value, End of Period	$8.79	$8.71	$8.53	$8.44	$8.74	$10.12
Total Return*	4.33%	9.22%	8.34%	2.55%	(9.93)%	11.57% (3)
Net Assets, End of Period (in thousands)	$129,866	$119,896	$96,046	$85,806	$91,299	$108,418
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.70%	0.74%	0.76%	0.73%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.69%	0.74%	0.76%	0.73%	0.74%
Ratio of Net Investment Income/(Loss)	6.34%	6.56%	6.96%	5.88%	3.61%	4.07%
Portfolio Turnover Rate(4)	49%	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.52%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 35

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.71	$8.53	$8.44	$8.73	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.57	0.59	0.51	0.36	0.41
Net realized and unrealized gain/(loss)	0.09	0.20	0.09	(0.29)	(1.34)	0.67
Total from Investment Operations	0.37	0.77	0.68	0.22	(0.98)	1.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.59)	(0.59)	(0.50)	(0.38)	(0.43)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.29)	(0.59)	(0.59)	(0.51)	(0.41)	(0.43)
Net Asset Value, End of Period	$8.79	$8.71	$8.53	$8.44	$8.73	$10.12
Total Return*	4.35%	9.26%	8.39%	2.72%	(9.99)%	11.63% (3)
Net Assets, End of Period (in thousands)	$5,958,430	$5,075,046	$3,750,736	$2,550,145	$2,522,907	$2,570,289
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.67%	0.70%	0.72%	0.69%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.65%	0.70%	0.72%	0.69%	0.69%
Ratio of Net Investment Income/(Loss)	6.38%	6.60%	7.01%	5.95%	3.68%	4.13%
Portfolio Turnover Rate(4)	49%	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.58%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
36 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.71	$8.53	$8.44	$8.74	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.57	0.60	0.51	0.37	0.42
Net realized and unrealized gain/(loss)	0.09	0.20	0.09	(0.29)	(1.33)	0.67
Total from Investment Operations	0.38	0.77	0.69	0.22	(0.96)	1.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.59)	(0.60)	(0.51)	(0.39)	(0.44)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.30)	(0.59)	(0.60)	(0.52)	(0.42)	(0.44)
Net Asset Value, End of Period	$8.79	$8.71	$8.53	$8.44	$8.74	$10.12
Total Return*	4.40%	9.36%	8.49%	2.70%	(9.80)%	11.73% (3)
Net Assets, End of Period (in thousands)	$144,068	$125,067	$79,743	$73,779	$68,120	$121,983
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.56%	0.58%	0.60%	0.62%	0.59%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.54%	0.56%	0.60%	0.62%	0.59%	0.60%
Ratio of Net Investment Income/(Loss)	6.47%	6.69%	7.09%	6.06%	3.73%	4.21%
Portfolio Turnover Rate(4)	49%	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.68%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 37

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.70	$8.52	$8.43	$8.73	$10.11	$9.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.53	0.55	0.48	0.32	0.39
Net realized and unrealized gain/(loss)	0.09	0.20	0.10	(0.30)	(1.34)	0.67
Total from Investment Operations	0.35	0.73	0.65	0.18	(1.02)	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.55)	(0.56)	(0.47)	(0.33)	(0.41)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.27)	(0.55)	(0.56)	(0.48)	(0.36)	(0.41)
Net Asset Value, End of Period	$8.78	$8.70	$8.52	$8.43	$8.73	$10.11
Total Return*	4.13%	8.76%	7.92%	2.16%	(10.30)%	11.32% (3)
Net Assets, End of Period (in thousands)	$10,097	$6,115	$3,517	$2,030	$1,202	$745
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.10%	1.14%	1.20%	1.34%	1.45%	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.12%	1.14%	1.15%	1.15%	0.98%
Ratio of Net Investment Income/(Loss)	5.95%	6.12%	6.57%	5.66%	3.33%	3.88%
Portfolio Turnover Rate(4)	49%	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.27%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
38 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.70	$8.52	$8.43	$8.73	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.56	0.58	0.49	0.34	0.40
Net realized and unrealized gain/(loss)	0.11	0.19	0.09	(0.29)	(1.34)	0.67
Total from Investment Operations	0.38	0.75	0.67	0.20	(1.00)	1.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.57)	(0.58)	(0.49)	(0.36)	(0.42)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.29)	(0.57)	(0.58)	(0.50)	(0.39)	(0.42)
Net Asset Value, End of Period	$8.79	$8.70	$8.52	$8.43	$8.73	$10.12
Total Return*	4.40%	9.10%	8.23%	2.45%	(10.12)%	11.47% (3)
Net Assets, End of Period (in thousands)	$88,095	$77,189	$80,820	$94,916	$159,043	$229,774
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.82%	0.84%	0.86%	0.84%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.80%	0.83%	0.85%	0.83%	0.83%
Ratio of Net Investment Income/(Loss)	6.23%	6.45%	6.86%	5.65%	3.50%	4.01%
Portfolio Turnover Rate(4)	49%	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.42%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 39

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Multi-Sector Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 41

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.
Financial assets of $232,500 were transferred out of Level 3 to Level 2 since certain securities prices were determined using other significant observable inputs at the end of the current period and significant unobservable inputs at the end of the prior fiscal year.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
December 31, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
Janus Investment Fund | 43

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty
44 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Janus Investment Fund | 45

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on credit indices to increase exposure to credit risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 50% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on
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Notes to Financial Statements (unaudited)
large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk
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Notes to Financial Statements (unaudited)
of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition
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Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements (unaudited)
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is
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Notes to Financial Statements (unaudited)
delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of December 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $88,960,501. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2025 is $92,610,042, resulting in the net amount due from the counterparty of $3,649,541.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
December 31, 2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $2 Billion	0.52
Over $3 Billion	0.50
The Fund’s actual investment advisory fee rate for the reporting period was 0.52% of average annual net assets before any applicable waivers.
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The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.64% for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the period ended December 31, 2025, the Adviser waived $628,750 of the Fund’s management fee, attributable to the Fund’s investment in the Janus
Henderson Emerging Markets Debt Hard Currency ETF.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses,
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Notes to Financial Statements (unaudited)
shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $13,424.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class A Shares paid CDSCs of $1,324 to Janus
Henderson Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class C
Shares paid CDSCs of $4,832.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
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Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(219,882,655)	$(234,744,091)	$(454,626,746)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$7,968,746,481	$118,597,930	$(60,467,996)	$58,129,934
Information on the tax components of derivatives as of December 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$3,938,215	$(10,519,632)	$(6,581,417)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
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Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	6,045,415	$52,956,689	8,009,704	$69,068,554
Reinvested dividends and distributions	415,988	3,646,172	516,258	4,459,878
Shares repurchased	(2,281,698)	(19,997,680)	(2,662,236)	(22,941,058)
Net Increase/(Decrease)	4,179,705	$36,605,181	5,863,726	$50,587,374
Class C Shares:
Shares sold	3,024,278	$26,498,755	5,326,709	$46,087,552
Reinvested dividends and distributions	346,843	3,040,780	575,858	4,977,868
Shares repurchased	(1,331,834)	(11,668,390)	(2,286,155)	(19,711,925)
Net Increase/(Decrease)	2,039,287	$17,871,145	3,616,412	$31,353,495
Class D Shares:
Shares sold	2,099,548	$18,387,453	5,806,239	$50,056,865
Reinvested dividends and distributions	433,586	3,800,844	785,533	6,791,169
Shares repurchased	(1,529,393)	(13,382,978)	(4,083,893)	(35,120,864)
Net Increase/(Decrease)	1,003,741	$8,805,319	2,507,879	$21,727,170
Class I Shares:
Shares sold	140,995,833	$1,233,682,012	261,084,662	$2,252,436,673
Reinvested dividends and distributions	20,384,089	178,639,097	34,524,894	298,327,059
Shares repurchased	(66,386,103)	(581,533,234)	(152,551,865)	(1,311,421,287)
Net Increase/(Decrease)	94,993,819	$830,787,875	143,057,691	$1,239,342,445
Class N Shares:
Shares sold	4,869,391	$42,594,547	8,372,580	$72,102,826
Reinvested dividends and distributions	528,793	4,635,049	764,594	6,608,395
Shares repurchased	(3,371,877)	(29,504,557)	(4,123,102)	(35,487,864)
Net Increase/(Decrease)	2,026,307	$17,725,039	5,014,072	$43,223,357
Class S Shares:
Shares sold	481,412	$4,197,378	397,530	$3,423,074
Reinvested dividends and distributions	31,752	278,115	32,275	278,807
Shares repurchased	(66,501)	(582,683)	(139,752)	(1,205,872)
Net Increase/(Decrease)	446,663	$3,892,810	290,053	$2,496,009
Class T Shares:
Shares sold	1,980,311	$17,349,585	2,858,302	$24,696,002
Reinvested dividends and distributions	296,831	2,600,068	643,600	5,560,209
Shares repurchased	(1,120,440)	(9,809,660)	(4,112,583)	(35,343,788)
Net Increase/(Decrease)	1,156,702	$10,139,993	(610,681)	$(5,087,577)
7. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,694,694,689	$2,942,276,296	$-	$-
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
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Notes to Financial Statements (unaudited)
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
64 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 65

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
66 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 67

Janus Henderson Multi-Sector Income Fund
Notes
68 | December 31, 2025

Janus Henderson Multi-Sector Income Fund
Notes
Janus Investment Fund | 69

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93028 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Short Duration Flexible Bond Fund
Janus Investment Fund

Janus Henderson Short Duration Flexible Bond Fund

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 44.0%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 4.9580%, 9/15/34ž,‡	$2,890,000	$2,867,757
A&D Mortgage Trust 2024-NQM4 A1, 5.4640%, 8/25/69ž	1,247,079	1,251,799
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	549,304	553,025
A&D Mortgage Trust 2025-NQM4 A1, 5.2250%, 10/25/70ž,Ç	717,808	719,681
Acacia LLC 2025-1 A, 5.2400%, 11/15/37ž	2,221,183	2,223,270
Affirm Asset Securitization Trust 2024-A A, 5.6100%, 2/15/29ž	692,000	693,141
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34ž	797,000	797,708
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 5.1500%, 10/21/38ž,‡	2,614,000	2,621,340
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.4936%, 6/15/40ž,‡	1,658,000	1,662,742
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.5935%, 6/15/40ž,‡	568,000	570,193
Alloya Auto Receivables Trust 2025-1A A3, 4.6900%, 12/26/28ž	2,456,000	2,471,679
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32ž	1,051,584	1,067,098
Ally Bank Auto Credit-Linked Notes 2024-B A2, 4.9700%, 9/15/32ž	1,333,414	1,346,156
Ally Bank Auto Credit-Linked Notes 2025-B A2, 4.3050%, 9/15/33ž	2,138,782	2,144,459
Alterna Funding LLC 2024-1A A, 6.2600%, 5/16/39ž	1,483,026	1,486,357
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	36,659	36,315
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	31,383	31,092
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,599,349	1,600,107
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	1,149,218	1,159,543
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35ž	780,000	783,520
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	213,361	196,003
Aqua Finance Trust 2025-B A, 4.7900%, 5/17/51ž	1,582,809	1,578,892
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.1044%, 1/22/35ž,‡	1,777,880	1,778,492
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.1754%, 10/25/38ž,‡	1,490,000	1,493,776
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 4.7242%, 10/25/51ž,‡	1,589,759	1,478,726
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 4.7242%, 11/25/51ž,‡	1,514,006	1,408,684
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	1,197,961	1,044,505
Bayview Opportunity Master Fund 2025-4 AF1, US 30 Day Average SOFR + 0.9000%, 4.7742%, 12/25/55ž,‡	2,313,292	2,313,286
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 5.5742%, 7/27/48ž,‡	406,599	406,048
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.2945%, 7/15/37ž,‡	1,119,000	1,123,127
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	2,100,000	2,104,512
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.9501%, 3/17/42ž,‡	1,664,700	1,652,543
BLP Commercial Mortgage Trust 2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.2501%, 12/15/42ž,‡	1,016,000	1,016,408
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30ž	516,702	520,539
Boca Commercial Mortgage Trust 2025-BOCA B, CME Term SOFR 1 Month + 1.9000%, 5.7500%, 12/15/42ž,‡	1,880,000	1,883,465
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	1,788,000	1,866,422
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,923,885	1,968,048
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	737,000	735,409
BPR Trust 2025-STAR A, 4.9471%, 11/5/42ž,‡	820,000	823,668
BX Commercial Mortgage Trust 2021-21M A, CME Term SOFR 1 Month + 0.8445%, 4.5945%, 10/15/36ž,‡	746,174	744,614
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 4.6655%, 2/15/36ž,‡	1,598,000	1,595,073
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 4.6655%, 2/15/36ž,‡	$1,436,901	$1,433,714
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.2433%, 10/15/41ž,‡	1,799,422	1,801,147
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.4414%, 8/15/41ž,‡	2,393,851	2,396,186
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.3401%, 8/15/41ž,‡	738,658	739,530
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.6139%, 10/15/41ž,‡	803,659	807,328
BX Commercial Mortgage Trust 2024-CNYN A, CME Term SOFR 1 Month + 1.4419%, 5.1920%, 4/15/41ž,‡	1,600,367	1,599,737
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.0429%, 12/15/39ž,‡	915,497	915,149
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.3925%, 12/15/39ž,‡	422,199	422,255
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.2415%, 6/17/41ž,‡	1,797,039	1,794,500
BX Commercial Mortgage Trust 2025-ARIA A, 5.0311%, 12/13/42ž,‡	1,807,000	1,818,217
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.9001%, 2/15/35ž,‡	1,663,000	1,657,502
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.3500%, 7/15/42ž,‡	713,000	713,525
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 5.6000%, 7/15/42ž,‡	1,950,000	1,951,764
BX Commercial Mortgage Trust 2025-LUNR A, CME Term SOFR 1 Month + 1.5000%, 5.2501%, 6/15/40ž,‡	1,655,524	1,657,561
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.8940%, 3/15/30ž,‡	2,121,725	2,118,208
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.1436%, 3/15/30ž,‡	464,190	462,137
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.1935%, 4/16/40ž,‡	797,845	798,305
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.4501%, 7/15/44ž,‡	3,300,000	3,300,561
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.5145%, 8/15/36ž,‡	430,000	415,320
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.4416%, 10/19/37ž,‡	2,189,000	2,194,284
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 5.2044%, 7/20/38ž,‡	2,286,000	2,294,261
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.3919%, 8/15/41ž,‡	1,151,000	1,149,066
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.0409%, 8/15/41ž,‡	846,629	845,593
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	1,003,000	1,005,532
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	2,144,846	1,727,536
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	383,821	234,472
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	10,037,869	9,918,291
Chase Mortgage Finance Corp 2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 6.0962%, 10/25/57ž,‡	2,236,312	2,308,909
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	1,699,000	1,703,757
Citigroup Mortgage Loan Trust Inc 2025-LTV1 A1, 5.2370%, 12/25/55ž,‡	1,465,000	1,466,172
COLEM Mortgage Trust 2022-HLNE A, 2.4610%, 4/12/42ž,‡	4,914,000	4,653,221
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 5.5911%, 6/17/41ž,‡	2,536,542	2,535,505
Compass Datacenters Issuer II LLC 2024-2A A1, 5.0220%, 8/25/49ž	237,000	237,586
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	4,172,000	4,213,643
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	$1,414,000	$1,429,000
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.5242%, 12/25/41ž,‡	815,206	818,900
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.0242%, 12/25/41ž,‡	1,759,000	1,789,266
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.7742%, 4/25/42ž,‡	302,893	303,140
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 6.2742%, 12/25/42ž,‡	548,052	559,235
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.5742%, 7/27/43ž,‡	459,263	460,551
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 5.8242%, 9/25/43ž,‡	188,321	189,064
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.3742%, 10/26/43ž,‡	362,845	363,334
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 4.9242%, 1/25/44ž,‡	372,199	372,008
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.0242%, 3/25/44ž,‡	218,520	218,688
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 5/25/44ž,‡	233,098	233,054
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 4.8742%, 7/25/44ž,‡	92,958	92,920
Connecticut Avenue Securities Trust 2024-R06 1M1, US 30 Day Average SOFR + 1.0500%, 4.9242%, 9/26/44ž,‡	103,150	103,141
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 1/25/45ž,‡	200,821	200,903
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.0242%, 2/27/45ž,‡	357,712	357,602
Connecticut Avenue Securities Trust 2025-R03 2M1, US 30 Day Average SOFR + 1.6000%, 5.4742%, 3/27/45ž,‡	1,138,597	1,140,615
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 5/25/45ž,‡	1,060,623	1,061,619
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 7/25/45ž,‡	599,547	599,890
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	395,154	398,445
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	876,153	882,752
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60ž,Ç	362,780	363,132
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	153,429	154,720
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	1,690,000	1,319,121
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.4645%, 10/15/36ž,‡	1,121,000	1,123,465
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	301,372	299,223
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	708,449	698,102
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	838,000	817,727
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	3,607,000	3,461,771
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	4,726,890	4,689,216
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	278,400	263,369
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,459,617	1,503,152
DI Issuer LLC 2025-1A A2, 5.3100%, 12/15/55ž	561,000	562,848
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	2,114,000	2,054,820
Dominos Pizza Mater Issuer LLC 2021-1A A2I, 2.6620%, 4/25/51ž	1,331,352	1,264,469
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.0145%, 10/15/43ž,‡	3,929,000	3,823,170
Ellington Financial Mortgage Trust 2025-RTL1 A1, 5.2210%, 11/25/40ž,Ç	701,000	702,308
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.1844%, 7/20/38ž,‡	1,594,000	1,599,123
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	12,717	12,729
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	471,817	481,496
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	667,833	670,194
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55ž,Ç	$895,652	$895,377
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	775,868	784,362
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	852,568	861,149
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	382,476	384,921
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	566,450	568,286
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55ž,‡	421,485	419,956
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55ž,‡	1,576,416	1,567,520
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	652,806	634,321
First Help Financial LLC 2024-2A A2, 5.8900%, 6/15/30ž	484,412	488,049
First Help Financial LLC 2025-2A A1, 4.8390%, 12/15/26ž	3,234,803	3,238,112
Foundation Finance Trust 2024-2A A, 4.6000%, 3/15/50ž	603,431	604,710
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	929,966	933,621
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52ž	829,391	831,775
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.3742%, 10/25/41ž,‡	959,182	961,766
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.9742%, 9/25/41ž,‡	361,621	364,602
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M2, 8.4218%, 4/25/42ž	135,794	141,378
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA4 M2, 9.3218%, 5/25/42ž	530,000	559,214
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 5.9742%, 3/25/42ž,‡	125,391	125,646
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.9652%, 4/27/43ž,‡	909,216	919,167
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.8742%, 6/25/43ž,‡	360,024	360,956
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.7242%, 11/25/43ž,‡	404,002	405,374
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 5/25/44ž,‡	594,775	595,116
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 4.8742%, 10/25/44ž,‡	4,525	4,525
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 8/25/44ž,‡	862,405	862,881
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 4.9242%, 1/25/45ž,‡	388,911	388,816
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.0742%, 5/25/45ž,‡	259,069	259,049
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 4.9742%, 9/25/45ž,‡	266,065	266,221
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.0242%, 2/27/45ž,‡	936,140	935,631
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.1644%, 1/20/39ž,‡	1,761,000	1,765,530
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 5.8902%, 3/1/28ž,‡	558,000	558,421
Gracie Point International Funding 2025-1A A, US 30 Day Average SOFR + 1.5000%, 5.5247%, 8/15/28ž,‡	892,000	893,450
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.4414%, 5/15/41ž,‡	2,209,000	2,211,940
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3845%, 11/25/41ž,‡	2,467,000	2,470,027
GS Mortgage-Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	1,142,939	1,146,147
Hertz Vehicle Financing LLC 2025-5A A, 4.6200%, 5/25/30ž	715,000	715,544
Hewlett-Packard Financial Services Company Trust 2025-2A A2, 4.0700%, 11/22/32ž	2,750,000	2,753,067
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39ž	634,889	625,852
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	797,000	800,408
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,792,000	1,796,370
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	$1,154,000	$1,159,886
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	520,000	522,250
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	412,000	400,669
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	475,889	477,806
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.0501%, 3/17/42ž,‡	1,485,000	1,482,543
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	710,620	717,526
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29ž	734,459	740,597
Lendbuzz Securitization Trust 2024-3A A2, 4.9700%, 10/15/29ž	558,318	559,797
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	427,000	429,735
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	836,000	838,139
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,454,356	1,462,691
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	586,465	591,822
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,729,143	1,744,203
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	520,000	522,727
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.9645%, 3/15/38ž,‡	215,202	214,316
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.0454%, 5/16/39ž,‡	2,823,000	2,716,123
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 5.5440%, 5/16/39ž,‡	1,059,000	952,466
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32ž	1,387,000	1,390,148
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.4936%, 10/16/37ž,‡	823,000	824,966
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.2444%, 7/20/37ž,‡	2,526,000	2,534,609
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 5.1936%, 7/16/38ž,‡	1,720,000	1,725,019
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	1,850,000	1,855,153
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	1,357,000	1,360,706
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	1,471,923	1,373,827
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	529,439	523,129
Merchants Fleet Funding LLC 2025-1A A, 4.4900%, 1/20/39ž	506,000	507,372
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	639,114	624,635
MVW Owner Trust 2025-2A A, 4.4800%, 10/20/44ž	257,716	257,156
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	1,617,259	1,622,898
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	899,417	901,806
New Residential Mortgage Loan Trust 2024-RTL1 A1, 6.6640%, 3/25/39ž,Ç	2,019,946	2,030,276
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	646,000	653,153
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.1434%, 10/15/40ž,‡	1,332,000	1,332,013
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	308,199	303,954
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	762,101	769,709
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.1644%, 7/19/38ž,‡	1,700,000	1,704,655
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.4644%, 10/19/37ž,‡	1,175,000	1,177,643
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	866,304	796,754
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	335,000	335,132
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	966,000	973,104
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28ž	1,019,000	1,024,883
OCCU Auto Receivables Trust 2025-1A A3, 4.8100%, 11/15/29ž	909,000	917,418
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.4544%, 7/20/37ž,‡	634,793	636,206
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 5.5622%, 10/25/38ž,‡	$917,000	$919,530
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.4645%, 7/15/37ž,‡	300,000	300,656
Ondeck Asset Securitization Trust LLC 2025-2A A, 4.8400%, 11/17/32ž	2,180,000	2,187,597
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	503,044	438,837
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	1,331,382	1,152,052
Onslow Bay Financial LLC 2024-NQM4 A3, 6.3210%, 1/25/64ž,Ç	260,333	262,036
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	822,206	797,265
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	923,050	910,168
Pretium Mortgage Credit Partners LLC 2025-RPL5 A1, 4.1500%, 1/25/70ž,Ç	1,393,118	1,368,449
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	525,371	518,764
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	567,819	561,873
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	2,274,135	2,204,016
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	1,166,078	1,100,487
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	3,071,000	3,089,869
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	4,177,000	4,153,191
RCKT Trust 2025-1A A, 4.9000%, 7/25/34ž	1,523,090	1,530,769
RCKT Trust 2025-2A A, 4.4800%, 11/27/34ž	1,071,944	1,073,449
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	278,594	288,005
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	855,891	901,975
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	464,302	473,921
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	614,857	621,970
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	2,106,427	2,111,888
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	1,160,968	1,170,692
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,303,500	1,311,088
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1 Month + 1.6000%, 5.3317%, 10/25/55ž,‡	1,065,879	1,067,585
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A1, 5.3200%, 10/25/40ž,Ç	820,000	819,970
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A2, 5.6570%, 10/25/40ž,Ç	1,715,000	1,714,376
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33ž	1,043,864	1,061,069
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32ž	1,439,804	1,458,679
SCF Equipment Trust LLC 2025-2A B, 4.5100%, 6/20/36ž	1,249,000	1,241,591
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 4.9501%, 3/15/35ž,‡	1,988,000	1,977,492
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.2924%, 11/15/34ž,‡	1,874,000	1,876,032
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	2,531,000	2,458,443
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37ž	262,916	262,499
Sierra Receivables Funding Co LLC 2025-3A A, 4.4400%, 8/22/44ž	1,879,229	1,869,567
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.2500%, 7/21/37ž,‡	1,771,000	1,777,540
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 4.7510%, 1/17/39ž,‡	2,805,000	2,799,200
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46ž	844,112	802,120
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 4.5954%, 11/15/38ž,‡	2,714,491	2,707,367
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	438,150	438,049
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51ž	673,012	654,740
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	383,175	355,787
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.0433%, 4/15/42ž,‡	551,000	550,311
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.2400%, 10/21/37ž,‡	1,821,000	1,827,773
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	1,278,485	1,381,107
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	812,132	824,761
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	417,450	422,065
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	520,000	521,895
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65ž,Ç	1,323,791	1,329,366
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	$758,943	$798,257
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.5797%, 12/10/33ž,‡	1,530,716	1,539,401
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47ž	547,000	548,780
US Bank National Association 2023-1 B, 6.7890%, 8/25/32ž	410,830	415,189
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26ž	658,178	546,686
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 4.7655%, 7/15/39ž,‡	1,260,000	1,229,121
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.4344%, 7/20/37ž,‡	708,713	710,245
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.1004%, 3/15/38ž,‡	2,050,000	2,065,874
Wendy's Funding LLC 2018-1A A2II, 3.8840%, 3/15/48ž	1,705,171	1,678,056
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	496,173	462,424
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	1,145,991	1,022,982
Wendy's Funding LLC 2022-1A A2I, 4.2360%, 3/15/52ž	2,342,055	2,312,766
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	81,591	81,233
Westlake Automobile Receivable Trust 2025-P1 A3, 4.5800%, 6/15/29ž	2,248,000	2,266,397
Wingspire Equipment Finance LLC 2025-1A A2, 4.3300%, 9/20/33ž	2,310,000	2,314,671
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 4.6742%, 7/25/51ž,‡	1,029,198	955,356
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	306,589	307,507
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	393,929	397,159
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	1,225,289	1,237,789
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,074,907	1,083,525
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	889,058	891,196
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,322,702	1,326,355
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	242,952	245,042
Woodward Capital Management 2025-CES10 A1A, 4.8940%, 11/25/55ž,Ç	593,351	593,431
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	739,818	745,981
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	566,609	587,930
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	997,432	1,001,899
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	382,252	381,576
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $323,223,298)		322,731,614
Bank Loans and Mezzanine Loans – 3.9%
Basic Industry – 0.1%
Qnity Electronics Inc, CME Term SOFR 6 Month + 2.0000%, 5.6975%, 11/1/32‡	564,000	566,115
Capital Goods – 0.5%
EMRLD Borrower LP, CME Term SOFR 6 Month + 2.2500%, 6.1219%, 8/4/31‡	3,327,665	3,340,930
Consumer Cyclical – 0.7%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 1.7500%, 5.4219%, 9/30/31‡	3,217,966	3,226,011
Life Time Inc, CME Term SOFR 1 Month + 2.0000%, 5.7837%, 11/5/31‡	1,741	1,750
TKO Worldwide Holdings LLC, CME Term SOFR 3 Month + 2.0000%, 5.8685%, 11/21/31‡	2,097,973	2,111,700
		5,339,461
Consumer Non-Cyclical – 0.6%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.0000%, 5.7161%, 7/26/31‡	1,247,423	1,258,382
Lavender US Holdco 1 Inc, CME Term SOFR 1 Month + 3.2500%, 7.3929%, 12/2/32ƒ,‡	1,491,032	1,501,588
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4661%, 10/23/30‡	1,741,029	1,751,041
		4,511,011
Electric – 0.6%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 5.7161%, 9/30/31‡	1,044,775	1,050,143
Talen Energy Supply LLC, CME Term SOFR 1 Month + 2.0000%, 5.6719%, 11/25/32‡	3,426,442	3,424,317
		4,474,460
Energy – 0.1%
Deep Blue Operating I LLC, CME Term SOFR 1 Month + 2.7500%, 6.5929%, 10/1/32‡	790,451	792,261
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Transportation – 1.3%
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.1719%, 8/15/30‡	$2,754,104	$2,761,678
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.1719%, 8/15/30‡	503,932	504,981
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.4219%, 4/10/31‡	4,727,131	4,737,913
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.2500%, 6.1615%, 4/9/32‡	1,453,000	1,452,216
		9,456,788
Total Bank Loans and Mezzanine Loans (cost $28,348,272)		28,481,026
Corporate Bonds – 24.3%
Banking – 6.6%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,962,507
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	2,356,000	2,432,227
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	2,541,000	2,548,864
Discover Financial Services, 4.1000%, 2/9/27	5,394,000	5,383,794
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,322,721
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	2,559,000	2,642,541
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,557,000	1,573,114
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	1,562,000	1,614,473
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,961,173
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,244,489
Morgan Stanley Bank NA, SOFR + 0.9060%, 5.0160%, 1/12/29‡	2,610,000	2,657,983
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31‡	4,119,000	4,175,420
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	1,124,000	1,162,977
Toronto-Dominion Bank/The, US Treasury Yield Curve Rate 5 Year + 2.7210%, 6.3500%, 10/31/85‡	1,164,000	1,180,187
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	1,123,000	1,162,678
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	2,970,000	3,075,989
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,563,000	3,659,739
Wells Fargo & Co, SOFR + 0.7800%, 4.9000%, 1/24/28‡	3,421,000	3,449,799
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	3,095,743
		48,306,418
Basic Industry – 0.3%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	2,526,000	2,519,710
Brokerage – 1.4%
LPL Holdings Inc, 5.7000%, 5/20/27	4,883,000	4,976,564
LPL Holdings Inc, 4.9000%, 4/3/28	3,579,000	3,631,270
LPL Holdings Inc, 5.1500%, 6/15/30	1,552,000	1,582,751
		10,190,585
Capital Goods – 0.8%
Boeing Co/The, 2.1960%, 2/4/26	3,735,000	3,727,891
Regal Rexnord Corp, 6.0500%, 2/15/26	1,890,000	1,893,623
		5,621,514
Communications – 0.6%
ROBLOX Corp, 3.8750%, 5/1/30ž	3,214,000	3,072,830
Virgin Media Secured Finance PLC, 5.5000%, 5/15/29ž	1,462,000	1,440,299
		4,513,129
Consumer Cyclical – 2.2%
Carnival Corp, 5.1250%, 5/1/29ž	4,726,000	4,778,409
Carvana Co, 9.0000%, 6/1/30ž	2,355,604	2,469,122
Flutter Treasury DAC, 5.8750%, 6/4/31ž	741,000	751,300
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	3,531,000	3,607,781
NCL Corporation Ltd, 5.8750%, 1/15/31ž	3,204,000	3,191,877
Stellantis Finance US Inc, 5.3500%, 3/17/28ž	398,000	405,523
Stellantis Finance US Inc, 5.7500%, 3/18/30ž	728,000	751,019
		15,955,031
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – 2.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	$1,938,000	$1,979,504
CVS Health Corp, 4.3000%, 3/25/28	3,663,000	3,675,131
CVS Health Corp, 3.2500%, 8/15/29	2,577,000	2,487,655
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	503,000	527,412
Solventum Corp, 5.4500%, 2/25/27	426,000	432,139
Solventum Corp, 5.4000%, 3/1/29	1,041,000	1,078,143
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	1,864,000	1,842,482
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	2,609,000	2,706,119
		14,728,585
Electric – 0.7%
NRG Energy Inc, 4.7340%, 10/15/30ž,#	3,186,000	3,190,036
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,134,170
		5,324,206
Energy – 4.0%
Civitas Resources Inc, 8.3750%, 7/1/28ž	3,416,000	3,519,822
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	1,572,000	1,586,441
DT Midstream Inc, 4.1250%, 6/15/29ž	5,499,000	5,426,506
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	1,730,000	1,762,479
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	2,197,000	2,268,842
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	4,384,000	4,287,928
Occidental Petroleum Corp, 5.2000%, 8/1/29	1,841,000	1,887,008
Occidental Petroleum Corp, 8.8750%, 7/15/30	840,000	971,294
Occidental Petroleum Corp, 6.6250%, 9/1/30	1,596,000	1,718,196
Sunoco LP, 5.6250%, 3/15/31ž	1,397,000	1,407,236
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 5.5000%, 1/15/28ž	3,019,000	3,020,627
Viper Energy Partners LLC, 4.9000%, 8/1/30	1,334,000	1,349,301
		29,205,680
Finance Companies – 2.3%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28ž	1,031,000	1,030,806
Ares Capital Corp, 5.1000%, 1/15/31	1,798,000	1,775,900
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26ž	1,342,000	1,337,620
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,873,000	1,900,702
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	912,000	955,682
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,792,435
Rocket Cos Inc, 6.1250%, 8/1/30ž	4,543,000	4,696,004
		16,489,149
Financial Institutions – 0.6%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	1,020,000	1,052,168
Atlas Warehouse Lending Co LP, 4.6250%, 11/15/28ž	2,145,000	2,153,050
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	1,007,000	1,060,191
		4,265,409
Insurance – 0.3%
Centene Corp, 4.2500%, 12/15/27	2,006,000	1,994,189
Professional Services – 0.8%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28ž	3,591,000	3,524,619
Booz Allen Hamilton Inc, 4.0000%, 7/1/29ž	2,447,000	2,390,786
		5,915,405
Technology – 1.7%
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	2,435,000	2,336,591
Intel Corp, 3.7500%, 3/25/27	4,685,000	4,666,002
Oracle Corp, 4.4500%, 9/26/30	5,546,000	5,425,852
Western Digital Corp, 4.7500%, 2/15/26	321,000	321,246
		12,749,691
Total Corporate Bonds (cost $175,079,786)		177,778,701
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – 3.7%
Fannie Mae:
3.5000%, TBA, 30 Year Maturity	$382,459	$352,391
4.5000%, TBA, 30 Year Maturity	1,885,000	1,839,545
		2,191,936
Fannie Mae Pool:
MA3521, 4.0000%, 11/1/48	451,853	435,172
BN3899, 4.0000%, 12/1/48	67,099	64,622
CA3683, 4.5000%, 6/1/49	22,494	22,309
CA4035, 4.5000%, 8/1/49	35,355	35,064
MA3908, 4.5000%, 1/1/50	48,862	48,460
FS5362, 4.5000%, 12/1/50	612,130	607,572
FS2546, 4.0000%, 3/1/51	35,374	34,068
20510401, 3.0000%, 4/1/51	202,043	180,957
BV4144, 3.0000%, 3/1/52	776,247	695,504
BV5379, 3.0000%, 4/1/52	677,398	608,791
BV5380, 3.0000%, 4/1/52	583,585	522,816
BV5394, 3.5000%, 4/1/52	556,722	521,929
FS1301, 3.5000%, 4/1/52	530,390	494,114
BV5393, 3.5000%, 4/1/52	295,709	277,584
BV8485, 3.5000%, 4/1/52	182,967	171,532
BV4203, 3.5000%, 4/1/52	106,074	99,580
BV8484, 3.5000%, 4/1/52	97,808	91,813
BV6879, 4.5000%, 4/1/52	99,712	97,907
BV7632, 4.5000%, 4/1/52	76,618	75,231
BW0081, 4.5000%, 4/1/52	56,381	55,351
BV7132, 4.5000%, 4/1/52	39,689	38,964
BW0072, 4.5000%, 4/1/52	33,472	32,861
BV7131, 4.5000%, 4/1/52	31,686	31,108
CB3501, 3.5000%, 5/1/52	892,210	832,340
BW0343, 4.5000%, 5/1/52	155,525	152,686
FS2420, 3.5000%, 7/1/52	2,260,977	2,115,765
BW7369, 5.0000%, 10/1/52	536,033	542,360
BW1288, 5.0000%, 10/1/52	239,500	241,868
CB6686, 4.5000%, 7/1/53	492,368	487,364
CB6851, 4.5000%, 8/1/53	341,308	337,822
CB7430, 5.5000%, 11/1/53	342,535	354,740
FS8037, 6.0000%, 1/1/54	41,638	43,583
CB8134, 5.5000%, 3/1/54	632,833	653,746
FS7607, 6.0000%, 3/1/54	35,712	37,235
FS7643, 6.0000%, 4/1/54	130,140	136,156
CB8543, 6.0000%, 5/1/54	1,061,111	1,105,780
20550801, 6.0000%, 8/1/55	775,402	802,141
BF0598, 2.5000%, 3/1/62	2,038,131	1,707,353
		14,794,248
Freddie Mac Pool:
ZT1320, 4.0000%, 11/1/48	40,403	38,911
ZA7158, 4.5000%, 6/1/49	33,271	33,019
RA1087, 4.5000%, 7/1/49	224,049	222,352
RA1088, 4.5000%, 7/1/49	43,140	42,785
RA1188, 4.5000%, 8/1/49	226,676	224,960
RA1999, 4.5000%, 1/1/50	158,573	157,372
SD8040, 4.5000%, 1/1/50	37,033	36,729
SD1551, 4.0000%, 3/1/50	475,766	458,202
SD1143, 4.5000%, 9/1/50	1,364,845	1,354,683
QC5848, 2.5000%, 8/1/51	989,925	848,154
QD9513, 2.5000%, 2/1/52	77,825	66,577
QE0318, 4.5000%, 3/1/52	26,571	26,090
QE1073, 3.5000%, 4/1/52	69,446	65,190
QD9191, 3.5000%, 4/1/52	55,523	52,124
SD7023, 3.0000%, 6/1/52	1,855,177	1,656,396
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
SD1840, 3.0000%, 6/1/52	$1,320,338	$1,180,987
SD1352, 3.5000%, 7/1/52	876,759	820,448
QF2386, 5.0000%, 10/1/52	995,648	1,002,330
QF2145, 5.0000%, 10/1/52	33,144	33,472
SD4294, 5.5000%, 9/1/53	245,736	253,782
SD4009, 6.0000%, 9/1/53	73,161	76,530
QI2699, 5.5000%, 4/1/54	161,097	166,676
RJ1341, 6.0000%, 4/1/54	772,715	805,243
SL1226, 5.5000%, 5/1/55	641,226	659,793
RJ4363, 5.5000%, 6/1/55	179,254	184,838
		10,467,643
Total Mortgage-Backed Securities (cost $27,523,499)		27,453,827
United States Treasury Notes/Bonds – 22.2%
4.2500%, 12/31/26	12,839,000	12,928,567
3.7500%, 4/30/27	36,856,500	36,971,677
3.8750%, 5/31/27	8,057,000	8,098,229
3.7500%, 6/30/27	29,290,600	29,403,872
3.6250%, 8/31/27	22,320,000	22,369,697
3.5000%, 10/31/27	5,500,000	5,501,289
3.3750%, 11/30/27	12,405,000	12,381,256
3.5000%, 12/15/28	15,433,000	15,414,914
3.6250%, 10/31/30	2,227,000	2,217,605
3.5000%, 11/30/30	17,380,900	17,205,733
Total United States Treasury Notes/Bonds (cost $162,053,095)		162,492,839
Investment Companies – 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $15,615,555)	15,612,181	15,616,865
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	1,239,000	1,239,000
Time Deposits – 0%
Royal Bank of Canada, 3.7000%, 1/2/26	$309,750	309,750
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,548,750)		1,548,750
Total Investments (total cost $733,392,255) – 100.4%		736,103,622
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(3,110,258)
Net Assets – 100%		$732,993,364

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$718,243,510	97.6%
Israel	4,548,601	0.6
Ireland	3,989,622	0.5
Luxembourg	3,226,011	0.4
Australia	2,519,710	0.4
United Kingdom	2,395,981	0.3
Canada	1,180,187	0.2
Total	$736,103,622	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$30,248,194	$151,638,758	$(166,270,164)	$(1,233)	$1,310	$15,616,865	15,612,181	$512,473
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	3,422,392	21,444,873	(23,628,265)	-	-	1,239,000	1,239,000	4,036 ∆
Total Affiliated Investments - 2.3%
	$33,670,586	$173,083,631	$(189,898,429)	$(1,233)	$1,310	$16,855,865	16,851,181	$516,509

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,171	4/3/26	$244,491,992	$(157,830)
Ultra Long Term US Treasury Bond	17	3/31/26	2,006,000	(36,897)
Total - Futures Long				(194,727)
Futures Short:
10 Year US Treasury Note	134	3/31/26	(15,066,625)	117,932
5 Year US Treasury Note	105	4/3/26	(11,476,992)	47,184
Ultra 10 Year Treasury Note	38	3/31/26	(4,370,594)	(7,125)
US Treasury Long Bond	105	3/31/26	(12,137,344)	184,618
Total - Futures Short				342,609
Total				$147,882

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.IG.45, Fixed Rate of 1.00%, Paid Quarterly	12/20/30	(36,500,000)	USD	$(815,470)	$(21,166)	$(836,636)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2025
	Credit Contracts	Interest Rate Contracts	Total
Asset Derivatives:
*Futures contracts	$-	$349,734	$349,734
Liability Derivatives:
*Futures contracts	$-	$201,852	$201,852
*Swaps - centrally cleared	21,166	-	$21,166
Total Liability Derivatives	$21,166	$201,852	$223,018

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$(600,372)	$(600,372)
Swap contracts	(49,156)	-	$(49,156)
Total	$(49,156)	$(600,372)	$(649,528)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$376,447	$376,447
Swap contracts	(21,166)	-	$(21,166)
Total	$(21,166)	$376,447	$355,281
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Credit default swaps:
Average notional amount - buy protection	$15,642,857
Futures contracts:
Average notional amount of contracts - long	263,381,146
Average notional amount of contracts - short	52,273,992
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
December 31, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$1,501,900	$—	$(1,501,900)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $390,855,032, which represents 53.3% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$334,951	$335,132	0.0%
The Fund has registration rights for certain restricted securities held as of December 31, 2025. The issuer incurs all registration costs.
Janus Investment Fund | 15

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$322,731,614	$-
Bank Loans and Mezzanine Loans	-	28,481,026	-
Corporate Bonds	-	177,778,701	-
Mortgage-Backed Securities	-	27,453,827	-
United States Treasury Notes/Bonds	-	162,492,839	-
Investment Companies	-	15,616,865	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,548,750	-
Total Investments in Securities	$-	$736,103,622	$-
Other Financial Instruments(a):
Futures Contracts	349,734	-	-
Total Assets	$349,734	$736,103,622	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$201,852	$-	$-
Centrally Cleared Swaps	-	21,166	-
Total Liabilities	$201,852	$21,166	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

16 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Unaffiliated investments, at value (cost $716,537,700)(1)	$719,247,757
Affiliated investments, at value (cost $16,854,555)	16,855,865
Cash	54,862
Deposits with brokers for centrally cleared derivatives	395,329
Deposits with brokers for futures	1,599,000
Variation margin receivable on futures contracts	69,590
Variation margin receivable on centrally cleared swaps	801
Trustees' deferred compensation	21,574
Receivables:
Interest	4,930,709
Fund shares sold	212,606
Dividends from affiliates	60,281
Other assets	14,538
Total Assets	743,462,912
Liabilities:
Collateral for securities loaned (Note 3)	1,548,750
Variation margin payable on futures contracts	89,510
Payables:
Investments purchased	5,139,674
TBA investments purchased	2,188,077
Fund shares repurchased	882,995
Advisory fees	144,205
Transfer agent fees and expenses	111,802
Dividends	73,808
Professional fees	44,665
12b-1 Distribution and shareholder servicing fees	23,137
Trustees' deferred compensation fees	21,574
Affiliated fund administration fees payable	1,609
Custodian fees	1,415
Trustees' fees and expenses	262
Accrued expenses and other payables	198,065
Total Liabilities	10,469,548
Commitments and contingent liabilities (Note 4)
Net Assets	$732,993,364
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Short Duration Flexible Bond Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$814,945,116
Total distributable earnings (loss)	(81,951,752)
Total Net Assets	$732,993,364
Net Assets - Class A Shares	$72,038,428
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,791,316
Net Asset Value Per Share(2)	$2.91
Maximum Offering Price Per Share(3)	$2.98
Net Assets - Class C Shares	$8,444,388
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,911,312
Net Asset Value Per Share(2)	$2.90
Net Assets - Class D Shares	$157,693,798
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	54,231,315
Net Asset Value Per Share	$2.91
Net Assets - Class I Shares	$318,595,852
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	109,711,086
Net Asset Value Per Share	$2.90
Net Assets - Class N Shares	$10,785,752
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,735,716
Net Asset Value Per Share	$2.89
Net Assets - Class S Shares	$343,128
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	118,248
Net Asset Value Per Share	$2.90
Net Assets - Class T Shares	$165,092,018
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	56,763,553
Net Asset Value Per Share	$2.91

(1)	Includes $1,501,900 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/97.50 of net asset value.
See Notes to Financial Statements.
18 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Interest	$17,969,133
Dividends from affiliates	512,473
Affiliated securities lending income, net	4,036
Unaffiliated securities lending income, net	1,018
Other income	55,983
Total Investment Income	18,542,643
Expenses:
Advisory fees	1,606,986
12b-1 Distribution and shareholder servicing fees:
Class A Shares	65,967
Class C Shares	41,125
Class S Shares	435
Transfer agent administrative fees and expenses:
Class D Shares	84,058
Class S Shares	436
Class T Shares	217,841
Transfer agent networking and omnibus fees:
Class A Shares	10,743
Class C Shares	2,930
Class I Shares	232,998
Other transfer agent fees and expenses:
Class A Shares	1,529
Class C Shares	232
Class D Shares	13,101
Class I Shares	5,478
Class N Shares	302
Class S Shares	13
Class T Shares	1,272
Non-affiliated fund administration fees	66,509
Shareholder reports expense	65,953
Registration fees	55,172
Professional fees	35,264
Affiliated fund administration fees	12,573
Trustees' fees and expenses	6,568
Custodian fees	5,699
Other expenses	80,708
Total Expenses	2,613,892
Less: Excess Expense Reimbursement and Waivers	(652,462)
Net Expenses	1,961,430
Net Investment Income/(Loss)	16,581,213
Net Realized Gain/(Loss) on Investments:
Investments	1,484,078
Investments in affiliates	(1,233)
Futures contracts	(600,372)
Swap contracts	(49,156)
Total Net Realized Gain/(Loss) on Investments	833,317
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	1,056,425
Investments in affiliates	1,310
Futures contracts	376,447
Swap contracts	(21,166)
Total Change in Unrealized Net Appreciation/Depreciation	1,413,016
Net Increase/(Decrease) in Net Assets Resulting from Operations	$18,827,546
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Short Duration Flexible Bond Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$16,581,213	$35,133,667
Net realized gain/(loss) on investments	833,317	3,159,710
Change in unrealized net appreciation/depreciation	1,413,016	8,264,106
Net Increase/(Decrease) in Net Assets Resulting from Operations	18,827,546	46,557,483
Dividends and Distributions to Shareholders:
Class A Shares	(1,154,121)	(1,617,533)
Class C Shares	(162,760)	(363,697)
Class D Shares	(3,584,233)	(7,311,185)
Class I Shares	(7,571,279)	(16,507,093)
Class N Shares	(251,134)	(562,869)
Class S Shares	(7,325)	(15,422)
Class T Shares	(3,882,964)	(9,112,455)
Net Decrease from Dividends and Distributions to Shareholders	(16,613,816)	(35,490,254)
Capital Share Transactions:
Class A Shares	37,567,960	(303,447)
Class C Shares	(842,959)	(16,559)
Class D Shares	3,256,155	10,319,556
Class I Shares	(16,575,140)	11,827,258
Class N Shares	334,682	(1,390,219)
Class S Shares	102	8,174
Class T Shares	(15,068,603)	(18,382,074)
Net Increase/(Decrease) from Capital Share Transactions	8,672,197	2,062,689
Net Increase/(Decrease) in Net Assets	10,885,927	13,129,918
Net Assets:
Beginning of period	722,107,437	708,977,519
End of period	$732,993,364	$722,107,437
See Notes to Financial Statements.
20 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.90	$2.85	$2.81	$2.85	$3.08	$3.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.14	0.13	0.08	0.03	0.05
Net realized and unrealized gain/(loss)	0.01	0.05	0.04	(0.04)	(0.22)	0.02
Total from Investment Operations	0.07	0.19	0.17	0.04	(0.19)	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.14)	(0.13)	(0.08)	(0.04)	(0.05)
Total Dividends and Distributions	(0.06)	(0.14)	(0.13)	(0.08)	(0.04)	(0.05)
Net Asset Value, End of Period	$2.91	$2.90	$2.85	$2.81	$2.85	$3.08
Total Return*	2.60%	6.73%	6.16%	1.39%	(6.28)%	2.30%
Net Assets, End of Period (in thousands)	$72,038	$34,309	$34,090	$45,842	$66,254	$77,673
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.85%	0.81%	0.83%	0.78%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.70%	0.70%	0.70%	0.71%	0.74%
Ratio of Net Investment Income/(Loss)	4.42%	4.75%	4.49%	2.68%	1.06%	1.51%
Portfolio Turnover Rate(2)	58%	167%	105%	118%	94%	112%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.89	$2.85	$2.80	$2.84	$3.08	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.12	0.11	0.06	0.01	0.03
Net realized and unrealized gain/(loss)	0.01	0.04	0.05	(0.04)	(0.23)	0.03
Total from Investment Operations	0.06	0.16	0.16	0.02	(0.22)	0.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.12)	(0.11)	(0.06)	(0.02)	(0.03)
Total Dividends and Distributions	(0.05)	(0.12)	(0.11)	(0.06)	(0.02)	(0.03)
Net Asset Value, End of Period	$2.90	$2.89	$2.85	$2.80	$2.84	$3.08
Total Return*	2.24%	5.60%	5.79%	0.75%	(7.27)%	2.04%
Net Assets, End of Period (in thousands)	$8,444	$9,260	$9,135	$12,886	$16,947	$23,656
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.57%	1.60%	1.55%	1.48%	1.51%	1.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.39%	1.43%	1.41%	1.33%	1.42%	1.32%
Ratio of Net Investment Income/(Loss)	3.71%	4.02%	3.79%	2.08%	0.34%	0.93%
Portfolio Turnover Rate(2)	58%	167%	105%	118%	94%	112%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
22 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.90	$2.85	$2.81	$2.85	$3.08	$3.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.14	0.13	0.08	0.04	0.05
Net realized and unrealized gain/(loss)	0.01	0.05	0.04	(0.04)	(0.23)	0.03
Total from Investment Operations	0.08	0.19	0.17	0.04	(0.19)	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.14)	(0.13)	(0.08)	(0.04)	(0.06)
Total Dividends and Distributions	(0.07)	(0.14)	(0.13)	(0.08)	(0.04)	(0.06)
Net Asset Value, End of Period	$2.91	$2.90	$2.85	$2.81	$2.85	$3.08
Total Return*	2.69%	6.93%	6.35%	1.56%	(6.12)%	2.47%
Net Assets, End of Period (in thousands)	$157,694	$153,959	$141,411	$146,435	$172,562	$207,596
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.67%	0.66%	0.67%	0.63%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	0.52%	0.52%	0.53%	0.54%	0.57%
Ratio of Net Investment Income/(Loss)	4.59%	4.93%	4.71%	2.88%	1.23%	1.68%
Portfolio Turnover Rate(2)	58%	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.89	$2.85	$2.81	$2.85	$3.08	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.14	0.13	0.08	0.04	0.05
Net realized and unrealized gain/(loss)	0.01	0.05	0.05	(0.03)	(0.23)	0.04
Total from Investment Operations	0.08	0.19	0.18	0.05	(0.19)	0.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.15)	(0.14)	(0.09)	(0.04)	(0.06)
Total Dividends and Distributions	(0.07)	(0.15)	(0.14)	(0.09)	(0.04)	(0.06)
Net Asset Value, End of Period	$2.90	$2.89	$2.85	$2.81	$2.85	$3.08
Total Return*	2.73%	6.63%	6.42%	1.63%	(6.08)%	2.82%
Net Assets, End of Period (in thousands)	$318,596	$334,190	$317,302	$368,402	$442,881	$421,533
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.68%	0.65%	0.66%	0.61%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.46%	0.45%	0.45%	0.46%	0.49%	0.56%
Ratio of Net Investment Income/(Loss)	4.65%	4.99%	4.76%	2.94%	1.28%	1.69%
Portfolio Turnover Rate(2)	58%	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.88	$2.83	$2.79	$2.84	$3.07	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.14	0.14	0.08	0.04	0.06
Net realized and unrealized gain/(loss)	0.01	0.06	0.04	(0.04)	(0.22)	0.02
Total from Investment Operations	0.08	0.20	0.18	0.04	(0.18)	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.15)	(0.14)	(0.09)	(0.05)	(0.06)
Total Dividends and Distributions	(0.07)	(0.15)	(0.14)	(0.09)	(0.05)	(0.06)
Net Asset Value, End of Period	$2.89	$2.88	$2.83	$2.79	$2.84	$3.07
Total Return*	2.76%	7.07%	6.49%	1.33%	(6.03)%	2.61%
Net Assets, End of Period (in thousands)	$10,786	$10,421	$11,647	$25,912	$45,088	$15,816
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.56%	0.56%	0.52%	0.53%	0.50%	0.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.40%	0.39%	0.39%	0.40%	0.41%	0.44%
Ratio of Net Investment Income/(Loss)	4.71%	5.06%	4.78%	2.83%	1.39%	1.80%
Portfolio Turnover Rate(2)	58%	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.89	$2.85	$2.80	$2.85	$3.07	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.13	0.12	0.07	0.03	0.04
Net realized and unrealized gain/(loss)	0.01	0.04	0.05	(0.05)	(0.22)	0.02
Total from Investment Operations	0.07	0.17	0.17	0.02	(0.19)	0.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.13)	(0.12)	(0.07)	(0.03)	(0.04)
Total Dividends and Distributions	(0.06)	(0.13)	(0.12)	(0.07)	(0.03)	(0.04)
Net Asset Value, End of Period	$2.90	$2.89	$2.85	$2.80	$2.85	$3.07
Total Return*	2.50%	6.18%	6.35%	0.84%	(6.16)%	2.12%
Net Assets, End of Period (in thousands)	$343	$342	$329	$381	$371	$660
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.91%	1.93%	1.86%	1.82%	1.46%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.88%	0.88%	0.88%	0.90%	0.92%
Ratio of Net Investment Income/(Loss)	4.22%	4.56%	4.33%	2.55%	0.87%	1.32%
Portfolio Turnover Rate(2)	58%	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
26 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.90	$2.85	$2.81	$2.85	$3.08	$3.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.14	0.13	0.08	0.03	0.05
Net realized and unrealized gain/(loss)	0.01	0.05	0.04	(0.04)	(0.22)	0.02
Total from Investment Operations	0.08	0.19	0.17	0.04	(0.19)	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.14)	(0.13)	(0.08)	(0.04)	(0.05)
Total Dividends and Distributions	(0.07)	(0.14)	(0.13)	(0.08)	(0.04)	(0.05)
Net Asset Value, End of Period	$2.91	$2.90	$2.85	$2.81	$2.85	$3.08
Total Return*	2.63%	6.81%	6.23%	1.45%	(6.23)%	2.36%
Net Assets, End of Period (in thousands)	$165,092	$179,626	$195,063	$231,314	$294,579	$403,560
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.78%	0.75%	0.77%	0.73%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.63%	0.63%	0.64%	0.65%	0.69%
Ratio of Net Investment Income/(Loss)	4.47%	4.82%	4.58%	2.75%	1.10%	1.56%
Portfolio Turnover Rate(2)	58%	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks as high a level of current income as is consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
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Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.
Janus Investment Fund | 33

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in
34 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of December 31, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac
Janus Investment Fund | 35

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
36 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Janus Investment Fund | 37

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” and “Unaffiliated securities lending income, net" on the Statement of Operations. As of December 31, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,501,900. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2025 is $1,548,750, resulting in the net amount due to the counterparty of $46,850.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of
38 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
instrument, see  the Fund's Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.44% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.39%. In addition, the Adviser shall reimburse or waive administrative services fees, networking/omnibus fees and out-of-pocket transfer agency costs payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class' average daily net assets. The Adviser has agreed to continue the waivers for at least one-year commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses,
Janus Investment Fund | 39

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 2.50% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $768.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class C
Shares paid CDSCs of $293.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
40 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
Trustees under the Deferred Plan during the period ended December 31, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(45,675,352)	$(38,901,796)	$(84,577,148)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$734,641,763	$4,641,484	$(3,179,625)	$1,461,859
Information on the tax components of derivatives as of December 31, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(815,470)	$349,734	$(223,018)	$126,716
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Janus Investment Fund | 41

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
6. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	14,091,072	$40,893,105	2,500,405	$7,208,503
Reinvested dividends and distributions	337,909	980,727	424,090	1,224,068
Shares repurchased	(1,483,602)	(4,305,872)	(3,033,129)	(8,736,018)
Net Increase/(Decrease)	12,945,379	$37,567,960	(108,634)	$(303,447)
Class C Shares:
Shares sold	345,503	$1,001,203	1,788,416	$5,143,149
Reinvested dividends and distributions	55,554	160,907	124,691	359,292
Shares repurchased	(692,511)	(2,005,069)	(1,919,281)	(5,519,000)
Net Increase/(Decrease)	(291,454)	$(842,959)	(6,174)	$(16,559)
Class D Shares:
Shares sold	4,795,254	$13,926,125	12,143,731	$35,037,303
Reinvested dividends and distributions	1,189,005	3,449,917	2,431,712	7,025,082
Shares repurchased	(4,865,564)	(14,119,887)	(11,011,556)	(31,742,829)
Net Increase/(Decrease)	1,118,695	$3,256,155	3,563,887	$10,319,556
Class I Shares:
Shares sold	9,877,605	$28,628,188	31,850,345	$91,716,031
Reinvested dividends and distributions	2,548,247	7,381,137	5,539,720	15,985,341
Shares repurchased	(18,152,686)	(52,584,465)	(33,267,917)	(95,874,114)
Net Increase/(Decrease)	(5,726,834)	$(16,575,140)	4,122,148	$11,827,258
Class N Shares:
Shares sold	475,207	$1,371,301	836,458	$2,396,951
Reinvested dividends and distributions	86,277	248,610	195,044	559,352
Shares repurchased	(446,539)	(1,285,229)	(1,520,567)	(4,346,522)
Net Increase/(Decrease)	114,945	$334,682	(489,065)	$(1,390,219)
Class S Shares:
Shares sold	813	$2,355	2,643	$7,607
Reinvested dividends and distributions	2,529	7,325	5,352	15,422
Shares repurchased	(3,303)	(9,578)	(5,166)	(14,855)
Net Increase/(Decrease)	39	$102	2,829	$8,174
Class T Shares:
Shares sold	1,227,432	$3,563,128	2,403,948	$6,934,313
Reinvested dividends and distributions	1,324,145	3,846,181	3,119,346	9,011,492
Shares repurchased	(7,743,011)	(22,477,912)	(11,899,516)	(34,327,879)
Net Increase/(Decrease)	(5,191,434)	$(15,068,603)	(6,376,222)	$(18,382,074)
7. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$186,274,928	$200,406,811	$235,932,963	$205,710,140
8. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
42 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements (unaudited)
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:
Effective January 2, 2026, the Fund's advisory fee reduced to 0.25%, and the Fund’s contractual limit on total annual operating expense changed from 0.39% to 0.32%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses. In addition, the Adviser shall reimburse or waive out of pocket transfer agency/shareholder serving costs, including, networking/omnibus/shareholder serving fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets. The contractual waivers will remain in effect for a least one-year period commencing on January 2, 2026.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
52 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
Janus Investment Fund | 53

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
54 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes
Janus Investment Fund | 55

Janus Henderson Short Duration Flexible Bond Fund
Notes
56 | December 31, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes
Janus Investment Fund | 57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93030 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Small Cap Value Fund
Janus Investment Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.2%
Aerospace & Defense – 1.2%
AAR Corp*	171,084	$14,164,044
Automobiles – 1.0%
Thor Industries Inc	111,836	11,482,202
Banks – 18.9%
Ameris Bancorp	226,441	16,817,773
Business First Bancshares Inc	735,269	19,219,932
Columbia Banking System Inc	483,677	13,518,772
Community Trust Bancorp Inc	82,864	4,681,816
FB Financial Corp	416,984	23,267,707
First Busey Corp	976,828	23,238,738
Fulton Financial Corp	1,377,980	26,636,353
Nicolet Bankshares Inc	95,085	11,533,811
OFG Bancorp	572,504	23,461,214
Sierra Bancorp	259,008	8,464,381
Towne Bank/Portsmouth VA	676,181	22,564,160
Wintrust Financial Corp	207,068	28,952,248
		222,356,905
Beverages – 1.6%
Coca-Cola Consolidated Inc	124,216	19,042,313
Biotechnology – 1.2%
Dyne Therapeutics Inc*	117,004	2,288,598
IDEAYA Biosciences Inc*	80,194	2,772,307
Praxis Precision Medicines Inc*	20,701	6,101,413
Vaxcyte Inc*	73,323	3,383,123
		14,545,441
Building Products – 1.1%
Janus International Group Inc*	1,980,913	12,955,171
Capital Markets – 4.4%
Lazard Inc	357,025	17,337,134
Piper Jaffray Cos	43,889	14,909,532
WisdomTree Investments Inc	1,636,475	19,948,630
		52,195,296
Chemicals – 2.6%
Innospec Inc	140,465	10,751,191
Quaker Chemical Corp	142,636	19,585,349
		30,336,540
Commercial Services & Supplies – 1.9%
Boyd Group Services Inc	95,285	15,179,364
Healthcare Services Group Inc*	384,661	7,354,719
		22,534,083
Construction Materials – 0.8%
Eagle Materials Inc	43,964	9,086,480
Electrical Equipment – 0.7%
Thermon Group Holdings Inc*	236,216	8,777,787
Electronic Equipment, Instruments & Components – 4.3%
Fabrinet*	28,290	12,879,871
Littelfuse Inc	44,797	11,330,057
Napco Security Technologies Inc	235,861	9,835,404
Vontier Corp	448,812	16,686,830
		50,732,162
Equity Real Estate Investment Trusts (REITs) – 1.6%
Broadstone Net Lease Inc	1,107,989	19,245,769
Food & Staples Retailing – 2.2%
Casey's General Stores Inc	25,109	13,877,995
Ingles Markets Inc	184,065	12,617,656
		26,495,651
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Food Products – 1.1%
Cal-Maine Foods Inc	72,795	$5,792,298
John B Sanfilippo & Son Inc	107,376	7,580,746
		13,373,044
Gas Utilities – 2.2%
Chesapeake Utilities Corp	211,637	26,403,832
Health Care Equipment & Supplies – 5.5%
Carlsmed Inc*	343,579	4,243,201
Enovis Corp*	414,558	11,043,825
Envista Holdings Corp*	399,388	8,670,713
Glaukos Corp*	16,515	1,864,709
Globus Medical Inc*	122,496	10,695,126
ICU Medical Inc*	65,645	9,365,572
InMode Ltd*	887,471	13,036,949
Tactile Systems Technology Inc*	189,734	5,502,286
		64,422,381
Household Durables – 1.5%
M/I Homes Inc*	81,709	10,454,667
Meritage Homes Corp	103,240	6,793,192
		17,247,859
Industrial Real Estate Investment Trusts (REITs) – 1.6%
STAG Industrial Inc	509,911	18,744,328
Insurance – 6.1%
Axis Capital Holdings Ltd	265,974	28,483,156
Hanover Insurance Group Inc	100,735	18,411,336
ProAssurance Corp*	485,210	11,722,673
Selective Insurance Group Inc	158,572	13,267,719
		71,884,884
Leisure Products – 2.2%
Malibu Boats Inc*	429,086	12,104,516
YETI Holdings Inc*	315,482	13,934,840
		26,039,356
Life Sciences Tools & Services – 0.8%
Mesa Laboratories Inc	116,631	9,155,534
Machinery – 3.3%
Atmus Filtration Technologies Inc	394,208	20,463,337
Helios Technologies Inc	335,600	17,951,244
		38,414,581
Marine – 2.0%
Kirby Corp*	208,773	23,002,609
Metals & Mining – 2.2%
Commercial Metals Co	380,118	26,311,768
Multi-Utilities – 2.3%
Black Hills Corp	386,388	26,823,055
Oil, Gas & Consumable Fuels – 6.2%
Gulfport Energy Corp*	106,000	22,046,940
HF Sinclair Corp	227,874	10,500,434
Magnolia Oil & Gas Corp	918,201	20,099,420
Oasis Petroleum Inc	222,814	20,654,858
		73,301,652
Pharmaceuticals – 0.2%
Ligand Pharmaceuticals Inc*	13,325	2,519,358
Real Estate Management & Development – 1.8%
Cushman & Wakefield Ltd*	1,273,609	20,619,730
Retail Real Estate Investment Trusts (REITs) – 2.9%
Curbline Properties Corp	568,085	13,185,253
Phillips Edison & Co Inc	594,636	21,151,202
		34,336,455
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 1.8%
Rambus Inc*	86,465	$7,945,269
Tower Semiconductor Ltd*	108,900	12,787,038
		20,732,307
Software – 1.8%
ACI Worldwide Inc*	144,856	6,925,566
nCino Inc*	563,144	14,439,012
		21,364,578
Specialized Real Estate Investment Trusts (REITs) – 1.0%
SmartStop Self Storage	398,468	12,328,600
Specialty Retail – 2.0%
Academy Sports & Outdoors Inc	215,093	10,746,046
Boot Barn Holdings Inc*	75,230	13,275,838
		24,021,884
Textiles, Apparel & Luxury Goods – 1.5%
Steven Madden Ltd	410,627	17,098,508
Trading Companies & Distributors – 4.7%
GATX Corp	128,152	21,734,579
MSC Industrial Direct Co Inc	106,768	8,979,189
Rush Enterprises Inc	365,908	19,737,077
Titan Machinery Inc*	302,419	4,548,382
		54,999,227
Total Common Stocks (cost $865,530,499)		1,157,095,374
Repurchase Agreements – 2.0%
ING Financial Markets LLC, Joint repurchase agreement, 3.7800%, dated 12/31/25, maturing 1/2/26 to be repurchased at $10,402,184 collateralized by $10,411,039 in U.S. Treasuries 1.8750% - 4.1250%, 10/15/28 - 7/15/35 with a value of $10,610,233	$10,400,000	10,400,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 3.6800%, dated 12/31/25, maturing 1/2/26 to be repurchased at $13,002,658 collateralized by $13,109,759 in U.S. Treasuries 2.7500% - 6.3750%, 4/30/27 - 8/15/33 with a value of $13,262,720	13,000,000	13,000,000
Total Repurchase Agreements (cost $23,400,000)		23,400,000
Total Investments (total cost $888,930,499) – 100.2%		1,180,495,374
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,843,431)
Net Assets – 100%		$1,178,651,943

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,139,492,023	96.5%
Israel	25,823,987	2.2
Canada	15,179,364	1.3
Total	$1,180,495,374	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Small Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$10,400,000	$—	$(10,400,000)	$—
Royal Bank of Canada, NY Branch	13,000,000	—	(13,000,000)	—
Total	$23,400,000	$—	$(23,400,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | December 31, 2025

Janus Henderson Small Cap Value Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$7,354,719	$15,179,364	$-
All Other	1,134,561,291	-	-
Repurchase Agreements	-	23,400,000	-
Total Assets	$1,141,916,010	$38,579,364	$-
Janus Investment Fund | 5

Janus Henderson Small Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Investments, at value (cost $865,530,499)	$1,157,095,374
Repurchase agreements, at value (cost $23,400,000)	23,400,000
Trustees' deferred compensation	34,868
Receivables:
Investments sold	11,488,350
Dividends	1,589,975
Fund shares sold	392,202
Interest	4,842
Other assets	43,776
Total Assets	1,194,049,387
Liabilities:
Due to custodian	11,450,886
Payables:
Fund shares repurchased	3,000,480
Advisory fees	525,153
Transfer agent fees and expenses	136,497
Professional fees	51,820
12b-1 Distribution and shareholder servicing fees	35,585
Trustees' deferred compensation fees	34,868
Affiliated fund administration fees payable	2,679
Custodian fees	1,492
Trustees' fees and expenses	496
Accrued expenses and other payables	157,488
Total Liabilities	15,397,444
Commitments and contingent liabilities (Note 3)
Net Assets	$1,178,651,943
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Small Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$810,644,762
Total distributable earnings (loss)	368,007,181
Total Net Assets	$1,178,651,943
Net Assets - Class A Shares	$20,705,234
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	873,600
Net Asset Value Per Share(1)	$23.70
Maximum Offering Price Per Share(2)	$25.15
Net Assets - Class C Shares	$7,105,285
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	333,948
Net Asset Value Per Share(1)	$21.28
Net Assets - Class D Shares	$87,163,789
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,738,756
Net Asset Value Per Share	$23.31
Net Assets - Class I Shares	$289,432,323
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,298,999
Net Asset Value Per Share	$23.53
Net Assets - Class L Shares	$79,394,966
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,254,906
Net Asset Value Per Share	$24.39
Net Assets - Class N Shares	$395,790,527
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,914,649
Net Asset Value Per Share	$23.40
Net Assets - Class R Shares	$44,825,664
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,988,736
Net Asset Value Per Share	$22.54
Net Assets - Class S Shares	$19,867,128
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	857,266
Net Asset Value Per Share	$23.17
Net Assets - Class T Shares	$234,367,027
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,990,003
Net Asset Value Per Share	$23.46

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Small Cap Value Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Dividends	$10,787,016
Interest	523,496
Other income	2,975
Foreign tax withheld	(63,545)
Total Investment Income	11,249,942
Expenses:
Advisory fees	3,673,603
12b-1 Distribution and shareholder servicing fees:
Class A Shares	27,356
Class C Shares	35,677
Class R Shares	111,014
Class S Shares	27,468
Transfer agent administrative fees and expenses:
Class D Shares	47,286
Class L Shares	93,923
Class R Shares	55,495
Class S Shares	27,508
Class T Shares	298,495
Transfer agent networking and omnibus fees:
Class A Shares	20,981
Class C Shares	3,519
Class I Shares	230,541
Other transfer agent fees and expenses:
Class A Shares	636
Class C Shares	189
Class D Shares	7,527
Class I Shares	4,187
Class L Shares	629
Class N Shares	10,613
Class R Shares	262
Class S Shares	195
Class T Shares	1,123
Registration fees	93,106
Shareholder reports expense	53,071
Professional fees	32,314
Affiliated fund administration fees	21,607
Trustees' fees and expenses	10,658
Custodian fees	5,447
Other expenses	83,045
Total Expenses	4,977,475
Less: Excess Expense Reimbursement and Waivers	(100,544)
Net Expenses	4,876,931
Net Investment Income/(Loss)	6,373,011
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	111,933,567
Total Net Realized Gain/(Loss) on Investments	111,933,567
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	24,185,952
Total Change in Unrealized Net Appreciation/Depreciation	24,185,952
Net Increase/(Decrease) in Net Assets Resulting from Operations	$142,492,530
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Small Cap Value Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$6,373,011	$6,401,486
Net realized gain/(loss) on investments	111,933,567	380,012,700
Change in unrealized net appreciation/depreciation	24,185,952	(328,512,482)
Net Increase/(Decrease) in Net Assets Resulting from Operations	142,492,530	57,901,704
Dividends and Distributions to Shareholders:
Class A Shares	(767,594)	(2,498,677)
Class C Shares	(275,217)	(1,469,172)
Class D Shares	(3,493,440)	(9,786,335)
Class I Shares	(11,294,465)	(40,392,160)
Class L Shares	(3,178,218)	(12,666,291)
Class N Shares	(17,334,007)	(47,991,740)
Class R Shares	(1,605,334)	(4,392,200)
Class S Shares	(715,357)	(2,668,006)
Class T Shares	(9,076,302)	(28,212,096)
Net Decrease from Dividends and Distributions to Shareholders	(47,739,934)	(150,076,677)
Capital Share Transactions:
Class A Shares	(2,008,306)	(2,060,642)
Class C Shares	(2,690,771)	(4,260,875)
Class D Shares	(3,345,159)	486,858
Class I Shares	(50,847,628)	(1,056,634,703)
Class L Shares	(24,870,471)	28,979,622
Class N Shares	(38,699,377)	(15,117,587)
Class R Shares	41,536	4,223,347
Class S Shares	(2,825,053)	(2,261,641)
Class T Shares	(14,471,399)	(28,553,335)
Net Increase/(Decrease) from Capital Share Transactions	(139,716,628)	(1,075,198,956)
Net Increase/(Decrease) in Net Assets	(44,964,032)	(1,167,373,929)
Net Assets:
Beginning of period	1,223,615,975	2,390,989,904
End of period	$1,178,651,943	$1,223,615,975
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Small Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.92	$24.52	$22.89	$21.24	$24.95	$17.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.03	0.12	0.16	0.04	0.13
Net realized and unrealized gain/(loss)	2.57	(0.10)	2.65	2.44	(3.32)	7.40
Total from Investment Operations	2.66	(0.07)	2.77	2.60	(3.28)	7.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.29)	(0.10)	—	(0.17)	(0.17)
Distributions (from capital gains)	(0.84)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(0.88)	(2.53)	(1.14)	(0.95)	(0.43)	(0.17)
Net Asset Value, End of Period	$23.70	$21.92	$24.52	$22.89	$21.24	$24.95
Total Return*	12.09%	(1.37)%	12.57%	12.39%	(13.44)%	42.99%
Net Assets, End of Period (in thousands)	$20,705	$21,011	$25,690	$27,930	$29,651	$69,385
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.10%	1.46%	1.36%	1.11%	1.77%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.44%	1.22%	0.91%	1.05%	1.11%
Ratio of Net Investment Income/(Loss)	0.72%	0.14%	0.50%	0.73%	0.18%	0.59%
Portfolio Turnover Rate	14%	37%	36%	44%	44%	53%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Small Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.78	$22.39	$21.01	$19.71	$23.27	$16.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	(0.09)	(0.01)	— (2)	(0.10)	(0.01)
Net realized and unrealized gain/(loss)	2.33	(0.08)	2.43	2.25	(3.10)	6.91
Total from Investment Operations	2.34	(0.17)	2.42	2.25	(3.20)	6.90
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.20)	—	—	(0.10)	(0.04)
Distributions (from capital gains)	(0.84)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(0.84)	(2.44)	(1.04)	(0.95)	(0.36)	(0.04)
Net Asset Value, End of Period	$21.28	$19.78	$22.39	$21.01	$19.71	$23.27
Total Return*	11.80%	(1.94)%	11.96%	11.56%	(14.02)%	42.07%
Net Assets, End of Period (in thousands)	$7,105	$9,147	$15,075	$17,032	$17,440	$22,889
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	2.02%	1.80%	1.65%	1.69%	1.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.66%	2.02%	1.80%	1.65%	1.69%	1.77%
Ratio of Net Investment Income/(Loss)	0.13%	(0.41)%	(0.06)%	(0.01)%	(0.45)%	(0.06)%
Portfolio Turnover Rate	14%	37%	36%	44%	44%	53%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Small Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.62	$24.17	$22.61	$21.08	$24.75	$17.44
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.11	0.19	0.21	0.12	0.18
Net realized and unrealized gain/(loss)	2.54	(0.09)	2.62	2.41	(3.32)	7.35
Total from Investment Operations	2.66	0.02	2.81	2.62	(3.20)	7.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.33)	(0.21)	(0.14)	(0.21)	(0.22)
Distributions (from capital gains)	(0.84)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(0.97)	(2.57)	(1.25)	(1.09)	(0.47)	(0.22)
Net Asset Value, End of Period	$23.31	$21.62	$24.17	$22.61	$21.08	$24.75
Total Return*	12.25%	(1.04)%	12.96%	12.63%	(13.24)%	43.43%
Net Assets, End of Period (in thousands)	$87,164	$84,003	$94,218	$89,434	$86,052	$107,471
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	1.12%	0.90%	0.72%	0.75%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	1.12%	0.90%	0.72%	0.75%	0.84%
Ratio of Net Investment Income/(Loss)	1.05%	0.46%	0.83%	0.92%	0.49%	0.84%
Portfolio Turnover Rate	14%	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Small Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.80	$24.31	$22.73	$21.18	$24.86	$17.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.09	0.20	0.21	0.12	0.19
Net realized and unrealized gain/(loss)	2.55	(0.08)	2.63	2.43	(3.33)	7.37
Total from Investment Operations	2.67	0.01	2.83	2.64	(3.21)	7.56
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.28)	(0.21)	(0.14)	(0.21)	(0.23)
Distributions (from capital gains)	(0.84)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(0.94)	(2.52)	(1.25)	(1.09)	(0.47)	(0.23)
Net Asset Value, End of Period	$23.53	$21.80	$24.31	$22.73	$21.18	$24.86
Total Return*	12.23%	(1.05)%	12.96%	12.65%	(13.21)%	43.36%
Net Assets, End of Period (in thousands)	$289,432	$316,403	$1,343,912	$1,372,677	$1,436,933	$2,121,333
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	1.12%	0.90%	0.73%	0.74%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	1.11%	0.89%	0.72%	0.74%	0.81%
Ratio of Net Investment Income/(Loss)	1.02%	0.38%	0.84%	0.92%	0.50%	0.87%
Portfolio Turnover Rate	14%	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Small Cap Value Fund
Financial Highlights

Class L Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.59	$25.14	$23.49	$21.86	$25.62	$18.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.15	0.23	0.25	0.16	0.22
Net realized and unrealized gain/(loss)	2.65	(0.11)	2.72	2.51	(3.43)	7.60
Total from Investment Operations	2.79	0.04	2.95	2.76	(3.27)	7.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.35)	(0.26)	(0.18)	(0.23)	(0.25)
Distributions (from capital gains)	(0.84)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(0.99)	(2.59)	(1.30)	(1.13)	(0.49)	(0.25)
Net Asset Value, End of Period	$24.39	$22.59	$25.14	$23.49	$21.86	$25.62
Total Return*	12.34%	(0.93)%	13.10%	12.80%	(13.07)%	43.60%
Net Assets, End of Period (in thousands)	$79,395	$96,634	$85,472	$81,633	$90,492	$120,351
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.85%	1.18%	0.94%	0.77%	0.81%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.99%	0.75%	0.58%	0.62%	0.69%
Ratio of Net Investment Income/(Loss)	1.14%	0.61%	0.97%	1.06%	0.63%	1.00%
Portfolio Turnover Rate	14%	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson Small Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.71	$24.25	$22.70	$21.16	$24.82	$17.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.14	0.23	0.24	0.16	0.22
Net realized and unrealized gain/(loss)	2.55	(0.09)	2.62	2.43	(3.33)	7.36
Total from Investment Operations	2.69	0.05	2.85	2.67	(3.17)	7.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.35)	(0.26)	(0.18)	(0.23)	(0.26)
Distributions (from capital gains)	(0.84)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(1.00)	(2.59)	(1.30)	(1.13)	(0.49)	(0.26)
Net Asset Value, End of Period	$23.40	$21.71	$24.25	$22.70	$21.16	$24.82
Total Return*	12.36%	(0.92)%	13.12%	12.81%	(13.09)%	43.57%
Net Assets, End of Period (in thousands)	$395,791	$403,107	$468,911	$525,231	$586,927	$922,073
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.64%	0.98%	0.73%	0.57%	0.60%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.98%	0.73%	0.57%	0.60%	0.67%
Ratio of Net Investment Income/(Loss)	1.18%	0.59%	1.00%	1.07%	0.65%	1.01%
Portfolio Turnover Rate	14%	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Small Cap Value Fund
Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.88	$23.50	$21.94	$20.47	$24.12	$17.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	(0.04)	0.05	0.07	(0.03)	0.05
Net realized and unrealized gain/(loss)	2.45	(0.09)	2.55	2.35	(3.22)	7.16
Total from Investment Operations	2.50	(0.13)	2.60	2.42	(3.25)	7.21
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.25)	—	—	(0.14)	(0.12)
Distributions (from capital gains)	(0.84)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(0.84)	(2.49)	(1.04)	(0.95)	(0.40)	(0.12)
Net Asset Value, End of Period	$22.54	$20.88	$23.50	$21.94	$20.47	$24.12
Total Return*	11.94%	(1.68)%	12.28%	11.97%	(13.73)%	42.49%
Net Assets, End of Period (in thousands)	$44,826	$41,505	$42,209	$42,027	$44,592	$48,908
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.40%	1.73%	1.49%	1.33%	1.36%	1.42%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.73%	1.49%	1.33%	1.36%	1.42%
Ratio of Net Investment Income/(Loss)	0.43%	(0.17)%	0.24%	0.32%	(0.11)%	0.25%
Portfolio Turnover Rate	14%	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | December 31, 2025

Janus Henderson Small Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.43	$24.03	$22.45	$20.91	$24.57	$17.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.03	0.11	0.12	0.03	0.11
Net realized and unrealized gain/(loss)	2.51	(0.11)	2.61	2.40	(3.28)	7.29
Total from Investment Operations	2.59	(0.08)	2.72	2.52	(3.25)	7.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.28)	(0.10)	(0.03)	(0.15)	(0.15)
Distributions (from capital gains)	(0.84)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(0.85)	(2.52)	(1.14)	(0.98)	(0.41)	(0.15)
Net Asset Value, End of Period	$23.17	$21.43	$24.03	$22.45	$20.91	$24.57
Total Return*	12.05%	(1.45)%	12.57%	12.22%	(13.49)%	42.91%
Net Assets, End of Period (in thousands)	$19,867	$20,949	$26,322	$27,150	$26,996	$42,715
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.48%	1.25%	1.08%	1.11%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.48%	1.25%	1.08%	1.11%	1.18%
Ratio of Net Investment Income/(Loss)	0.66%	0.11%	0.49%	0.56%	0.14%	0.55%
Portfolio Turnover Rate	14%	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Small Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.73	$24.30	$22.70	$21.14	$24.82	$17.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.09	0.17	0.19	0.10	0.17
Net realized and unrealized gain/(loss)	2.55	(0.11)	2.64	2.42	(3.33)	7.36
Total from Investment Operations	2.66	(0.02)	2.81	2.61	(3.23)	7.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.31)	(0.17)	(0.10)	(0.19)	(0.20)
Distributions (from capital gains)	(0.84)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(0.93)	(2.55)	(1.21)	(1.05)	(0.45)	(0.20)
Net Asset Value, End of Period	$23.46	$21.73	$24.30	$22.70	$21.14	$24.82
Total Return*	12.23%	(1.17)%	12.87%	12.51%	(13.29)%	43.30%
Net Assets, End of Period (in thousands)	$234,367	$230,857	$289,181	$307,982	$386,007	$574,472
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	1.22%	0.98%	0.82%	0.85%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	1.22%	0.98%	0.81%	0.85%	0.92%
Ratio of Net Investment Income/(Loss)	0.94%	0.36%	0.75%	0.82%	0.40%	0.78%
Portfolio Turnover Rate	14%	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | December 31, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment
Janus Investment Fund | 19

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that
20 | December 31, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Janus Investment Fund | 21

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
22 | December 31, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund
Janus Investment Fund | 23

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.72%, and the Fund’s benchmark index used in the calculation is the Russell 2000® Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.59%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on October 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the
24 | December 31, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking
Janus Investment Fund | 25

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $115.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2025, redeeming shareholders of Class C
Shares paid CDSCs of $120.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
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Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$888,725,693	$321,272,085	$(29,502,404)	$291,769,681
5. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	57,161	$1,341,662	212,746	$5,002,278
Reinvested dividends and distributions	28,572	680,866	88,083	2,158,034
Shares repurchased	(170,615)	(4,030,834)	(389,956)	(9,220,954)
Net Increase/(Decrease)	(84,882)	$(2,008,306)	(89,127)	$(2,060,642)
Class C Shares:
Shares sold	4,501	$94,233	17,550	$388,649
Reinvested dividends and distributions	12,732	272,602	65,841	1,460,347
Shares repurchased	(145,698)	(3,057,606)	(294,165)	(6,109,871)
Net Increase/(Decrease)	(128,465)	$(2,690,771)	(210,774)	$(4,260,875)
Class D Shares:
Shares sold	72,713	$1,699,208	280,933	$6,843,184
Reinvested dividends and distributions	144,048	3,376,491	393,614	9,493,974
Shares repurchased	(363,448)	(8,420,858)	(686,501)	(15,850,300)
Net Increase/(Decrease)	(146,687)	$(3,345,159)	(11,954)	$486,858
Class I Shares:
Shares sold	1,048,058	$24,662,617	1,674,463	$39,536,185
Reinvested dividends and distributions	454,687	10,757,899	1,594,754	38,784,425
Shares repurchased	(3,720,402)	(86,268,144)	(44,034,313)	(1,134,955,313)
Net Increase/(Decrease)	(2,217,657)	$(50,847,628)	(40,765,096)	$(1,056,634,703)
Class L Shares:
Shares sold	73,917	$1,808,945	1,850,478	$50,696,220
Reinvested dividends and distributions	105,570	2,588,577	442,290	11,141,295
Shares repurchased	(1,201,738)	(29,267,993)	(1,414,800)	(32,857,893)
Net Increase/(Decrease)	(1,022,251)	$(24,870,471)	877,968	$28,979,622
Class N Shares:
Shares sold	2,167,962	$50,250,032	2,796,412	$65,198,467
Reinvested dividends and distributions	645,521	15,182,659	1,663,928	40,283,694
Shares repurchased	(4,464,112)	(104,132,068)	(5,228,819)	(120,599,748)
Net Increase/(Decrease)	(1,650,629)	$(38,699,377)	(768,479)	$(15,117,587)
Class R Shares:
Shares sold	82,127	$1,840,656	218,917	$4,761,008
Reinvested dividends and distributions	70,806	1,605,178	187,841	4,391,720
Shares repurchased	(151,576)	(3,404,298)	(215,323)	(4,929,381)
Net Increase/(Decrease)	1,357	$41,536	191,435	$4,223,347
Class S Shares:
Shares sold	115,041	$2,624,042	163,590	$3,857,907
Reinvested dividends and distributions	30,681	715,173	111,332	2,667,505
Shares repurchased	(265,827)	(6,164,268)	(393,042)	(8,787,053)
Net Increase/(Decrease)	(120,105)	$(2,825,053)	(118,120)	$(2,261,641)
Class T Shares:
Shares sold	213,895	$5,049,975	712,353	$16,682,289
Reinvested dividends and distributions	374,746	8,840,267	1,134,391	27,520,336
Shares repurchased	(1,220,205)	(28,361,641)	(3,124,786)	(72,755,960)
Net Increase/(Decrease)	(631,564)	$(14,471,399)	(1,278,042)	$(28,553,335)
Janus Investment Fund | 27

Janus Henderson Small Cap Value Fund
Notes to Financial Statements (unaudited)
6. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$165,235,144	$340,820,937	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements
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Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
Janus Investment Fund | 29

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
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Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
32 | December 31, 2025

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Janus Investment Fund | 33

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | December 31, 2025

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | December 31, 2025

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
Janus Investment Fund | 37

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
38 | December 31, 2025

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Small Cap Value Fund
Notes
40 | December 31, 2025

Janus Henderson Small Cap Value Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93034 02-26

SEMIANNUAL FINANCIAL STATEMENTS

December 31, 2025
Janus Henderson Small-Mid Cap Value Fund
Janus Investment Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.2%
Aerospace & Defense – 0.7%
BWX Technologies Inc	2,616	$452,149
Automobiles – 1.1%
Thor Industries Inc	7,632	783,577
Banks – 10.1%
Business First Bancshares Inc	72,001	1,882,106
Fulton Financial Corp	93,475	1,806,872
OFG Bancorp	37,667	1,543,594
Wintrust Financial Corp	12,378	1,730,692
		6,963,264
Building Products – 3.9%
Carlisle Cos Inc	4,116	1,316,544
Janus International Group Inc*	203,474	1,330,720
		2,647,264
Capital Markets – 4.0%
Lazard Inc	25,309	1,229,005
WisdomTree Investments Inc	124,528	1,517,996
		2,747,001
Chemicals – 4.4%
Quaker Chemical Corp	13,992	1,921,241
Solstice Advanced Materials Inc*	23,389	1,136,238
		3,057,479
Commercial Services & Supplies – 1.2%
Boyd Group Inc/The	5,305	845,086
Consumer Finance – 1.9%
Ally Financial Inc	28,917	1,309,651
Containers & Packaging – 2.6%
Ball Corp	34,093	1,805,906
Distributors – 1.8%
LKQ Corp	40,672	1,228,294
Electric Utilities – 2.9%
Alliant Energy Corp	31,027	2,017,065
Electronic Equipment, Instruments & Components – 8.8%
CDW Corp/DE	10,296	1,402,315
Fabrinet*	1,761	801,748
Littelfuse Inc	7,371	1,864,273
Vontier Corp	54,114	2,011,959
		6,080,295
Food & Staples Retailing – 2.3%
Casey's General Stores Inc	2,815	1,555,879
Health Care Equipment & Supplies – 3.9%
Carlsmed Inc*	56,101	692,847
Globus Medical Inc*	7,929	692,281
ICU Medical Inc*	9,267	1,322,123
		2,707,251
Household Durables – 3.1%
Toll Brothers Inc	9,507	1,285,537
TopBuild Corp*	2,071	864,000
		2,149,537
Insurance – 7.6%
Axis Capital Holdings Ltd	19,092	2,044,562
Hartford Financial Services Group Inc	8,659	1,193,210
Selective Insurance Group Inc	24,065	2,013,519
		5,251,291
Life Sciences Tools & Services – 2.7%
ICON PLC*	10,066	1,834,227
Machinery – 5.4%
Helios Technologies Inc	37,573	2,009,780
Lincoln Electric Holdings Inc	7,239	1,734,754
		3,744,534
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Marine – 1.9%
Kirby Corp*	11,989	$1,320,948
Metals & Mining – 1.8%
Commercial Metals Co	18,215	1,260,842
Oil, Gas & Consumable Fuels – 4.8%
Gulfport Energy Corp*	7,907	1,644,577
Magnolia Oil & Gas Corp	75,731	1,657,752
		3,302,329
Professional Services – 2.0%
TransUnion	15,985	1,370,714
Real Estate Management & Development – 1.7%
Cushman & Wakefield Ltd*	72,656	1,176,301
Retail Real Estate Investment Trusts (REITs) – 2.5%
Agree Realty Corp	23,493	1,692,201
Road & Rail – 3.8%
Landstar System Inc	7,869	1,130,775
Saia Inc*	4,535	1,480,768
		2,611,543
Semiconductor & Semiconductor Equipment – 2.8%
Qnity Electronics Inc	14,710	1,201,072
Teradyne Inc	3,747	725,269
		1,926,341
Software – 1.8%
nCino Inc*	49,255	1,262,898
Specialized Real Estate Investment Trusts (REITs) – 2.6%
Lamar Advertising Co	14,267	1,805,917
Specialty Retail – 4.1%
Academy Sports & Outdoors Inc	16,571	827,887
Bath & Body Works Inc	21,619	434,110
Boot Barn Holdings Inc*	1,948	343,764
Burlington Stores Inc*	4,290	1,239,166
		2,844,927
Total Common Stocks (cost $53,033,751)		67,754,711
Repurchase Agreements – 1.6%
ING Financial Markets LLC, Joint repurchase agreement, 3.7800%, dated 12/31/25, maturing 1/2/26 to be repurchased at $1,100,231 collateralized by $1,101,168 in U.S. Treasuries 1.8750% - 4.1250%, 10/15/28 - 7/15/35 with a value of $1,122,236 (cost $1,100,000)	$1,100,000	1,100,000
Total Investments (total cost $54,133,751) – 99.8%		68,854,711
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		163,821
Net Assets – 100%		$69,018,532

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$66,175,398	96.1%
Ireland	1,834,227	2.7
Canada	845,086	1.2
Total	$68,854,711	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | December 31, 2025

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments (unaudited)
December 31, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$1,100,000	$—	$(1,100,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Small-Mid Cap Value Fund
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$67,754,711	$-	$-
Repurchase Agreements	-	1,100,000	-
Total Assets	$67,754,711	$1,100,000	$-
4  | December 31, 2025

Janus Henderson Small-Mid Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025

Assets:
Investments, at value (cost $53,033,751)	$67,754,711
Repurchase agreements, at value (cost $1,100,000)	1,100,000
Cash	69,192
Trustees' deferred compensation	2,046
Receivables:
Investments sold	497,616
Dividends	55,621
Due from adviser	32,920
Fund shares sold	18,682
Interest	231
Other assets	500
Total Assets	69,531,519
Liabilities:
Payables:
Fund shares repurchased	323,803
Investments purchased	69,767
Professional fees	37,720
Advisory fees	31,025
Transfer agent fees and expenses	9,627
Trustees' deferred compensation fees	2,046
12b-1 Distribution and shareholder servicing fees	1,340
Affiliated fund administration fees payable	155
Trustees' fees and expenses	99
Custodian fees	36
Accrued expenses and other payables	37,369
Total Liabilities	512,987
Commitments and contingent liabilities (Note 3)
Net Assets	$69,018,532
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Small-Mid Cap Value Fund
Statement of Assets and Liabilities (unaudited)
December 31, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$52,623,234
Total distributable earnings (loss)	16,395,298
Total Net Assets	$69,018,532
Net Assets - Class A Shares	$3,038,855
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	204,247
Net Asset Value Per Share(1)	$14.88
Maximum Offering Price Per Share(2)	$15.79
Net Assets - Class C Shares	$600,073
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	43,038
Net Asset Value Per Share(1)	$13.94
Net Assets - Class D Shares	$39,133,035
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,609,760
Net Asset Value Per Share	$14.99
Net Assets - Class I Shares	$6,658,201
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	438,567
Net Asset Value Per Share	$15.18
Net Assets - Class N Shares	$12,429,574
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	829,940
Net Asset Value Per Share	$14.98
Net Assets - Class S Shares	$223,137
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,144
Net Asset Value Per Share	$14.73
Net Assets - Class T Shares	$6,935,657
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	462,003
Net Asset Value Per Share	$15.01

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | December 31, 2025

Janus Henderson Small-Mid Cap Value Fund
Statement of Operations (unaudited)
For the period ended December 31, 2025

Investment Income:
Dividends	$579,808
Interest	43,353
Other income	208
Foreign tax withheld	(4,623)
Total Investment Income	618,746
Expenses:
Advisory fees	291,725
12b-1 Distribution and shareholder servicing fees:
Class A Shares	3,790
Class C Shares	3,684
Class S Shares	136
Transfer agent administrative fees and expenses:
Class D Shares	23,014
Class S Shares	273
Class T Shares	8,658
Transfer agent networking and omnibus fees:
Class A Shares	1,769
Class C Shares	342
Class I Shares	4,087
Other transfer agent fees and expenses:
Class A Shares	105
Class C Shares	23
Class D Shares	5,243
Class I Shares	158
Class N Shares	668
Class S Shares	5
Class T Shares	93
Registration fees	75,797
Professional fees	27,916
Non-affiliated fund administration fees	24,583
Shareholder reports expense	8,694
Custodian fees	2,988
Affiliated fund administration fees	1,460
Trustees' fees and expenses	749
Other expenses	21,610
Total Expenses	507,570
Less: Excess Expense Reimbursement and Waivers	(147,526)
Net Expenses	360,044
Net Investment Income/(Loss)	258,702
Net Realized Gain/(Loss) on Investments:
Investments	7,872,728
Total Net Realized Gain/(Loss) on Investments	7,872,728
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(852,806)
Total Change in Unrealized Net Appreciation/Depreciation	(852,806)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,278,624
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Small-Mid Cap Value Fund
Statements of Changes in Net Assets

	Period ended December 31, 2025 (unaudited)	Year ended June 30, 2025
Operations:
Net investment income/(loss)	$258,702	$616,500
Net realized gain/(loss) on investments	7,872,728	4,091,654
Change in unrealized net appreciation/depreciation	(852,806)	(4,696,406)
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,278,624	11,748
Dividends and Distributions to Shareholders:
Class A Shares	(258,400)	(225,953)
Class C Shares	(65,932)	(38,498)
Class D Shares	(3,464,209)	(3,671,846)
Class I Shares	(600,185)	(749,712)
Class N Shares	(1,135,522)	(2,384,269)
Class S Shares	(19,156)	(14,829)
Class T Shares	(574,516)	(544,438)
Net Decrease from Dividends and Distributions to Shareholders	(6,117,920)	(7,629,545)
Capital Share Transactions:
Class A Shares	192,925	218,038
Class C Shares	(89,869)	413,382
Class D Shares	(4,499,516)	1,764,520
Class I Shares	(471,689)	377,076
Class N Shares	(10,962,366)	(6,398,949)
Class S Shares	27,885	(3,653)
Class T Shares	(1,460,059)	1,655,397
Net Increase/(Decrease) from Capital Share Transactions	(17,262,689)	(1,974,189)
Net Increase/(Decrease) in Net Assets	(16,101,985)	(9,591,986)
Net Assets:
Beginning of period	85,120,517	94,712,503
End of period	$69,018,532	$85,120,517
See Notes to Financial Statements.
8  | December 31, 2025

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.84	$15.89	$13.45	$11.72	$13.98	$10.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.06	0.08	0.08	0.06	0.10
Net realized and unrealized gain/(loss)	1.38	0.10	2.46	1.69	(1.93)	3.78
Total from Investment Operations	1.41	0.16	2.54	1.77	(1.87)	3.88
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.05)	(0.10)	(0.04)	(0.05)	(0.07)
Distributions (from capital gains)	(1.36)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.37)	(1.21)	(0.10)	(0.04)	(0.39)	(0.07)
Net Asset Value, End of Period	$14.88	$14.84	$15.89	$13.45	$11.72	$13.98
Total Return*	9.63%	0.18%	18.99%	15.09%	(13.78)%	38.27%
Net Assets, End of Period (in thousands)	$3,039	$2,834	$2,877	$2,424	$2,387	$3,279
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.55%	1.63%	1.37%	1.28%	1.28%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.32%	1.15%	1.07%	1.12%	1.07%
Ratio of Net Investment Income/(Loss)	0.40%	0.36%	0.57%	0.62%	0.42%	0.81%
Portfolio Turnover Rate	27%	76%	63%	62%	80%	99%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.02	$15.14	$12.81	$11.22	$13.45	$9.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.05)	(0.01)	(0.02)	(0.04)	0.02
Net realized and unrealized gain/(loss)	1.31	0.09	2.35	1.61	(1.85)	3.63
Total from Investment Operations	1.28	0.04	2.34	1.59	(1.89)	3.65
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.01)	—	—	—
Distributions (from capital gains)	(1.36)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.36)	(1.16)	(0.01)	—	(0.34)	—
Net Asset Value, End of Period	$13.94	$14.02	$15.14	$12.81	$11.22	$13.45
Total Return*	9.23%	(0.57)%	18.28%	14.17%	(14.41)%	37.24%
Net Assets, End of Period (in thousands)	$600	$690	$354	$354	$450	$515
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.59%	2.79%	2.74%	2.72%	2.51%	2.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.85%	2.03%	1.79%	1.84%	1.84%	1.81%
Ratio of Net Investment Income/(Loss)	(0.35)%	(0.34)%	(0.07)%	(0.15)%	(0.33)%	0.14%
Portfolio Turnover Rate	27%	76%	63%	62%	80%	99%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | December 31, 2025

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.96	$16.01	$13.54	$11.81	$14.08	$10.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.10	0.12	0.11	0.08	0.10
Net realized and unrealized gain/(loss)	1.39	0.10	2.48	1.69	(1.93)	3.83
Total from Investment Operations	1.44	0.20	2.60	1.80	(1.85)	3.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.09)	(0.13)	(0.07)	(0.08)	(0.09)
Distributions (from capital gains)	(1.36)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.41)	(1.25)	(0.13)	(0.07)	(0.42)	(0.09)
Net Asset Value, End of Period	$14.99	$14.96	$16.01	$13.54	$11.81	$14.08
Total Return*	9.73%	0.41%	19.34%	15.28%	(13.54)%	38.52%
Net Assets, End of Period (in thousands)	$39,133	$43,085	$45,141	$40,871	$40,878	$66,854
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.30%	1.05%	0.94%	0.95%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	1.06%	0.91%	0.83%	0.87%	0.89%
Ratio of Net Investment Income/(Loss)	0.62%	0.62%	0.81%	0.86%	0.62%	0.78%
Portfolio Turnover Rate	27%	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.13	$16.18	$13.69	$11.93	$14.22	$10.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.11	0.12	0.11	0.09	0.13
Net realized and unrealized gain/(loss)	1.41	0.09	2.50	1.72	(1.96)	3.84
Total from Investment Operations	1.46	0.20	2.62	1.83	(1.87)	3.97
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.09)	(0.13)	(0.07)	(0.08)	(0.09)
Distributions (from capital gains)	(1.36)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.41)	(1.25)	(0.13)	(0.07)	(0.42)	(0.09)
Net Asset Value, End of Period	$15.18	$15.13	$16.18	$13.69	$11.93	$14.22
Total Return*	9.78%	0.44%	19.32%	15.40%	(13.56)%	38.58%
Net Assets, End of Period (in thousands)	$6,658	$7,072	$7,545	$7,074	$8,309	$14,659
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.29%	1.01%	0.90%	0.91%	1.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	1.05%	0.86%	0.79%	0.82%	0.89%
Ratio of Net Investment Income/(Loss)	0.64%	0.65%	0.85%	0.88%	0.67%	1.02%
Portfolio Turnover Rate	27%	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | December 31, 2025

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.97	$16.01	$13.55	$11.81	$14.09	$10.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.12	0.13	0.13	0.11	0.11
Net realized and unrealized gain/(loss)	1.39	0.11	2.48	1.70	(1.95)	3.84
Total from Investment Operations	1.45	0.23	2.61	1.83	(1.84)	3.95
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.11)	(0.15)	(0.09)	(0.10)	(0.10)
Distributions (from capital gains)	(1.36)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.44)	(1.27)	(0.15)	(0.09)	(0.44)	(0.10)
Net Asset Value, End of Period	$14.98	$14.97	$16.01	$13.55	$11.81	$14.09
Total Return*	9.83%	0.59%	19.42%	15.54%	(13.48)%	38.72%
Net Assets, End of Period (in thousands)	$12,430	$22,935	$31,468	$46,653	$56,752	$70,581
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.16%	0.88%	0.77%	0.80%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.94%	0.77%	0.69%	0.74%	0.76%
Ratio of Net Investment Income/(Loss)	0.73%	0.75%	0.93%	1.02%	0.79%	0.83%
Portfolio Turnover Rate	27%	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.71	$15.76	$13.34	$11.60	$13.84	$10.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.07	0.09	0.07	0.04	0.08
Net realized and unrealized gain/(loss)	1.37	0.09	2.43	1.67	(1.91)	3.75
Total from Investment Operations	1.41	0.16	2.52	1.74	(1.87)	3.83
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	(0.10)	—	(0.03)	(0.05)
Distributions (from capital gains)	(1.36)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.39)	(1.21)	(0.10)	—	(0.37)	(0.05)
Net Asset Value, End of Period	$14.73	$14.71	$15.76	$13.34	$11.60	$13.84
Total Return*	9.66%	0.19%	19.04%	15.00%	(13.85)%	38.16%
Net Assets, End of Period (in thousands)	$223	$195	$211	$229	$939	$1,136
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.85%	2.98%	2.58%	1.84%	1.54%	1.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	1.24%	1.11%	1.13%	1.20%	1.23%
Ratio of Net Investment Income/(Loss)	0.46%	0.43%	0.62%	0.51%	0.31%	0.68%
Portfolio Turnover Rate	27%	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | December 31, 2025

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2025 (unaudited) and the year ended June 30	2025	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.97	$16.02	$13.55	$11.81	$14.07	$10.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.08	0.10	0.10	0.06	0.06
Net realized and unrealized gain/(loss)	1.39	0.10	2.48	1.69	(1.93)	3.86
Total from Investment Operations	1.43	0.18	2.58	1.79	(1.87)	3.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.07)	(0.11)	(0.05)	(0.05)	(0.06)
Distributions (from capital gains)	(1.36)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.39)	(1.23)	(0.11)	(0.05)	(0.39)	(0.06)
Net Asset Value, End of Period	$15.01	$14.97	$16.02	$13.55	$11.81	$14.07
Total Return*	9.68%	0.30%	19.20%	15.18%	(13.67)%	38.50%
Net Assets, End of Period (in thousands)	$6,936	$8,310	$7,115	$6,190	$7,416	$18,663
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.37%	1.44%	1.17%	1.06%	1.07%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.18%	1.02%	0.94%	0.99%	1.02%
Ratio of Net Investment Income/(Loss)	0.51%	0.48%	0.70%	0.74%	0.46%	0.49%
Portfolio Turnover Rate	27%	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Janus Henderson Small-Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | December 31, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the period ended December 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | December 31, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Janus Investment Fund | 19

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any
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Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
performance adjustment (expressed as an annual rate) is 0.70%, and the Fund’s benchmark index used in the calculation is the Russell 2500TM Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.70%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.74% for at least a one-year period commencing on October 28, 2025. The previous expense limit (for a one-year period commencing October 27, 2023) was 0.82%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $225,317 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Janus Investment Fund | 21

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2025, the Distributor retained upfront sales charges of $8.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31,
2025.
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Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the period ended December 31, 2025.
As of December 31, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	10	2
Class S Shares	51	- *
Class T Shares	-	-

*Less than 0.50%
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$54,582,295	$15,987,259	$(1,714,843)	$14,272,416
Janus Investment Fund | 23

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
5. Capital Share Transactions
	Period ended December 31, 2025		Year ended June 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,623	$24,994	35,445	$573,916
Reinvested dividends and distributions	17,566	258,400	13,579	225,953
Shares repurchased	(5,955)	(90,469)	(39,077)	(581,831)
Net Increase/(Decrease)	13,234	$192,925	9,947	$218,038
Class C Shares:
Shares sold	-	$-	30,451	$470,889
Reinvested dividends and distributions	4,781	65,932	2,438	38,498
Shares repurchased	(10,941)	(155,801)	(7,079)	(96,005)
Net Increase/(Decrease)	(6,160)	$(89,869)	25,810	$413,382
Class D Shares:
Shares sold	101,577	$1,614,850	992,004	$16,428,080
Reinvested dividends and distributions	226,207	3,354,655	214,097	3,586,126
Shares repurchased	(597,921)	(9,469,021)	(1,146,077)	(18,249,686)
Net Increase/(Decrease)	(270,137)	$(4,499,516)	60,024	$1,764,520
Class I Shares:
Shares sold	34,198	$559,657	251,599	$4,293,206
Reinvested dividends and distributions	39,986	600,185	44,257	749,712
Shares repurchased	(102,925)	(1,631,531)	(294,851)	(4,665,842)
Net Increase/(Decrease)	(28,741)	$(471,689)	1,005	$377,076
Class N Shares:
Shares sold	50,135	$790,521	195,331	$3,119,005
Reinvested dividends and distributions	76,673	1,135,522	142,344	2,384,269
Shares repurchased	(829,054)	(12,888,409)	(770,447)	(11,902,223)
Net Increase/(Decrease)	(702,246)	$(10,962,366)	(432,772)	$(6,398,949)
Class S Shares:
Shares sold	692	$10,568	416	$6,747
Reinvested dividends and distributions	1,315	19,156	899	14,829
Shares repurchased	(122)	(1,839)	(1,467)	(25,229)
Net Increase/(Decrease)	1,885	$27,885	(152)	$(3,653)
Class T Shares:
Shares sold	88,348	$1,392,285	207,798	$3,164,180
Reinvested dividends and distributions	38,695	574,237	32,465	544,438
Shares repurchased	(220,243)	(3,426,581)	(129,326)	(2,053,221)
Net Increase/(Decrease)	(93,200)	$(1,460,059)	110,937	$1,655,397
6. Purchases and Sales of Investment Securities
For the period ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$20,971,902	$43,996,504	$-	$-
7. Acquisition Note
On December 22, 2025, Janus Henderson Group plc, the parent company of the Fund's investment adviser, announced a definitive agreement to be acquired by Trian Fund Management and General Catalyst. The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders. Management is assessing the impact to the funds.
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Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements (unaudited)
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 25

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board”) of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 5, 2025 and December 9-10, 2025, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant over the course of the year. In this regard, the Trustees noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Following the Board’s evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2026 through February 1, 2027, subject to earlier termination as provided for in each agreement. Although the Board considered the continuation of the investment advisory agreements as part of its multi-faceted review process across the Janus Henderson Funds, the Board’s approvals were made on a Fund-by-Fund basis.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and
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Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and investment risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. Additionally, the Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract and retain well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2025, approximately 57% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2025, approximately 52% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2025 performance has been strong, noting that: (i) for the 1- and 3-year periods ended September 30, 2025, approximately 45% and 58% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2025, approximately 53% and 54% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Janus Investment Fund | 27

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the additional resources added by the Adviser to support the Fund’s portfolio management.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson International Dividend Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted certain changes to the Fund’s principal investment strategies and related repositioning recently implemented by the Adviser and the Adviser’s assessment of the potential impact of such changes on performance going forward.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, as well as changes to the Fund’s portfolio management implemented in June 2022.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025.
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Additional Information (unaudited)
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser has taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance, including the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2025 and the bottom Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the recently-implemented changes to the composition of the Fund’s portfolio management team.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2025 and the second Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2025. The Trustees noted that the 36-month end performance was not yet available.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2025 and the third Broadridge quartile for the 12 months ended June 30, 2025.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
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Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 9% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) Janus Henderson Funds had management fees (after waivers or performance fees) that were under or within 2 bps of the net management fees for similar funds subadvised by the Adviser in all but two cases. The Trustees noted that for the two Janus Henderson Funds that did not have a lower or in line management fee (after waivers or performance fees) than similar funds subadvised by the Adviser, the net management fee was reasonable.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2024 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that although the Funds’ total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson European Focus Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Select Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson International Dividend Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Research Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Venture Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds as of December 31, 2024, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by
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Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2025, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2025 report: (1) analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 32% of Janus Henderson Funds have performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have flat-rate fees (the “Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and potentially higher fees when the fund grows in assets.
With respect to the Flat-Rate Fee Funds, the independent fee consultant concluded in its 2025 report that (1) 67% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analyses conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They
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Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Small-Mid Cap Value Fund
Notes
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93033 02-26

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.